UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus, Esq.	Geoffrey R.T. Kenyon, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	One International Place, 40th Floor
New York, New York 10282	100 Oliver Street
Boston, MA 02110

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	May 31, 2021

MLP Energy Infrastructure Fund

Goldman Sachs MLP Energy Infrastructure Fund

TABLE OF CONTENTS

Fund Basics	1

Schedule of Investments	3

Financial Statements	5

Financial Highlights	8

Notes to Financial Statements	15

Other Information	30

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Goldman Sachs MLP Energy Infrastructure Fund

as of May 31, 2021

PERFORMANCE REVIEW

December 1, 2020–May 31, 2021	Fund Total Return (based on NAV)[1]	Alerian MLP Index (Total Return, Unhedged, USD)[2]

Class A	39.60%	44.09%
Class C	39.10	44.09
Institutional	39.86	44.09
Investor	39.78	44.09
Class R6	39.87	44.09
Class R	39.41	44.09
Class P	39.81	44.09

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Alerian MLP Index (Total Return, Unhedged, USD) is a composite of the 50 most prominent energy master limited partnerships calculated by Standard & Poor’s using a float-adjusted market capitalization methodology. The Alerian MLP Index is disseminated by the New York Stock Exchange real-time on a price return basis (NYSE: AMZ). The corresponding total return index is calculated and disseminated daily through ticker AMZX. The Alerian MLP Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 5/31/21[3]

Holding	% of Net Assets	Line of Business

MPLX LP	7.3%	Gathering + Processing

Enterprise Products Partners LP	7.2	Pipeline Transportation | Natural Gas

Energy Transfer LP	7.2	Pipeline Transportation | Natural Gas

Magellan Midstream Partners LP	5.6	Pipeline Transportation | Petroleum

Targa Resources Corp.	5.3	Gathering + Processing

Western Midstream Partners LP	5.2	Gathering + Processing

Plains All American Pipeline LP	5.1	Pipeline Transportation | Petroleum

ONEOK, Inc.	4.6	Gathering + Processing

Cheniere Energy, Inc.	4.6	Other | Liquefaction
DCP Midstream LP	4.6	Gathering + Processing

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[4]

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 93.7%
Gathering + Processing – 36.2%
987,500	Antero Midstream Corp.	$9,480,000
1,441,168	Crestwood Equity Partners LP	41,303,875
2,240,500	DCP Midstream LP	56,393,385
382,500	Hess Midstream LP Class A	9,742,275
3,135,000	MPLX LP	89,755,050
1,082,500	ONEOK, Inc.	57,091,050
1,690,000	Targa Resources Corp.	65,673,400
2,000,000	The Williams Cos., Inc.	52,680,000
3,185,000	Western Midstream Partners LP	63,636,300

		445,755,335

Marketing | Wholesale – 3.0%
950,000	Gibson Energy, Inc.	18,771,160
515,000	Sunoco LP	18,045,600

		36,816,760

Other* – 0.8%
150,000	Darling Ingredients, Inc.	10,269,000

Other | Liquefaction – 6.5%
490,000	Cheniere Energy Partners LP	20,217,400
664,500	Cheniere Energy, Inc.*	56,416,050
73,288	New Fortress Energy, Inc.	3,085,425

		79,718,875

Pipeline Transportation | Natural Gas – 21.9%
8,950,000	Energy Transfer LP	88,605,000
3,775,000	Enterprise Products Partners LP	89,127,750
625,000	Keyera Corp.	15,500,186
1,867,500	Kinder Morgan, Inc.	34,249,950
825,000	TC Energy Corp.	42,124,500

		269,607,386

Pipeline Transportation | Petroleum – 21.7%
222,500	BP Midstream Partners LP	3,146,150
837,500	Enbridge, Inc.	32,227,000
285,000	Holly Energy Partners LP	6,061,950
1,412,500	Magellan Midstream Partners LP	69,622,125
1,300,000	NuStar Energy LP	23,855,000
395,000	PBF Logistics LP	6,422,700
1,400,000	Pembina Pipeline Corp.	45,248,000
6,000,000	Plains All American Pipeline LP	63,180,000
875,000	Plains GP Holdings LP Class A	9,546,250
590,000	Shell Midstream Partners LP	8,519,600

		267,828,775

Power Generation – 3.1%
392,500	Atlantica Sustainable Infrastructure PLC	14,267,375
170,000	NextEra Energy Partners LP	11,622,900
350,000	Northland Power, Inc.	11,710,608

		37,600,883

Services | Midstream – 0.5%
261,386	Rattler Midstream LP	2,755,008

Common Stocks – (continued)
Services | Midstream – (continued)
199,151	USA Compression Partners LP	3,072,900

		5,827,908

TOTAL COMMON STOCKS
(Cost $1,240,629,075)		$1,153,424,922

Units	Description	Value

Special Purpose Acquisition Companies* – 2.6%
1,755,144	ECP Environmental Growth Opportunities Corp.	$17,095,103
203,881	ECP Environmental Growth Opportunities Corp. Founder Shares(a)(b)	—
950,900	Rice Acquisition Corp.	14,967,166

SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $25,589,702)		$32,062,269

Units	Expiration Date	Strike Price	Value

Warrants* – 0.3%
Special Purpose Acquisition Company – 0.3%
ECP Environmental Growth Opportunities Corp.
438,786	02/11/28	$11.50	$359,848
ECP Environmental Growth Opportunities Corp. Private(a)(b)
333,300	2/11/28	11.50	499,950
Rice Acquisition Corp.
567,950	10/26/27	11.50	2,686,404

TOTAL WARRANTS
(Cost $2,172,467)			$3,546,202

Shares	Description	Value

Exchange Traded Fund – 1.1%
Stock Funds – 1.1%
257,000	Energy Select Sector SPDR Fund	$13,417,970
(Cost $13,418,510)

Shares	Dividend Rate	Value

Investment Company(c) – 0.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,842,343	0.026%	$3,842,343
(Cost $3,842,343)

TOTAL INVESTMENTS – 98.0%
(Cost $1,285,652,097)		$1,206,293,706

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		24,869,533

NET ASSETS – 100.0%		$1,231,163,239

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $499,950, which represents approximately 0.0% of the Fund’s net assets as of May 31, 2021. See additional details below:

Restricted Security	Acquisition Date	Cost
ECP Environmental Growth Opportunities Corp. Private Warrants	2/11/21	$499,950
ECP Environmental Growth Opportunities Corp. Founder Shares	2/11/21	—

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated fund.

Investment Abbreviations:
GP	—General Partnership
LP	—Limited Partnership
PIPE	—Private Investment in Public Equity
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED PIPE COMMITMENT — At May 31, 2021, the Fund had unfunded PIPE commitments pursuant to a subscription agreement with the following issuers:

Issuer	Shares	Current Value	Unrealized Gain (Loss)

Rice Acquisition Corp.(a)	570,795	$5,707,950	$—

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

PURCHASED OPTIONS CONTRACTS — At May 31, 2021, the Fund had the following purchased options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Phillips 66 Partners LP	$40.00	12/17/2021	6,500	650,000	$2,307,500	$1,188,200	$1,119,300
Phillips 66 Partners LP	30.00	09/17/2021	12,500	1,250,000	12,875,000	4,725,000	8,150,000
XOP ETF	82.00	09/17/2021	2,500	250,000	2,900,000	3,162,550	(262,550)

TOTAL			21,500	2,150,000	$18,082,500	$9,075,750	$9,006,750

Abbreviations
XOP ETF	—SPDR S&P Oil & Gas Exploration & Production ETF

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Assets and Liabilities

May 31, 2021 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $1,281,809,754)	$1,202,451,363
Purchased options, at value (premium paid $9,075,750)	18,082,500
Investments of affiliated issuers, at value (cost $3,842,343)	3,842,343
Cash	1,130,729
Foreign currencies, at value (cost $23,105)	23,126
Receivables:
Investments sold	13,369,877
Fund shares sold	1,157,622
Dividends	982,694
Collateral on options contracts	250,000
Reimbursement from investment adviser	10,294
Deferred taxes, net	5,788,647
Other assets	88,060
Total assets	1,247,177,255

Liabilities:
Payables:
Investments purchased	13,418,625
Management fees	1,024,284
Fund shares redeemed	983,742
Distribution and service fees and transfer agent fees	79,270
Deferred taxes, net	—
Accrued expenses	508,095
Total liabilities	16,014,016

Net Assets:
Paid-in capital	2,434,443,652
Total distributable earnings (loss)	(1,203,280,413)
NET ASSETS	$1,231,163,239
Net Assets:
Class A	$42,108,711
Class C	29,291,293
Institutional	187,170,978
Investor	41,421,727
Class R6	177,649,986
Class R	660,260
Class P	752,860,284
Total Net Assets	$1,231,163,239
Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	1,819,269
Class C	1,375,366
Institutional	7,748,223
Investor	1,739,755
Class R6	7,345,184
Class R	29,315
Class P	31,046,231
Net asset value, offering and redemption price per share:(a)
Class A	$23.15
Class C	21.30
Institutional	24.16
Investor	23.81
Class R6	24.19
Class R	22.52
Class P	24.25

(a)	Maximum public offering price per share for Class A Shares is $24.50. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Operations

For the Six Months Ended May 31, 2021 (Unaudited)

Investment income:

Dividends — unaffiliated issuers (net of tax withholding of $498,873)	$37,614,696

Dividends — affiliated issuers	709

Less: Return of Capital on Dividends	(27,406,531)

Total investment income	10,208,874

Expenses:

Management fees	5,583,546

Transfer Agency fees(a)	241,180

Professional fees	168,179

Distribution and Service (12b-1) fees(a)	149,980

Custody, accounting and administrative services	86,784

Printing and mailing costs	81,360

Franchise Expense	49,977

Registration fees	35,372

Service Share fees — Class C	33,711

Trustee fees	10,209

Other	21,711

Total operating expenses, before taxes	6,462,009

Less — expense reductions	(58,594)

Net operating expenses, before taxes	6,403,415

NET INVESTMENT INCOME, BEFORE TAXES	3,805,459

Current and deferred tax benefit	77,253

NET INVESTMENT INCOME, NET OF TAXES	3,882,712

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	106,388,193

Purchased options	2,609,985

Written options	(3,549,414)

Foreign currency transactions	44,660

Current and deferred tax benefit	2,122,387

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	247,548,058

Purchased Options	8,560,826

Written options	217,500

Foreign currency translation	(2,588)

Current and deferred tax benefit	5,158,516

Net realized and unrealized gain, net of taxes	369,098,123

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$372,980,835

(a)	Class specific Distribution and/or Service (12b-1), and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agent Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$47,353	$101,133	$1,494	$28,957	$20,541	$38,927	$27,161	$28,997	$445	$96,151

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Fiscal Year Ended November 30, 2020
From operations:

Net investment income (loss), net of taxes	$3,882,712	$(5,278,888)

Net realized gain (loss), net of taxes	107,615,811	(534,489,840)

Net change in unrealized gain, net of taxes	261,482,312	78,270,648

Net increase (decrease) in net assets resulting from operations	372,980,835	(461,498,080)

Distributions to shareholders:

From distributable earnings

Class A Shares	(1,325,539)	—

Class C Shares	(1,009,005)	—

Institutional Shares	(6,187,231)	—

Investor Shares	(1,229,484)	—

Class R6 Shares	(6,132,879)	—

Class R Shares	(21,366)	—

Class P Shares	(22,072,208)	—

From return of capital

Class A Shares	—	(3,740,013)

Class C Shares	—	(3,271,090)

Institutional Shares	—	(21,684,266)

Investor Shares	—	(4,311,050)

Class R6 Shares	—	(14,964,119)

Class R Shares	—	(83,728)

Class P Shares	—	(49,952,163)

Total distributions to shareholders	(37,977,712)	(98,006,429)

From share transactions:

Proceeds from sales of shares	150,951,200	969,598,587

Reinvestment of distributions	35,977,230	91,996,502

Cost of shares redeemed	(273,985,150)	(1,247,880,583)

Net decrease in net assets resulting from share transactions	(87,056,720)	(186,285,494)

TOTAL INCREASE (DECREASE)	247,946,403	(745,790,003)

Net assets:

Beginning of period	983,216,836	1,729,006,839

End of period	$1,231,163,239	$983,216,836

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class A Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Data*

Net asset value, beginning of period	$17.15		$26.10	$31.90	$34.00	$39.40	$38.10

Net investment income (loss)(a)	0.03		(0.15)	(0.30)	(0.10)	(0.35)	(0.30)

Net realized and unrealized gain (loss)	6.69		(7.86)	(3.00)	0.35	(2.85)	4.00

Total from investment operations	6.72		(8.01)	(3.30)	0.25	(3.20)	3.70

Distributions to shareholders from net investment income	(0.72)		—	(0.15)	(0.80)	(0.25)	—

Distributions to shareholders from return of capital	—		(0.94)	(2.35)	(1.55)	(1.95)	(2.40)

Total distributions	(0.72)		(0.94)	(2.50)	(2.35)	(2.20)	(2.40)

Net asset value, end of period	$23.15		$17.15	$26.10	$31.90	$34.00	$39.40

Total return(b)	39.60%		(27.83)%	(11.06)%	0.23%	(8.35)%	10.23%

Net assets, end of period (in 000s)	$42,109		$34,024	$60,112	$95,120	$115,467	$289,689

Ratio of total expenses to average net assets after tax (benefit)/expense(c)	0.82	%(d)	2.64%	1.67%	1.67%	1.52%	1.45%

Ratio of net expenses to average net assets after tax (benefit)/expense(c)	0.81	%(d)	2.61%	1.67%	1.67%	1.52%	1.45%

Ratio of net expenses to average net assets before tax (benefit)/expense	1.46	%(d)	1.49%	1.44%	1.40%	1.42%	1.45%

Ratio of net investment loss to average net assets(e)	0.36	%(d)	(0.81)%	(1.02)%	(0.34)%	(0.85)%	(0.87)%

Portfolio turnover rate(f)	55%		139%	51%	68%	42%	104%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Annualized with the exception of tax expenses.
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class C Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Data*

Net asset value, beginning of period	$15.88		$24.55	$30.35	$32.70	$38.25	$37.30

Net investment loss(a)	(0.04)		(0.29)	(0.50)	(0.35)	(0.60)	(0.60)

Net realized and unrealized gain (loss)	6.18		(7.44)	(2.80)	0.35	(2.75)	3.95

Total from investment operations	6.14		(7.73)	(3.30)	—	(3.35)	3.35

Distributions to shareholders from net investment income	(0.72)		—	(0.15)	(0.80)	(0.25)	—

Distributions to shareholders from return of capital	—		(0.94)	(2.35)	(1.55)	(1.95)	(2.40)

Total distributions	(0.72)		(0.94)	(2.50)	(2.35)	(2.20)	(2.40)

Net asset value, end of period	$21.30		$15.88	$24.55	$30.35	$32.70	$38.25

Total return(b)	39.10%		(28.47)%	(11.64)%	(0.38)%	(9.15)%	9.49%

Net assets, end of period (in 000s)	$29,291		$24,897	$58,044	$92,201	$124,291	$170,575

Ratio of total expenses to average net assets after tax (benefit)/expense(c)	1.57	%(d)	3.39%	2.42%	2.44%	2.28%	2.20%

Ratio of net expenses to average net assets after tax (benefit)/expense(c)	1.56	%(d)	3.37%	2.42%	2.44%	2.28%	2.20%

Ratio of net expenses to average net assets before tax (benefit)/expense	2.21	%(d)	2.24%	2.19%	2.15%	2.17%	2.21%

Ratio of net investment loss to average net assets(e)	(0.40	)%(d)	(1.63)%	(1.77)%	(1.06)%	(1.60)%	(1.63)%

Portfolio turnover rate(f)	55%		139%	51%	68%	42%	104%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Annualized with the exception of tax expenses.
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Institutional Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Data*

Net asset value, beginning of period	$17.84		$26.95	$32.75	$34.75	$40.10	$38.50

Net investment income (loss)(a)	0.07		(0.11)	(0.20)	0.10	(0.15)	(0.25)

Net realized and unrealized gain (loss)	6.97		(8.06)	(3.10)	0.25	(3.00)	4.25

Total from investment operations	7.04		(8.17)	(3.30)	0.35	(3.15)	4.00

Distributions to shareholders from net investment income	(0.72)		—	(0.15)	(0.80)	(0.25)	—

Distributions to shareholders from return of capital	—		(0.94)	(2.35)	(1.55)	(1.95)	(2.40)

Total distributions	(0.72)		(0.94)	(2.50)	(2.35)	(2.20)	(2.40)

Net asset value, end of period	$24.16		$17.84	$26.95	$32.75	$34.75	$40.10

Total return(b)	39.86%		(27.54)%	(10.77)%	0.67%	(8.21)%	10.92%

Net assets, end of period (in 000s)	$187,171		$182,236	$502,633	$651,132	$1,711,829	$1,830,614

Ratio of total expenses to average net assets after tax (benefit)/expense(c)	0.46	%(d)	2.25%	1.28%	1.43%	1.14%	1.05%

Ratio of net expenses to average net assets after tax (benefit)/expense(c)	0.45	%(d)	2.22%	1.28%	1.43%	1.14%	1.05%

Ratio of net expenses to average net assets before tax (benefit)/expense	1.10	%(d)	1.10%	1.05%	1.01%	1.03%	1.05%

Ratio of net investment loss to average net assets(e)	0.73	%(d)	(0.56)%	(0.61)%	0.34%	(0.42)%	(0.69)%

Portfolio turnover rate(f)	55%		139%	51%	68%	42%	104%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Annualized with the exception of tax expenses.
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Investor Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Data*

Net asset value, beginning of period	$17.60		$26.65	$32.50	$34.50	$39.85	$38.35

Net investment income (loss)(a)	0.06		(0.15)	(0.25)	(0.05)	(0.25)	(0.20)

Net realized and unrealized gain (loss)	6.87		(7.96)	(3.10)	0.40	(2.90)	4.10

Total from investment operations	6.93		(8.11)	(3.35)	0.35	(3.15)	3.90

Distributions to shareholders from net investment income	(0.72)		—	(0.15)	(0.80)	(0.25)	—

Distributions to shareholders from return of capital	—		(0.94)	(2.35)	(1.55)	(1.95)	(2.40)

Total distributions	(0.72)		(0.94)	(2.50)	(2.35)	(2.20)	(2.40)

Net asset value, end of period	$23.81		$17.60	$26.65	$32.50	$34.50	$39.85

Total return(b)	39.78%		(27.63)%	(11.01)%	0.68%	(8.26)%	10.69%

Net assets, end of period (in 000s)	$41,422		$32,396	$98,506	$142,664	$156,974	$121,705

Ratio of total expenses to average net assets after tax (benefit)/expense(c)	0.57	%(d)	2.38%	1.42%	1.43%	1.29%	1.20%

Ratio of net expenses to average net assets after tax (benefit)/expense(c)	0.56	%(d)	2.36%	1.42%	1.43%	1.29%	1.20%

Ratio of net expenses to average net assets before tax (benefit)/expense	1.21	%(d)	1.23%	1.19%	1.15%	1.17%	1.20%

Ratio of net investment loss to average net assets(e)	0.59	%(d)	(0.73)%	(0.77)%	(0.07)%	(0.63)%	(0.60)%

Portfolio turnover rate(f)	55%		139%	51%	68%	42%	104%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Annualized with the exception of tax expenses.
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class R6 Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,		Period Ended November 30, 2018(a)
			2020	2019
Per Share Data*

Net asset value, beginning of period	$17.86		$27.00	$32.75	$32.15

Net investment income (loss)(b)	0.08		(0.05)	(0.20)	(0.10)

Net realized and unrealized gain (loss)	6.97		(8.15)	(3.05)	2.50

Total from investment operations	7.05		(8.20)	(3.25)	2.40

Distributions to shareholders from net investment income	(0.72)		—	(0.15)	(0.65)

Distributions to shareholders from return of capital	—		(0.94)	(2.35)	(1.15)

Total distributions	(0.72)		(0.94)	(2.50)	(1.80)

Net asset value, end of period	$24.19		$17.86	$27.00	$32.75

Total return(c)	39.87%		(27.60)%	(10.60)%	7.15%

Net assets, end of period (in 000s)	$177,650		$181,968	$165,252	$205,470

Ratio of total expenses to average net assets after tax (benefit)/expense(d)	0.45	%(d)	2.26%	1.26%	1.11	%(e)

Ratio of net expenses to average net assets after tax (benefit)/expense(d)	0.44	%(d)	2.23%	1.26%	1.11	%(e)

Ratio of net expenses to average net assets before tax (benefit)/expense	1.09	%(d)	1.11%	1.04%	1.00	%(e)

Ratio of net investment loss to average net assets(f)	0.74	%(d)	(0.29)%	(0.66)%	(0.46	)%(e)

Portfolio turnover rate(g)	55%		139%	51%	68%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Commenced operations on April 2, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class R Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
			2020	2019	2018	2017	2016
Per Share Data*

Net asset value, beginning of period	$16.72		$25.60	$31.40	$33.55	$39.05	$37.80

Net investment income (loss)(a)	0.01		(0.17)	(0.40)	(0.20)	(0.40)	(0.45)

Net realized and unrealized gain (loss)	6.51		(7.77)	(2.90)	0.40	(2.90)	4.10

Total from investment operations	6.52		(7.94)	(3.30)	0.20	(3.30)	3.65

Distributions to shareholders from net investment income	(0.72)		—	(0.15)	(0.80)	(0.25)	—

Distributions to shareholders from return of capital	—		(0.94)	(2.35)	(1.55)	(1.95)	(2.40)

Total distributions	(0.72)		(0.94)	(2.50)	(2.35)	(2.20)	(2.40)

Net asset value, end of period	$22.52		$16.72	$25.60	$31.40	$33.55	$39.05

Total return(b)	39.41%		(28.11)%	(11.24)%	0.24%	(8.83)%	10.18%

Net assets, end of period (in 000s)	$660		$796	$1,012	$2,254	$2,009	$2,026

Ratio of total expenses to average net assets after tax (benefit)/expense(c)	1.07	%(d)	2.90%	1.92%	1.93%	1.77%	1.70%

Ratio of net expenses to average net assets after tax (benefit)/expense(c)	1.06	%(d)	2.87%	1.92%	1.93%	1.77%	1.70%

Ratio of net expenses to average net assets before tax (benefit)/expense	1.71	%(d)	1.74%	1.69%	1.65%	1.68%	1.70%

Ratio of net investment loss to average net assets(e)	0.08	%(d)	(0.94)%	(1.31)%	(0.59)%	(1.06)%	(1.23)%

Portfolio turnover rate(f)	55%		139%	51%	68%	42%	104%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Annualized with the exception of tax expenses.
(e)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs MLP Energy Infrastructure Fund
	Class P Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,		Period Ended November 30, 2018(a)
			2020	2019
Per Share Data*

Net asset value, beginning of period	$17.91		$27.05	$32.85	$34.80

Net investment income (loss)(b)	0.08		(0.08)	(0.20)	(0.15)

Net realized and unrealized gain (loss)	6.98		(8.12)	(3.10)	—	(c)

Total from investment operations	7.06		(8.20)	(3.30)	(0.15)

Distributions to shareholders from net investment income	(0.72)		—	(0.15)	(0.65)

Distributions to shareholders from return of capital	—		(0.94)	(2.35)	(1.15)

Total distributions	(0.72)		(0.94)	(2.50)	(1.80)

Net asset value, end of period	$24.25		$17.91	$27.05	$32.85

Total return(d)	39.81%		(27.55)%	(10.73)%	(0.72)%

Net assets, end of period (in 000s)	$752,860		$526,900	$843,448	$1,073,157

Ratio of total expenses to average net assets after tax (benefit)/expense(e)	0.45	%(f)	2.26%	1.27%	1.05	%(f)

Ratio of net expenses to average net assets after tax (benefit)/expense(e)	0.44	%(f)	2.23%	1.27%	1.05	%(f)

Ratio of net expenses to average net assets before tax (benefit)/expense	1.09	%(f)	1.10%	1.04%	1.00	%(f)

Ratio of net investment loss to average net assets(g)	0.72	%(f)	(0.38)%	(0.61)%	(0.68	)%(f)

Portfolio turnover rate(h)	55%		139%	51%	68%

*	On June 5, 2020, the Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Annualized with the exception of tax expenses.
(g)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements

May 31, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”). The Fund is a non-diversified portfolio under the Act offering seven classes of shares — Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, net of any foreign withholding taxes and less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the MLPs. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Distributions to Shareholders — Over the long term, the Fund makes distributions to its shareholders each fiscal quarter at a rate that is approximately equal to the distributions the Fund receives from the MLPs and other securities in which it invests. To permit the Fund to maintain more stable quarterly distributions, the distribution for any particular quarterly period may be more or less than the amount of total distributable earnings actually earned by the Fund. The Fund estimates that only a portion of the distributions paid to shareholders will be treated as income. The remaining portion of the Fund’s distribution, which may be significant, is expected to be a return of capital. These estimates are based on the Fund’s operating results during the period, and their final federal income tax characterization may differ.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/Tax differences based on the appropriate tax character.

E.  Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, but will rather be taxed as a corporation. As a result, the Fund is obligated to pay

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

federal, state and local income tax on its taxable income. The Fund invests primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/losses, which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory United States (“U.S.”) federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the Fund’s valuation allowance include: the nature, frequency and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset. Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s NAV and results of operations in the period it is recorded. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate operating income/loss and gains/losses and current taxes and deferred tax liabilities and/or asset balances for purposes of daily reporting of NAVs and financial statement reporting. In addition, sales of MLP investments will result in allocations to the Fund of taxable ordinary income or loss and capital gain or loss, each in amounts that will not be reported to the Fund until the following year, in magnitudes often not readily estimable before such reporting is made.

It is the Fund’s policy to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states, and such returns are subject to examination by the tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on its net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments in Public Equities — Private investments in public equities (“PIPEs”) are valued the same as other equity securities as noted above. A Liquidity Value Adjustment (LVA) may be applied to securities which are subject to externally imposed and legally enforceable trading restrictions or which convert to publicly traded securities in the future when certain conditions are met. An LVA is a discount to the market price of an issuer’s common stock, which is based on the length of the lock-up time period and volatility of the underlying security. PIPEs are classified as Level 2 until such time as the trading restriction is removed.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Investments in an unfunded commitment to purchase a PIPE via a subscription agreement are subject to certain significant contingencies. The Fund is obligated to purchase the PIPE only upon such contingencies being satisfied.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Option Contracts — When the Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2021:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock(a)

Europe	$14,267,375	$—	$—

North America	1,139,157,547	—	—

Special Purpose Acquisition Companies	32,062,269	—	—

Warrants	—	3,046,252	499,950

Exchange Traded Fund	13,417,970	—	—

Investment Company	3,842,343	—	—

Unfunded PIPE Commitment(b)	—	—	—

Total	$1,202,747,504	$3,046,252	$499,950

Derivative Type

Assets

Purchased option contracts	$18,082,500	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of May 31, 2021. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Purchased options, at value	$18,082,500	—	—

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended May 31, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) on purchased options and written options/Net unrealized gain (loss) on purchased options and written options	$(939,429)	$8,778,326

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended May 31, 2021, the relevant values for each derivative types was as follows:

Average Number of Shares/Units(a)
Purchased Options	Written Options
1,445,834	1,025,000

(a)	Amounts disclosed represent average number of shares/units outstanding for purchased options and written options, based on absolute value, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended May 31, 2021.

5. TAXATION

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate. During the six months ended May 31, 2021, the Fund reevaluated its blended state income tax rate, decreasing the rate from 1.78% to 1.67% due to anticipated changes in state apportionment of income and gains. The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Application of statutory income tax rate	$76,780,763	21.00%
State income taxes, net of federal benefit	6,105,899	1.67%
Change in estimated deferred tax rate	1,592,695	0.44%
Effect of permanent differences	9,180,556	2.51%
Change in valuation allowance	(101,018,069)	-27.63%
Total current and deferred income tax expense/(benefit), net	$(7,358,156)	-2.01%

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. At May 31, 2021, components of the Fund’s deferred tax assets and liabilities were as follows:

Deferred Tax Assets:
State net operating loss carryforward	$510,385
Net operating loss carryforward	4,852,834
Capital loss carryforward (tax basis)	202,082,713
Other tax assets	1,013,584
Valuation Allowance	(159,597,679)
Total Deferred Tax Assets	$48,861,837

Deferred Tax Liabilities:
Net unrealized gains on investment securities (tax basis)	$(29,751,878)
Book vs tax partnership income to be recognized	(19,109,959)
Total Deferred Tax Liabilities	$(48,861,837)
Net Deferred Tax Asset/(Liability)	$—

At May 31, 2021, the Fund had net operating loss carryforwards, subject to expiration and limitation based on the fiscal year generated, as follows:

For the Fiscal Year Ended	Amount	Expiration
November 30, 2018	$23,108,732	November 30, 2038

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

5. TAXATION (continued)

At May 31, 2021, the Fund had capital loss carryforwards, subject to expiration and limitation based on the fiscal year generated, as follows:

For the Fiscal Year Ended:	Amount	Expiration
November 30, 2016	$201,797,833	November 30, 2021
November 30, 2019	$130,792,210	November 30, 2024
November 30, 2020	$558,820,248	November 30, 2025

The Fund reviews the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing, the Fund’s management considers available carrybacks, reversing temporary taxable differences, and tax planning, if any. As a result of its analysis of the recoverability of its deferred tax assets, the Fund recorded $159,597,679 of valuation allowances as of May 31, 2021.

For the six months ended May 31, 2021, components of the Fund’s current and deferred tax expense/(benefit) are as follows:

	Current	Deferred	Total
Federal	$(5,788,647)	$92,027,458	$86,238,811
State	(1,569,509)	8,990,611	7,421,102
Valuation Allowance	—	(101,018,069)	(101,018,069)
Total	$(7,358,156)	$—	$(7,358,156)

For the six months ended May 31, 2021, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. At May 31, 2021, gross unrealized appreciation and depreciation of investments, based on cost, for federal income tax purposes was as follows:

Tax Cost	$981,791,880
Gross unrealized gain	297,801,953
Gross unrealized loss	(73,300,127)
Net unrealized security gain (loss)	$224,501,826

Any difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales and differences related to the tax treatment of partnership investments.

For the six months ended May 31, 2021, the Fund distributions are estimated to be comprised of 100% from taxable income and 0% return of capital. Shareholders will be informed of the final tax characterization of the distributions in February 2022. The Fund’s tax years ended November 30, 2018 through November 30, 2020 remain open for examination by U.S. and state tax authorities. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next 12 months.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

6. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the six months ended May 31, 2021, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Net Management Rate^
1.00%	0.90%	0.86%	0.84%	0.82%	0.99%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Fund invests. For the six months ended May 31, 2021, GSAM waived $3,482 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2021, Goldman Sachs advised that it retained $5,880 and $0 of the sales charges applicable to Class A and Class C Shares, respectively.

D.  Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

6. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.064%. These Other Expense limitations will remain in place through at least March 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. For the six months ended May 31, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
$3,482	$55,112	$58,594

G.  Other Transactions with Affiliates — For the six months ended May 31, 2021, Goldman Sachs earned $214,921 in brokerage commissions from portfolio transactions on behalf of the Fund.

As of May 31, 2021, the Goldman Sachs Tax-Advantaged Global Equity Portfolio was the beneficial owner of 5% of total outstanding shares of the Fund.

The table below shows the transactions in and earnings from investments in all affiliated funds as of and for the six months ended May 31, 2021:

Underlying Fund	Beginning Value as of November 30, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of May 31, 2021	Shares as of May 31, 2021	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$143,768,139	$(139,925,796)	$3,842,343	3,842,343	$709

H.  Line of Credit Facility — As of May 31, 2021, the Fund participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). This facility is to be used for temporary or emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For six months ended May 31, 2021, the Fund did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2021, were $602,678,643 and $730,571,791, respectively.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Geographic and Sector Risk — The Fund focuses its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

8. OTHER RISKS (continued)

general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Fund may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Fund to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Special Purpose Acquisition Companies Risk — The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

8. OTHER RISKS (continued)

purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Strategy Risk — The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risks — Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 21%), and will also be subject to state and local income taxes.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Tax Estimation/NAV Risk. In calculating the Fund’s daily NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV which could have an effect on the market price of the shares. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance which could have an effect on the market price of the shares. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

26

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

27

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	MLP Energy Infrastructure Fund
	For the Six Months Ended May 31, 2021 (Unaudited)		For the Fiscal Year Ended November 30, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	188,115	$3,790,967	2,466,485	$11,817,019
Reinvestment of distributions	61,504	1,313,057	641,677	3,702,367
Shares reduced due to reverse split(a)	—	—	(8,621,708)	—
Shares redeemed	(414,189)	(8,251,538)	(4,014,207)	(21,505,544)
	(164,570)	(3,147,514)	(9,527,753)	(5,986,158)
Class C Shares
Shares sold	59,148	1,053,464	613,243	2,833,737
Reinvestment of distributions	51,024	1,003,707	618,918	3,251,375
Shares reduced due to reverse split(a)	—	—	(7,457,743)	—
Shares redeemed	(302,286)	(5,559,184)	(4,039,149)	(19,976,017)
	(192,114)	(3,502,013)	(10,264,731)	(13,890,905)
Institutional Shares
Shares sold	894,176	18,633,021	37,171,754	179,771,517
Reinvestment of distributions	189,340	4,205,356	2,784,973	15,731,700
Shares reduced due to reverse split(a)	—	—	(40,771,338)	—
Shares redeemed	(3,548,699)	(76,596,635)	(82,143,437)	(345,372,810)
	(2,465,183)	(53,758,258)	(82,958,048)	(149,869,593)
Investor Shares
Shares sold	296,555	6,220,466	4,839,436	25,460,118
Reinvestment of distributions	55,879	1,229,447	776,226	4,311,050
Shares reduced due to reverse split(a)	—	—	(9,133,496)	—
Shares redeemed	(453,008)	(9,164,622)	(13,108,521)	(68,412,538)
	(100,574)	(1,714,709)	(16,626,355)	(38,641,370)
Class R6 Shares
Shares sold	393,550	8,369,333	26,275,592	100,343,017
Reinvestment of distributions	277,843	6,132,675	2,415,659	14,964,119
Shares reduced due to reverse split(a)	—	—	(42,783,974)	—
Shares redeemed	(3,513,589)	(75,822,416)	(6,348,000)	(68,769,966)
	(2,842,196)	(61,320,408)	(20,440,723)	46,537,170
Class R Shares
Shares sold	6,753	128,243	118,698	539,750
Reinvestment of distributions	1,028	21,365	14,229	83,728
Shares reduced due to reverse split(a)	—	—	(212,268)	—
Shares redeemed	(26,049)	(479,819)	(70,842)	(505,060)
	(18,268)	(330,211)	(150,183)	118,418
Class P Shares
Shares sold	5,439,831	112,755,706	131,039,384	648,833,429
Reinvestment of distributions	985,560	22,071,623	8,152,871	49,952,163
Shares reduced due to reverse split(a)	—	—	(102,974,135)	—
Shares redeemed	(4,802,200)	(98,110,936)	(162,669,956)	(723,338,648)
	1,623,191	36,716,393	(126,451,836)	(24,553,056)

NET DECREASE	(4,159,714)	$(87,056,720)	(266,419,629)	$(186,285,494)

(a)	On June 5, 2020, the Goldman Sachs MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split.

28

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

29

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Fund Expenses — Six Month Period Ended May 31, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021, which represents a period of 182 days in a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MLP Energy Infrastructure Fund
Share Class	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/21*
Class A
Actual	$1,000.00	$1,000.00		$7.28
Hypothetical 5% return	1,000.00	1,017.70	+	7.34
Class C
Actual	1,000.00	1,000.00		11.02
Hypothetical 5% return	1,000.00	1,013.96	+	11.10
Institutional
Actual	1,000.00	1,000.00		5.48
Hypothetical 5% return	1,000.00	1,019.50	+	5.54
Investor
Actual	1,000.00	1,000.00		6.03
Hypothetical 5% return	1,000.00	1,018.95	+	6.09
Class R6
Actual	1,000.00	1,000.00		5.44
Hypothetical 5% return	1,000.00	1,019.55	+	5.49
Class R
Actual	1,000.00	1,000.00		8.53
Hypothetical 5% return	1,000.00	1,016.46	+	8.60
Class P
Actual	1,000.00	1,000.00		5.44
Hypothetical 5% return	1,000.00	1,019.55	+	5.49

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2021. Deferred tax benefit (expense) is not included in the ratio calculation. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
MLP Energy Infrastructure	1.46%	2.21%	1.10%	1.21%	1.09%	1.71%	1.09%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

30

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.00 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund will file its portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of May 31, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

“Alerian MLP Index”, “Alerian MLP Total Return Index”, “AMZ” and “AMZX” are trademarks of Alerian and their use is granted under a license from Alerian.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 244884-OTU-1446387 MLPEISAR-21

Goldman Sachs Funds

Semi-Annual Report	May 31, 2021

Energy Funds
Clean Energy Income Fund Energy Infrastructure Fund*

*	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.

Goldman Sachs Energy Fund

∎	CLEAN ENERGY INCOME FUND

∎	ENERGY INFRASTRUCTURE FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Clean Energy Income Fund

as of May 31, 2021

Investment Objective and Principal Investment Strategy (condensed)

The Goldman Sachs Clean Energy Income Fund (the “Fund”) seeks total return through current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity securities issued by clean energy companies. The Fund may invest up to 25% of its total assets (measured at the time of purchase) in master limited partnerships that are taxed as partnerships and may invest up to 20% of its Net Assets in securities of companies that are not clean energy companies. Goldman Sachs Asset Management expects the Fund’s investments to be weighted in favor of companies that pay dividends or other current distributions.

PERFORMANCE REVIEW

December 1, 2020–May 31, 2021	Fund Total Return (based on NAV)[1]	Clean Energy Income Composite Index[2]	Eagle North American Renewables Infrastructure Index[2]	Indxx Yieldco and Renewable Energy Income Index[2]	Eagle Global Renewables Infrastructure Index[2]
Class A	-0.38%	-1.53%	-2.03%	-2.52%	2.06%
Class C	-0.76	-1.53	-2.03	-2.52	2.06
Institutional	-0.16	-1.53	-2.03	-2.52	2.06
Investor	-0.23	-1.53	-2.03	-2.52	2.06
Class R6	-0.16	-1.53	-2.03	-2.52	2.06
Class R	-0.46	-1.53	-2.03	-2.52	2.06
Class P	-0.15	-1.53	-2.03	-2.52	2.06

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Clean Energy Income Composite Index is comprised of the Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%). It is not possible to invest directly in an unmanaged index.

The Indxx Yieldco and Renewable Energy Income Index is designed to track the performance of income-paying renewable energy companies (RECs) and companies categorized as YieldCos listed in Developed and Emerging Markets.

The Eagle Global Renewables Infrastructure Index provides a benchmark that is designed to track the performance of renewables infrastructure or renewables-related infrastructure assets, primarily wind, solar, hydro, biomass, and electric transmission lines. Constituents are companies whose stocks trade globally in OECD (The Organization for Economic Co-operation and Development is an intergovernmental economic organization with 37 member countries, founded in 1961 to stimulate economic progress and world trade.) countries.

The Eagle North American Renewables Infrastructure Index provides a benchmark that is designed to track the performance of renewables infrastructure or renewables related infrastructure assets, primarily wind, solar, hydro, biomass, and electric transmission lines. Constituents are companies whose stocks trade in either the USA and Canada, though assets owned by these companies can have a global reach. The index is a capped, float-adjusted, capitalization-weighted index developed by Eagle Global Advisors, and disseminated real-time on a price-return basis (RENEWNA) and on a total-return basis (RENEWNAT).

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

TOP TEN HOLDINGS AS OF 5/31/21‡

Holding	% of Net Assets	Line of Business

Northland Power, Inc.	8.2%	Renewable Power Producer
Brookfield Renewable Partners LP	6.8	Renewable Power Producer
NextEra Energy Partners LP	6.7	Renewable Power Producer
NextEra Energy, Inc.	6.3	Renewable-Focused Power Infrastructure
Atlantica Sustainable Infrastructure PLC	5.3	Renewable Power Producer
Boralex, Inc. Class A	5.2	Renewable Power Producer
Algonquin Power & Utilities Corp.	4.8	Renewable-Focused Power Infrastructure
Enel SpA	4.1	Renewable-Focused Power Infrastructure
SSE PLC	3.7	Renewable-Focused Power Infrastructure
Innergex Renewable Energy, Inc.	3.4	Renewable Power Producer

‡	The top 10 holdings may not be representative of the Fund’s future investments.

FUND SECTOR ALLOCATIONS†

†	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

Goldman Sachs Energy Infrastructure Fund

as of May 31, 2021

Investment Objective and Principal Investment Strategy (condensed)

The Goldman Sachs Energy Infrastructure Fund (the “Fund”) seeks total return through current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. and non-U.S. equity or fixed income securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations. The Fund’s investments in MLPs will not exceed 25% of the Fund’s total assets as measured at the time of purchase. The Fund intends to concentrate its investments in the energy sector. The Fund may also invest up to 20% of its Net Assets in non-energy infrastructure investments, including equity and fixed income securities of U.S. and non-U.S. companies.

PERFORMANCE REVIEW

December 1, 2020–May 31, 2021	Fund Total Return (based on NAV)[1]	Alerian Midstream Energy Select Index (total return, unhedged, USD)[2]
Class A	33.47%	38.30%
Class C	32.85	38.30
Institutional	33.62	38.30
Investor	33.60	38.30
Class R6	33.67	38.30
Class R	33.25	38.30
Class P	33.67	38.30

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Alerian Midstream Energy Select Index (total return, unhedged, USD) is a composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMEI) and on a total-return basis (AMEIX). It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

TOP TEN HOLDINGS AS OF 5/31/21‡

Holding	% of Net Assets	Line of Business

Cheniere Energy, Inc.	7.0%	Other | Liquefaction
TC Energy Corp.	7.0	Pipeline Transportation | Natural Gas
Enbridge, Inc.	6.7	Pipeline Transportation | Petroleum
ONEOK, Inc.	6.0	Gathering + Processing
Targa Resources Corp.	6.0	Gathering + Processing
Pembina Pipeline Corp.	5.5	Pipeline Transportation | Petroleum
Kinder Morgan, Inc.	5.5	Pipeline Transportation | Natural Gas
The Williams Cos., Inc.	5.1	Gathering + Processing
Enterprise Products Partners LP	4.7	Pipeline Transportation | Natural Gas
Keyera Corp.	4.3	Pipeline Transportation | Natural Gas

‡	The top 10 holdings may not be representative of the Fund’s future investments.

FUND SECTOR ALLOCATIONS†

†	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Biomass/Biofuels – 3.8%
195,526	Enviva Partners LP	$9,561,221
282,976	Green Plains Partners LP	3,520,222
36,839	Renewable Energy Group, Inc.*	2,249,758

		15,331,201

Distributed Generation/Rooftop Solar* – 1.5%
129,584	Sunrun, Inc.	5,794,996

Renewable Power Producer – 54.3%
14,023	Albioma SA	616,467
6,699	Ameresco, Inc. Class A*	360,138
581,125	Atlantica Sustainable Infrastructure PLC	21,123,894
680,885	Boralex, Inc. Class A	20,758,242
82,721	Brookfield Renewable Corp. Class A	3,533,841
685,788	Brookfield Renewable Partners LP	27,248,730
456,055	Clearway Energy, Inc. Class A	11,460,662
368,968	EDP Renovaveis SA	8,773,790
186,806	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,192,723
805,133	Innergex Renewable Energy, Inc.	13,496,083
387,551	NextEra Energy Partners LP	26,496,862
976,082	Northland Power, Inc.	32,658,611
148,705	Ormat Technologies, Inc.	10,268,080
70,221	Orsted A/S(a)	10,738,828
176,438	Polaris Infrastructure, Inc.	2,599,724
205,101	RWE AG	7,793,828
550,010	TransAlta Renewables, Inc.	8,787,048

		215,907,551

Renewable Technology & Equipment – 4.2%
43,173	Ballard Power Systems, Inc.*	747,756
54,736	Enphase Energy, Inc.*	7,829,985
23,756	SolarEdge Technologies, Inc.*	6,129,286
51,694	Vestas Wind Systems A/S	2,020,859

		16,727,886

Renewable-Focused Power Infrastructure – 32.9%
1,262,363	Algonquin Power & Utilities Corp.	19,279,498
48,584	Alliant Energy Corp.	2,776,576
103,119	American Electric Power Co., Inc.	8,868,234
42,505	CMS Energy Corp.	2,666,764
127,538	Dominion Energy, Inc.	9,710,743
632,435	EDP – Energias de Portugal SA	3,684,902
172,252	Emera, Inc.	8,056,155
1,637,812	Enel SpA	16,242,670
91,290	Hydro One Ltd.(a)	2,322,962
770,752	Iberdrola SA	10,624,038
50,597	IDACORP, Inc.	4,955,976
344,039	NextEra Energy, Inc.	25,190,536
669,916	SSE PLC	14,621,386
29,596	Xcel Energy, Inc.	2,097,764

		131,098,204

TOTAL COMMON STOCKS
(Cost $407,353,430)		$384,859,838

Special Purpose Acquisition Company* – 1.6%
495,004	ECP Environmental Growth Opportunities Corp.	$4,821,339
57,500	ECP Environmental Growth Opportunities Corp. Founder Shares(b)(c)	—
96,798	Rice Acquisition Corp. Class A(d)	1,523,600

SPECIAL PURPOSE ACQUISITION COMPANY
(Cost $5,690,157)		$6,344,939

Units	Expiration Date	Strike Price	Value

Warrants* – 0.1%
Special Purpose Acquisition Company – 0.1%
ECP Environmental Growth Opportunities Corp.
123,751	02/11/2028	$11.50	$101,488
ECP Environmental Growth Opportunities Corp. Private(b)(c)
94,001	—	11.50	141,002
Rice Acquisition Corp.
48,399	10/26/2027	11.50	228,927

TOTAL WARRANTS
(Cost $368,865)			$471,417

Shares	Distribution Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares(e)
89,375	0.026%	$89,375
(Cost $89,375)

TOTAL INVESTMENTS – 98.4%
(Cost $413,501,827)		$391,765,569

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		6,178,739

NET ASSETS – 100.0%		$397,944,308

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $141,002, which

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

represents approximately 0.1% of the Fund’s net assets as of May 31, 2021. See additional details below:

Restricted Security	Acquisition Date	Cost
ECP Environmental Growth Opportunities Corp. Private Warrants	02/11/2021	$141,002
ECP Environmental Growth Opportunities Corp. Founder Shares	02/11/2021	—

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PIPE	—Private Investment in Public Equity
PLC	—Public Limited Company

UNFUNDED PIPE COMMITMENTS — At May 31, 2021, the Fund had unfunded PIPE commitments pursuant to a subscription agreement with the following issuer:

Issuer	Shares	Current Value	Unrealized Gain (Loss)

Rice Acquisition Corp.(a)	445,550	$4,455,500	$—

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.3%
Gathering + Processing – 28.8%
678,151	Antero Midstream Corp.	$6,510,250
170,418	Crestwood Equity Partners LP	4,884,180
174,578	DCP Midstream LP	4,394,128
239,710	Hess Midstream LP Class A	6,105,414
280,460	MPLX LP	8,029,570
334,751	ONEOK, Inc.	17,654,768
452,289	Targa Resources Corp.	17,575,950
568,704	The Williams Cos., Inc.	14,979,663
207,427	Western Midstream Partners LP	4,144,391

		84,278,314

Marketing | Wholesale – 5.2%
592,662	Gibson Energy, Inc.	11,710,477
100,748	Sunoco LP	3,530,210

		15,240,687

Other* – 0.8%
35,704	Darling Ingredients, Inc.	2,444,296

Other | Liquefaction* – 7.0%
242,165	Cheniere Energy, Inc.	20,559,809

Pipeline Transportation | Natural Gas – 28.3%
1,020,515	Energy Transfer LP	10,103,099
576,571	Enterprise Products Partners LP	13,612,841
467,011	Equitrans Midstream Corp.	3,848,171
421,883	Inter Pipeline Ltd.	6,174,323
506,563	Keyera Corp.	12,562,913
873,278	Kinder Morgan, Inc.	16,015,919
398,787	TC Energy Corp.	20,370,966

		82,688,232

Pipeline Transportation | Petroleum – 22.1%
98,625	BP Midstream Partners LP	1,394,557
26,228	Delek Logistics Partners LP	1,148,524
506,649	Enbridge, Inc.	19,489,242
65,655	Holly Energy Partners LP	1,396,482
88,514	Magellan Midstream Partners LP	4,362,855
225,445	NuStar Energy LP	4,136,916
69,474	PBF Logistics LP	1,129,647
497,666	Pembina Pipeline Corp.	16,086,964
76,644	Phillips 66 Partners LP	3,071,892
1,139,360	Plains GP Holdings LP Class A	12,430,418

		64,647,497

Power Generation – 3.9%
39,110	Atlantica Sustainable Infrastructure PLC	1,421,649
27,550	Brookfield Renewable Corp. Class A	1,176,936
2,803	Enphase Energy, Inc.*	400,969
42,728	NextEra Energy Partners LP	2,921,314
34,506	NextEra Energy, Inc.	2,526,529
46,204	Northland Power, Inc.	1,545,934
54,839	The AES Corp.	1,393,459

		11,386,790

Common Stocks – (continued)
Services | Midstream – 0.2%
62,304	Rattler Midstream LP	$656,684

TOTAL COMMON STOCKS
(Cost $174,587,191)		$281,902,309

Special Purpose Acquisition Company* – 2.6%
423,963	ECP Environmental Growth Opportunities Corp.	$4,129,399
49,248	ECP Environmental Growth Opportunities Corp. Founder Shares(a)(b)	—
227,186	Rice Acquisition Corp. Class A	3,575,908

SPECIAL PURPOSE ACQUISITION COMPANY
(Cost $6,158,963)		$7,705,307

Units	Expiration Date	Strike Price	Value

Warrants* – 0.3%
Special Purpose Acquisition Company – 0.3%
ECP Environmental Growth Opportunities Corp.
105,990	02/11/28	$11.50	$86,922
ECP Environmental Growth Opportunities Corp. Private(a)(b)
80,510	—	11.50	120,765
Rice Acquisition Corp.
136,093	10/26/27	11.50	643,720

TOTAL WARRANTS
(Cost $522,373)			$851,407

Shares	Dividend Rate	Value

Investment Company(c) – 0.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
693,516	0.026%	$693,516
(Cost $693,516)

TOTAL INVESTMENTS – 99.5% (Cost $181,962,043)		$291,152,539

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		1,562,133

NET ASSETS – 100.0%		$292,714,672

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

(a)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $120,765, which represents approximately 0.1% of the Fund’s net assets as of May 31, 2021. See additional details below:

Restricted Security	Acquisition Date	Cost
ECP Environmental Growth Opportunities Corp. Private Warrants	02/11/2021	$120,765
ECP Environmental Growth Opportunities Corp. Founder Shares	02/11/2021	—

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an Affiliated fund.

Investment Abbreviations:
GP	—General Partnership
LP	—Limited Partnership
PIPE	—Private Investment in Public Equity
PLC	—Public Limited Company

UNFUNDED PIPE COMMITMENTS — At May 31, 2021, the Fund had unfunded PIPE commitments pursuant to a subscription agreement with the following issuer:

Issuer	Shares	Current Value	Unrealized Gain (Loss)

Rice Acquisition Corp.(a)	120,717	$1,207,170	$—

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Assets and Liabilities

May 31, 2021 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund
Assets:
Investments of unaffiliated issuers, at value (cost $413,412,452 and $181,268,527, respectively)	$391,676,194	$290,459,023
Investments of affiliated issuers, at value (cost $0 and $693,516, respectively)	—	693,516
Investments in securities lending reinvestment vehicle — affiliated issuer (Cost $89,375 and $0, respectively)	89,375	—
Cash	2,967,529	1,592,175
Foreign currencies, at value (cost $791,542 and $0, respectively)	790,808	—
Receivables:
Fund shares sold	8,468,653	—
Dividends	890,596	467,290
Foreign tax reclaims	71,500	—
Reimbursement from investment adviser	38,711	20,545
Securities lending income	3,645	—
Deferred offering costs	35,966	—
Other assets	70,747	41,470
Total assets	405,103,724	293,274,019

Liabilities:
Payables:
Investments purchased	6,593,986	—
Management fees	257,850	244,706
Payable upon return of securities loaned	89,375	—
Fund shares redeemed	61,254	65,000
Distribution and Service fees and Transfer Agency fees	11,731	7,634
Accrued expenses	145,220	242,007
Total liabilities	7,159,416	559,347

Net Assets:
Paid-in capital	409,544,297	201,190,912
Total distributable earnings (loss)	(11,599,989)	91,523,760
NET ASSETS	$397,944,308	$292,714,672
Net Assets:
Class A	$5,095,300	$205,199
Class C	177,637	178,896
Institutional	13,555,750	3,570,429
Investor	791,328	54,533
Class R6	68,109	78,330,183
Class R	71,540	53,551
Class P	378,184,644	210,321,881
Total Net Assets	$397,944,308	$292,714,672
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	378,296	21,445
Class C	13,252	18,713
Institutional	1,003,245	372,271
Investor	58,615	5,688
Class R6	5,040	8,176,892
Class R	5,313	5,593
Class P	28,003,309	21,943,747
Net asset value, offering and redemption price per share:(b)
Class A	$13.47	$9.57
Class C	13.40	9.56
Institutional	13.51	9.59
Investor	13.50	9.59
Class R6	13.51	9.58
Class R	13.47	9.57
Class P	13.50	9.58

(a)	Includes loaned securities having a market value of $86,570 for the Clean Energy Income Fund and $0 for the Energy Infrastructure Fund, respectively.
(b)	Maximum public offering price per share for Class A Shares is $14.25 for the Clean Energy Income Fund and $10.13 for the Energy Infrastructure Fund. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ENERGY FUNDS

Statements of Operations

For the Six Months Ended May 31, 2021 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $344,630 and $360,701, respectively)	$3,374,011	$4,233,003

Dividends — affiliated issuers	118	58

Securities lending income — unaffiliated issuers	6,483	—

Total investment income	3,380,612	4,233,061

Expenses:

Management fees	1,200,010	1,345,616

Amortization of offering costs	125,276	—

Professional fees	63,267	76,186

Custody, accounting and administrative services	53,612	51,109

Transfer Agency fees(a)	49,053	40,754

Printing and mailing costs	20,046	23,921

Registration fees	14,799	44,089

Trustee fees	9,520	9,619

Distribution and Service (12b-1) fees(a)	6,787	878

Service Share fees — Class C	202	195

Other	6,799	7,113

Total expenses	1,549,371	1,599,480

Less — expense reductions	(212,858)	(126,806)

Net expenses	1,336,513	1,472,674

NET INVESTMENT INCOME	2,044,099	2,760,387

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	12,491,266	19,882,974

Foreign currency transactions	72,031	49,681

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(37,915,531)	54,223,606

Foreign currency translation	9,362	(1,770)

Net realized and unrealized gain (loss)	(25,342,872)	74,154,491

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,298,773)	$76,914,878

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service(12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Clean Energy Income	$6,003	$605	$179	$3,826	$127	$2,333	$268	$11	$55	$42,433
Energy Infrastructure	176	585	117	110	119	572	36	11,825	36	28,056

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Changes in Net Assets

	Clean Energy Income Fund		Energy Infrastructure Fund
	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020(a)	For the Six Months Ended May 31, 2021 (Unaudited)	For the Fiscal Year Ended November 30, 2020
From operations:
Net investment income	$2,044,099	$292,237	$2,760,387	$1,397,497
Net realized gain (loss)	12,563,297	850,358	19,932,655	(37,388,506)
Net change in unrealized gain (loss)	(37,906,169)	11,719,069	54,221,836	53,849,043
Net increase (decrease) in net assets resulting from operations	(23,298,773)	12,861,664	76,914,878	17,858,034

Distributions to shareholders:
From distributable earnings:
Class A Shares	(14,572)	(3,603)	(98)	(792)
Class C Shares	(653)	—	(75)	(1,512)
Institutional Shares	(47,768)	(15,442)	(4,400)	(32,726)
Investor Shares	(406)	(118)	(69)	(543)
Class R6 Shares	(408)	(151)	(144,069)	(854,643)
Class R Shares	(398)	—	(45)	(481)
Class P Shares	(824,527)	(258,820)	(305,915)	(1,985,203)
Return of capital:
Class A Shares	—	—	—	(1,960)
Class C Shares	—	—	—	(3,739)
Institutional Shares	—	—	—	(80,937)
Investor Shares	—	—	—	(1,341)
Class R6 Shares	—	—	—	(2,113,673)
Class R Shares	—	—	—	(1,189)
Class P Shares	—	—	—	(4,909,734)
Total distributions to shareholders	(888,732)	(278,134)	(454,671)	(9,988,473)

From share transactions:
Proceeds from sales of shares	331,960,105	111,708,330	16,263,705	284,094,043
Reinvestment of distributions	888,732	278,134	452,978	9,846,938
Cost of shares redeemed	(35,114,811)	(172,207)	(42,356,805)	(127,843,592)
Net increase (decrease) in net assets resulting from share transactions	297,734,026	111,814,257	(25,640,122)	166,097,389
TOTAL INCREASE	273,546,521	124,397,787	50,820,085	173,966,950

Net assets:
Beginning of period	124,397,787	—	241,894,587	67,927,637
End of period	$397,944,308	$124,397,787	$292,714,672	$241,894,587

(a)	Commenced operations on June 26, 2020.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Class A Shares
	Six Months Ended May 31, 2021 (Unaudited)		Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.60		$10.00

Net investment income(b)	0.07		0.08

Net realized and unrealized gain (loss)	(0.12)		3.55

Total from investment operations	(0.05)		3.63

Distributions to shareholders from net investment income	(0.03)		(0.03)

Distributions to shareholders from net realized gains	(0.05)		—

Total distributions	(0.08)		(0.03)

Net asset value, end of period	$13.47		$13.60

Total return(c)	(0.38)%		36.27%

Net assets, end of period (in 000s)	$5,095		$1,882

Ratio of net expenses to average net assets	1.26	%(d)	1.27	%(d)

Ratio of total expenses to average net assets	1.36	%(d)	2.42	%(d)

Ratio of net investment income to average net assets	0.97	%(d)	1.54	%(d)

Portfolio turnover rate(e)	33%		10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Class C Shares
	Six Months Ended May 31, 2021 (Unaudited)		Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.58		$10.00

Net investment income(b)	0.02		0.03

Net realized and unrealized gain (loss)	(0.12)		3.55

Total from investment operations	(0.10)		3.58

Distributions to shareholders from net investment income	(0.03)		—

Distributions to shareholders from net realized gains	(0.05)		—

Total distributions	(0.08)		—

Net asset value, end of period	$13.40		$13.58

Total return(c)	(0.76)%		35.80%

Net assets, end of period (in 000s)	$178		$83

Ratio of net expenses to average net assets	2.01	%(d)	2.02	%(d)

Ratio of total expenses to average net assets	2.16	%(d)	4.85	%(d)

Ratio of net investment income to average net assets	0.23	%(d)	0.51	%(d)

Portfolio turnover rate(e)	33%		10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Institutional Shares
	Six Months Ended May 31, 2021 (Unaudited)		Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.61		$10.00

Net investment income(b)	0.09		0.08

Net realized and unrealized gain (loss)	(0.11)		3.56

Total from investment operations	(0.02)		3.64

Distributions to shareholders from net investment income	(0.03)		(0.03)

Distributions to shareholders from net realized gains	(0.05)		—

Total distributions	(0.08)		(0.03)

Net asset value, end of period	$13.51		$13.61

Total return(c)	(0.16)%		36.40%

Net assets, end of period (in 000s)	$13,556		$7,070

Ratio of net expenses to average net assets	0.89	%(d)	0.89	%(d)

Ratio of total expenses to average net assets	1.00	%(d)	3.62	%(d)

Ratio of net investment income to average net assets	1.32	%(d)	1.52	%(d)

Portfolio turnover rate(e)	33%		10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Investor Shares
	Six Months Ended May 31, 2021 (Unaudited)		Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.61		$10.00

Net investment income(b)	0.10		0.07

Net realized and unrealized gain (loss)	(0.13)		3.56

Total from investment operations	(0.03)		3.63

Distributions to shareholders from net investment income	(0.03)		(0.02)

Distributions to shareholders from net realized gains	(0.05)		—

Total distributions	(0.08)		(0.02)

Net asset value, end of period	$13.50		$13.61

Total return(c)	(0.23)%		36.33%

Net assets, end of period (in 000s)	$791		$68

Ratio of net expenses to average net assets	1.01	%(d)	1.02	%(d)

Ratio of total expenses to average net assets	1.10	%(d)	3.86	%(d)

Ratio of net investment income to average net assets	1.43	%(d)	1.39	%(d)

Portfolio turnover rate(e)	33%		10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Class R6 Shares
	Six Months Ended May 31, 2021 (Unaudited)		Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.61		$10.00

Net investment income(b)	0.09		0.08

Net realized and unrealized gain (loss)	(0.11)		3.56

Total from investment operations	(0.02)		3.64

Distributions to shareholders from net investment income	(0.03)		(0.03)

Distributions to shareholders from net realized gains	(0.05)		—

Total distributions	(0.08)		(0.03)

Net asset value, end of period	$13.51		$13.61

Total return(c)	(0.16)%		36.40%

Net assets, end of period (in 000s)	$68		$68

Ratio of net expenses to average net assets	0.88	%(d)	0.88	%(d)

Ratio of total expenses to average net assets	1.00	%(d)	3.72	%(d)

Ratio of net investment income to average net assets	1.26	%(d)	1.53	%(d)

Portfolio turnover rate(e)	33%		10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Class R Shares
	Six Months Ended May 31, 2021 (Unaudited)		Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.61		$10.00

Net investment income(b)	0.05		0.05

Net realized and unrealized gain (loss)	(0.11)		3.56

Total from investment operations	(0.06)		3.61

Distributions to shareholders from net investment income	(0.03)		—

Distributions to shareholders from net realized gains	(0.05)		—

Total distributions	(0.08)		—

Net asset value, end of period	$13.47		$13.61

Total return(c)	(0.46)%		36.10%

Net assets, end of period (in 000s)	$72		$68

Ratio of net expenses to average net assets	1.51	%(d)	1.52	%(d)

Ratio of total expenses to average net assets	1.62	%(d)	4.36	%(d)

Ratio of net investment income to average net assets	0.65	%(d)	0.89	%(d)

Portfolio turnover rate(e)	33%		10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Clean Energy Income Fund
	Class P Shares
	Six Months Ended May 31, 2021 (Unaudited)		Period Ended November 30, 2020(a)
Per Share Data

Net asset value, beginning of period	$13.61		$10.00

Net investment income(b)	0.10		0.08

Net realized and unrealized gain (loss)	(0.13)		3.56

Total from investment operations	(0.03)		3.64

Distributions to shareholders from net investment income	(0.03)		(0.03)

Distributions to shareholders from net realized gains	(0.05)		—

Total distributions	(0.08)		(0.03)

Net asset value, end of period	$13.50		$13.61

Total return(c)	(0.15)%		36.41%

Net assets, end of period (in 000s)	$378,185		$115,158

Ratio of net expenses to average net assets	0.88	%(d)	0.88	%(d)

Ratio of total expenses to average net assets	0.98	%(d)	1.85	%(d)

Ratio of net investment income to average net assets	1.03	%(d)	1.41	%(d)

Portfolio turnover rate(e)	33%		10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Class A Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,						Period Ended November 30, 2017(a)
			2020		2019		2018
Per Share Data

Net asset value, beginning of period	$7.18		$8.64		$9.26		$9.54		$10.00

Net investment income(b)	0.06		0.03		0.12		0.11		0.01

Net realized and unrealized gain (loss)	2.34		(1.16	)(c)	(0.36	)(c)	(0.12)		(0.40)

Total from investment operations	2.40		(1.13)		(0.24)		(0.01)		(0.39)

Distributions to shareholders from net investment income	(0.01)		(0.05)		(0.23)		(0.11)		(0.03)
Distributions to shareholders from net realized gains	—		(0.05)		—		—		—
Distributions to shareholders from return of capital	—		(0.23)		(0.15)		(0.16)		(0.04)

Total distributions	(0.01)		(0.33)		(0.38)		(0.27)		(0.07)

Net asset value, end of period	$9.57		$7.18		$8.64		$9.26		$9.54

Total return(d)	33.47%		(13.05)%		(2.82)%		(0.21)%		(3.93)%

Net assets, end of period (in 000s)	$205		$68		$55		$48		$48

Ratio of net expenses to average net assets	1.47	%(e)	1.48%		1.50%		1.49%		1.49	%(e)

Ratio of total expenses to average net assets	1.56	%(e)	1.73%		2.47%		15.71	%(f)	20.57	%(e)

Ratio of net investment income to average net assets	1.53	%(e)	0.35%		1.24%		1.14%		0.64	%(e)

Portfolio turnover rate(g)	40%		121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Class C Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,						Period Ended November 30, 2017(a)
			2020		2019		2018
Per Share Data

Net asset value, beginning of period	$7.20		$8.64		$9.26		$9.54		$10.00

Net investment income (loss)(b)	0.04		(0.02)		0.08		0.04		—	(c)

Net realized and unrealized gain (loss)	2.32		(1.16	)(d)	(0.39	)(d)	(0.12)		(0.41)

Total from investment operations	2.36		(1.18)		(0.31)		(0.08)		(0.41)

Distributions to shareholders from net investment income	—	(c)	(0.02)		(0.19)		(0.08)		(0.02)
Distributions to shareholders from net realized gains	—		(0.05)		—		—		—

Distributions to shareholders from return of capital	—		(0.19)		(0.12)		(0.12)		(0.03)

Total distributions	—		(0.26)		(0.31)		(0.20)		(0.05)

Net asset value, end of period	$9.56		$7.20		$8.64		$9.26		$9.54

Total return(e)	32.85%		(13.60)%		(3.63)%		(0.86)%		(4.04)%

Net assets, end of period (in 000s)	$179		$135		$154		$48		$48

Ratio of net expenses to average net assets	2.22	%(f)	2.23%		2.25%		2.24%		2.24	%(f)

Ratio of total expenses to average net assets	2.31	%(f)	2.48%		3.17%		16.47	%(g)	21.32	%(f)

Ratio of net investment income (loss) to average net assets	0.92	%(f)	(0.34)%		0.89%		0.39%		(0.11	)%(f)

Portfolio turnover rate(h)	40%		121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Institutional Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,						Period Ended November 30, 2017(a)
			2020		2019		2018
Per Share Data

Net asset value, beginning of period	$7.19		$8.65		$9.26		$9.54		$10.00

Net investment income(b)	0.08		0.05		0.15		0.15		0.02

Net realized and unrealized gain (loss)	2.33		(1.16	)(c)	(0.35	)(c)	(0.12)		(0.41)

Total from investment operations	2.41		(1.11)		(0.20)		0.03		(0.39)

Distributions to shareholders from net investment income	(0.01)		(0.05)		(0.25)		(0.12)		(0.03)
Distributions to shareholders from net realized gains	—		(0.05)		—		—		—

Distributions to shareholders from return of capital	—		(0.25)		(0.16)		(0.19)		(0.04)

Total distributions	(0.01)		(0.35)		(0.41)		(0.31)		(0.07)

Net asset value, end of period	$9.59		$7.19		$8.65		$9.26		$9.54

Total return(d)	33.62%		(12.74)%		(2.36)%		0.18%		(3.87)%

Net assets, end of period (in 000s)	$3,570		$2,415		$2,606		$2,650		$2,644

Ratio of net expenses to average net assets	1.10	%(e)	1.10%		1.11%		1.10%		1.10	%(e)

Ratio of total expenses to average net assets	1.20	%(e)	1.35%		2.09%		15.32	%(f)	20.18	%(e)

Ratio of net investment income to average net assets	2.02	%(e)	0.74%		1.62%		1.53%		1.03	%(e)

Portfolio turnover rate(g)	40%		121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Investor Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,						Period Ended November 30, 2017(a)
			2020		2019		2018
Per Share Data

Net asset value, beginning of period	$7.19		$8.65		$9.26		$9.54		$10.00

Net investment income(b)	0.08		0.04		0.14		0.14		0.01

Net realized and unrealized gain (loss)	2.33		(1.16	)(c)	(0.35	)(c)	(0.13)		(0.40)

Total from investment operations	2.41		(1.12)		(0.21)		0.01		(0.39)

Distributions to shareholders from net investment income	(0.01)		(0.05)		(0.24)		(0.11)		(0.03)
Distributions to shareholders from net realized gains	—		(0.05)		—		—		—

Distributions to shareholders from return of capital	—		(0.24)		(0.16)		(0.18)		(0.04)

Total distributions	(0.01)		(0.34)		(0.40)		(0.29)		(0.07)

Net asset value, end of period	$9.59		$7.19		$8.65		$9.26		$9.54

Total return(d)	33.60%		(12.86)%		(2.50)%		0.04%		(3.90)%

Net assets, end of period (in 000s)	$55		$41		$47		$48		$48

Ratio of net expenses to average net assets	1.21	%(e)	1.23%		1.25%		1.24%		1.24	%(e)

Ratio of total expenses to average net assets	1.31	%(e)	1.49%		2.23%		15.46	%(f)	20.32	%(e)

Ratio of net investment income to average net assets	1.92	%(e)	0.61%		1.49%		1.39%		0.89	%(e)

Portfolio turnover rate(g)	40%		121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Class R6 Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,						Period Ended November 30, 2017(a)
			2020		2019		2018
Per Share Data

Net asset value, beginning of period	$7.18		$8.65		$9.26		$9.54		$10.00

Net investment income(b)	0.08		0.06		0.16		0.15		0.02

Net realized and unrealized gain (loss)	2.33		(1.18	)(c)	(0.36	)(c)	(0.12)		(0.41)

Total from investment operations	2.41		(1.12)		(0.20)		0.03		(0.39)

Distributions to shareholders from net investment income	(0.01)		(0.05)		(0.25)		(0.12)		(0.03)
Distributions to shareholders from net realized gains	—		(0.05)		—		—		—

Distributions to shareholders from return of capital	—		(0.25)		(0.16)		(0.19)		(0.04)

Total distributions	(0.01)		(0.35)		(0.41)		(0.31)		(0.07)

Net asset value, end of period	$9.58		$7.18		$8.65		$9.26		$9.54

Total return(d)	33.67%		(12.83)%		(2.35)%		0.19%		(3.87)%

Net assets, end of period (in 000s)	$78,330		$78,375		$47		$48		$48

Ratio of net expenses to average net assets	1.09	%(e)	1.09%		1.10%		1.09%		1.09	%(e)

Ratio of total expenses to average net assets	1.19	%(e)	1.30%		2.08%		15.31	%(f)	20.17	%(e)

Ratio of net investment income to average net assets	2.05	%(e)	0.92%		1.64%		1.54%		1.04	%(e)

Portfolio turnover rate(g)	40%		121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Class R Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,						Period Ended November 30, 2017(a)
			2020		2019		2018
Per Share Data

Net asset value, beginning of period	$7.19		$8.65		$9.26		$9.54		$10.00

Net investment income(b)	0.06		0.01		0.09		0.09		0.01

Net realized and unrealized gain (loss)	2.33		(1.17	)(c)	(0.35	)(c)	(0.12)		(0.41)

Total from investment operations	2.39		(1.16)		(0.26)		(0.03)		(0.40)

Distributions to shareholders from net investment income	(0.01)		(0.04)		(0.21)		(0.10)		(0.02)
Distributions to shareholders from net realized gains	—		(0.05)		—		—		—

Distributions to shareholders from return of capital	—		(0.21)		(0.14)		(0.15)		(0.04)

Total distributions	(0.01)		(0.30)		(0.35)		(0.25)		(0.06)

Net asset value, end of period	$9.57		$7.19		$8.65		$9.26		$9.54

Total return(d)	33.25%		(13.34)%		(2.98)%		(0.46)%		(3.97)%

Net assets, end of period (in 000s)	$54		$40		$49		$49		$48

Ratio of net expenses to average net assets	1.71	%(e)	1.73%		1.75%		1.74%		1.74	%(e)

Ratio of total expenses to average net assets	1.81	%(e)	1.99%		2.73%		15.94	%(f)	20.82	%(e)

Ratio of net investment income to average net assets	1.42	%(e)	0.10%		0.99%		0.89%		0.39	%(e)

Portfolio turnover rate(g)	40%		121%		59%		67%		11%

(a)	Commenced operations on September 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Energy Infrastructure Fund
	Class P Shares
	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2018(a)
			2020		2019
Per Share Data

Net asset value, beginning of period	$7.18		$8.64		$9.26		$9.52

Net investment income(b)	0.09		0.06		0.17		0.14

Net realized and unrealized gain (loss)	2.32		(1.17	)(c)	(0.38	)(c)	(0.09)

Total from investment operations	2.41		(1.11)		(0.21)		0.05

Distributions to shareholders from net investment income	(0.01)		(0.05)		(0.25)		(0.12)
Distributions to shareholders from net realized gains	—		(0.05)		—		—

Distributions to shareholders from return of capital	—		(0.25)		(0.16)		(0.19)

Total distributions	(0.01)		(0.35)		(0.41)		(0.31)

Net asset value, end of period	$9.58		$7.18		$8.64		$9.26

Total return(d)	33.67%		(12.74)%		(2.46)%		0.42%

Net assets, end of period (in 000s)	$210,322		$160,821		$64,970		$2,640

Ratio of net expenses to average net assets	1.09	%(e)	1.09%		1.10%		1.09	%(e)

Ratio of total expenses to average net assets	1.19	%(e)	1.33%		1.92%		4.04	%(e)(f)

Ratio of net investment income to average net assets	2.05	%(e)	0.84%		1.78%		2.37	%(e)

Portfolio turnover rate(g)	40%		121%		59%		67%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The amount reflects certain expense reallocations between the classes due to the timing of sales and redemptions of Fund class shares.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements

May 31, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Clean Energy Income Fund*	A, C, Institutional, Investor, R6, R and P	Non-diversified
Energy Infrastructure Fund**	A, C, Institutional, Investor, R6, R and P	Non-diversified

*	Commenced operations on June 26, 2020.
**	Goldman Sachs MLP & Energy Fund was changed to Goldman Sachs Energy Infrastructure Fund on June 26, 2020.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

GOLDMAN SACHS ENERGY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Net investment income distributions, if any, are declared and paid at least semi-annually. Capital gains distributions, if any, are declared and paid annually with respect to the Clean Energy Income Fund and semi-annually with respect to the Energy Infrastructure Fund.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Offering Costs — Offering costs paid in connection with the initial offering of shares of the Clean Energy Income Fund were amortized on a straight-line basis over 12 months from the date of commencement of operations.

F.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments in Public Equities — Private investments in public equities (“PIPEs”) are valued the same as other equity securities as noted above. A Liquidity Value Adjustment (LVA) may be applied to securities which are subject to externally imposed and legally enforceable trading restrictions or which convert to publicly traded securities in the future when certain conditions are met. An LVA is a discount to the market price of an issuer’s common stock, which is based on the length of the lock-up time period and volatility of the underlying security. PIPEs are classified as Level 2 until such time as the trading restriction is removed. Investments in an unfunded commitment to purchase a PIPE via a subscription agreement are subject to certain significant contingencies. The Fund is obligated to purchase the PIPE only upon such contingencies being satisfied.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ENERGY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2021:

CLEAN ENERGY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$33,582,586	$62,658,076	$—

North America	288,619,176	—	—

Special Purpose Acquisition Company	6,344,939	—	—

Warrants	—	330,415	141,002

Securities Lending Reinvestment Vehicle	89,375	—	—

Unfunded PIPE Commitment(b)	—	—	—

Total	$328,636,076	$62,988,491	$141,002

ENERGY INFRASTRUCTURE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$1,421,649	$—	$—

North America	280,480,660	—	—

Special Purpose Acquisition Company	7,705,307	—	—

Warrants	—	730,642	120,765

Investment Company	693,516	—	—

Unfunded PIPE Commitment(b)	—	—	—

Total	$290,301,132	$730,642	$120,765

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. For the six months ended May 31, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Net Management Rate^
	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Clean Energy Income	0.80%	0.72%	0.68%	0.67%	0.66%	0.80%
Energy Infrastructure	1.00	0.90	0.86	0.84	0.82	1.00

^	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in Goldman Sachs Financial Square Government Fund. For the six months ended May 31, 2021, GSAM waived $539 and $451 of the Funds’ management fee for the Clean Energy Income and Energy Infrastructure Funds, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Funds, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of the Funds, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution Plan and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six-month period ended May, 31, 2021, Goldman Sachs retained $5,412 and $0 of the sales charges for the Clean Energy Income Fund and $129 and $0 of the sales charge for the Energy Infrastructure Fund, respectively.

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Clean Energy Income Fund and Energy Infrastructure Fund are 0.054% and 0.064%, respectively. These Other Expense limitations will remain in place through at least March 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of a Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended May 31, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Funds	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Clean Energy Income	$539	$212,319	$212,858
Energy Infrastructure	451	126,355	126,806

G.  Line of Credit Facility — As of May 31, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — For the six months ended May 31, 2021, Goldman Sachs earned $20,161 in brokerage commissions from portfolio transactions on behalf of the Energy Infrastructure Fund.

As of May 31, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of of 5% or more of total outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R
Clean Energy Income	—%	38%	47%	9%	100%	95%
Energy Infrastructure	26	—	84	100	—	100

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended May 31, 2021:

Fund	Underlying Fund	Beginning Value as of November 30, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of May 31, 2021	Shares as of May 31, 2021	Dividend Income
Clean Energy Inome	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$69,253,474	$(69,253,474)	$—	—	$118
Energy Infrastructure	Goldman Sachs Financial Square Government Fund — Institutional Shares	1,125,704	18,957,779	(19,389,967)	693,516	693,516	$58

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2021, were as follows:

Fund	Purchases	Sales
Clean Energy Income	$393,000,857	$97,107,976
Energy Infrastructure	104,651,696	126,015,628

6. SECURITIES LENDING

The Clean Energy Income Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of May 31, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended May 31, 2021, are reported under Investment Income on the Statements of Operations.

GOLDMAN SACHS ENERGY FUNDS

6. SECURITIES LENDING (continued)

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended May 31, 2021.

Fund	Beginning Value as of November 30, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of May 31, 2021
Clean Energy Income	$—	$3,312,979	$(3,223,604)	$89,375

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2020, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Clean Energy Income	Energy Infrastructure
Capital loss carryforwards:
Perpetual Long-Term	$—	$(1,303,737)
Total Capital Loss Carryforwards	—	(1,303,737)
Timing differences (Qualified Late Year Loss Deferral/Post October Deferral)	(13,132)	(170,874)

As of May 31, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Clean Energy Income	Energy Infrastructure
Tax Cost	$413,507,909	$220,394,080
Gross unrealized gain	10,439,441	111,831,278
Gross unrealized loss	(32,181,781)	(41,072,819)
Net unrealized security gain (loss)	$(21,742,340)	$70,758,459

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

8. OTHER RISKS (continued)

Energy Sector Risk — The Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic and Sector Risk — The Funds focus their investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS (continued)

energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Special Purpose Acquisition Companies Risk — A Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Fund’s other investments; (iii) a Fund generally will not receive significant income from its investments in SPACs (both prior to and after any

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

8. OTHER RISKS (continued)

acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and a Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving a Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Non-Diversification Risk — The Funds are non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Tax Risks — Tax risks associated with investments in the Funds include but are not limited to the following:

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act of 1933, as amended, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Funds’ use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, a Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase a Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

GOLDMAN SACHS ENERGY FUNDS

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Clean Energy Income Fund

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	404,824	$5,994,233	144,779	$1,858,540
Reinvestment of distributions	1,043	14,572	263	3,603
Shares redeemed	(165,994)	(2,354,176)	(6,619)	(85,807)
	239,873	3,654,629	138,423	1,776,336
Class C Shares
Shares sold	10,440	155,019	6,111	65,010
Reinvestment of distributions	47	653	—	—
Shares redeemed	(3,345)	(46,882)	(1)	(10)
	7,142	108,790	6,110	65,000
Institutional Shares
Shares sold	495,093	7,165,406	518,197	5,274,880
Reinvestment of distributions	3,418	47,768	1,126	15,442
Shares redeemed	(14,588)	(196,413)	(1)	(10)
	483,923	7,016,761	519,322	5,290,312
Investor Shares
Shares sold	60,143	849,939	5,001	50,010
Reinvestment of distributions	29	406	9	118
Shares redeemed	(6,566)	(93,434)	(1)	(10)
	53,606	756,911	5,009	50,118
Class R6 Shares
Shares sold	—	—	5,001	50,010
Reinvestment of distributions	29	408	11	151
Shares redeemed	—	—	(1)	(10)
	29	408	5,011	50,151
Class R Shares
Shares sold	284	3,800	5,001	50,010
Reinvestment of distributions	29	398	—	—
Shares redeemed	—	—	(1)	(10)
	313	4,198	5,000	50,000
Class P Shares
Shares sold	21,820,903	317,791,708	8,450,763	104,359,870
Reinvestment of distributions	59,016	824,527	18,892	258,820
Shares redeemed	(2,339,827)	(32,423,906)	(6,438)	(86,350)
	19,540,092	286,192,329	8,463,217	104,532,340

NET INCREASE	20,324,978	297,734,026	9,142,092	111,814,257

(a)	Commenced operations on June 26, 2020.

GOLDMAN SACHS ENERGY FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Energy Infrastructure Fund

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Fiscal Year Ended November 30, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	27,002	$228,994	4,488	$32,000
Reinvestment of distributions	14	98	381	2,752
Shares redeemed	(15,040)	(124,668)	(1,745)	(11,832)
	11,976	104,424	3,124	22,920
Class C Shares
Shares sold	—	—	5,520	51,500
Reinvestment of distributions	10	75	722	5,251
Shares redeemed	—	—	(5,402)	(34,840)
	10	75	840	21,911
Institutional Shares
Shares sold	36,291	332,000	21,155	113,266
Reinvestment of distributions	602	4,400	15,741	113,663
Shares redeemed	(550)	(4,360)	(2,335)	(13,845)
	36,343	332,040	34,561	213,084
Investor Shares
Reinvestment of distributions	9	69	260	1,884
	9	69	260	1,884
Class R6 Shares
Shares sold	—	—	10,897,877	59,229,000
Reinvestment of distributions	19,477	142,376	399,579	2,826,781
Shares redeemed	(2,756,893)	(22,000,000)	(388,584)	(2,786,073)
	(2,737,416)	(21,857,624)	10,908,872	59,269,708
Class R Shares
Shares sold	—	—	541	3,906
Reinvestment of distributions	6	45	228	1,670
Shares redeemed	—	—	(862)	(5,827)
	6	45	(93)	(251)
Class P Shares
Shares sold	1,981,663	15,702,711	32,643,587	224,664,371
Reinvestment of distributions	41,849	305,915	967,797	6,894,937
Shares redeemed	(2,467,788)	(20,227,777)	(18,741,613)	(124,991,175)
	(444,276)	(4,219,151)	14,869,771	106,568,133

NET INCREASE (DECREASE)	(3,133,348)	(25,640,122)	25,817,335	166,097,389

GOLDMAN SACHS ENERGY FUNDS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS ENERGY FUNDS

Fund Expenses — Six Month Period Ended May 31, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021, which represents a period of 182 days in a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Clean Energy Income Fund				Energy Infrastructure Fund
Share Class	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/21*	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/21*
Class A
Actual	$1,000.00	$996.20		$6.27	$1,000.00	$1,334.70		$8.56
Hypothetical 5% return	1,000.00	1,018.65	+	6.34	1,000.00	1,017.60	+	7.39
Class C
Actual	1,000.00	992.40		9.98	1,000.00	1,328.50		12.89
Hypothetical 5% return	1,000.00	1,014.91	+	10.10	1,000.00	1,013.86	+	11.15
Institutional
Actual	1,000.00	998.40		4.43	1,000.00	1,336.20		6.41
Hypothetical 5% return	1,000.00	1,020.49	+	4.48	1,000.00	1,019.45	+	5.54
Investor
Actual	1,000.00	997.70		5.03	1,000.00	1,336.00		7.05
Hypothetical 5% return	1,000.00	1,019.90	+	5.09	1,000.00	1,018.90	+	6.09
Class R6
Actual	1,000.00	998.40		4.38	1,000.00	1,336.70		6.35
Hypothetical 5% return	1,000.00	1,020.54	+	4.43	1,000.00	1,019.50	+	5.49
Class R
Actual	1,000.00	995.40		7.51	1,000.00	1,332.50		9.94
Hypothetical 5% return	1,000.00	1,017.40	+	7.59	1,000.00	1,016.40	+	8.60
Class P
Actual	1,000.00	998.50		4.38	1,000.00	1,336.70		6.35
Hypothetical 5% return	1,000.00	1,020.54	+	4.43	1,000.00	1,019.50	+	5.49

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Clean Energy Income	1.26%	2.01%	0.89%	1.01%	0.88%	1.51%	0.88%
Energy Infrastructure	1.47	2.22	1.10	1.21	1.09	1.71	1.09

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.00 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund will file its portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of May 31, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

“Alerian Midstream Energy Select Index”, “Alerian MLP Index”, “Alerian MLP Total Return Index”, “AMEI”, “AMEIX”, “AMZ” and “AMZX” are trademarks of Alerian and their use is granted under a license from Alerian.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 244561-OTU-1446365 MLPANDESAR-21

Goldman Sachs Funds

Semi-Annual Report	May 31, 2021

Financial Square FundsSM
Federal Instruments
Government
Money Market
Prime Obligations
Treasury Instruments
Treasury Obligations
Treasury Solutions

Goldman Sachs Financial Square Funds

∎	FEDERAL INSTRUMENTS FUND

∎	GOVERNMENT FUND

∎	MONEY MARKET FUND

∎	PRIME OBLIGATIONS FUND

∎	TREASURY INSTRUMENTS FUND

∎	TREASURY OBLIGATIONS FUND

∎	TREASURY SOLUTIONS FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

GOVERNMENT MONEY MARKET FUNDS

∎	Federal Instruments Fund

∎	Government Fund

∎	Treasury Instruments Fund

∎	Treasury Obligations Fund

∎	Treasury Solutions Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

INSTITUTIONAL MONEY MARKET FUNDS

∎	Money Market Fund

∎	Prime Obligations Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

1

FUND BASICS

Financial Square Funds

as of May 31, 2021

PERFORMANCE REVIEW[1,2]

December 1, 2020–May 31, 2021	Fund Total Return (based on NAV)[3] Institutional Shares	SEC 7-Day Current Yield[4]	iMoneyNet Institutional Average[5]

Federal Instruments	0.00%	0.00%	0.02%[6]
Government	0.01	0.02	0.02	[6]
Money Market	0.02	0.02	0.03	[7]
Prime Obligations	0.00	0.00	0.03	[7]
Treasury Instruments	0.00	0.01	0.01	[8]
Treasury Obligations	0.01	-0.01	0.01	[9]
Treasury Solutions	0.00	0.00	0.01	[9]

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	Each of the Treasury Obligations, Money Market, Treasury Instruments and Treasury Solutions Funds offers nine separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), the Federal Instruments Fund offers eight separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management and Premier), the Prime Obligations Fund offers ten separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource and Drexel Hamilton Class), and the Government Fund offers thirteen separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Drexel Hamilton Class, Class R6, Class A and Class C), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Institutional, Drexel Hamilton Class, and Class R6 Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1), administration and/ or service (non-12b-1) fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Service Shares pay 0.50%, Cash Management Shares pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, Class A Shares pay 0.25% and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return reflects the reinvestment of dividends and other distributions.

[4]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]	Source: iMoneyNet, Inc. May 2021. The iMoneyNet Institutional Average represents total return.

[6]	Government & Agencies Institutional–Category includes the most broadly based of the government institutional funds. These funds may generally invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[7]	First Tier Institutional–Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[8]	Treasury Institutional–Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional–Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

2

YIELD SUMMARY

SUMMARY OF THE INSTITUTIONAL SHARES[1,2] AS OF 5/31/2021

Funds	7-Day Dist. Yield[10]	SEC 7-Day Effective Yield[11]	30-Day Average Yield[12]	Weighted Avg. Maturity (days)[13]	Weighted Avg. Life (days)[14]

Federal Instruments	0.01%	0.00%	0.01%	44	99
Government	0.03	0.02	0.03	25	81
Money Market	0.08	0.02	0.08	18	34
Prime Obligations	0.02	0.00	0.02	23	45
Treasury Instruments	0.01	0.01	0.01	43	98
Treasury Obligations	0.01	-0.01	0.02	25	86
Treasury Solutions	0.01	0.00	0.01	27	91

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[10]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[11]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[12]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[13]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[14]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

SECTOR ALLOCATIONS

SECTOR ALLOCATIONS[15]

As of May 31, 2021

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions

Certificates of Deposit - Eurodollar	—	—	0.8%	0.9%	—	—	—
Certificates of Deposit - Yankeedollar	—	—	4.0	4.0	—	—	—
Commercial Paper & Corporate Obligations	—	—	38.3	37.3	—	—	—
Medium Term Note	—	—	0.4	—	—	—	—
Repurchase Agreements	—	51.9%	15.3	21.6	—	50.7%	35.7%
Time Deposits	—	—	25.3	6.9	—	—	—
U.S. Government Agency Obligations	29.4%	11.6	0.6	1.0	—	—	—
U.S. Treasury Obligations	70.5	37.1	7.3	16.2	104.8%	50.2	65.3
Variable Rate Municipal Debt Obligations	—	—	8.7	10.1	—	—	—

As of November 30, 2020

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Certificates of Deposit - Eurodollar	—	—	1.1%	—	—	—	—
Certificates of Deposit - Yankeedollar	—	—	2.9	3.3%	—	—	—
Commercial Paper & Corporate Obligations	—	—	18.0	18.5	—	—	—
Repurchase Agreements	—	32.5%	25.8	25.5	—	35.5%	—
Time Deposits	—	—	8.2	7.4	—	—	—
U.S. Government Agency Obligations	42.9%	16.5	0.5	0.6	—	—	—
U.S. Treasury Obligations	68.7	53.9	32.1	34.9	105.2%	71.5	104.2%
Variable Rate Municipal Debt Obligations	—	—	13.5	13.1	—	—	—

[15]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 29.4%
Federal Farm Credit Bank (1 Mo. LIBOR + 0.03%)
$8,200,000	0.131	%(a)	09/15/21	$8,199,952
Federal Farm Credit Bank (1 Mo. LIBOR + 0.09%)
1,100,000	0.184	(a)	09/13/21	1,100,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.10%)
2,000,000	0.193	(a)	12/23/21	2,000,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.13%)
1,300,000	0.237	(a)	11/05/21	1,300,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.07%)
300,000	0.124	(a)	07/02/21	300,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.15%)
70,000,000	0.166	(a)	04/18/22	70,000,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.21%)
47,115,000	0.225	(a)	03/17/22	47,123,771
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.25%)
19,000,000	0.270	(a)	02/22/22	19,012,564
Federal Farm Credit Bank (FEDL01 + 0.12%)
3,000,000	0.175	(a)	02/14/22	3,000,000
Federal Farm Credit Bank (FEDL01 + 0.17%)
5,400,000	0.230	(a)	01/13/22	5,399,754
Federal Farm Credit Bank (FEDL01 + 0.20%)
4,600,000	0.260	(a)	11/29/21	4,599,980
Federal Farm Credit Bank (FEDL01 + 0.21%)
3,100,000	0.270	(a)	12/13/21	3,099,869
Federal Farm Credit Bank (Prime Rate – 2.80%)
2,700,000	0.450	(a)	11/23/21	2,700,913
Federal Farm Credit Bank (Prime Rate – 2.87%)
2,000,000	0.380	(a)	02/07/22	1,999,861
Federal Farm Credit Bank (Prime Rate – 2.94%)
1,500,000	0.310	(a)	11/08/21	1,500,000
Federal Farm Credit Bank (Prime Rate – 2.96%)
2,700,000	0.290	(a)	12/13/21	2,699,928
Federal Farm Credit Bank (Prime Rate – 3.02%)
4,200,000	0.234	(a)	01/13/22	4,200,000
Federal Farm Credit Bank (Prime Rate – 3.05%)
5,000,000	0.200	(a)	08/13/21	4,998,485
Federal Farm Credit Bank (Prime Rate – 3.10%)
5,200,000	0.150	(a)	12/02/22	5,200,000
Federal Farm Credit Bank (Prime Rate – 3.11%)
3,800,000	0.140	(a)	11/21/22	3,799,773
Federal Farm Credit Bank (SOFR + 0.13%)
1,200,000	0.140	(a)	02/11/22	1,200,000
Federal Farm Credit Bank (SOFR + 0.18%)
8,600,000	0.190	(a)	01/14/22	8,594,563
Federal Farm Credit Bank (SOFR + 0.28%)
35,000,000	0.290	(a)	10/01/21	35,000,000
Federal Farm Credit Banks Funding Corp. (FEDL01 + 0.00%)
2,100,000	0.050	(a)	02/17/23	2,100,000
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.13%)
1,400,000	0.125	(a)	02/01/23	1,400,000
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.14%)
6,000,000	0.115	(a)	04/08/22	5,999,948
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.15%)
2,300,000	0.105	(a)	04/13/23	2,299,870
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.16%)
4,000,000	0.095	(a)	01/31/22	3,999,891

U.S. Government Agency Obligations – (continued)
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.17%)
1,200,000	0.085	%(a)	11/25/22	1,200,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.04%)
1,600,000	0.133	(a)	06/24/21	1,600,000
Federal Home Loan Bank (SOFR + 0.12%)
2,600,000	0.130	(a)	02/28/22	2,600,000
Federal Home Loan Bank (SOFR + 0.17%)
12,300,000	0.180	(a)	07/21/22	12,300,000
Federal Home Loan Bank (SOFR + 0.29%)
17,500,000	0.300	(a)	10/06/21	17,500,000
Federal Home Loan Bank (SOFR + 0.31%)
75,000,000	0.320	(a)	09/24/21	75,000,000
Federal Home Loan Bank Discount Notes
26,000,000	0.000		06/18/21	26,000,000
52,000,000	0.000		06/23/21	52,000,000
40,000,000	0.023		06/25/21	39,999,387
200,000,000	0.000		06/29/21	200,000,000
60,000,000	0.091		07/09/21	59,994,300
85,000,000	0.050		09/15/21	84,987,736

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$826,010,545

U.S. Treasury Obligations – 70.5%
United States Treasury Bills
$14,000,000	0.001%		06/03/21	$13,999,992
50,000,000	0.001		06/03/21	49,999,750
175,000,000	0.010		06/08/21	174,999,659
19,600,000	0.091		06/10/21	19,599,804
42,500,000	0.091		06/10/21	42,499,044
279,965,000	0.091		06/15/21	279,964,562
50,000,000	0.086		06/17/21	49,998,111
10,400,000	0.091		06/22/21	10,399,970
50,000,000	0.091		06/22/21	49,997,375
37,500,000	0.091		06/24/21	37,497,844
4,600,000	0.091		06/29/21	4,599,839
60,000,000	0.091		06/29/21	59,995,800
70,000,000	0.091		07/08/21	69,993,525
20,000,000	0.056		07/13/21	19,998,717
40,000,000	0.056		07/13/21	39,997,667
40,000,000	0.091		07/15/21	39,995,600
25,000,000	0.056		07/20/21	24,998,639
70,400,000	0.056		07/20/21	70,394,730
18,000,000	0.096		07/22/21	17,997,577
35,000,000	0.030		07/27/21	34,998,367
50,000,000	0.030		08/03/21	49,997,375
38,000,000	0.071		08/05/21	37,995,197
30,000,000	0.025		08/10/21	29,998,542
50,000,000	0.061		08/19/21	49,993,417
65,000,000	0.061		08/19/21	64,997,860
4,500,000	0.046		08/26/21	4,499,516
42,400,000	0.056		09/16/21	42,393,069
2,600,000	0.015		09/21/21	2,599,879
28,200,000	0.041		09/23/21	28,196,428
38,000,000	0.041		09/30/21	37,994,891
75,000,000	0.035		10/07/21	74,990,667
75,000,000	0.035		10/28/21	74,989,136

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
$75,000,000	0.035%		11/12/21	$74,988,041
5,200,000	0.030		11/18/21	5,199,386
10,400,000	0.030		11/18/21	10,398,735
20,900,000	0.030		11/18/21	20,897,039
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
15,000,000	0.054	(a)	04/30/23	15,000,388
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
10,000,000	0.069	(a)	01/31/23	10,000,676
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
58,400,000	0.075	(a)	07/31/22	58,418,228
13,400,000	0.075	(a)	10/31/22	13,404,396
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.11%)
43,200,000	0.134	(a)	04/30/22	43,236,118
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
4,300,000	0.169	(a)	01/31/22	4,299,926
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
39,800,000	0.235	(a)	07/31/21	39,804,458
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
23,800,000	0.315	(a)	10/31/21	23,814,694
United States Treasury Notes
1,140,000	1.125		06/30/21	1,140,935
1,700,000	2.125		06/30/21	1,702,764
10,060,000	2.625		07/15/21	10,090,783
2,400,000	1.125		07/31/21	2,404,051
2,500,000	2.125		08/15/21	2,510,492
4,400,000	1.125		08/31/21	4,411,158
1,200,000	1.500		08/31/21	1,204,161
2,300,000	2.000		08/31/21	2,310,870
1,800,000	1.125		09/30/21	1,806,525
500,000	1.500		09/30/21	502,363
1,500,000	1.250		10/31/21	1,507,317
1,900,000	2.875		11/15/21	1,924,265
4,200,000	8.000		11/15/21	4,352,008
2,600,000	1.500		11/30/21	2,618,466
400,000	1.750		11/30/21	403,335
2,600,000	2.625		12/15/21	2,635,683
6,800,000	2.000		12/31/21	6,876,366
320,000	2.500		01/15/22	324,824
300,000	1.500		01/31/22	302,838
500,000	1.875		01/31/22	505,982

TOTAL U.S. TREASURY OBLIGATIONS				$1,979,569,820

TOTAL INVESTMENTS – 99.9%				$2,805,580,365

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%				2,148,336

NET ASSETS – 100.0%				$2,807,728,701

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2021.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	— US Federal Funds Effective Rate
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 11.6%
Federal Farm Credit Bank (1 Mo. LIBOR + 0.03%)
$545,900,000	0.131	%(a)	09/15/21	$545,896,836
Federal Farm Credit Bank (1 Mo. LIBOR + 0.09%)
85,100,000	0.184	(a)	09/13/21	85,100,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.10%)
191,600,000	0.195	(a)	09/09/21	191,600,000
107,000,000	0.193	(a)	12/23/21	107,000,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.13%)
93,100,000	0.237	(a)	11/05/21	93,100,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.07%)
49,000,000	0.124	(a)	07/02/21	49,000,000
Federal Farm Credit Bank (FEDL01 + 0.12%)
189,100,000	0.175	(a)	02/14/22	189,100,000
Federal Farm Credit Bank (FEDL01 + 0.17%)
367,700,000	0.230	(a)	01/13/22	367,683,097
Federal Farm Credit Bank (FEDL01 + 0.20%)
336,800,000	0.260	(a)	11/29/21	336,798,511
Federal Farm Credit Bank (FEDL01 + 0.21%)
217,000,000	0.270	(a)	12/13/21	216,990,794
Federal Farm Credit Bank (Prime Rate – 2.80%)
123,400,000	0.450	(a)	11/23/21	123,441,743
Federal Farm Credit Bank (Prime Rate – 2.87%)
95,500,000	0.380	(a)	02/07/22	95,493,379
Federal Farm Credit Bank (Prime Rate – 2.94%)
117,700,000	0.310	(a)	11/08/21	117,700,000
Federal Farm Credit Bank (Prime Rate – 2.96%)
193,000,000	0.290	(a)	12/13/21	192,994,884
Federal Farm Credit Bank (Prime Rate – 3.02%)
294,000,000	0.234	(a)	01/13/22	294,000,000
Federal Farm Credit Bank (Prime Rate – 3.05%)
245,000,000	0.200	(a)	08/13/21	244,925,739
Federal Farm Credit Bank (Prime Rate – 3.10%)
228,100,000	0.150	(a)	12/02/22	228,100,000
Federal Farm Credit Bank (Prime Rate – 3.11%)
165,600,000	0.140	(a)	11/21/22	165,590,111
Federal Farm Credit Bank (SOFR + 0.18%)
235,600,000	0.190	(a)	01/14/22	235,348,828
Federal Farm Credit Banks Funding Corp. (1 Mo. LIBOR + 0.04%)
25,000,000	0.150	(a)	06/03/21	25,000,195
Federal Farm Credit Banks Funding Corp. (FEDL01 + 0.00%)
143,700,000	0.050	(a)	02/17/23	143,700,000
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.13%)
63,100,000	0.125	(a)	02/01/23	63,100,000
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.14%)
269,000,000	0.115	(a)	04/08/22	268,997,676
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.15%)
145,200,000	0.105	(a)	04/13/23	145,191,768
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.16%)
150,800,000	0.095	(a)	01/31/22	150,795,909
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.17%)
59,400,000	0.085	(a)	11/25/22	59,400,000
Federal Farm Credit Discount Notes
55,000,000	0.010		06/01/21	55,000,000
6,000,000	0.010		06/03/21	5,999,997
7,000,000	0.010		07/02/21	6,999,940

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank (1 Mo. LIBOR + 0.04%)
118,200,000	0.133	%(a)	06/24/21	118,200,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.09%)
481,100,000	0.109	(a)	07/06/21	481,100,000
Federal Home Loan Bank (SOFR + 0.17%)
933,500,000	0.180	(a)	07/21/22	933,500,000
Federal Home Loan Bank (SOFR + 0.29%)
958,000,000	0.300	(a)	10/06/21	958,000,000
Federal Home Loan Bank (SOFR + 0.30%)
1,400,000,000	0.310	(a)	09/29/21	1,400,000,000
Federal Home Loan Bank (SOFR + 0.35%)
990,000,000	0.360	(a)	09/23/21	990,000,000
Federal Home Loan Bank Discount Notes
85,000,000	0.005		06/04/21	84,999,965
Federal Home Loan Mortgage Corp. (SOFR + 0.29%)
1,490,000,000	0.300	(a)	10/01/21	1,490,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)
3,053,600,000	0.310	(a)	09/24/21	3,053,600,000
500,000,000	0.310	(a)	10/25/21	500,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)
498,000,000	0.320	(a)	01/03/22	498,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)
745,000,000	0.330	(a)	09/27/21	745,000,000
496,500,000	0.330	(a)	09/30/21	496,500,000
Federal National Mortgage Association (SOFR + 0.10%)
117,700,000	0.110	(a)	12/03/21	117,549,336
Federal National Mortgage Association (SOFR + 0.29%)
486,900,000	0.300	(a)	10/04/21	486,900,000
Federal National Mortgage Association (SOFR + 0.30%)
993,500,000	0.310	(a)	09/24/21	993,500,000
Federal National Mortgage Association (SOFR + 0.34%)
1,789,500,000	0.350	(a)	10/20/21	1,789,500,000
990,725,000	0.350	(a)	12/30/21	990,725,000
993,000,000	0.350	(a)	01/21/22	993,000,000
Federal National Mortgage Association (SOFR + 0.35%)
248,000,000	0.360	(a)	10/15/21	248,000,000
Federal National Mortgage Association (SOFR + 0.36%)
499,000,000	0.370	(a)	01/20/22	499,000,000
Tennessee Valley Authority Discount Notes
140,000,000	0.009		06/02/21	139,999,971
U.S. International Development Finance Corp.
26,000,000	0.000		01/26/22	26,019,755
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)(a)
6,200,000	0.008		06/07/21	6,200,000
41,852,331	0.090		06/07/21	41,852,331
3,000,000	0.100		06/07/21	3,000,000
8,137,500	0.100		11/15/22	8,137,500
857,409	0.090		06/15/23	857,409
6,250,000	0.100		11/15/23	6,250,000
12,600,000	0.090		03/20/24	12,600,000
14,450,000	0.090		06/15/25	14,450,000
34,425,002	0.008		07/15/25	34,425,002
2,236,842	0.008		08/15/25	2,236,842
9,473,684	0.090		09/15/25	9,473,684
82,950,000	0.090		07/09/26	82,950,000
13,750,000	0.090		09/15/26	13,750,000

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)(a) – (continued)
$24,769,231	0.090%		12/15/26	$24,769,231
5,208,334	0.100		06/20/27	5,208,334
9,100,000	0.008		08/13/27	9,100,000
20,000,000	0.090		08/13/27	20,000,000
23,214,286	0.100		09/20/27	23,214,286
43,497,750	0.090		02/15/28	43,497,750
43,000,000	0.090		09/15/28	43,000,000
46,704,546	0.090		11/15/28	46,704,546
33,018,868	0.090		01/15/30	33,018,868
49,500,000	0.090		03/15/30	49,500,000
13,000,000	0.090		10/15/30	13,000,000
30,000,000	0.090		08/15/31	30,000,000
15,551,220	0.090		09/02/31	15,551,220
45,505,560	0.090		09/30/31	45,505,560
30,000,000	0.090		12/20/31	30,000,000
3,348,850	0.090		05/15/33	3,348,850
39,985,795	0.090		12/15/33	39,985,795
3,689,522	0.100		09/20/38	3,689,522
40,503,992	0.100		07/07/40	40,503,993

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$23,592,924,157

U.S. Treasury Obligations – 37.1%
United States Treasury Bills
$133,800,000	0.000%		06/01/21	$133,800,000
208,600,000	0.000		06/01/21	208,600,000
466,200,000	0.000		06/01/21	466,200,000
915,000,000	0.000		06/01/21	915,000,000
935,000,000	0.000		06/01/21	935,000,000
985,000,000	0.000		06/01/21	985,000,000
137,800,000	0.000		06/03/21	137,799,992
236,200,000	0.000		06/03/21	236,200,000
500,000,000	0.000		06/03/21	499,999,722
571,550,000	0.000		06/03/21	571,547,142
34,800,000	0.000		06/10/21	34,800,000
59,000,000	0.000		06/10/21	58,999,985
1,715,200,000	0.000		06/10/21	1,715,161,408
413,750,000	0.000		06/17/21	413,734,369
1,141,200,000	0.000		06/24/21	1,141,189,062
1,500,500,000	0.000		06/24/21	1,500,413,721
2,337,500,000	0.003	(b)	06/29/21	2,337,495,455
1,241,000,000	0.101		07/01/21	1,240,896,582
1,000,000,000	0.081		07/06/21	999,922,222
1,741,050,000	0.081		07/06/21	1,740,965,366
1,416,700,000	0.091		07/08/21	1,416,568,955
562,409,000	0.056		07/13/21	562,372,912
1,515,800,000	0.091		07/15/21	1,515,633,262
970,477,000	0.056		07/20/21	970,424,163
2,887,100,000	0.056		07/20/21	2,886,883,868
1,427,900,000	0.096		07/22/21	1,427,707,828
3,815,000,000	0.030		07/27/21	3,814,821,967
1,951,350,000	0.086		07/29/21	1,951,082,775
1,602,050,000	0.071		08/05/21	1,601,847,518

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
794,693,000	0.025		08/10/21	794,654,369
883,400,000	0.051		08/12/21	883,311,659
117,900,000	0.061		08/19/21	117,897,413
3,519,000,000	0.061		08/19/21	3,518,536,670
1,954,700,000	0.061		09/02/21	1,954,397,025
4,816,600,000	0.061		09/09/21	4,815,797,242
201,100,000	0.010		09/14/21	201,094,135
4,166,000,000	0.056		09/16/21	4,165,318,964
262,200,000	0.015		09/21/21	262,187,764
1,858,400,000	0.041		09/30/21	1,858,150,151
569,300,000	0.035		10/07/21	569,229,156
5,005,750,000	0.035		10/28/21	5,005,024,880
3,519,400,000	0.035		11/12/21	3,518,838,841
206,600,000	0.030		11/18/21	206,570,732
243,000,000	0.030		11/18/21	242,971,312
486,000,000	0.030		11/18/21	485,940,904
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
5,999,270,000	0.054	(a)	04/30/23	5,999,521,953
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
3,705,907,000	0.069	(a)	01/31/23	3,706,579,766
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
1,081,800,000	0.075	(a)	07/31/22	1,082,138,415
777,500,000	0.075	(a)	10/31/22	777,799,798
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
8,050,000	0.169	(a)	01/31/22	8,050,000
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
28,640,000	0.235	(a)	07/31/21	28,636,717
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
15,700,000	0.315	(a)	10/31/21	15,703,233
United States Treasury Notes
309,890,000	1.125	(b)	06/30/21	310,156,123
80,300,000	2.125		06/30/21	80,430,537
439,200,000	2.625		07/15/21	440,543,921
104,300,000	1.125		07/31/21	104,476,063
112,800,000	2.125		08/15/21	113,273,416
192,200,000	1.125		08/31/21	192,687,401
50,400,000	1.500		08/31/21	50,574,762
99,800,000	2.000		08/31/21	100,271,671
22,500,000	1.500		09/30/21	22,606,348
346,200,000	1.250		10/31/21	347,898,354
84,200,000	2.875		11/15/21	85,275,338
213,000,000	8.000		11/15/21	220,708,966
112,200,000	1.500		11/30/21	112,996,871
15,100,000	1.750		11/30/21	15,225,892
183,000,000	2.625		12/15/21	185,514,619
295,800,000	2.000		12/31/21	299,121,904
117,800,000	2.125		12/31/21	119,209,127
13,858,000	2.500		01/15/22	14,066,924
11,200,000	1.500		01/31/22	11,305,969

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$22,500,000	1.875%		01/31/22	$22,769,170

TOTAL U.S. TREASURY OBLIGATIONS				$75,487,532,749

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$99,080,456,906

Repurchase Agreements(c) – 51.9%
Banco Santander, S.A.
$1,000,000,000	0.010%		06/01/21	$1,000,000,000
Maturity Value: $1,000,001,111

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.000%, due 04/01/41 to 04/01/51, Federal National Mortgage
Association, 2.000% to 6.000%, due 07/01/27 to 10/01/50, U.S.
Treasury Bonds, 1.875% to 5.000%, due 05/15/37 to 05/15/51,
a U.S. Treasury Floating Rate Note, 0.064%, due 01/31/23,
U.S. Treasury Inflation-Indexed Notes, 0.250% to 0.625%, due
04/15/23 to 01/15/25, a U.S. Treasury Interest-Only Stripped
Security, 0.000%, due 02/15/28 and U.S. Treasury Notes,
0.125% to 2.625%, due 07/31/21 to 05/15/31. The aggregate
market value of the collateral, including accrued interest, was
$1,026,908,992.

Bank of Montreal
250,000,000	0.005		06/01/21	250,000,000
Maturity Value: $250,000,139

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 01/01/27 to 05/01/51, Federal National Mortgage
Association, 1.500% to 2.500%, due 06/01/31 to 06/01/51 and
Government National Mortgage Association, 2.500% to
6.000%, due 05/20/35 to 03/20/51. The aggregate market value of the collateral, including accrued interest, was $257,499,999.

250,000,000	0.010		06/01/21	250,000,000
Maturity Value: $250,000,278
Collateralized by U.S. Treasury Notes, 0.125% to 1.875%, due 01/31/23 to 09/30/27. The aggregate market value of the collateral, including accrued interest, was $255,000,037.
500,000,000	0.010		06/03/21	500,000,000
Maturity Value: $500,000,833

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
2.500%, due 06/01/36 to 06/01/51, Federal National Mortgage
Association, 1.500% to 4.000%, due 09/01/34 to 06/01/51 and
Government National Mortgage Association, 2.500% to
6.050%, due 07/15/24 to 05/20/51. The aggregate market value of the collateral, including accrued interest, was $515,000,001.

Repurchase Agreements(c) – (continued)
Bank of Montreal – (continued)
250,000,000	0.020	%(d)	06/07/21	250,000,000
Maturity Value: $250,004,306
Settlement Date: 05/07/21

Collateralized by Federal Home Loan Mortgage Corp., 2.500%,
due 06/01/51, Federal National Mortgage Association, 2.000%
to 4.000%, due 02/01/49 to 06/01/51, Federal National
Mortgage Association Stripped Security, 0.000%, due 07/15/37
and Government National Mortgage Association, 2.000% to
8.000%, due 08/20/25 to 05/20/51. The aggregate market value of the collateral, including accrued interest, was $257,432,363.

450,000,000	0.020	(d)	06/07/21	450,000,000
Maturity Value: $450,007,751
Settlement Date: 05/11/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000%,
due 06/01/51, Federal National Mortgage Association, 1.500%
to 4.500%, due 04/01/36 to 06/01/51 and Government National
Mortgage Association, 2.500% to 3.000%, due 01/20/51 to
05/20/51. The aggregate market value of the collateral,
including accrued interest, was $463,499,999.

248,500,000	0.050	(d)	06/07/21	248,500,000
Maturity Value: $248,531,408
Settlement Date: 03/18/21

Collateralized by Federal Home Loan Mortgage Corp., 2.500%,
due 06/01/51, Federal National Mortgage Association, 2.000%
to 3.500%, due 06/01/36 to 06/01/51 and Government National
Mortgage Association, 2.000% to 5.000%, due 10/20/37 to
05/20/51. The aggregate market value of the collateral,
including accrued interest, was $255,955,002.

248,500,000	0.050	(d)	06/07/21	248,500,000
Maturity Value: $248,531,063
Settlement Date: 04/20/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
2.500%, due 06/01/36 to 06/01/51, Federal National Mortgage
Association, 2.000% to 3.500%, due 06/01/31 to 06/01/51 and
Government National Mortgage Association, 2.000% to
7.500%, due 07/20/29 to 05/20/51. The aggregate market value of the collateral, including accrued interest, was $255,955,001.

298,000,000	0.050	(d)	06/07/21	298,000,000
Maturity Value: $298,038,906
Settlement Date: 03/19/21

Collateralized by Federal National Mortgage Association, 2.000%
to 3.500%, due 02/01/48 to 05/01/51 and Government National
Mortgage Association, 2.500% to 3.000%, due 03/20/51 to
04/20/51. The aggregate market value of the collateral,
including accrued interest, was $306,940,001.

99,000,000	0.060	(d)	06/07/21	99,000,000
Maturity Value: $99,015,015
Settlement Date: 03/11/21

Collateralized by Federal National Mortgage Association, 1.500%
to 2.000%, due 05/01/36 to 05/01/51 and Government National
Mortgage Association, 2.500% to 4.500%, due 08/20/48 to
05/20/51. The aggregate market value of the collateral,
including accrued interest, was $101,970,001.

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Bank of Montreal – (continued)
$390,000,000	0.110	%(d)	06/07/21	$390,000,000
Maturity Value: $390,215,695
Settlement Date: 01/07/21

Collateralized by U.S. Treasury Bills, 0.000%, due 07/01/21 to
02/24/22, U.S. Treasury Bonds, 1.125% to 6.125%, due
11/15/27 to 02/15/51, U.S. Treasury Floating Rate Notes,
0.064% to 0.070%, due 07/31/22 to 01/31/23, U.S. Treasury
Inflation-Indexed Bonds, 0.750% to 1.000%, due 02/15/42 to
02/15/46, U.S. Treasury Inflation-Indexed Notes, 0.125% to
0.625%, due 07/15/21 to 07/15/29, a U.S. Treasury Interest-
Only Stripped Security, 0.000%, due 02/15/29, U.S. Treasury
Notes, 0.125% to 2.875%, due 07/15/21 to 08/15/28 and a U.S.
Treasury Principal-Only Stripped Security, 0.000%, due
02/15/50. The aggregate market value of the collateral,
including accrued interest, was $397,800,072.

Barclays Bank PLC
500,000,000	0.010		06/01/21	500,000,000
Maturity Value: $500,000,556

Shared collateral consisting of a U.S. Treasury Bond, 1.375%, due
11/15/40 and U.S. Treasury Notes, 0.250% to 1.625%, due
12/15/22 to 05/15/31. The aggregate market value of the
collateral, including accrued interest, was $1,020,001,169.

500,000,000	0.010		06/01/21	500,000,000
Maturity Value: $500,000,556

Shared collateral consisting of a U.S. Treasury Bond, 1.375%, due
11/15/40 and U.S. Treasury Notes, 0.250% to 1.625%, due
12/15/22 to 05/15/31. The aggregate market value of the
collateral, including accrued interest, was $1,020,001,169.

800,000,000	0.010		06/01/21	800,000,000
Maturity Value: $800,000,889

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/26/21,
U.S. Treasury Bonds, 1.125% to 8.000%, due 11/15/21 to
05/15/40 and a U.S. Treasury Note, 2.875%, due 10/31/23. The
aggregate market value of the collateral, including accrued
interest, was $816,000,923.

BNP Paribas
261,600,000	0.005		06/01/21	261,600,000
Maturity Value: $261,600,145

Collateralized by Federal Farm Credit Bank, 1.950% to 2.830%,
due 12/19/36 to 08/13/40, Federal Home Loan Mortgage Corp.,
0.000% to 5.500%, due 12/11/25 to 12/01/50, Federal National
Mortgage Association, 2.500% to 6.000%, due 06/01/26 to
06/01/50, Government National Mortgage Association, 4.000%
to 5.000%, due 08/15/35 to 05/20/50, U.S. Treasury Bills,
0.000%, due 08/26/21 to 05/19/22, U.S. Treasury Bonds,
1.625% to 3.750%, due 11/15/43 to 11/15/50, U.S. Treasury
Inflation-Indexed Notes, 0.125%, due 07/15/22 to 01/15/31,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
05/15/31 to 02/15/48 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/44 to 02/15/49. The
aggregate market value of the collateral, including accrued
interest, was $267,238,222.

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
350,000,000	0.005%		06/01/21	350,000,000
Maturity Value: $350,000,340
Settlement Date: 05/25/21

Collateralized by Federal National Mortgage Association,
3.000%, due 01/01/29, a U.S. Treasury Bill, 0.000%, due
07/15/21, U.S. Treasury Bonds, 1.375% to 8.125%, due
08/15/21 to 02/15/48, a U.S. Treasury Inflation-Indexed Bond,
0.750%, due 02/15/45, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/33 to 05/15/48, U.S. Treasury
Notes, 0.125% to 2.875%, due 10/15/21 to 11/15/25 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
02/15/36 to 08/15/50. The aggregate market value of the
collateral, including accrued interest, was $357,014,182.

1,270,000,000	0.005		06/03/21	1,270,000,000
Maturity Value: $1,270,001,058

Collateralized by U.S. Treasury Bills, 0.000%, due 07/15/21 to
01/27/22, U.S. Treasury Bonds, 2.375% to 8.125%, due
08/15/21 to 11/15/49, a U.S. Treasury Floating Rate Note,
0.315%, due 10/31/21, U.S. Treasury Inflation-Indexed Bonds,
0.125% to 3.875%, due 01/15/25 to 02/15/51, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.875%, due 07/15/21 to
01/15/29, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 11/15/25 to 11/15/47, U.S. Treasury Notes,
0.125% to 2.750%, due 06/30/21 to 03/31/26 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 02/15/40 to
11/15/49. The aggregate market value of the collateral,
including accrued interest, was $1,295,399,999.

420,000,000	0.020	(d)	06/04/21	420,000,000
Maturity Value: $420,007,467
Settlement Date: 05/06/21

Collateralized by U.S. Treasury Bills, 0.000%, due 12/02/21 to
01/27/22, U.S. Treasury Bonds, 6.000% to 7.250%, due
08/15/22 to 02/15/26, U.S. Treasury Inflation-Indexed Bonds,
1.750% to 2.500%, due 01/15/28 to 01/15/29, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.375%, due 01/15/23 to
01/15/31, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 05/15/31 to 02/15/45, U.S. Treasury Notes,
0.125% to 2.750%, due 05/31/21 to 02/15/26 and a U.S.
Treasury Principal-Only Stripped Security, 0.000%, due
02/15/40. The aggregate market value of the collateral,
including accrued interest, was $428,399,999.

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$955,000,000	0.060	%(d)	06/07/21	$955,000,000
Maturity Value: $955,288,097
Settlement Date: 02/19/21

Shared collateral consisting of Federal Farm Credit Bank,
3.650%, due 04/22/39,Federal Home Loan Bank, 4.000% to
4.200%, due 09/01/28 to 01/24/39,Federal Home Loan
Mortgage Corp., 2.500% to 5.500%, due 06/01/36 to 10/01/36,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 03/15/28 to 09/15/29, Federal National Mortgage
Association, 2.000% to 6.500%, due 09/01/28 to 06/01/56,
Federal National Mortgage Association Stripped Securities,
0.000%, due 05/15/22 to 03/23/28, Government National
Mortgage Association, 2.500% to 5.000%, due 10/15/26 to
04/20/51, U.S. Treasury Bills, 0.000%, due 06/10/21 to
04/21/22, U.S. Treasury Bonds, 1.625% to 8.125%, due
08/15/21 to 11/15/50, U.S. Treasury Inflation-Indexed Bonds,
0.250% to 3.625%, due 01/15/28 to 02/15/50, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.625%, due 01/15/22 to
01/15/26, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 11/15/26 to 11/15/48, U.S. Treasury Notes,
0.125% to 2.875%, due 06/30/21 to 02/15/31 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 11/15/27 to
05/15/49. The aggregate market value of the collateral,
including accrued interest, was $1,949,065,888.

955,000,000	0.060	(d)	06/07/21	955,000,000
Maturity Value: $955,288,097
Settlement Date: 02/19/21

Shared collateral consisting of Federal Farm Credit Bank,
3.650%, due 04/22/39,Federal Home Loan Bank, 4.000% to
4.200%, due 09/01/28 to 01/24/39,Federal Home Loan
Mortgage Corp., 2.500% to 5.500%, due 06/01/36 to 10/01/36,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 03/15/28 to 09/15/29, Federal National Mortgage
Association, 2.000% to 6.500%, due 09/01/28 to 06/01/56,
Federal National Mortgage Association Stripped Securities,
0.000%, due 05/15/22 to 03/23/28, Government National
Mortgage Association, 2.500% to 5.000%, due 10/15/26 to
04/20/51, U.S. Treasury Bills, 0.000%, due 06/10/21 to
04/21/22, U.S. Treasury Bonds, 1.625% to 8.125%, due
08/15/21 to 11/15/50, U.S. Treasury Inflation-Indexed Bonds,
0.250% to 3.625%, due 01/15/28 to 02/15/50, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.625%, due 01/15/22 to
01/15/26, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 11/15/26 to 11/15/48, U.S. Treasury Notes,
0.125% to 2.875%, due 06/30/21 to 02/15/31 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 11/15/27 to
05/15/49. The aggregate market value of the collateral,
including accrued interest, was $1,949,065,888.

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
1,125,000,000	0.060	%(d)	06/07/21	1,125,000,000
Maturity Value: $1,125,348,757
Settlement Date: 03/05/21

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/07/21,
U.S. Treasury Bonds, 6.125% to 8.000%, due 11/15/21 to
11/15/27, U.S. Treasury Inflation-Indexed Bonds, 0.750% to
3.875%, due 01/15/26 to 02/15/42, U.S. Treasury Inflation-
Indexed Notes, 0.125% to 0.875%, due 01/15/26 to 07/15/30,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
11/15/26 to 05/15/49, U.S. Treasury Notes, 0.250% to 2.250%,
due 04/15/22 to 12/31/25 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/27 to 11/15/48. The
aggregate market value of the collateral, including accrued
interest, was $1,147,499,996.

2,400,000,000	0.060	(d)	06/07/21	2,400,000,000
Maturity Value: $2,400,744,015
Settlement Date: 03/05/21

Collateralized by Federal Farm Credit Bank, 1.400% to 3.650%,
due 10/15/21 to 08/13/40,Federal Home Loan Bank, 3.750% to
4.100%, due 12/06/30 to 09/27/35,Federal Home Loan
Mortgage Corp., 0.000% to 8.000%, due 10/01/25 to 06/01/49,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 09/15/29 to 03/15/31, Federal National Mortgage
Association, 0.650% to 8.000%, due 09/01/22 to 08/01/58,
Federal National Mortgage Association Stripped Securities,
0.000%, due 01/15/30 to 01/15/33, Government National
Mortgage Association, 2.500% to 7.000%, due 09/15/24 to
05/20/51, U.S. Treasury Bills, 0.000%, due 08/12/21 to
10/28/21, U.S. Treasury Bonds, 2.000% to 6.500%, due
11/15/26 to 02/15/50, U.S. Treasury Inflation-Indexed Bonds,
0.250% to 2.500%, due 01/15/27 to 02/15/50, U.S. Treasury
Inflation-Indexed Notes, 0.375% to 0.625%, due 07/15/23 to
01/15/24, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 11/15/26 to 02/15/48, U.S. Treasury Notes,
0.250% to 2.875%, due 01/31/22 to 05/15/29 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 05/15/40 to
02/15/51. The aggregate market value of the collateral,
including accrued interest, was $2,454,222,477.

BNP Paribas (Overnight MBS + 0.02%)
500,000,000	0.025	(a)(d)(e)	06/01/21	500,000,000
Maturity Value: $500,673,568
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 2.990%, due
07/18/34, Federal National Mortgage Association, 2.000% to
4.500%, due 05/01/34 to 05/01/51, Federal National Mortgage
Association Stripped Securities, 0.000%, due 05/15/22 to
03/23/28, U.S. Treasury Bills, 0.000%, due 09/21/21 to
12/02/21, U.S. Treasury Bonds, 3.000% to 8.125%, due
08/15/21 to 02/15/48, U.S. Treasury Inflation-Indexed Bonds,
0.250% to 3.625%, due 04/15/28 to 02/15/50, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.875%, due 07/15/26 to
01/15/29, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 11/15/26 to 05/15/49, U.S. Treasury Notes,
0.125% to 1.750%, due 05/31/21 to 10/31/22 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 11/15/39 to
08/15/50. The aggregate market value of the collateral,
including accrued interest, was $510,676,045.

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas (Overnight MBS + 0.02%) – (continued)
$550,000,000	0.025	%(a) (d) (e)	06/01/21	$550,000,000
Maturity Value: $550,738,251
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 2.990%, due
07/18/34, Federal Home Loan Bank, 3.500% to 4.100%, due
09/14/29 to 10/24/33, Federal Home Loan Mortgage Corp.,
3.000% to 6.500%, due 01/01/28 to 07/01/43, Federal National
Mortgage Association, 2.000% to 5.500%, due 12/01/25 to
08/01/58, Government National Mortgage Association, 3.000%
to 7.000%, due 01/20/33 to 08/20/50, U.S. Treasury Bills,
0.000%, due 08/10/21 to 01/27/22, a U.S. Treasury Bond,
3.000%, due 02/15/48, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 3.625%, due 04/15/28 to 02/15/47, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.375%, due 01/15/23 to
07/15/27, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 05/15/29 to 05/15/49, U.S. Treasury Notes,
0.125% to 2.000%, due 11/15/21 to 11/15/26 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 08/15/23 to
02/15/49. The aggregate market value of the collateral,
including accrued interest, was $561,168,723.

Bofa Securities, Inc.
467,300,000	0.010		06/01/21	467,300,000
Maturity Value: $467,300,519

Collateralized by U.S. Treasury Bonds, 5.250% to 7.625%, due
02/15/25 to 08/15/29 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 08/15/21 to 02/15/31. The
aggregate market value of the collateral, including accrued
interest, was $476,646,101.

651,000,000	0.010		06/01/21	651,000,000
Maturity Value: $651,000,723

Collateralized by Federal Home Loan Mortgage Corp., 1.000% to
8.500%, due 06/01/21 to 06/01/51 and Government National
Mortgage Association, 2.500%, due 04/20/51. The aggregate
market value of the collateral, including accrued interest, was
$670,530,001.

500,000,000	0.020	(d)	06/07/21	500,000,000
Maturity Value: $500,011,390
Settlement Date: 05/07/21
Collateralized by Government National Mortgage Association, 2.500%, due 04/20/51. The market value of the collateral, including accrued interest, was $515,000,000.

BofA Securities, Inc.
400,000,000	—		06/01/21	400,000,000
Maturity Value: $400,000,000

Collateralized by U.S. Treasury Bonds, 5.250% to 8.125%, due
08/15/21 to 02/15/31 and a U.S. Treasury Note, 0.125%, due
02/28/23. The aggregate market value of the collateral,
including accrued interest, was $408,000,084.

Repurchase Agreements(c) – (continued)
Canadian Imperial Bank of Commerce
415,000,000	0.020	%(d)	06/01/21	415,000,000
Maturity Value: $415,008,070
Settlement Date: 04/27/21

Collateralized by U.S. Treasury Bonds, 2.375% to 3.000%, due
05/15/43 to 11/15/49, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 2.500%, due 01/15/29 to 02/15/47, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.625%, due 10/15/24 to
07/15/29 and U.S. Treasury Notes, 0.125% to 2.625%, due
06/30/22 to 08/15/30. The aggregate market value of the
collateral, including accrued interest, was $423,300,064.

475,000,000	0.070	(d)	06/07/21	475,000,000
Maturity Value: $475,166,246
Settlement Date: 02/05/21

Collateralized by U.S. Treasury Bonds, 2.375% to 3.000%, due
05/15/43 to 11/15/49, a U.S. Treasury Floating Rate Note,
0.129%, due 04/30/22, a U.S. Treasury Inflation-Indexed Bond,
0.750%, due 02/15/45, a U.S. Treasury Inflation-Indexed Note,
0.125%, due 10/15/24 and U.S. Treasury Notes, 0.125% to
3.125%, due 08/31/22 to 05/15/30. The aggregate market value of the collateral, including accrued interest, was $484,500,059.

474,500,000	0.090	(d)	06/07/21	474,500,000
Maturity Value: $474,713,525
Settlement Date: 01/28/21

Collateralized by Federal Home Loan Bank, 2.000% to 3.750%,
due 02/14/34 to 02/26/36, Federal Home Loan Mortgage Corp.,
2.000% to 4.500%, due 01/01/29 to 05/01/51, Federal National
Mortgage Association, 2.000% to 5.500%, due 10/01/28 to
04/01/59, Government National Mortgage Association, 3.000%
to 4.500%, due 09/20/44 to 11/20/50, a U.S. Treasury Floating
Rate Note, 0.129%, due 04/30/22 and U.S. Treasury Notes,
0.625% to 2.625%, due 04/30/24 to 11/30/27. The aggregate
market value of the collateral, including accrued interest, was
$488,625,584.

475,000,000	0.090	(d)	06/07/21	475,000,000
Maturity Value: $475,213,750
Settlement Date: 01/29/21

Collateralized by Federal Farm Credit Bank, 2.450%, due
03/03/36, Federal Home Loan Bank, 3.750%, due 02/14/34,
Federal Home Loan Mortgage Corp., 2.000% to 4.500%, due
06/01/28 to 05/01/51, Federal National Mortgage Association,
1.500% to 5.500%, due 03/01/28 to 04/01/53, Government
National Mortgage Association, 2.500% to 5.000%, due
01/15/41 to 01/20/51 and U.S. Treasury Notes, 0.125% to
2.875%, due 07/31/22 to 11/30/27. The aggregate market value of the collateral, including accrued interest, was $489,176,346.

Citigroup Global Markets Inc.
840,500,000	0.010		06/01/21	840,500,000
Maturity Value: $840,500,934

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
3.000%, due 05/01/51 to 06/01/51 and Federal National
Mortgage Association, 2.000% to 3.500%, due 05/01/51 to
06/01/51. The aggregate market value of the collateral,
including accrued interest, was $857,310,957.

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Citigroup Global Markets, Inc. (Overnight MBS + 0.01%)
$1,000,000,000	0.020	%(a)	06/04/21	$1,000,000,000
Maturity Value: $1,000,528,376
Settlement Date: 11/01/18

Collateralized by Federal Farm Credit Bank, 0.100% to 4.070%,
due 10/08/21 to 10/15/49, Federal Home Loan Bank, 2.000% to
5.625%, due 06/11/21 to 11/09/38, Federal Home Loan
Mortgage Corp., 0.000% to 9.000%, due 10/01/21 to 05/01/51,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 09/15/29 to 07/15/32, Federal National Mortgage
Association, 0.240% to 8.500%, due 06/22/21 to 08/01/51,
Government National Mortgage Association, 1.500% to
10.500%, due 08/15/21 to 04/20/51, Tennessee Valley
Authority, 0.000% to 7.125%, due 08/15/22 to 09/15/65, U.S.
Treasury Bills, 0.000%, due 10/07/21 to 11/26/21, U.S.
Treasury Bonds, 1.125% to 8.000%, due 11/15/21 to 05/15/51,
U.S. Treasury Inflation-Indexed Bonds, 0.250% to 3.875%, due
01/15/27 to 02/15/50, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.875%, due 07/15/21 to 01/15/30 and U.S. Treasury
Notes, 0.125% to 2.875%, due 08/31/21 to 11/15/30. The
aggregate market value of the collateral, including accrued
interest, was $1,020,000,004.

Credit Agricole Corporate and Investment Bank
150,000,000	—		06/01/21	150,000,000
Maturity Value: $150,000,000

Collateralized by U.S. Treasury Bonds, 1.875% to 2.875%, due
02/15/41 to 11/15/46 and U.S. Treasury Inflation-Indexed
Bonds, 0.750% to 3.875%, due 01/15/27 to 02/15/47. The
aggregate market value of the collateral, including accrued
interest, was $153,000,033.

Daiwa Capital Markets America Inc.
46,139,705	0.005		06/01/21	46,139,705
Maturity Value: $46,139,731
Collateralized by a U.S. Treasury Bond, 2.000%, due 02/15/50. The market value of the collateral, including accrued interest, was $47,062,499.
58,707,107	0.005		06/01/21	58,707,107
Maturity Value: $58,707,140
Collateralized by a U.S. Treasury Note, 2.750%, due 02/28/25. The market value of the collateral, including accrued interest, was $59,881,249.
60,171,568	0.005		06/01/21	60,171,568
Maturity Value: $60,171,601
Collateralized by a U.S. Treasury Bond, 3.375%, due 11/15/48. The market value of the collateral, including accrued interest, was $61,374,999.
62,573,528	0.005		06/01/21	62,573,528
Maturity Value: $62,573,563
Collateralized by a U.S. Treasury Note, 2.250%, due 11/15/24. The market value of the collateral, including accrued interest, was $63,824,999.
74,219,056	0.005		06/01/21	74,219,056
Maturity Value: $74,219,097
Collateralized by a U.S. Treasury Note, 0.250%, due 10/31/25. The market value of the collateral, including accrued interest, was $75,703,437.

Repurchase Agreements(c) – (continued)
Daiwa Capital Markets America Inc. – (continued)
93,137,254	0.005%		06/01/21	93,137,254
Maturity Value: $93,137,306
Collateralized by a U.S. Treasury Note, 0.125%, due 11/30/22. The market value of the collateral, including accrued interest, was $94,999,999.
94,892,034	0.005		06/01/21	94,892,034
Maturity Value: $94,892,087
Collateralized by a U.S. Treasury Bond, 3.125%, due 05/15/48. The market value of the collateral, including accrued interest, was $96,789,875.
106,624,998	0.005		06/01/21	106,624,998
Maturity Value: $106,625,057
Collateralized by a U.S. Treasury Note, 2.500%, due 05/15/24. The market value of the collateral, including accrued interest, was $108,757,498.
111,147,874	0.005		06/01/21	111,147,874
Maturity Value: $111,147,936
Collateralized by a U.S. Treasury Note, 1.500%, due 11/30/24. The market value of the collateral, including accrued interest, was $113,370,831.
146,323,527	0.005		06/01/21	146,323,527
Maturity Value: $146,323,608
Collateralized by a U.S. Treasury Bond, 2.250%, due 08/15/49. The market value of the collateral, including accrued interest, was $149,249,998.
148,719,925	0.005		06/01/21	148,719,925
Maturity Value: $148,720,008
Collateralized by a U.S. Treasury Note, 2.250%, due 02/15/27. The market value of the collateral, including accrued interest, was $151,694,324.
172,941,174	0.005		06/01/21	172,941,174
Maturity Value: $172,941,270
Collateralized by a U.S. Treasury Bond, 3.625%, due 02/15/44. The market value of the collateral, including accrued interest, was $176,399,997.
178,017,646	0.005		06/01/21	178,017,646
Maturity Value: $178,017,745
Collateralized by a U.S. Treasury Note, 2.000%, due 05/31/24. The market value of the collateral, including accrued interest, was $181,577,999.
191,299,017	0.005		06/01/21	191,299,017
Maturity Value: $191,299,123
Collateralized by a U.S. Treasury Bond, 2.875%, due 11/15/46. The market value of the collateral, including accrued interest, was $195,124,997.
257,181,192	0.005		06/01/21	257,181,192
Maturity Value: $257,181,335
Collateralized by a U.S. Treasury Note, 0.125%, due 06/30/22. The market value of the collateral, including accrued interest, was $262,324,816.
339,816,173	0.005		06/01/21	339,816,173
Maturity Value: $339,816,362
Collateralized by a U.S. Treasury Bond, 7.625%, due 02/15/25. The market value of the collateral, including accrued interest, was $346,612,496.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Daiwa Capital Markets America Inc. – (continued)
$758,088,222	0.005%		06/01/21	$758,088,222
Maturity Value: $758,088,643
Collateralized by a U.S. Treasury Floating Rate Note, 0.049%, due 04/30/23. The market value of the collateral, including accrued interest, was $773,249,986.
1,000,000,000	0.010		06/01/21	1,000,000,000
Maturity Value: $1,000,001,111

Collateralized by Federal Farm Credit Bank, 0.015% to 2.520%,
due 05/26/22 to 04/13/46, Federal Home Loan Mortgage Corp.,
1.500% to 4.000%, due 03/01/36 to 06/01/51, Federal National
Mortgage Association, 1.500% to 6.500%, due 03/01/22 to
06/01/51, Government National Mortgage Association, 2.000%
to 5.000%, due 09/15/33 to 05/20/51, U.S. Treasury Bills,
0.000%, due 07/01/21 to 05/19/22, U.S. Treasury Bonds,
1.875% to 8.000%, due 11/15/21 to 02/15/51, a U.S. Treasury
Floating Rate Note, 0.235%, due 07/31/21, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.500%, due 04/15/24 to
04/15/26, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 02/15/23 to 05/15/23 and U.S. Treasury Notes,
0.125% to 2.875%, due 06/30/21 to 11/15/30. The aggregate
market value of the collateral, including accrued interest, was
$1,023,728,754.

Deutsche Bank Securities Inc.
1,500,000,000	0.005		06/01/21	1,500,000,000
Maturity Value: $1,500,000,833

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
5.500%, due 10/01/29 to 06/01/51 and U.S. Treasury Notes,
0.500% to 3.125%, due 11/30/21 to 11/15/28. The aggregate
market value of the collateral, including accrued interest, was
$1,537,139,627.

Federal Reserve Bank of New York
48,000,000,000	—		06/01/21	48,000,000,000
Maturity Value: $48,000,000,000

Collateralized by a U.S. Treasury Bond, 3.125%, due 02/15/43
and U.S. Treasury Notes, 0.500% to 3.000%, due 10/31/23 to
02/15/30. The aggregate market value of the collateral,
including accrued interest, was $48,000,000,051.

Fixed Income Clearing Corp.
265,000,000	0.003		06/01/21	265,000,000
Maturity Value: $265,000,074
Collateralized by U.S. Treasury Notes, 0.125% to 2.750%, due 01/31/23 to 07/31/23. The aggregate market value of the collateral, including accrued interest, was $270,300,022.
3,300,000,000	0.005		06/01/21	3,300,000,000
Maturity Value: $3,300,001,833
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/23 to 01/15/28. The aggregate market value of the collateral, including accrued interest, was $3,366,000,021.

Repurchase Agreements(c) – (continued)
HSBC Bank PLC
100,000,000	0.010		06/01/21	100,000,000
Maturity Value: $100,000,111

Collateralized by U.S. Treasury Bonds, 2.875% to 4.250%, due
05/15/39 to 11/15/48, a U.S. Treasury Inflation-Indexed Bond,
1.000%, due 02/15/46, a U.S. Treasury Inflation-Indexed Note,
0.250%, due 07/15/29 and U.S. Treasury Notes, 0.125% to
2.250%, due 05/15/22 to 02/15/27. The aggregate market value of the collateral, including accrued interest, was $102,000,165.

HSBC Bank PLC (Overnight MBS + 0.01%)
1,250,000,000	0.020	(a)	06/04/21	1,250,000,000
Maturity Value: $1,250,160,430
Settlement Date: 10/21/20

Collateralized by Federal Farm Credit Bank, 1.850% to 4.350%,
due 07/26/24 to 11/27/43, Federal Home Loan Bank, 2.500% to
4.080%, due 12/10/21 to 05/25/33, Federal Home Loan
Mortgage Corp., 0.000% to 6.250%, due 11/15/28 to 07/13/40,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 07/15/21 to 07/15/31, Federal National Mortgage
Association, 0.000% to 6.625%, due 01/11/22 to 03/17/31,
Federal National Mortgage Association Stripped Securities,
0.000%, due 11/15/21 to 01/15/37, Tennessee Valley
Authority, 0.000% to 4.250%, due 03/15/34 to 09/15/65, U.S.
Treasury Bonds, 1.125% to 7.625%, due 11/15/22 to 08/15/40,
U.S. Treasury Inflation-Indexed Bonds, 1.000% to 3.625%, due
04/15/28 to 02/15/46, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 11/15/21 to 02/15/42, U.S. Treasury
Notes, 1.375% to 2.000%, due 05/31/22 to 08/15/29 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
11/15/24 to 02/15/51. The aggregate market value of the
collateral, including accrued interest, was $1,275,002,831.

HSBC Bank PLC (Overnight Treasury + 0.02%)
350,000,000	0.030		06/03/21	350,000,000
Maturity Value: $350,050,456
Settlement Date: 12/18/20

Collateralized by U.S. Treasury Bonds, 2.250% to 4.500%, due
05/15/38 to 11/15/49, a U.S. Treasury Inflation-Indexed Bond,
1.000%, due 02/15/46, a U.S. Treasury Inflation-Indexed Note,
0.250%, due 07/15/29 and U.S. Treasury Notes, 0.125% to
2.875%, due 06/30/21 to 05/15/30. The aggregate market value of the collateral, including accrued interest, was $357,001,213.

400,000,000	0.030		06/04/21	400,000,000
Maturity Value: $400,049,665
Settlement Date: 01/11/21

Shared collateral consisting of U.S. Treasury Bonds, 2.250% to
4.750%, due 02/15/37 to 08/15/49, a U.S. Treasury Floating
Rate Note, 0.064%, due 01/31/23, a U.S. Treasury Inflation-
Indexed Bond, 1.000%, due 02/15/46, U.S. Treasury Inflation-
Indexed Notes, 0.125% to 0.750%, due 07/15/28 to 07/15/30
and U.S. Treasury Notes, 0.125% to 3.125%, due 04/15/22 to
02/15/29. The aggregate market value of the collateral,
including accrued interest, was $816,002,843.

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
HSBC Bank PLC (Overnight Treasury + 0.02%) – (continued)
$400,000,000	0.030%	06/04/21	$400,000,000
Maturity Value: $400,046,665
Settlement Date: 01/20/21

Shared collateral consisting of U.S. Treasury Bonds, 2.250% to
4.750%, due 02/15/37 to 08/15/49, a U.S. Treasury Floating
Rate Note, 0.064%, due 01/31/23, a U.S. Treasury Inflation-
Indexed Bond, 1.000%, due 02/15/46, U.S. Treasury Inflation-
Indexed Notes, 0.125% to 0.750%, due 07/15/28 to 07/15/30
and U.S. Treasury Notes, 0.125% to 3.125%, due 04/15/22 to
02/15/29. The aggregate market value of the collateral,
including accrued interest, was $816,002,843.

900,000,000	0.030	06/04/21	900,000,000
Maturity Value: $900,131,995
Settlement Date: 12/15/20

Collateralized by U.S. Treasury Bonds, 2.250% to 4.500%, due
05/15/38 to 08/15/49, a U.S. Treasury Inflation-Indexed Bond,
1.000%, due 02/15/46, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.750%, due 07/15/28 to 07/15/30 and U.S. Treasury
Notes, 0.125% to 3.125%, due 06/30/21 to 02/15/29. The
aggregate market value of the collateral, including accrued
interest, was $918,003,103.

1,000,000,000	0.030	06/04/21	1,000,000,000
Maturity Value: $1,000,146,661
Settlement Date: 12/15/20

Collateralized by U.S. Treasury Bonds, 2.500% to 4.500%, due
05/15/38 to 05/15/49, a U.S. Treasury Floating Rate Note,
0.064%, due 01/31/23, U.S. Treasury Inflation-Indexed Notes,
0.250% to 0.375%, due 07/15/25 to 07/15/29 and U.S. Treasury
Notes, 0.125% to 3.125%, due 09/30/21 to 02/15/29. The
aggregate market value of the collateral, including accrued
interest, was $1,020,003,425.

1,025,000,000	0.030	06/04/21	1,025,000,000
Maturity Value: $1,025,151,181
Settlement Date: 12/14/20

Collateralized by U.S. Treasury Bonds, 1.125% to 4.750%, due
02/15/37 to 05/15/50, U.S. Treasury Floating Rate Notes,
0.064% to 0.070%, due 07/31/22 to 01/31/23, a U.S. Treasury
Inflation-Indexed Bond, 2.375%, due 01/15/25, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.375%, due 07/15/25 to
07/15/30 and U.S. Treasury Notes, 0.125% to 3.125%, due
06/30/21 to 02/15/30. The aggregate market value of the
collateral, including accrued interest, was $1,045,503,556.

HSBC Securities (Usa) Inc.
100,000,000	0.010	06/01/21	100,000,000
Maturity Value: $100,000,111

Collateralized by Federal Home Loan Mortgage Corp., 2.220% to
4.500%, due 12/01/25 to 07/13/40 and U.S. Treasury Bonds,
3.375% to 8.000%, due 11/15/21 to 05/15/44. The aggregate
market value of the collateral, including accrued interest, was
$102,000,113.

Repurchase Agreements(c) – (continued)
J.P. Morgan Securities LLC
450,000,000	0.005	06/01/21	450,000,000
Maturity Value: $450,000,250

Collateralized by U.S. Treasury Bills, 0.000%, due 07/13/21 to
09/16/21, a U.S. Treasury Bond, 6.000%, due 02/15/26, a U.S.
Treasury Floating Rate Note, 0.315%, due 10/31/21, U.S.
Treasury Notes, 1.125% to 2.750%, due 08/15/21 to 01/31/25
and U.S. Treasury Principal-Only Stripped Securities, 0.000%,
due 08/15/21 to 11/30/21. The aggregate market value of the
collateral, including accrued interest, was $459,000,348.

800,000,000	0.005	06/01/21	800,000,000
Maturity Value: $800,000,444

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/08/21, a
U.S. Treasury Bond, 7.250%, due 08/15/22, a U.S. Treasury
Inflation-Indexed Note, 0.625%, due 07/15/21, U.S. Treasury
Notes, 0.375% to 2.750%, due 01/15/22 to 07/31/23 and a U.S.
Treasury Principal-Only Stripped Security, 0.000%, due
11/15/22. The aggregate market value of the collateral,
including accrued interest, was $816,000,507.

600,000,000	0.010	06/01/21	600,000,000
Maturity Value: $600,000,667

Collateralized by Federal Farm Credit Bank, 1.600% to 5.200%,
due 02/06/26 to 12/19/36, Federal Home Loan Mortgage Corp.,
3.500%, due 08/01/26 to 03/01/48 and Federal National
Mortgage Association, 2.000% to 4.000%, due 05/01/36 to
05/01/51. The aggregate market value of the collateral,
including accrued interest, was $617,194,339.

Joint Account I
1,000,000,000	0.005	06/01/21	1,000,000,000
Maturity Value: $1,000,000,574
Joint Account III
1,875,400,000	0.013	06/01/21	1,875,400,000
Maturity Value: $1,875,402,605

Mizuho Securities Usa LLC
100,000,000	0.010	06/01/21	100,000,000
Maturity Value: $100,000,111
Collateralized by U.S. Treasury Notes, 0.125% to 2.750%, due 11/30/21 to 05/15/26. The aggregate market value of the collateral, including accrued interest, was $102,000,034.

MUFG Securities Americas Inc.
8,000,000	0.005	06/01/21	8,000,000
Maturity Value: $8,000,004

Collateralized by U.S. Treasury Bonds, 2.500% to 4.375%, due
05/15/40 to 11/15/47, a U.S. Treasury Inflation-Indexed Note,
0.625%, due 01/15/26 and U.S. Treasury Notes, 0.125% to
0.250%, due 01/15/24 to 08/31/25. The aggregate market value of the collateral, including accrued interest, was $8,159,999.

1,300,000,000	0.005	06/01/21	1,300,000,000
Maturity Value: $1,300,000,722

Collateralized by Government National Mortgage Association,
1.500% to 7.500%, due 05/20/24 to 05/20/51 and a U.S.
Treasury Principal-Only Stripped Security, 0.000%, due
05/15/49. The aggregate market value of the collateral,
including accrued interest, was $1,337,566,571.

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
MUFG Securities Americas Inc. – (continued)
$250,000,000	0.090%		06/15/21	$250,000,000
Maturity Value: $250,057,500
Settlement Date: 03/15/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
5.000%, due 08/01/35 to 06/01/51 and Federal National
Mortgage Association, 2.000% to 4.500%, due 06/01/27 to
04/01/51. The aggregate market value of the collateral,
including accrued interest, was $257,499,999.

MUFG Securities Americas Inc. (Overnight Treasury + 0.01%)
400,000,000	0.015		06/04/21	400,000,000
Maturity Value: $400,019,502
Settlement Date: 02/12/21

Collateralized by U.S. Treasury Bonds, 1.125% to 4.750%, due
02/15/39 to 08/15/50, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/44 to 08/15/44, U.S. Treasury
Notes, 0.125% to 1.750%, due 01/31/23 to 02/15/30 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
08/15/39 to 11/15/39. The aggregate market value of the
collateral, including accrued interest, was $408,000,002.

420,000,000	0.015		06/04/21	420,000,000
Maturity Value: $420,015,576
Settlement Date: 03/12/21

Collateralized by U.S. Treasury Bonds, 1.625% to 4.250%, due
11/15/40 to 11/15/50, a U.S. Treasury Inflation-Indexed Bond,
0.625%, due 02/15/43, a U.S. Treasury Inflation-Indexed Note,
0.125%, due 07/15/30, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 08/15/21 to 11/15/38, U.S. Treasury
Notes, 0.125% to 2.250%, due 07/31/22 to 08/15/27 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
11/15/47 to 05/15/49. The aggregate market value of the
collateral, including accrued interest, was $428,399,999.

MUFG Securities Americas, Inc.
250,000,000	0.130		06/30/21	250,000,000
Maturity Value: $250,150,764
Settlement Date: 01/14/21

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
4.500%, due 08/01/34 to 06/01/51 and Federal National
Mortgage Association, 2.000% to 5.500%, due 12/01/26 to
05/01/51. The aggregate market value of the collateral,
including accrued interest, was $257,500,002.

MUFG Securities Americas, Inc. (Overnight MBS + 0.08%)
250,000,000	0.085	(a)	07/02/21	250,000,000
Maturity Value: $250,561,942
Settlement Date: 11/28/18

Shared collateral consisting of Federal Home Loan Mortgage
Corp., 2.000% to 4.500%, due 04/01/31 to 06/01/51 and
Federal National Mortgage Association, 2.000% to 6.000%,
due 01/01/24 to 06/01/51. The aggregate market value of the
collateral, including accrued interest, was $515,000,000.

Repurchase Agreements(c) – (continued)
MUFG Securities Americas, Inc. (Overnight MBS + 0.08%) – (continued)
250,000,000	0.085	%(a)	07/02/21	250,000,000
Maturity Value: $250,486,387
Settlement Date: 04/05/19

Shared collateral consisting of Federal Home Loan Mortgage
Corp., 2.000% to 4.500%, due 04/01/31 to 06/01/51 and
Federal National Mortgage Association, 2.000% to 6.000%,
due 01/01/24 to 06/01/51. The aggregate market value of the
collateral, including accrued interest, was $515,000,000.

MUFG Securities Americas, Inc. (SOFR + 0.04%)
250,000,000	0.050	(a)	07/02/21	250,000,000
Maturity Value: $250,080,903
Settlement Date: 11/16/20

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 09/01/34 to 06/01/51 and Federal National
Mortgage Association, 2.000% to 5.000%, due 01/01/34 to
06/01/51. The aggregate market value of the collateral,
including accrued interest, was $257,499,997.

Nomura Securities International, Inc.
2,500,000,000	0.010		06/01/21	2,500,000,000
Maturity Value: $2,500,002,778

Collateralized by Federal Farm Credit Bank, 0.040% to 3.470%,
due 01/18/22 to 03/26/37,Federal Home Loan Bank, 0.000% to
4.170%, due 07/23/21 to 06/29/40,Federal Home Loan
Mortgage Corp., 0.000% to 6.250%, due 06/02/22 to
07/15/32,Federal Home Loan Mortgage Corp. Stripped
Securities, 0.000%, due 07/15/27 to 09/15/29, Federal National
Mortgage Association, 0.375% to 7.125%, due 09/06/22 to
11/15/30, Federal National Mortgage Association Stripped
Securities, 0.000%, due 09/23/27 to 05/15/30, Tennessee
Valley Authority, 0.000% to 5.880%, due 09/15/24 to 09/15/60,
U.S. Treasury Bills, 0.000%, due 07/27/21 to 08/31/21, U.S.
Treasury Bonds, 2.250% to 3.625%, due 02/15/44 to 08/15/49,
a U.S. Treasury Floating Rate Note, 0.235%, due 07/31/21,
U.S. Treasury Inflation-Indexed Bonds, 0.250% to 3.875%, due
04/15/29 to 02/15/50, a U.S. Treasury Inflation-Indexed Note,
0.125%, due 10/15/25, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 08/15/21 to 02/15/43, U.S. Treasury
Notes, 0.625% to 2.250%, due 05/31/21 to 08/15/30 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
05/15/41 to 02/15/44. The aggregate market value of the
collateral, including accrued interest, was $2,550,000,097.

Norinchukin Bank (The)
670,000,000	0.040		06/02/21	670,000,000
Maturity Value: $670,019,356
Settlement Date: 05/07/21

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29
and U.S. Treasury Notes, 0.625% to 2.000%, due 06/30/24 to
08/15/30. The aggregate market value of the collateral,
including accrued interest, was $683,400,036.

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Northwestern Mutual Life Insurance Company
$491,100,000	0.030%	06/01/21	$491,100,000
Maturity Value: $491,101,637
Collateralized by a U.S. Treasury Bond, 6.375%, due 08/15/27. The market value of the collateral, including accrued interest, was $500,922,000.

Prudential Insurance Company of America (The)
4,160,000	0.030	06/01/21	4,160,000
Maturity Value: $4,160,014
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/39. The market value of the collateral, including accrued interest, was $4,243,200.
5,586,250	0.030	06/01/21	5,586,250
Maturity Value: $5,586,269
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/37. The market value of the collateral, including accrued interest, was $5,697,975.
6,580,000	0.030	06/01/21	6,580,000
Maturity Value: $6,580,022
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/31. The market value of the collateral, including accrued interest, was $6,711,600.
8,437,500	0.030	06/01/21	8,437,500
Maturity Value: $8,437,528
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/26. The market value of the collateral, including accrued interest, was $8,606,250.
13,125,000	0.030	06/01/21	13,125,000
Maturity Value: $13,125,044
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $13,387,500.
15,437,500	0.030	06/01/21	15,437,500
Maturity Value: $15,437,551
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $15,746,250.
19,093,750	0.030	06/01/21	19,093,750
Maturity Value: $19,093,814
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/33. The market value of the collateral, including accrued interest, was $19,475,625.
19,336,250	0.030	06/01/21	19,336,250
Maturity Value: $19,336,314
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/41. The market value of the collateral, including accrued interest, was $19,722,975.
19,625,000	0.030	06/01/21	19,625,000
Maturity Value: $19,625,065
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/32. The market value of the collateral, including accrued interest, was $20,017,500.

Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The) – (continued)
21,945,000	0.030	06/01/21	21,945,000
Maturity Value: $21,945,073
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $22,383,900.
22,087,500	0.030	06/01/21	22,087,500
Maturity Value: $22,087,574
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The market value of the collateral, including accrued interest, was $22,529,250.
23,275,000	0.030	06/01/21	23,275,000
Maturity Value: $23,275,078
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $23,740,500.
25,638,750	0.030	06/01/21	25,638,750
Maturity Value: $25,638,835
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/43. The market value of the collateral, including accrued interest, was $26,151,525.
28,025,000	0.030	06/01/21	28,025,000
Maturity Value: $28,025,093
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/35. The market value of the collateral, including accrued interest, was $28,585,500.
29,250,000	0.030	06/01/21	29,250,000
Maturity Value: $29,250,098
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $29,835,000.
31,725,000	0.030	06/01/21	31,725,000
Maturity Value: $31,725,106
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/36. The market value of the collateral, including accrued interest, was $32,359,500.
32,970,000	0.030	06/01/21	32,970,000
Maturity Value: $32,970,110
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/43. The market value of the collateral, including accrued interest, was $33,629,400.
48,600,000	0.030	06/01/21	48,600,000
Maturity Value: $48,600,162
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/47. The market value of the collateral, including accrued interest, was $49,572,000.
53,437,500	0.030	06/01/21	53,437,500
Maturity Value: $53,437,678
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $54,506,250.
79,312,500	0.030	06/01/21	79,312,500
Maturity Value: $79,312,764
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/47. The market value of the collateral, including accrued interest, was $80,898,750.

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The) – (continued)
$90,375,000	0.030%		06/01/21	$90,375,000
Maturity Value: $90,375,301
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/41. The market value of the collateral, including accrued interest, was $92,182,500.
103,000,000	0.030		06/01/21	103,000,000
Maturity Value: $103,000,343
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $105,060,000.
110,125,000	0.030		06/01/21	110,125,000
Maturity Value: $110,125,367
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $112,327,500.
137,062,500	0.030		06/01/21	137,062,500
Maturity Value: $137,062,957
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/27. The market value of the collateral, including accrued interest, was $139,803,750.

Royal Bank of Canada
240,000,000	0.070	(d)	06/07/21	240,000,000
Maturity Value: $240,084,465
Settlement Date: 03/02/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 05/01/36 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.000%, due 09/01/40 to 01/01/58 and
Government National Mortgage Association, 3.000% to
4.500%, due 10/20/49 to 05/20/51. The aggregate market value of the collateral, including accrued interest, was $244,799,997.

953,500,000	0.070	(d)	06/07/21	953,500,000
Maturity Value: $953,837,425
Settlement Date: 02/08/21

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
6.500%, due 01/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 6.000%, due 12/01/24 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $972,570,001.

953,500,000	0.070	(d)	06/07/21	953,500,000
Maturity Value: $953,835,571
Settlement Date: 02/09/21

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
6.500%, due 05/01/27 to 05/01/51, Federal National Mortgage
Association, 1.000% to 6.500%, due 07/01/23 to 06/01/60 and
Government National Mortgage Association, 3.500%, due
03/20/50. The aggregate market value of the collateral,
including accrued interest, was $972,569,994.

Repurchase Agreements(c) – (continued)
Royal Bank of Canada – (continued)
1,525,000,000	0.070	%(d)	06/07/21	1,525,000,000
Maturity Value: $1,525,530,773
Settlement Date: 02/11/21

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
6.423%, due 08/01/28 to 05/01/51, Federal National Mortgage
Association, 1.000% to 7.500%, due 05/01/26 to 08/01/59 and
Government National Mortgage Association, 3.500% to
4.500%, due 10/20/49 to 03/20/50. The aggregate market value of the collateral, including accrued interest, was
$1,555,500,004.

3,483,000,000	0.070	(d)	06/07/21	3,483,000,000
Maturity Value: $3,484,219,022
Settlement Date: 02/11/21

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
7.000%, due 11/01/25 to 05/01/51, Federal National Mortgage
Association, 1.500% to 8.500%, due 05/01/23 to 06/01/60 and
Government National Mortgage Association, 3.000% to
4.500%, due 06/20/48 to 05/20/51. The aggregate market value of the collateral, including accrued interest, was
$3,552,660,005.

Scotia Capital (USA) Inc.
200,000,000	0.010		06/01/21	200,000,000
Maturity Value: $200,000,222

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.000%, due 11/01/34 to 06/01/51, Federal National Mortgage
Association, 2.000% to 6.500%, due 08/01/24 to 10/01/50,
Government National Mortgage Association, 3.000% to
6.500%, due 03/15/33 to 04/20/51 and U.S. Treasury Notes,
0.250% to 2.500%, due 01/31/24 to 05/15/27. The aggregate
market value of the collateral, including accrued interest, was
$205,238,669.

Sumitomo Mitsui Banking Corporation
200,000,000	0.010		06/01/21	200,000,000
Maturity Value: $200,000,222
Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 05/01/49 to 09/01/49. The aggregate market value of the collateral, including accrued interest, was $206,000,229.
2,000,000,000	0.010		06/01/21	2,000,000,000
Maturity Value: $2,000,002,222
Collateralized by U.S. Treasury Notes, 0.500% to 2.875%, due 05/31/22 to 02/28/26. The aggregate market value of the collateral, including accrued interest, was $2,040,002,297.

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Wells Fargo Securities, LLC
$350,000,000	—%	06/01/21	$350,000,000
Maturity Value: $350,000,000

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.250%
to 2.125%, due 02/15/41 to 02/15/50 and U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.750%, due 07/15/21 to
01/15/31. The aggregate market value of the collateral,
including accrued interest, was $357,000,048.

TOTAL REPURCHASE AGREEMENTS			$105,626,610,000

TOTAL INVESTMENTS – 100.6%			$204,707,066,906

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(1,167,284,345)

NET ASSETS – 100.0%			$203,539,782,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2021.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2021. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
LIBOR	—London Interbank Offered Rates
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Paper and Corporate Obligations – 38.3%
Agricultural Bank of China Ltd.
$6,398,000	0.208%	08/24/21	$6,395,044
Albion Capital LLC
50,000,000	0.101	06/04/21	49,999,222
4,251,000	0.183	07/27/21	4,250,079
Antalis
10,000,000	0.172	08/04/21	9,997,582
6,588,000	0.172	08/11/21	6,586,147
8,420,000	0.172	08/12/21	8,417,583
Apple Inc.
20,000,000	0.030	06/17/21	19,999,667
Banco Santander, S.A.
1,500,000	0.056	07/02/21	1,499,894
Barclays Bank UK PLC
6,000,000	0.152	07/26/21	5,998,820
Barclays US CCP Funding LLC
16,000,000	0.106	06/14/21	15,999,539
2,463,000	0.172	08/03/21	2,462,289
4,642,000	0.172	08/04/21	4,640,641
18,000,000	0.157	08/13/21	17,993,802
Barton Capital S.A.
19,000,000	0.152	07/06/21	18,998,230
BNP Paribas
30,000,000	0.020	06/01/21	29,999,867
10,000,000	0.152	07/12/21	9,999,063
19,000,000	0.152	07/13/21	18,998,179
BNZ International Funding Ltd.
25,000,000	0.142	07/27/21	24,997,500
Cancara Asset Securitisation LLC
2,500,000	0.147	07/14/21	2,499,703
Chariot Funding LLC
35,500,000	0.132	06/11/21	35,499,172
10,400,000	0.091	07/02/21	10,399,363
Chesham Finance Ltd. – Series II
55,000,000	0.132	06/01/21	54,999,633
Chesham Finance Ltd. – Series III
20,000,000	0.061	06/01/21	19,999,867
Chesham Finance Ltd. – Series V
15,000,000	0.061	06/01/21	14,999,900
China Construction Bank Corp.
5,661,000	0.243	06/23/21	5,660,518
Citigroup Global Markets Inc.
19,227,000	0.132	08/02/21	19,224,110
CNPC Finance (HK) Ltd.
58,000,000	0.264	06/01/21	57,999,678
Collateralized Commercial Paper V Co., LLC
21,872,000	0.183	06/21/21	21,871,373
16,586,000	0.152	07/16/21	16,584,577
Columbia Funding Company, LLC
20,000,000	0.162	07/20/21	19,996,408
Cooeperatieve Rabobank U.A.
55,000,000	0.030	06/01/21	54,999,694
DBS Bank Ltd.
10,826,000	0.142	07/01/21	10,825,253
11,399,000	0.147	07/09/21	11,397,963
Dexia Credit Local
17,789,000	0.157	06/15/21	17,788,448

Commercial Paper and Corporate Obligations – (continued)
Dexia Credit Local – (continued)
15,000,000	0.142	07/16/21	14,998,367
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, Frankfurt Am Main
80,000,000	0.020	06/01/21	79,999,555
Federation des Caisses Desjardins du Quebec
5,000,000	0.147	07/02/21	4,999,645
15,000,000	0.101	07/12/21	14,998,500
Federation Des Caisses Desjardins Du Quebec
30,000,000	0.066	06/18/21	29,999,055
First Abu Dhabi Bank P.J.S.C.
23,824,000	0.162	08/02/21	23,820,419
20,000,000	0.152	08/19/21	19,995,942
FMS Wertmanagement
18,511,000	0.142	06/15/21	18,510,611
10,000,000	0.157	06/28/21	9,999,561
6,904,000	0.147	07/08/21	6,903,552
Industrial & Commercial Bank of China Ltd.-New York Branch
7,317,000	0.243	06/15/21	7,316,671
4,099,000	0.243	06/22/21	4,098,726
ING (United States) Funding LLC
25,000,000	0.142	07/02/21	24,998,055
Ionic Capital II Trust
13,718,000	0.183	06/09/21	13,717,698
19,000,000	0.183	07/01/21	18,998,511
KfW
10,000,000	0.147	06/01/21	9,999,956
Liberty Street Funding LLC
5,000,000	0.132	08/05/21	4,998,984
LMA-Americas LLC
5,000,000	0.152	06/09/21	4,999,890
5,200,000	0.152	07/02/21	5,199,580
13,000,000	0.071	07/16/21	12,998,355
Macquarie Bank Ltd.
10,000,000	0.152	07/16/21	9,998,503
Matchpoint Finance PLC
8,338,000	0.152	07/06/21	8,337,223
Mizuho Bank, Ltd.-Singapore Branch
37,000,000	0.157	07/26/21	36,993,390
Nationwide Building Society
20,000,000	0.066	06/09/21	19,999,627
15,000,000	0.061	07/02/21	14,998,935
Natixis-New York Branch
35,000,000	0.020	06/01/21	34,999,782
Nederlandse Waterschapsbank N.V.
25,000,000	0.056	06/25/21	24,998,425
21,754,000	0.051	06/28/21	21,752,483
15,000,000	0.051	06/29/21	14,998,893
Nieuw Amsterdam Receivables Corp.
15,000,000	0.132	08/02/21	14,997,415
NRW.Bank
30,000,000	0.041	06/21/21	29,998,940
35,000,000	0.071	07/29/21	34,995,720
Salisbury Receivables Company LLC
10,391,000	0.162	06/11/21	10,390,761
Sheffield Receivables Company LLC
10,000,000	0.142	08/02/21	9,998,093

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Skandinaviska Enskilda Banken AB (Publ)
$40,000,000	0.091%		08/25/21	$39,990,111
Societe Generale
14,500,000	0.162		06/28/21	14,498,637
15,000,000	0.106		08/24/21	14,996,370
Starbird Funding Corporation
13,750,000	0.162		07/01/21	13,748,922
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
30,000,000	0.091		08/31/21	29,992,479
Versailles Commercial Paper LLC
18,511,000	0.172		06/10/21	18,510,686
25,000,000	0.162		07/01/21	24,998,040
Victory Receivables Corp.
13,100,000	0.152		07/07/21	13,098,734
20,000,000	0.142		07/27/21	19,997,000
13,000,000	0.091		08/25/21	12,996,786

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $1,453,787,041)				$1,453,816,396

Certificate of Deposit – 0.8%
National Bank of Kuwait S.A.K.P
$30,000,000	0.070%		06/03/21	$29,999,950
(Cost $30,000,000)

Certificates of Deposit-Yankeedollar – 4.0%
National Bank of Kuwait S.A.K.P
$10,387,000	0.320%		06/09/21	$10,387,779
6,682,000	0.320		06/25/21	6,682,914
10,000,000	0.300		07/08/21	10,001,502
5,754,000	0.200		07/26/21	5,754,019
15,000,000	0.290		08/20/21	15,001,189
Norinchukin Bank (The)
25,100,000	0.070		07/02/21	25,099,463
30,000,000	0.170		07/06/21	30,002,501
Sumitomo Mitsui Banking Corp.
35,000,000	0.080		06/14/21	35,000,347
Sumitomo Mitsui Trust Bank, Ltd.
14,500,000	0.150		07/16/21	14,501,322

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $152,423,000)				$152,431,036

Medium Term Note – 0.4%
Asian Development Bank
$15,000,000	0.380%		06/16/21	$15,001,670
(Cost $15,001,935)

Time Deposits – 25.3%
Banco Santander, S.A.
$120,000,000	0.050		06/01/21	$120,000,266
Canadian Imperial Bank of Commerce
50,000,000	0.030		06/01/21	50,000,000
Credit Agricole Corporate and Investment Bank
120,000,000	0.030		06/01/21	120,000,000
Credit Industriel et Commercial
100,000,000	0.080		06/01/21	100,000,555
DNB Bank ASA
62,000,000	0.010		06/01/21	62,000,000
Erste Group Bank AG-New York Branch
120,000,000	0.050		06/01/21	120,000,266
Nordea Bank ABP
120,000,000	0.020		06/01/21	119,999,866
Skandinaviska Enskilda Banken AB (Publ)
100,000,000	0.020		06/01/21	100,000,000
Svenska Handelsbanken AB
120,000,000	0.020		06/01/21	119,999,866
Swedbank AB
50,000,000	0.010		06/01/21	49,999,889

TOTAL TIME DEPOSITS
(Cost $962,000,000)				$962,000,708

U.S. Government Agency Obligations – 0.6%
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
$8,500,000	0.090	%(a)	06/07/21	$8,500,000
10,000,000	0.100	(a)	06/07/21	10,000,000
2,000,000	0.090	(a)	08/13/27	2,000,000
U.S. International Development Finance Corp.
2,200,000	0.008	(a)	06/07/21	2,200,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,700,000)				$22,700,000

U.S. Treasury Obligations – 7.3%
United States Treasury Bills
$79,576,000	0.005	%(b)	07/27/21	$79,575,381
30,000,000	0.071		08/05/21	29,999,296
55,000,000	0.061		08/19/21	54,998,431
United States Treasury Floating Rate Note
17,000,000	0.069	(a)	01/31/23	17,006,277
70,300,000	0.054	(a)	04/30/23	70,302,072
United States Treasury Notes
1,190,000	1.125		06/30/21	1,191,050
10,960,000	2.625		07/15/21	10,994,659
2,500,000	1.125		07/31/21	2,504,566
4,300,000	2.125		08/15/21	4,318,724
4,700,000	1.125		08/31/21	4,712,806
1,200,000	1.500		08/31/21	1,204,382
2,300,000	2.000		08/31/21	2,311,243

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $279,102,081)				$279,118,887

The accompanying notes are an integral part of these financial statements.	21

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Municipal Debt Obligations(c) – 8.7%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$18,600,000	0.140%		12/01/47	$18,600,000
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
45,800,000	0.080		06/07/21	45,800,000
City of Phoenix IDA Health Care Facilities VRDN RB for Mayo Clinic Series 2014 B (Northern Trust Co., SPA) (GTY AGMT – Mayo Clinic)
15,000,000	0.020		06/01/21	15,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (TB Bank N.A., LOC)
30,400,000	0.090		06/01/26	30,400,000
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Company Project Series 1985
135,000	0.020		06/01/21	135,000
Colorado Housing And Finance Authority Single Family Mortgage Bonds Class I VRDN RB 2021 Refunding Series C-2 (GNMA Collat., FHLB, SPA)
4,480,000	0.080		06/07/21	4,480,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2016 Subseries E-3 RMKT (State Street Bank & Trust Co., SPA)
5,000,000	0.030		06/07/21	5,000,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 RMKT (State Street Bank & Trust Co., SPA)
5,000,000	0.030		06/07/21	5,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A
5,000,000	0.020		06/01/21	5,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Massachusetts General Brigham, Inc. Series P-2 RMKT (JPMorgan Chase Bank N.A., SPA)
150,000	0.050		06/07/21	150,000
Michigan Finance Authority VRDN RB Refunding for School Loan Revolving Fund Series 2019 C (Bank of America N.A., LOC)
30,000,000	0.100		06/07/21	30,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 E RMKT (GTY AGMT – Chevron Corp.)
3,655,000	0.010		12/01/30	3,655,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT – Chevron Corp.)
4,195,000	0.060		12/01/30	4,195,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2008 D
10,000,000	0.040		06/07/21	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2019 BB (Industrial & Commercial Bank of China, SPA)
17,345,000	0.100		06/07/21	17,345,000

Variable Rate Municipal Debt Obligations(c) – (continued)
Ohio State University/The General Receipts VRDN RB Series 2014 B-1
6,780,000	0.030		12/01/39	6,780,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Children’s Hospital of Philadelphia Series 2011 A (Bank of America N.A., SPA)
4,000,000	0.010		06/01/21	4,000,000
Providence Health & Services Obligated Group VRDN RB Series 12-E (U.S. Bank N.A., SPA)
59,200,000	0.120		06/07/21	59,200,000
Providence St. Joseph Health Obligated Group VRDN Series 16-G (Bank of Tokyo-Mitsubishi UFJ, LOC)
35,950,000	0.100		10/01/47	35,950,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 B RMKT (TD Bank N.A., SPA)
5,000,000	0.030		06/07/21	5,000,000
State of Ohio
10,000,000	0.040		06/07/21	10,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2012 B
4,610,000	0.040		11/15/47	4,610,000
The Regents of the University of California Medical Center Pooled VRDN RB Series 2013 K RMKT
4,000,000	0.010		06/01/21	4,000,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B
6,210,000	0.020		12/01/25	6,210,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $330,509,990)				$330,510,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $3,245,524,047)				$3,245,578,647

Repurchase Agreements(d) – 15.3%
BNP Paribas
$14,000,000	0.060	%(e)	06/07/21	$14,000,000
Maturity Value: $14,004,340
Settlement Date: 03/05/21

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 3.375%
to 3.625%, due 04/15/28 to 04/15/32, a U.S. Treasury Interest-
Only Stripped Security, 0.000%, due 11/15/47, U.S. Treasury
Notes, 0.125% to 1.875%, due 03/31/22 to 10/31/22 and a U.S.
Treasury Principal-Only Stripped Security, 0.000%, due
02/15/48. The aggregate market value of the collateral,
including accrued interest, was $14,280,000.

22	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(d) – (continued)
BNP Paribas – (continued)
$15,000,000	0.060	%(e)	06/07/21	$15,000,000
Maturity Value: $15,004,525
Settlement Date: 02/19/21

Collateralized by Federal Farm Credit Bank, 1.950%, due
08/13/40, Federal Home Loan Mortgage Corp. Stripped
Security, 0.000%, due 09/15/29, Federal National Mortgage
Association, 2.000% to 6.000%, due 11/01/48 to 03/01/51,
Federal National Mortgage Association Stripped Security,
0.000%, due 05/15/22, a U.S. Treasury Inflation-Indexed Note,
0.625%, due 07/15/21 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 05/15/44 to 11/15/49. The
aggregate market value of the collateral, including accrued
interest, was $15,301,182.

31,000,000	0.060	(e)	06/07/21	31,000,000
Maturity Value: $31,009,610
Settlement Date: 03/05/21

Collateralized by Federal Farm Credit Bank, 1.950%, due
08/13/40, Federal Home Loan Mortgage Corp., 4.000%, due
10/01/44, Federal National Mortgage Association, 2.000% to
2.500%, due 12/01/50 to 04/01/51, Government National
Mortgage Association, 3.000% to 4.000%, due 10/15/26 to
11/20/50, U.S. Treasury Bills, 0.000%, due 10/07/21 to
01/27/22, a U.S. Treasury Bond, 8.000%, due 11/15/21, a U.S.
Treasury Inflation-Indexed Bond, 2.375%, due 01/15/27, a U.S.
Treasury Inflation-Indexed Note, 0.375%, due 07/15/27, U.S.
Treasury Interest-Only Stripped Securities, 0.000%, due
08/15/25 to 11/15/47, U.S. Treasury Notes, 0.125% to 2.000%,
due 02/15/22 to 10/31/22 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 05/15/42 to 02/15/49. The
aggregate market value of the collateral, including accrued
interest, was $31,620,943.

32,000,000	0.060	(e)	06/07/21	32,000,000
Maturity Value: $32,009,654
Settlement Date: 02/19/21

Collateralized by U.S. Treasury Bills, 0.000%, due 07/06/21 to
02/24/22, a U.S. Treasury Bond, 4.500%, due 08/15/39, U.S.
Treasury Floating Rate Notes, 0.049% to 0.315%, due 10/31/21
to 04/30/23, a U.S. Treasury Inflation-Indexed Bond, 2.375%,
due 01/15/27, U.S. Treasury Inflation-Indexed Notes, 0.125%,
due 01/15/22 to 04/15/26, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/31 to 05/15/49, U.S. Treasury
Notes, 0.125% to 1.875%, due 03/31/22 to 08/31/24 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
11/15/42 to 11/15/44. The aggregate market value of the
collateral, including accrued interest, was $32,640,000.

Canadian Imperial Bank of Commerce
9,500,000	0.090	(e)	06/07/21	9,500,000
Maturity Value: $9,504,275
Settlement Date: 01/28/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.000%, due 05/01/29 to 10/01/48, Federal National Mortgage
Association, 2.000% to 5.000%, due 01/01/29 to 06/01/51,
Government National Mortgage Association, 4.000% to
5.000%, due 07/15/47 to 09/20/50 and U.S. Treasury Notes,
2.875% to 3.125%, due 08/15/28 to 11/15/28. The aggregate
market value of the collateral, including accrued interest, was
$9,784,946.

Repurchase Agreements(d) – (continued)
Canadian Imperial Bank of Commerce – (continued)
9,500,000	0.090	%(e)	06/07/21	9,500,000
Maturity Value: $9,504,275
Settlement Date: 01/29/21

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.000%, due 03/01/46 to 06/01/50, Federal National Mortgage
Association, 2.000% to 4.500%, due 07/01/34 to 06/01/51,
Government National Mortgage Association, 4.000% to
5.000%, due 01/20/49 to 09/20/50 and a U.S. Treasury Note,
0.625%, due 11/30/27. The aggregate market value of the
collateral, including accrued interest, was $9,784,947.

ING Financial Markets LLC
35,000,000	0.180		06/01/21	35,000,650
Maturity Value: $35,000,700

Collateralized by Federal Home Loan Bank, 0.020%, due
06/04/21, Federal Home Loan Mortgage Corp., 2.000%, due
05/01/51, Government National Mortgage Association, 4.000%
to 5.000%, due 09/20/48 to 12/20/49 and various corporate
security issuers, 0.350% to 6.900%, due 09/15/21 to 03/17/62.
The aggregate market value of the collateral, including accrued interest, was $37,066,249.

Joint Account III
30,000,000	0.013		06/01/21	29,999,999
Maturity Value: $30,000,042

MUFG Securities Americas Inc.
70,000,000	0.210		06/01/21	70,001,533
Maturity Value: $70,001,633

Collateralized by an Exchange-Traded Fund, various corporate security issuers, 0.000% to 6.000%, due 02/01/23 to 11/01/35 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $75,916,172.

Royal Bank of Canada
70,000,000	0.140		06/01/21	70,000,988
Maturity Value: $70,001,089
Collateralized by various corporate security issuers, 0.000% to 10.500%, due 02/01/22 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $73,676,783.
3,100,000	0.070	(e)	06/07/21	3,100,000
Maturity Value: $3,101,091
Settlement Date: 03/02/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 3.500%, due 09/01/40 to 05/01/51 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $3,162,001.

16,000,000	0.070	(e)	06/07/21	16,000,000
Maturity Value: $16,005,662
Settlement Date: 02/08/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 7.000%, due 06/01/38 to 08/01/59 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $16,319,995.

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(d) – (continued)
Royal Bank of Canada – (continued)
$16,000,000	0.070	%(e)	06/07/21	$16,000,000
Maturity Value: $16,005,631
Settlement Date: 02/09/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.000%, due 09/01/40 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $16,320,000.

24,000,000	0.070	(e)	06/07/21	24,000,000
Maturity Value: $24,008,353
Settlement Date: 02/11/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
6.500%, due 12/01/29 to 09/01/50, Federal National Mortgage
Association, 2.000% to 5.500%, due 02/01/31 to 05/01/51 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $24,480,001.

54,000,000	0.070	(e)	06/07/21	54,000,000
Maturity Value: $54,018,900
Settlement Date: 02/11/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.500%, due 02/01/26 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $55,079,998.

Scotia Capital (USA), Inc.
51,000,000	0.140		06/01/21	51,000,720
Maturity Value: $51,000,793
Collateralized by various corporate security issuers, 0.370% to 10.125%, due 06/23/21 to 04/22/52. The aggregate market value of the collateral, including accrued interest, was $53,625,419.
51,000,000	0.290		06/01/21	51,001,570
Maturity Value: $51,001,643
Collateralized by various corporate security issuers, 0.460% to 10.125%, due 06/23/21 to 03/01/98. The aggregate market value of the collateral, including accrued interest, was $53,651,873.

Wells Fargo Securities LLC
22,000,000	0.140		06/01/21	22,000,311
Maturity Value: $22,000,342
Collateralized by various corporate security issuers, 0.000%, due 06/01/21 to 05/12/22. The aggregate market value of the collateral, including accrued interest, was $23,037,140.

Repurchase Agreements(d) – (continued)
Wells Fargo Securities LLC – (continued)
26,000,000	0.190%		06/02/21	26,000,000
Maturity Value: $26,000,961
Settlement Date: 05/26/21
Collateralized by various corporate security issuers, 0.000%, due 06/01/21 to 05/12/22. The aggregate market value of the collateral, including accrued interest, was $27,225,714.

TOTAL REPURCHASE
(Cost $579,100,000)				$579,105,771

TOTAL INVESTMENTS – 100.7%
(Cost $3,824,624,047)				$3,824,684,418

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%				(26,511,971)

NET ASSETS – 100.0%				$3,798,172,447

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2021.

(b)	All or a portion represents a forward commitment.

(c)	Rate shown is that which is in effect on May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Unless noted, all repurchase agreements were entered into on May 31, 2021. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(e)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Investment Abbreviations:
FHLB	—Insured by Federal Home Loan Bank
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
LOC	—Letter of Credit
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Paper and Corporate Obligations – 37.3%
Adventist Health System/West
$7,000,000	0.132%	08/19/21	$6,998,063
Albion Capital LLC
19,000,000	0.101	06/04/21	18,999,704
2,839,000	0.183	07/27/21	2,838,385
Antalis
6,192,000	0.172	08/11/21	6,190,258
4,539,000	0.172	08/12/21	4,537,697
Apple Inc.
10,000,000	0.030	06/17/21	9,999,833
Barclays Bank UK PLC
5,000,000	0.152	07/26/21	4,999,017
Barclays US CCP Funding LLC
9,000,000	0.106	06/14/21	8,999,741
1,673,000	0.172	08/03/21	1,672,517
4,161,000	0.172	08/04/21	4,159,782
9,000,000	0.157	08/13/21	8,996,901
Barton Capital S.A.
15,000,000	0.152	07/06/21	14,998,603
Bedford Row Funding Corp.
10,000,000	0.132	08/04/21	9,998,621
BNP Paribas
15,000,000	0.020	06/01/21	14,999,933
5,000,000	0.152	07/12/21	4,999,531
9,000,000	0.152	07/13/21	8,999,138
BNZ International Funding Ltd.
15,000,000	0.142	07/27/21	14,998,500
Cancara Asset Securitisation LLC
1,800,000	0.147	07/14/21	1,799,786
Chariot Funding LLC
18,700,000	0.132	06/11/21	18,699,564
5,700,000	0.091	07/02/21	5,699,651
Chesham Finance Ltd. – Series II
15,000,000	0.132	06/01/21	14,999,900
Chesham Finance Ltd. – Series III
10,000,000	0.061	06/01/21	9,999,933
Chesham Finance Ltd. – Series V
10,000,000	0.061	06/01/21	9,999,933
China Construction Bank Corp.
5,271,000	0.243	06/23/21	5,270,551
China Construction Bank Corporation
7,000,000	0.254	07/09/21	6,998,775
Citigroup Global Markets Inc.
13,567,000	0.132	08/02/21	13,564,961
CNPC Finance (HK) Ltd.
28,000,000	0.264	06/01/21	27,999,844
Collateralized Commercial Paper V Co., LLC
18,235,000	0.183	06/21/21	18,234,477
Cooeperatieve Rabobank U.A.
25,000,000	0.030	06/01/21	24,999,861
DBS Bank Ltd.
8,284,000	0.142	07/01/21	8,283,429
8,023,000	0.147	07/09/21	8,022,270
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, Frankfurt Am Main
20,000,000	0.020	06/01/21	19,999,889

Commercial Paper and Corporate Obligations – (continued)
Federation des Caisses Desjardins du Quebec
10,000,000	0.147	07/02/21	9,999,290
First Abu Dhabi Bank P.J.S.C.
10,939,000	0.162	08/02/21	10,937,355
14,000,000	0.152	08/19/21	13,997,160
FMS Wertmanagement
10,806,000	0.142	06/15/21	10,805,773
Industrial & Commercial Bank of China Ltd.-New York Branch
7,397,000	0.243	06/15/21	7,396,667
3,591,000	0.243	06/22/21	3,590,761
Ionic Capital II Trust
9,394,000	0.183	06/09/21	9,393,793
5,000,000	0.183	07/01/21	4,999,608
KfW
10,000,000	0.147	06/01/21	9,999,956
Liberty Street Funding LLC
10,000,000	0.132	08/05/21	9,997,968
Macquarie Bank Limited
3,000,000	0.152	07/15/21	2,999,560
Macquarie Bank Ltd.
15,000,000	0.152	07/16/21	14,997,754
Matchpoint Finance PLC
6,783,000	0.152	07/06/21	6,782,368
Mizuho Bank, Ltd.-Singapore Branch
25,000,000	0.157	07/26/21	24,995,534
Nationwide Building Society
10,000,000	0.061	07/01/21	9,999,311
10,000,000	0.061	07/02/21	9,999,290
Natixis-New York Branch
15,000,000	0.020	06/01/21	14,999,907
Nederlandse Waterschapsbank N.V.
12,000,000	0.056	06/25/21	11,999,244
10,492,000	0.051	06/28/21	10,491,268
Nieuw Amsterdam Receivables Corp.
8,333,000	0.142	06/11/21	8,332,841
10,000,000	0.132	08/02/21	9,998,277
NRW.Bank
12,000,000	0.041	06/21/21	11,999,576
Salisbury Receivables Company LLC
9,408,000	0.162	06/11/21	9,407,784
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
10,000,000	0.091	08/31/21	9,997,493
Versailles Commercial Paper LLC
10,006,000	0.172	06/10/21	10,005,830
Victory Receivables Corp.
21,000,000	0.152	07/07/21	20,997,970
7,000,000	0.091	08/25/21	6,998,270

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $628,062,282)			$628,079,656

Certificate of Deposit – 0.9%
National Bank of Kuwait S.A.K.P
$15,000,000	0.070%	06/03/21	$14,999,975
(Cost $15,000,000)

26	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Value

Certificates of Deposit-Yankeedollar – 4.0%
National Bank of Kuwait S.A.K.P
$8,359,000	0.320%		06/09/21	$8,359,627
4,879,000	0.320		06/25/21	4,879,667
5,000,000	0.300		07/21/21	5,000,824
5,372,000	0.200		07/26/21	5,372,018
Norinchukin Bank (The)
6,000,000	0.070		07/02/21	5,999,872
18,000,000	0.170		07/06/21	18,001,501
Sumitomo Mitsui Banking Corp.
19,000,000	0.080		06/14/21	19,000,188

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $66,610,000)				$66,613,697

Time Deposits – 6.9%
Credit Agricole Corporate and Investment Bank
$50,000,000	0.030%		06/01/21	$50,000,000
DNB Bank ASA
17,000,000	0.010		06/01/21	17,000,000
Nordea Bank ABP
50,000,000	0.020		06/01/21	49,999,944

TOTAL TIME DEPOSITS
(Cost $117,000,000)				$116,999,944

U.S. Government Agency Obligations – 1.0%
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
$7,356,240	0.008	%(a)	06/07/21	$7,356,240
7,500,000	0.090	(a)	06/07/21	7,500,000
2,000,000	0.090	(a)	08/13/27	2,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,856,240)				$16,856,240

U.S. Treasury Obligations – 16.2%
United States Treasury Bills
$15,500,000	0.091%		07/15/21	$15,500,000
65,000,000	0.086		07/29/21	64,999,581
80,000,000	0.071		08/05/21	79,998,122
37,000,000	0.061		08/19/21	36,998,944
United States Treasury Floating Rate Note
16,500,000	0.069	(a)	01/31/23	16,506,093
40,000,000	0.054	(a)	04/30/23	40,001,179
United States Treasury Notes
890,000	1.125		06/30/21	890,786
7,860,000	2.625		07/15/21	7,884,856
1,800,000	1.125		07/31/21	1,803,287
3,100,000	2.125		08/15/21	3,113,499
3,200,000	1.125		08/31/21	3,208,719
900,000	1.500		08/31/21	903,287
1,600,000	2.000		08/31/21	1,607,821

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $273,386,511)				$273,416,174

Variable Rate Municipal Debt Obligations(b) – 10.1%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
8,000,000	0.140		12/01/47	8,000,000
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
25,000,000	0.080		06/07/21	25,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (TB Bank N.A., LOC)
24,800,000	0.090		06/01/26	24,800,000
Colorado Housing And Finance Authority Single Family Mortgage Bonds Class I VRDN RB 2021 Refunding Series C-2 (GNMA Collat., FHLB, SPA)
3,290,000	0.080		06/07/21	3,290,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 RMKT (State Street Bank & Trust Co., SPA)
2,000,000	0.030		06/07/21	2,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A
5,000,000	0.020		06/01/21	5,000,000
Michigan Finance Authority VRDN RB Refunding for School Loan Revolving Fund Series 2019 C (Bank of America N.A., LOC)
12,900,000	0.100		06/07/21	12,900,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 E RMKT (GTY AGMT – Chevron Corp.)
3,000,000	0.010		12/01/30	3,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT – Chevron Corp.)
3,000,000	0.060		12/01/30	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2019 BB (Industrial & Commercial Bank of China, SPA)
20,000,000	0.100		06/07/21	20,000,000
Providence Health & Services Obligated Group VRDN RB Series 12-E (U.S. Bank N.A., SPA)
31,795,000	0.120		06/07/21	31,795,000
Providence St. Joseph Health Obligated Group VRDN Series 16-G (Bank of Tokyo-Mitsubishi UFJ, LOC)
20,000,000	0.100		10/01/47	20,000,000
State of Texas Veterans Housing Assistance Program Fund II Series 2003 A
11,000,000	0.100		06/07/21	11,000,000
State of Texas Veterans VRDN GO Bonds, Series 2012 B RMKT (State Street Bank & Trust Co., SPA)
500,000	0.070		06/07/21	500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $170,285,000)				$170,285,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $1,287,200,033)				$1,287,250,686

The accompanying notes are an integral part of these financial statements.	27

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(c) – 21.6%
BNP Paribas
$13,000,000	0.060	%(d)	06/07/21	$13,000,000
Maturity Value: $13,003,922
Settlement Date: 02/19/21

Collateralized by Federal Farm Credit Bank, 1.950%, due
08/13/40, Federal Home Loan Mortgage Corp. Stripped
Security, 0.000%, due 09/15/29, Federal National Mortgage
Association, 2.500% to 6.000%, due 09/01/22 to 09/01/50, U.S.
Treasury Bills, 0.000%, due 06/10/21 to 05/19/22, U.S.
Treasury Inflation-Indexed Bonds, 1.375% to 3.625%, due
04/15/28 to 02/15/44, a U.S. Treasury Inflation-Indexed Note,
0.625%, due 07/15/21, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 08/15/27 to 02/15/48 and U.S. Treasury
Notes, 1.750% to 2.125%, due 06/30/22 to 07/15/22. The
aggregate market value of the collateral, including accrued
interest, was $13,260,050.

13,500,000	0.060	(d)	06/07/21	13,500,000
Maturity Value: $13,504,185
Settlement Date: 03/05/21

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 1.000%
to 3.625%, due 01/15/26 to 02/15/48, a U.S. Treasury Inflation-
Indexed Note, 0.125%, due 01/15/23, U.S. Treasury Interest-
Only Stripped Securities, 0.000%, due 11/15/25 to 11/15/47
and U.S. Treasury Notes, 1.375% to 2.625%, due 09/30/21 to
02/15/29. The aggregate market value of the collateral,
including accrued interest, was $13,770,000.

28,000,000	0.060	(d)	06/07/21	28,000,000
Maturity Value: $28,008,447
Settlement Date: 02/19/21

Collateralized by U.S. Treasury Bills, 0.000%, due 06/03/21 to
02/24/22, a U.S. Treasury Bond, 1.375%, due 11/15/40, U.S.
Treasury Floating Rate Notes, 0.049% to 0.064%, due 01/31/23
to 04/30/23, U.S. Treasury Inflation-Indexed Bonds, 1.000% to
1.750%, due 01/15/28 to 02/15/46, U.S. Treasury Inflation-
Indexed Notes, 0.125% to 0.625%, due 07/15/21 to 01/15/23,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
05/15/25 to 11/15/47, U.S. Treasury Notes, 1.375% to 2.625%,
due 06/30/21 to 01/31/25 and a U.S. Treasury Principal-Only
Stripped Security, 0.000%, due 02/15/44. The aggregate market value of the collateral, including accrued interest, was
$28,560,010.

30,000,000	0.060	(d)	06/07/21	30,000,000
Maturity Value: $30,009,300
Settlement Date: 03/05/21

Collateralized by Federal Home Loan Mortgage Corp., 3.000%,
due 03/01/43, Federal National Mortgage Association, 4.000%,
due 03/01/38, U.S. Treasury Bonds, 2.875% to 3.000%, due
05/15/43 to 02/15/49, a U.S. Treasury Inflation-Indexed Note,
0.250%, due 07/15/29, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 02/15/26 to 05/15/48 and U.S. Treasury
Notes, 0.250% to 1.500%, due 05/31/21 to 08/31/25. The
aggregate market value of the collateral, including accrued
interest, was $30,600,951.

Repurchase Agreements(c) – (continued)
Canadian Imperial Bank of Commerce
7,000,000	0.090	%(d)	06/07/21	7,000,000
Maturity Value: $7,003,150
Settlement Date: 01/29/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.000%, due 11/01/32 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.500%, due 10/01/32 to 01/01/51,
Government National Mortgage Association, 2.000% to
4.500%, due 09/20/48 to 02/20/51 and a U.S. Treasury Note,
0.125%, due 12/31/22. The aggregate market value of the
collateral, including accrued interest, was $7,209,979.

7,500,000	0.090	(d)	06/07/21	7,500,000
Maturity Value: $7,503,375
Settlement Date: 01/28/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.000%, due 04/01/29 to 03/01/51, Federal National Mortgage
Association, 2.000% to 4.500%, due 04/01/29 to 01/01/59,
Government National Mortgage Association, 3.000% to
4.500%, due 06/15/46 to 11/20/50 and a U.S. Treasury Note,
0.125%, due 12/31/22. The aggregate market value of the
collateral, including accrued interest, was $7,724,910.

ING Financial Markets LLC
9,000,000	0.180		06/01/21	9,000,167
Maturity Value: $9,000,180

Collateralized by Federal Home Loan Mortgage Corp., 2.000%,
due 05/01/51 and various corporate security issuers, 0.350% to
8.000%, due 09/15/21 to 03/22/61. The aggregate market value of the collateral, including accrued interest, was $9,607,361.

Joint Account III
30,000,000	0.013		06/01/21	29,999,998
Maturity Value: $30,000,042

MUFG Securities Americas Inc.
30,000,000	0.210		06/01/21	30,000,657
Maturity Value: $30,000,700

Collateralized by various corporate security issuers, 0.000% to
3.750%, due 08/15/22 to 07/01/27 and various equity securities.
The aggregate market value of the collateral, including accrued interest, was $32,650,191.

Royal Bank of Canada
3,100,000	0.070	(d)	06/07/21	3,100,000
Maturity Value: $3,101,091
Settlement Date: 03/02/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 3.500%, due 09/01/40 to 05/01/51 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $3,161,999.

14,000,000	0.070	(d)	06/07/21	14,000,000
Maturity Value: $14,004,954
Settlement Date: 02/08/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.000%, due 09/01/40 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $14,280,001.

28	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(c) – (continued)
Royal Bank of Canada – (continued)
$14,000,000	0.070	%(d)	06/07/21	$14,000,000
Maturity Value: $14,004,927
Settlement Date: 02/09/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.000%, due 09/01/40 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $14,280,000.

23,000,000	0.070	(d)	06/07/21	23,000,000
Maturity Value: $23,008,005
Settlement Date: 02/11/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.000%, due 09/01/40 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $23,460,000.

51,000,000	0.070	(d)	06/07/21	51,000,000
Maturity Value: $51,017,850
Settlement Date: 02/11/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.500%, due 09/01/40 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $52,020,002.

Scotia Capital (USA), Inc.
25,000,000	0.140		06/01/21	25,000,353
Maturity Value: $25,000,389
Collateralized by various corporate security issuers, 0.000%, due 06/01/21 to 05/12/22. The aggregate market value of the collateral, including accrued interest, was $26,249,998.
25,000,000	0.290		06/01/21	25,000,770
Maturity Value: $25,000,806
Collateralized by various corporate security issuers, 0.333% to 10.125%, due 06/23/21 to 11/15/28. The aggregate market value of the collateral, including accrued interest, was $26,290,965.

Wells Fargo Securities LLC
16,000,000	0.140		06/01/21	16,000,226
Maturity Value: $16,000,249
Collateralized by various corporate security issuers, 0.000%, due 06/01/21 to 05/12/22. The aggregate market value of the collateral, including accrued interest, was $16,776,470.
25,000,000	0.190		06/02/21	25,000,000
Maturity Value: $25,000,924
Settlement Date: 05/26/21
Collateralized by various corporate security issuers, 0.000%, due 06/01/21 to 05/12/22. The aggregate market value of the collateral, including accrued interest, was $26,249,998.

TOTAL REPURCHASE AGREEMENTS
(Cost $364,100,000)				$364,102,171

TOTAL INVESTMENTS – 98.0%
(Cost $1,651,300,033)				$1,651,352,857

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%				34,163,826

NET ASSETS – 100.0%				$1,685,516,683

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2021.

(b)	Rate shown is that which is in effect on May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2021. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FHLB	—Insured by Federal Home Loan Bank
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDB	—Industrial Development Board
LOC	—Letter of Credit
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	29

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 104.8%
United States Treasury Bills
$165,000,000	0.005%		06/01/21	$165,000,000
1,274,300,000	0.005		06/01/21	1,274,300,000
12,000,000	0.001		06/03/21	12,000,000
163,000,000	0.001		06/03/21	162,999,932
202,055,000	0.001		06/03/21	202,054,326
220,000,000	0.001		06/03/21	219,999,963
550,000,000	0.001		06/03/21	549,999,786
770,111,000	0.001		06/03/21	770,110,786
1,110,000,000	0.001		06/03/21	1,109,994,450
2,182,000,000	0.001		06/03/21	2,181,998,788
65,000,000	0.010		06/08/21	65,000,000
85,000,000	0.010		06/08/21	85,000,000
140,000,000	0.010		06/08/21	140,000,000
187,500,000	0.010		06/08/21	187,500,000
220,000,000	0.010		06/08/21	219,999,872
3,000,000,000	0.010		06/08/21	2,999,994,165
15,000,000	0.091		06/10/21	15,000,000
16,000,000	0.091		06/10/21	16,000,000
27,000,000	0.091		06/10/21	26,999,993
88,000,000	0.091		06/10/21	88,000,000
150,000,000	0.091		06/10/21	150,000,000
157,500,000	0.091		06/10/21	157,500,000
320,000,000	0.091		06/10/21	319,999,800
371,600,000	0.091		06/10/21	371,596,284
1,100,000,000	0.091		06/10/21	1,099,998,625
1,150,000,000	0.091		06/10/21	1,149,974,125
75,000,000	0.091		06/15/21	75,000,000
650,000,000	0.091		06/15/21	649,977,250
725,000,000	0.091		06/15/21	724,999,718
992,000,000	0.091		06/15/21	991,998,896
6,321,900,000	0.091		06/15/21	6,321,900,000
6,000,000	0.086		06/17/21	6,000,000
15,000,000	0.086		06/17/21	15,000,000
44,000,000	0.086		06/17/21	44,000,000
65,000,000	0.086		06/17/21	65,000,000
75,000,000	0.086		06/17/21	75,000,000
215,000,000	0.086		06/17/21	214,999,761
215,000,000	0.086		06/17/21	215,000,000
1,150,000,000	0.086		06/17/21	1,149,956,556
37,500,000	0.091		06/22/21	37,500,000
187,500,000	0.091		06/22/21	187,500,000
187,500,000	0.091		06/22/21	187,500,000
206,900,000	0.091		06/22/21	206,899,397
375,000,000	0.091		06/22/21	375,000,000
1,081,000,000	0.091		06/22/21	1,080,943,247
3,747,600,000	0.091		06/22/21	3,747,600,000
75,000,000	0.015		06/24/21	75,000,000
130,000,000	0.015		06/24/21	130,000,000
485,000,000	0.015	(a)	06/24/21	484,999,225
1,350,000,000	0.015		06/24/21	1,349,922,375
1,635,000,000	0.015		06/24/21	1,634,994,777
78,100,000	0.091		06/29/21	78,100,000
300,000,000	0.091	(a)	06/29/21	299,989,500
900,000,000	0.091	(a)	06/29/21	899,937,000
4,428,820,000	0.091		06/29/21	4,428,820,000
145,000,000	0.101		07/01/21	144,999,879

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
380,000,000	0.101		07/01/21	379,999,208
400,000,000	0.101		07/01/21	399,999,333
914,750,000	0.101		07/01/21	914,746,189
1,250,000,000	0.101		07/01/21	1,249,895,832
1,000,000,000	0.051		07/06/21	999,951,389
1,500,000,000	0.091		07/08/21	1,499,861,250
2,702,000,000	0.091		07/08/21	2,701,986,115
466,376,000	0.056		07/13/21	466,346,074
1,000,000,000	0.056		07/13/21	999,941,667
1,100,000,000	0.091		07/15/21	1,099,879,000
253,400,000	0.056		07/20/21	253,381,030
1,050,000,000	0.056		07/20/21	1,049,942,833
935,000,000	0.096		07/22/21	934,874,164
1,150,000,000	0.030		07/27/21	1,149,946,333
2,000,000,000	0.086		07/29/21	1,999,726,112
1,500,000,000	0.030		08/03/21	1,499,921,250
1,000,000,000	0.071		08/05/21	999,873,611
1,000,700,000	0.025		08/10/21	1,000,651,355
326,500,000	0.051		08/12/21	326,467,350
43,500,000	0.061		08/19/21	43,499,045
1,500,000,000	0.061		08/19/21	1,499,802,502
2,048,600,000	0.061		08/19/21	2,048,532,561
500,000,000	0.046		08/26/21	499,946,250
225,000,000	0.061		09/02/21	224,965,125
1,569,400,000	0.061		09/09/21	1,569,138,436
65,600,000	0.010		09/14/21	65,598,087
1,179,200,000	0.056		09/16/21	1,179,007,230
73,400,000	0.015		09/21/21	73,396,575
2,355,400,000	0.041		09/23/21	2,355,101,653
1,500,000,000	0.041		09/30/21	1,499,798,336
2,000,000,000	0.035		10/07/21	1,999,751,117
2,550,000,000	0.035		10/28/21	2,549,630,613
2,436,300,000	0.035		11/12/21	2,435,911,538
168,500,000	0.030		11/18/21	168,480,108
337,000,000	0.030		11/18/21	336,959,022
667,100,000	0.030		11/18/21	667,005,493
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
2,135,000,000	0.054	(b)	04/30/23	2,135,069,768
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
1,150,000,000	0.069	(b)	01/31/23	1,150,221,476
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
2,182,200,000	0.075	(a) (b)	07/31/22	2,183,009,754
595,900,000	0.075	(b)	10/31/22	596,131,165
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.11%)
1,416,700,000	0.134	(b)	04/30/22	1,417,951,230
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
1,868,825,000	0.169	(b)	01/31/22	1,868,888,402
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
8,728,300,000	0.235	(b)	07/31/21	8,729,868,880
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
2,410,500,000	0.315	(b)	10/31/21	2,411,689,439

30	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes
$58,520,000	1.125%	06/30/21	$58,570,523
38,000,000	2.125	06/30/21	38,061,773
210,890,000	2.625	07/15/21	211,535,333
49,000,000	1.125	07/31/21	49,082,714
54,200,000	2.125	08/15/21	54,427,475
90,800,000	1.125	08/31/21	91,030,260
23,900,000	1.500	08/31/21	23,982,873
47,600,000	2.000	08/31/21	47,824,967
147,100,000	1.125	09/30/21	147,633,220
11,600,000	1.500	09/30/21	11,654,828
84,300,000	1.250	10/31/21	84,712,930
43,600,000	2.875	11/15/21	44,156,826
106,650,000	8.000	11/15/21	110,509,912
58,000,000	1.500	11/30/21	58,411,930
7,900,000	1.750	11/30/21	7,965,864
94,100,000	2.625	12/15/21	95,393,023
147,800,000	2.000	12/31/21	149,459,784
60,200,000	2.125	12/31/21	60,920,114
7,163,000	2.500	01/15/22	7,270,990
5,800,000	1.500	01/31/22	5,854,877
11,600,000	1.875	01/31/22	11,738,772

TOTAL INVESTMENTS – 104.8%			$100,646,501,364

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.8)%			(4,611,872,169)

NET ASSETS – 100.0%			$96,034,629,195

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2021.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	31

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 50.2%
United States Treasury Bills
$132,100,000	0.001%		06/01/21	$132,100,000
26,800,000	0.005		06/01/21	26,800,000
85,000,000	0.005		06/01/21	85,000,000
99,300,000	0.005		06/01/21	99,300,000
200,000,000	0.005		06/01/21	200,000,000
200,000,000	0.005		06/01/21	200,000,000
27,500,000	0.001		06/03/21	27,499,998
47,200,000	0.001		06/03/21	47,200,000
132,800,000	0.003		06/03/21	132,799,982
50,000,000	0.010		06/03/21	49,999,972
456,562,500	0.091		06/03/21	456,560,217
11,800,000	0.001		06/10/21	11,799,997
569,500,000	0.091		06/10/21	569,487,186
223,700,000	0.086		06/17/21	223,691,549
500,000,000	0.003	(a)	06/29/21	499,999,028
269,400,000	0.081		07/06/21	269,379,047
162,105,000	0.041		07/20/21	162,096,174
768,600,000	0.056		07/20/21	768,542,462
365,400,000	0.096		07/22/21	365,350,823
1,353,100,000	0.030		07/27/21	1,353,036,855
731,100,000	0.086		07/29/21	730,999,880
279,200,000	0.071		08/05/21	279,164,712
152,888,000	0.025		08/10/21	152,880,568
500,000,000	0.061		08/19/21	499,934,167
599,900,000	0.061		09/09/21	599,800,018
25,100,000	0.010		09/14/21	25,099,268
424,100,000	0.056		09/16/21	424,030,670
26,700,000	0.015		09/21/21	26,698,754
262,900,000	0.041		09/30/21	262,864,655
113,100,000	0.035		10/07/21	113,085,926
1,000,000,000	0.035		10/28/21	999,855,143
707,100,000	0.035		11/12/21	706,987,255
48,800,000	0.025		11/18/21	48,794,239
97,600,000	0.026		11/18/21	97,588,132
41,500,000	0.030		11/18/21	41,494,121
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
1,385,000,000	0.054	(b)	04/30/23	1,385,065,892
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
761,800,000	0.069	(b)	01/31/23	761,936,048
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
194,500,000	0.075	(b)	07/31/22	194,560,913
145,500,000	0.075	(b)	10/31/22	145,556,063
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
674,275,000	0.169	(b)	01/31/22	674,266,739
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
948,600,000	0.235	(b)	07/31/21	948,706,791
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
1,850,200,000	0.315	(b)	10/31/21	1,851,673,183
United States Treasury Notes
63,580,000	1.125	(a)	06/30/21	63,634,535
23,600,000	2.125		06/30/21	23,638,365
108,240,000	2.625		07/15/21	108,571,238

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
24,300,000	1.125		07/31/21	24,341,020
29,000,000	2.125		08/15/21	29,121,711
45,900,000	1.125		08/31/21	46,016,398
12,100,000	1.500		08/31/21	12,141,957
27,100,000	2.000		08/31/21	27,228,094
5,800,000	1.500		09/30/21	5,827,414
88,300,000	1.250		10/31/21	88,733,168
21,600,000	2.875		11/15/21	21,875,859
45,750,000	8.000		11/15/21	47,405,799
28,800,000	1.500		11/30/21	29,004,544
3,900,000	1.750		11/30/21	3,932,515
46,800,000	2.625		12/15/21	47,443,078
73,600,000	2.000		12/31/21	74,426,523
30,000,000	2.125		12/31/21	30,358,861
3,560,000	2.500		01/15/22	3,613,671
2,900,000	1.500		01/31/22	2,927,438
5,800,000	1.875		01/31/22	5,869,386

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$17,347,798,001

Repurchase Agreements(c) – 50.7%
Bank of Montreal
$107,000,000	0.110	%(d)	06/07/21	$107,000,000
Maturity Value: $107,059,178
Settlement Date: 01/07/21

Collateralized by a U.S. Treasury Bill, 0.000%, due 02/24/22,
U.S. Treasury Bonds, 1.375% to 3.125%, due 02/15/41 to
05/15/51, U.S. Treasury Inflation-Indexed Bonds, 0.750% to
2.125%, due 02/15/41 to 02/15/48, a U.S. Treasury Interest-
Only Stripped Security, 0.000%, due 02/15/29 and U.S.
Treasury Notes, 0.125% to 2.750%, due 10/31/21 to 11/15/30.
The aggregate market value of the collateral, including accrued interest, was $109,140,006.

Barclays Bank PLC
200,000,000	0.010		06/01/21	200,000,000
Maturity Value: $200,000,222
Collateralized by a U.S. Treasury Bill, 0.000%, due 05/19/22 and a U.S. Treasury Bond, 1.875%, due 02/15/41. The aggregate market value of the collateral, including accrued interest, was $204,000,314.

BNP Paribas
205,000,000	0.060	(d)	06/01/21	205,000,000
Maturity Value: $205,063,552
Settlement Date: 03/05/21

Collateralized by U.S. Treasury Bills, 0.000%, due 06/10/21 to
12/30/21, U.S. Treasury Bonds, 2.875% to 8.000%, due
11/15/21 to 11/15/48, U.S. Treasury Inflation-Indexed Bonds,
1.375% to 2.000%, due 01/15/26 to 02/15/44, a U.S. Treasury
Inflation-Indexed Note, 0.375%, due 07/15/23, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 02/15/27 to
02/15/48, U.S. Treasury Notes, 0.250% to 2.625%, due
03/31/22 to 02/15/31 and a U.S. Treasury Principal-Only
Stripped Security, 0.000%, due 05/15/40. The aggregate market value of the collateral, including accrued interest, was
$209,099,999.

32	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$1,450,000,000	0.060	%(d)	06/01/21	$1,450,000,000
Maturity Value: $1,450,437,426
Settlement Date: 02/19/21

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/02/21,
U.S. Treasury Bonds, 2.250% to 7.250%, due 08/15/22 to
08/15/49, a U.S. Treasury Floating Rate Note, 0.315%, due
10/31/21, U.S. Treasury Inflation-Indexed Bonds, 0.625% to
2.500%, due 01/15/28 to 02/15/43, a U.S. Treasury Inflation-
Indexed Note, 0.375%, due 07/15/25, U.S. Treasury Interest-
Only Stripped Securities, 0.000%, due 05/15/25 to 05/15/49,
U.S. Treasury Notes, 0.125% to 2.875%, due 12/31/21 to
05/15/31 and U.S. Treasury Principal-Only Stripped Securities,
0.000%, due 08/15/23 to 02/15/51. The aggregate market value of the collateral, including accrued interest, was
$1,479,000,001.

150,000,000	0.005		06/04/21	150,000,000
Maturity Value: $150,000,146
Settlement Date: 05/25/21

Collateralized by U.S. Treasury Bonds, 3.000%, due 05/15/45 to
02/15/49, U.S. Treasury Inflation-Indexed Bonds, 1.375% to
3.625%, due 04/15/28 to 02/15/44, a U.S. Treasury Inflation-
Indexed Note, 0.125%, due 01/15/23, a U.S. Treasury Interest-
Only Stripped Security, 0.000%, due 11/15/29 and U.S.
Treasury Notes, 0.125% to 2.875%, due 06/30/21 to 08/31/25.
The aggregate market value of the collateral, including accrued interest, was $153,000,001.

230,000,000	0.005		06/04/21	230,000,000
Maturity Value: $230,000,191

Collateralized by a U.S. Treasury Bond, 5.500%, due 08/15/28, a
U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28,
U.S. Treasury Inflation-Indexed Notes, 0.250% to 0.750%, due
07/15/27 to 07/15/29, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 08/15/31 to 05/15/48, U.S. Treasury
Notes, 0.500% to 2.750%, due 07/31/23 to 02/15/27 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
08/15/29 to 11/15/49. The aggregate market value of the
collateral, including accrued interest, was $234,600,000.

80,000,000	0.020	(d)	06/04/21	80,000,000
Maturity Value: $80,001,423
Settlement Date: 05/06/21

Collateralized by U.S. Treasury Bills, 0.000%, due 07/06/21 to
09/16/21, U.S. Treasury Bonds, 2.250% to 8.000%, due
11/15/21 to 08/15/46, a U.S. Treasury Floating Rate Note,
0.070%, due 07/31/22, U.S. Treasury Inflation-Indexed Bonds,
0.875% to 1.000%, due 02/15/47 to 02/15/49, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.750%, due 04/15/22 to
07/15/28, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 11/15/26 to 11/15/47, U.S. Treasury Notes,
0.250% to 2.250%, due 09/30/21 to 08/31/25 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 11/15/22 to
05/15/49. The aggregate market value of the collateral,
including accrued interest, was $81,600,000.

Repurchase Agreements(c) – (continued)
BNP Paribas (Overnight Treasury + 0.02%)
700,000,000	0.025	%(b) (d)	06/07/21	700,000,000
Maturity Value: $700,942,995
Settlement Date: 02/23/16

Collateralized by U.S. Treasury Bills, 0.000%, due 08/12/21 to
11/04/21, U.S. Treasury Bonds, 2.875% to 8.125%, due
08/15/21 to 05/15/47, U.S. Treasury Inflation-Indexed Bonds,
1.000% to 2.000%, due 01/15/26 to 02/15/48, a U.S. Treasury
Inflation-Indexed Note, 0.625%, due 01/15/26, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 05/15/25 to
08/15/43, U.S. Treasury Notes, 0.125% to 2.375%, due
10/31/22 to 09/30/27 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/36 to 05/15/48. The
aggregate market value of the collateral, including accrued
interest, was $713,999,999.

BofA Securities, Inc.
100,000,000	—		06/04/21	100,000,000
Maturity Value: $100,000,000

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125%
to 0.625%, due 07/15/21 to 01/15/31 and a U.S. Treasury Note,
0.125%, due 02/28/23. The aggregate market value of the
collateral, including accrued interest, was $102,000,000.

Canadian Imperial Bank of Commerce
85,000,000	0.020	(d)	06/01/21	85,000,000
Maturity Value: $85,001,653
Settlement Date: 04/27/21

Collateralized by U.S. Treasury Bonds, 2.750% to 4.625%, due
02/15/40 to 08/15/47, U.S. Treasury Inflation-Indexed Bonds,
1.000% to 2.500%, due 01/15/29 to 02/15/48, a U.S. Treasury
Inflation-Indexed Note, 0.375%, due 07/15/25 and U.S.
Treasury Notes, 0.125% to 2.875%, due 10/31/22 to 08/15/28.
The aggregate market value of the collateral, including accrued interest, was $86,700,034.

121,500,000	0.070	(d)	06/01/21	121,500,000
Maturity Value: $121,542,524
Settlement Date: 02/05/21

Collateralized by U.S. Treasury Bonds, 2.375% to 3.125%, due
05/15/43 to 11/15/49, a U.S. Treasury Inflation-Indexed Bond,
0.750%, due 02/15/45, U.S. Treasury Inflation-Indexed Notes,
0.125%, due 10/15/24 to 01/15/31 and U.S. Treasury Notes,
0.250% to 3.125%, due 01/15/23 to 11/15/28. The aggregate
market value of the collateral, including accrued interest, was
$123,930,025.

Citigroup Global Markets, Inc.
6,100,000	0.005		06/01/21	6,100,000
Maturity Value: $6,100,004

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/01/21, a
U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29
and U.S. Treasury Notes, 1.750% to 1.875%, due 07/15/22 to
07/31/26. The aggregate market value of the collateral,
including accrued interest, was $6,222,025.

The accompanying notes are an integral part of these financial statements.	33

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Credit Agricole Corporate and Investment Bank
$100,000,000	—%	06/01/21	$100,000,000
Maturity Value: $100,000,000

Collateralized by a U.S. Treasury Bond, 1.875%, due 02/15/41
and U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%,
due 01/15/27 to 02/15/45. The aggregate market value of the
collateral, including accrued interest, was $102,000,075.

Daiwa Capital Markets America, Inc.
58,465,685	0.005	06/01/21	58,465,685
Maturity Value: $58,465,717
Collateralized by a U.S. Treasury Note, 0.125%, due 06/30/22. The market value of the collateral, including accrued interest, was $59,634,999.
103,069,668	0.005	06/01/21	103,069,668
Maturity Value: $103,069,726
Collateralized by a U.S. Treasury Note, 1.750%, due 04/30/22. The market value of the collateral, including accrued interest, was $105,131,061.
438,464,647	0.005	06/01/21	438,464,647
Maturity Value: $438,464,890
Collateralized by a U.S. Treasury Note, 0.125%, due 04/30/22. The market value of the collateral, including accrued interest, was $447,233,940.

Federal Reserve Bank of New York
8,800,000,000	—	06/01/21	8,800,000,000
Maturity Value: $8,800,000,000
Collateralized by U.S. Treasury Notes, 0.125% to 2.875%, due 08/15/23 to 02/15/30. The aggregate market value of the collateral, including accrued interest, was $8,800,000,043.

Fixed Income Clearing Corp.
65,000,000	0.003	06/01/21	65,000,000
Maturity Value: $65,000,018
Collateralized by a U.S. Treasury Note, 0.125%, due 01/31/23. The market value of the collateral, including accrued interest, was $66,300,075.
700,000,000	0.005	06/02/21	700,000,000
Maturity Value: $700,000,389

Collateralized by a U.S. Treasury Bond, 3.000%, due 02/15/49, a
U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/31
and U.S. Treasury Notes, 2.625% to 2.750%, due 06/30/23 to
11/15/23. The aggregate market value of the collateral,
including accrued interest, was $714,000,035.

HSBC Bank PLC (Overnight Treasury + 0.02%)
275,000,000	0.030	06/01/21	275,000,000
Maturity Value: $275,040,561
Settlement Date: 12/14/20

Collateralized by U.S. Treasury Bonds, 2.875% to 4.250%, due
05/15/39 to 02/15/47, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.375%, due 07/15/25 to 07/15/30 and U.S. Treasury
Notes, 0.125% to 3.125%, due 11/30/21 to 11/15/28. The
aggregate market value of the collateral, including accrued
interest, was $280,500,964.

Repurchase Agreements(c) – (continued)
HSBC Bank PLC (Overnight Treasury + 0.02%) – (continued)
650,000,000	0.030	06/03/21	650,000,000
Maturity Value: $650,093,704
Settlement Date: 12/18/20

Collateralized by U.S. Treasury Bonds, 2.375% to 5.375%, due
02/15/31 to 11/15/49, a U.S. Treasury Inflation-Indexed Bond,
1.000%, due 02/15/46, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.250%, due 07/15/29 to 07/15/30 and U.S. Treasury
Notes, 0.125% to 3.125%, due 04/15/22 to 02/15/29. The
aggregate market value of the collateral, including accrued
interest, was $663,002,300.

100,000,000	0.030	06/07/21	100,000,000
Maturity Value: $100,012,416
Settlement Date: 01/11/21

Shared collateral consisting of U.S. Treasury Bonds, 2.875% to
3.375%, due 11/15/44 to 11/15/48, a U.S. Treasury Inflation-
Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Notes,
0.125% to 3.125%, due 04/15/22 to 02/15/29. The aggregate
market value of the collateral, including accrued interest, was
$204,000,752.

100,000,000	0.030	06/07/21	100,000,000
Maturity Value: $100,011,666
Settlement Date: 01/20/21

Shared collateral consisting of U.S. Treasury Bonds, 2.875% to
3.375%, due 11/15/44 to 11/15/48, a U.S. Treasury Inflation-
Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Notes,
0.125% to 3.125%, due 04/15/22 to 02/15/29. The aggregate
market value of the collateral, including accrued interest, was
$204,000,752.

J.P. Morgan Securities LLC
50,000,000	0.005	06/01/21	50,000,000
Maturity Value: $50,000,028

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/15/21, a
U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/22, a
U.S. Treasury Note, 2.125%, due 11/30/24 and a U.S. Treasury
Principal-Only Stripped Security, 0.000%, due 11/15/21. The
aggregate market value of the collateral, including accrued
interest, was $51,000,033.

200,000,000	0.005	06/01/21	200,000,000
Maturity Value: $200,000,111

Collateralized by a U.S. Treasury Bond, 7.625%, due 02/15/25, a
U.S. Treasury Interest-Only Stripped Security, 0.000%, due
07/31/21 and U.S. Treasury Notes, 2.000% to 2.125%, due
08/15/21 to 10/31/22. The aggregate market value of the
collateral, including accrued interest, was $204,000,113.

Joint Account I
2,000,000,000	0.005	06/01/21	2,000,000,000
Maturity Value: $2,000,001,149
MUFG Securities Americas Inc.
2,000,000	0.005	06/04/21	2,000,000
Maturity Value: $2,000,001

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.500%,
due 04/15/24, a U.S. Treasury Interest-Only Stripped Security,
0.000%, due 08/15/21 and a U.S. Treasury Note, 0.125%, due
07/31/22. The aggregate market value of the collateral,
including accrued interest, was $2,040,000.

34	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
MUFG Securities Americas Inc. (Overnight Treasury + 0.01%)
$80,000,000	0.015%	06/01/21	$80,000,000
Maturity Value: $80,002,967
Settlement Date: 03/12/21

Collateralized by a U.S. Treasury Bond, 3.000%, due 02/15/49, a
U.S. Treasury Inflation-Indexed Note, 0.250%, due 01/15/25, a
U.S. Treasury Interest-Only Stripped Security, 0.000%, due
11/15/44, a U.S. Treasury Note, 0.125%, due 02/15/24 and a
U.S. Treasury Principal-Only Stripped Security, 0.000%, due
08/15/39. The aggregate market value of the collateral,
including accrued interest, was $81,599,999.

100,000,000	0.015	06/07/21	100,000,000
Maturity Value: $100,004,876
Settlement Date: 02/12/21

Collateralized by U.S. Treasury Bonds, 2.375% to 3.625%, due
02/15/43 to 05/15/51, U.S. Treasury Inflation-Indexed Notes,
0.250% to 0.625%, due 01/15/25 to 01/15/26, a U.S. Treasury
Interest-Only Stripped Security, 0.000%, due 11/15/40, U.S.
Treasury Notes, 0.125% to 2.875%, due 02/15/24 to 08/15/30
and a U.S. Treasury Principal-Only Stripped Security, 0.000%,
due 05/15/49. The aggregate market value of the collateral,
including accrued interest, was $102,000,000.

Norinchukin Bank (The)
130,000,000	0.040	06/04/21	130,000,000
Maturity Value: $130,003,755
Settlement Date: 05/07/21

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29
and U.S. Treasury Notes, 0.625% to 2.000%, due 06/30/24 to
08/15/30. The aggregate market value of the collateral,
including accrued interest, was $132,600,074.

Wells Fargo Securities, LLC
150,000,000	—	06/01/21	150,000,000
Maturity Value: $150,000,000
Collateralized by a U.S. Treasury Bond, 3.375%, due 11/15/48. The market value of the collateral, including accrued interest, was $153,000,043.

TOTAL REPURCHASE AGREEMENTS			$17,536,600,000

TOTAL INVESTMENTS – 100.9%			$34,884,398,001

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%			(296,882,270)

NET ASSETS – 100.0%			$34,587,515,731

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2021.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2021. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	35

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 65.3%
United States Treasury Bills
$388,600,000	0.001%		06/01/21	$388,600,000
26,300,000	0.001		06/03/21	26,299,999
4,200,000	0.001		06/10/21	4,199,999
23,900,000	0.091		06/10/21	23,899,462
87,100,000	0.086		06/17/21	87,096,710
137,300,000	0.091		06/24/21	137,292,105
162,500,000	0.003	(a)	06/29/21	162,499,684
337,800,000	0.101		07/01/21	337,771,850
116,000,000	0.051		07/06/21	115,994,361
245,100,000	0.091		07/08/21	245,077,328
137,500,000	0.051		07/13/21	137,491,979
72,120,000	0.056		07/13/21	72,115,372
171,400,000	0.091		07/15/21	171,381,146
118,900,000	0.041		07/20/21	118,893,527
111,400,000	0.056		07/20/21	111,391,660
137,400,000	0.096		07/22/21	137,381,508
82,000,000	0.030		07/27/21	81,996,173
197,500,000	0.086		07/29/21	197,472,954
79,800,000	0.071		08/05/21	79,789,914
44,900,000	0.025		08/10/21	44,897,817
44,100,000	0.051		08/12/21	44,095,590
5,900,000	0.010		08/19/21	5,899,871
250,000,000	0.061		08/19/21	249,967,084
44,000,000	0.046		08/26/21	43,995,270
34,700,000	0.061		09/02/21	34,694,622
168,000,000	0.061		09/09/21	167,972,000
7,000,000	0.010		09/14/21	6,999,796
137,200,000	0.056		09/16/21	137,177,571
8,500,000	0.015		09/21/21	8,499,603
108,800,000	0.041		09/30/21	108,785,373
28,500,000	0.038		10/07/21	28,496,453
275,000,000	0.035		10/28/21	274,960,164
197,600,000	0.035		11/12/21	197,568,493
13,600,000	0.025		11/18/21	13,598,394
27,200,000	0.026		11/18/21	27,196,693
11,600,000	0.030		11/18/21	11,598,357
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
295,000,000	0.054	(b)	04/30/23	295,011,628
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
125,000,000	0.069	(b)	01/31/23	125,021,978
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
206,300,000	0.075	(b)	07/31/22	206,361,255
60,100,000	0.075	(b)	10/31/22	60,120,709
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.11%)
155,100,000	0.134	(b)	04/30/22	155,228,208
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
310,800,000	0.169	(b)	01/31/22	310,797,576
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
887,950,000	0.235	(b)	07/31/21	888,082,193

U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
557,600,000	0.315	%(b)	10/31/21	557,859,622
United States Treasury Notes
21,880,000	1.125	(a)	06/30/21	21,898,788
6,400,000	2.125		06/30/21	6,410,404
32,470,000	2.625		07/15/21	32,569,362
7,500,000	1.125		07/31/21	7,512,660
9,000,000	2.125		08/15/21	9,037,773
13,900,000	1.125		08/31/21	13,935,249
3,700,000	1.500		08/31/21	3,712,830
7,600,000	2.000		08/31/21	7,635,920
1,800,000	1.500		09/30/21	1,808,508
5,300,000	1.250		10/31/21	5,325,853
6,700,000	2.875		11/15/21	6,785,567
15,900,000	8.000		11/15/21	16,475,458
8,900,000	1.500		11/30/21	8,963,210
1,200,000	1.750		11/30/21	1,210,005
8,900,000	2.625		12/15/21	9,022,145
23,700,000	2.000		12/31/21	23,966,157
1,104,000	2.500		01/15/22	1,120,644
900,000	1.500		01/31/22	908,515
1,800,000	1.875		01/31/22	1,821,534

TOTAL U.S. TREASURY OBLIGATIONS				$6,821,652,633

Repurchase Agreement(c) – 35.7%
Federal Reserve Bank of New York
$3,733,000,000	—%		06/01/21	$3,733,000,000
Maturity Value: $3,733,000,000
Collateralized by U.S. Treasury Notes, 1.250% to 2.750%, due 08/15/23 to 02/15/30. The aggregate market value of the collateral, including accrued interest, was $3,733,000,099.

TOTAL INVESTMENTS – 101.0%				$10,554,652,633

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%				(107,616,084)

NET ASSETS – 100.0%				$10,447,036,549

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2021.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2021. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

36	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2021, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2021, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,000,000,000	$1,000,000,574	$1,019,559,756
Treasury Obligations	2,000,000,000	2,000,001,149	2,039,119,511

REPURCHASE AGREEMENTS — At May 31, 2021, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	0.005%	$400,000,000	$800,000,000
BNP Paribus	0.005	233,333,333	466,666,667
Credit Agricole Corporate and Investment Bank	0.005	333,333,334	666,666,667
Wells Fargo Securities, LLC	0.010	33,333,333	66,666,666

TOTAL		$1,000,000,000	$2,000,000,000

At May 31, 2021, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	06/01/21 to 05/19/22
U.S. Treasury Bonds	1.125 to 5.500	08/15/28 to 05/15/51
U.S. Treasury Floating Rate Notes	0.070 to 0.315	10/31/21 to 10/31/22
U.S. Treasury Inflation-Indexed Bonds	1.000 to 2.500	01/15/27 to 02/15/48
U.S. Treasury Inflation-Indexed Notes	0.125 to 0.750	07/15/23 to 01/15/31
U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/25 to 05/15/49
U.S. Treasury Notes	0.125 to 3.125	05/31/21 to 08/15/30
U.S. Treasury Principal-Only Stripped Securities	0.000	02/15/36 to 02/15/49
Cash

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2021, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2021, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,875,400,000	$1,875,402,605	$1,930,849,410
Money Market	30,000,000	30,000,042	30,887,001
Prime Obligations	30,000,000	30,000,042	30,887,001

REPURCHASE AGREEMENTS — At May 31, 2021, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	0.020%	$468,850,000	$7,500,000	$7,500,000
Bank of America, N.A.	0.010	390,708,333	6,250,000	6,250,000
BofA Securities, Inc.	0.010	234,425,000	3,750,000	3,750,000
Bank of Nova Scotia (The)	0.010	781,416,667	12,500,000	12,500,000

TOTAL		$1,875,400,000	$30,000,000	$30,000,000

At May 31, 2021, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	1.500 to 6.000%	10/01/26 to 05/01/51
Federal National Mortgage Association	2.000 to 6.500	02/01/25 to 05/01/51
Government National Mortgage Association	2.000 to 3.500	04/20/48 to 02/20/51
U.S. Treasury Notes	0.125 to 2.500	09/30/22 to 08/15/29

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

May 31, 2021 (Unaudited)

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Assets:
Investments, at value (cost $2,805,580,365, $99,080,456,906, $3,245,524,047 and $1,287,200,033)	$2,805,580,365	$99,080,456,906	$3,245,578,647	$1,287,250,686
Repurchase agreements, at value (cost $0, $105,626,610,000, $579,100,000 and $364,100,000)	—	105,626,610,000	579,105,771	364,102,171
Cash	322,961	1,515,266	345,535	564,143
Receivables:
Investments sold	1,616,000	1,445,684,062	52,799,687	31,599,888
Interest	474,640	31,294,464	342,586	230,301
Reimbursement from investment advisor	3,529	—	2,851	19,276
Fund shares sold	—	19,468,441	—	2,801,194
Other assets	68,484	1,677,907	118,016	84,979
Total assets	2,808,065,979	206,206,707,046	3,878,293,093	1,686,652,638

Liabilities:
Payables:
Management fees	141,810	6,238,625	222,212	146,891
Dividend distribution	3,966	2,377,783	61,953	6,123
Fund shares redeemed	736	57,046,795	—	858,109
Investments purchased	—	2,598,755,813	79,575,381	—
Distribution and Service fees and Transfer Agency fees	—	721,624	—	—
Accrued expenses	190,766	1,783,845	261,100	124,832
Total liabilities	337,278	2,666,924,485	80,120,646	1,135,955

Net Assets:
Paid-in capital	2,807,720,795	203,538,766,337	3,805,000,119	1,685,447,788
Total distributable earnings (loss)	7,906	1,016,224	(6,827,672)	68,895
NET ASSETS	$2,807,728,701	$203,539,782,561	$3,798,172,447	$1,685,516,683
Net Assets:
Class A Shares	$—	$388,308,114	$—	$—
Class C Shares	—	5,057,193	—	—
Institutional Shares	2,639,942,285	186,788,802,714	3,791,637,329	1,593,122,422
Capital Shares	527,150	1,260,725,940	3,091,220	911,368
Service Shares	10,564,053	916,970,495	2,656	14,183
Preferred Shares	2,806,501	1,117,876,653	65,883	1,013,557
Select Shares	49,423	919,543,845	1,699,699	17,808,923
Administration Shares	57,085,228	6,490,280,084	1,672,538	6,763,049
Cash Management Shares	96,702,171	294,955,916	1,034	1,035
Premier Shares	51,890	211,664,280	1,049	1,049
Resource Shares	—	83,026,245	1,039	1,038
Class R6 Shares	—	124,600,933	—	—
Drexel Hamilton Shares	—	4,937,970,149	—	65,880,059
Total Net Assets	$2,807,728,701	$203,539,782,561	$3,798,172,447	$1,685,516,683
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	—	388,306,166	—	—
Class C Shares	—	5,057,167	—	—
Institutional Shares	2,639,939,481	186,787,865,093	3,789,035,045	1,591,687,223
Capital Shares	527,149	1,260,719,613	3,088,668	910,626
Service Shares	10,564,042	916,965,893	2,655	14,169
Preferred Shares	2,806,498	1,117,871,042	65,836	1,012,879
Select Shares	49,423	919,539,230	1,698,698	17,793,614
Administration Shares	57,085,167	6,490,247,512	1,671,523	6,757,199
Cash Management Shares	96,702,068	294,954,436	1,033	1,034
Premier Shares	51,890	211,663,218	1,049	1,048
Resource Shares	—	83,025,828	1,039	1,037
Class R6 Shares	—	124,600,308	—	—
Drexel Hamilton Shares	—	4,937,945,367	—	65,825,957
Net asset value, offering and redemption price per share:
Class A Shares	$—	$1.00	$—	$—
Class C Shares	—	1.00	—	—
Institutional Shares	1.00	1.00	1.0007	1.0009
Capital Shares	1.00	1.00	1.0008	1.0008
Service Shares	1.00	1.00	1.0006	1.0010
Preferred Shares	1.00	1.00	1.0007	1.0007
Select Shares	1.00	1.00	1.0006	1.0009
Administration Shares	1.00	1.00	1.0006	1.0009
Cash Management Shares	1.00	1.00	1.0008	1.0011
Premier Shares	1.00	1.00	1.0008	1.0011
Resource Shares	—	1.00	1.0008	1.0010
Class R6 Shares	—	1.00	—	—
Drexel Hamilton Shares	—	1.00	—	1.0008

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued)

May 31, 2021 (Unaudited)

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Assets:
Investments, at value (cost $100,646,501,364, $17,347,798,001 and $6,821,652,633)	$100,646,501,364	$17,347,798,001	$6,821,652,633
Repurchase agreements, at value (cost $0, $17,536,600,000 and $3,733,000,000)	—	17,536,600,000	3,733,000,000
Cash	196,238	3,643,825	635,331
Receivables:
Investments sold	90,964,500	247,058,812	71,973,375
Interest	11,554,262	5,582,769	1,592,617
Fund shares sold	2,543,710	1,600,338	15,407
Other assets	718,372	433,716	160,644
Total assets	100,752,478,446	35,142,717,461	10,629,030,007

Liabilities:
Payables:
Investments purchased	4,708,917,945	552,190,762	180,902,550
Management fees	3,666,128	1,094,010	506,886
Fund shares redeemed	3,525,025	1,011,688	286,127
Dividend distribution	195,441	278,975	21,725
Accrued expenses	1,544,712	626,295	276,170
Total liabilities	4,717,849,251	555,201,730	181,993,458

Net Assets:
Paid-in capital	96,034,428,018	34,587,271,888	10,446,958,831
Total distributable earnings (loss)	201,177	243,843	77,718
NET ASSETS	$96,034,629,195	$34,587,515,731	$10,447,036,549
Net Assets:
Institutional Shares	$93,022,509,083	$29,476,962,270	$9,034,628,683
Capital Shares	595,259,838	360,787,389	288,149,106
Service Shares	367,714,387	1,011,456,349	212,351,442
Preferred Shares	94,906,437	435,256,299	57,465,208
Select Shares	147,959,362	224,277,842	5,772,633
Administration Shares	1,693,797,969	3,033,586,994	381,862,849
Cash Management Shares	11,938,450	34,072,935	346,174,252
Premier Shares	100,542,642	11,114,624	120,631,348
Resource Shares	1,027	1,029	1,028
Total Net Assets	$96,034,629,195	$34,587,515,731	$10,447,036,549
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	93,022,316,664	29,476,754,458	9,034,561,473
Capital Shares	595,258,607	360,784,846	288,146,963
Service Shares	367,713,627	1,011,449,218	212,349,862
Preferred Shares	94,906,240	435,253,231	57,464,781
Select Shares	147,959,056	224,276,261	5,772,590
Administration Shares	1,693,794,465	3,033,565,607	381,860,008
Cash Management Shares	11,938,425	34,072,694	346,171,677
Premier Shares	100,542,434	11,114,546	120,630,450
Resource Shares	1,027	1,029	1,028
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00	$1.00	$1.00
Capital Shares	1.00	1.00	1.00
Service Shares	1.00	1.00	1.00
Preferred Shares	1.00	1.00	1.00
Select Shares	1.00	1.00	1.00
Administration Shares	1.00	1.00	1.00
Cash Management Shares	1.00	1.00	1.00
Premier Shares	1.00	1.00	1.00
Resource Shares	1.00	1.00	1.00

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations

For the Six Months Ended May 31, 2021 (Unaudited)

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Investment Income:

Interest income	$1,761,719	$99,353,603	$2,231,305	$1,632,814

Expenses:
Fund-Level Expenses:

Management fees	2,790,142	141,316,037	2,483,432	1,781,534

Transfer Agency fees	164,592	8,832,783	155,222	111,351

Registration fees	94,361	8,243,193	99,582	85,824

Custody, accounting and administrative services	55,918	2,759,393	71,952	55,189

Professional fees	47,400	48,739	47,644	45,881

Printing and mailing fees	17,891	576,374	29,132	29,827

Trustee fees	12,506	138,463	13,234	12,161

Other	20,362	455,904	43,136	45,606
Subtotal	3,203,172	162,370,886	2,943,334	2,167,373
Class Specific Expenses:

Cash Management Share fees	232,137	763,611	2	2

Distribution fees — Cash Management Shares	139,282	458,169	2	2

Administration Share fees	74,260	7,428,719	6,066	49,550

Service Share fees	12,436	1,149,338	4	5

Shareholder Administration Plan fees — Service Shares	12,436	1,149,338	4	5

Preferred Share fees	2,129	440,390	33	956

Capital Share fees	403	892,837	4,188	682

Premier Share fees	91	339,276	2	2

Select Share fees	7	84,304	280	4,132

Distribution fees — Resource Shares	—	72,693	—	—

Resource Share fees	—	242,309	2	2

Distribution and Service fees — Class A Shares	—	408,824	—	—

Distribution fees — Class C Shares	—	28,078	—	—

Total expenses	3,676,353	175,828,772	2,953,917	2,222,711

Less — expense reductions	(1,862,179)	(97,575,172)	(897,511)	(428,207)

Net expenses	1,814,174	78,253,600	2,056,406	1,794,504

NET INVESTMENT INCOME (LOSS)	$(52,455)	$21,100,003	$174,899	$(161,690)

Net realized gain from investment transactions	85,671	5,418,241	270,932	160,188

Net change in unrealized loss from investment transactions	—	—	(50,649)	(28,909)

Net realized and unrealized gain (loss)	85,671	5,418,241	220,283	131,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,216	$26,518,244	$395,182	$(30,411)

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued)

For the Six Months Ended May 31, 2021 (Unaudited)

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Investment Income:

Interest income	$43,297,286	$17,398,015	$6,470,850

Expenses:
Fund-Level Expenses:

Management fees	76,419,777	34,869,540	10,555,634

Transfer Agency fees	4,245,840	1,937,318	586,462

Registration fees	1,964,513	755,056	277,269

Custody, accounting and administrative services	1,303,280	583,177	188,803

Printing and mailing fees	490,116	37,713	32,894

Trustee fees	71,828	36,399	18,910

Professional fees	47,136	47,615	47,313

Shareholder meeting expense	—	(1,639)	(2,075)

Other	204,323	140,876	71,295
Subtotal	84,746,813	38,406,055	11,776,505
Class Specific Expenses:

Administration Share fees	2,117,370	3,126,988	576,836

Capital Share fees	540,080	247,737	173,629

Service Share fees	390,500	1,329,628	329,642

Shareholder Administration Plan fees — Service Shares	390,500	1,329,628	329,641

Premier Share fees	250,171	20,777	137,308

Preferred Share fees	64,285	231,240	28,621

Select Share fees	30,484	30,634	869

Cash Management Share fees	29,769	84,597	758,944

Distribution fees — Cash Management Shares	17,861	50,758	455,368

Resource Share fees	2	2	2

Total expenses	88,577,835	44,858,044	14,567,365

Less — expense reductions	(46,978,080)	(31,219,717)	(8,138,981)

Net expenses	41,599,755	13,638,327	6,428,384

NET INVESTMENT INCOME	$1,697,531	$3,759,688	$42,466

Net realized gain from investment transactions	610,734	1,143,357	269,891

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,308,265	$4,903,045	$312,357

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Instruments Fund			Government Fund
	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020
From operations:
Net investment income (loss)	$(52,455)	$55,691	$17,343,724	$21,100,003	$855,555	$1,141,291,628
Net realized gain from investment transactions	85,671	78,375	966,791	5,418,241	2,404,541	40,401,445

Net increase in net assets resulting from operations	33,216	134,066	18,310,515	26,518,244	3,260,096	1,181,693,073

Distributions to shareholders:
From distributable earnings:
Class A Shares	—	—	—	(47,893)	(7,067)	(2,446,431)
Class C Shares	—	—	—	(807)	(157)	(15,977)
Institutional Shares	(97,947)	(153,445)	(17,708,073)	(23,686,824)	(10,101,326)	(1,090,135,900)
Capital Shares	(16)	(19)	(8,246)	(171,807)	(29,079)	(12,087,734)
Service Shares	(309)	(147)	(63,442)	(133,241)	(21,453)	(4,939,299)
Preferred Shares	(133)	(143)	(50,399)	(127,474)	(21,766)	(9,976,513)
Select Shares	(1)	(1)	(471)	(83,507)	(10,452)	(4,341,608)
Administration Shares	(1,852)	(1,119)	(450,857)	(858,765)	(127,935)	(44,718,381)
Cash Management Shares	(2,873)	(1,058)	(18,572)	(45,290)	(4,047)	(640,681)
Premier Shares	(2)	(1)	(373)	(27,987)	(4,585)	(1,394,940)
Resource Shares	—	—	—	(13,937)	(2,219)	(395,702)
Class R6 Shares	—	—	—	(14,872)	(6,378)	(942,873)
Drexel Hamilton Shares	—	—	—	(501,393)	(129,393)	(7,956,702)
Total distributions to shareholders	(103,133)	(155,933)	(18,300,433)	(25,713,797)	(10,465,857)	(1,179,992,741)

From share transactions
Proceeds from sales of shares	3,684,312,016	2,947,369,126	11,735,557,360	671,015,261,200	271,552,310,234	1,370,830,683,323
Reinvestment of distributions	73,743	121,757	14,243,623	12,099,908	5,233,911	577,812,056
Cost of shares redeemed	(4,685,694,191)	(3,060,198,196)	(9,361,084,182)	(635,568,646,154)	(321,675,383,431)	(1,263,859,504,231)
Net increase (decrease) in net assets resulting from share transactions	(1,001,308,432)	(112,707,313)	2,388,716,801	35,458,714,954	(50,117,839,286)	107,548,991,148
NET INCREASE (DECREASE)	(1,001,378,349)	(112,729,180)	2,388,726,883	35,459,519,401	(50,125,045,047)	107,550,691,480

Net assets:
Beginning of period	3,809,107,050	3,921,836,230	1,533,109,347	168,080,263,160	218,205,308,207	110,654,616,727
End of period	$2,807,728,701	$3,809,107,050	$3,921,836,230	$203,539,782,561	$168,080,263,160	$218,205,308,207

†	The Funds changed their fiscal year end from August 31 to November 30.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Money Market Fund			Prime Obligations Fund
	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income (loss)	$174,899	$91,314	$195,364,360	$(161,690)	$(12,179)	$79,211,502

Net realized gain (loss) from investment transactions	270,932	125,878	(7,538,258)	160,188	92,119	604,703

Net change in unrealized loss from investment transactions	(50,649)	(461,899)	(4,400,659)	(28,909)	(342,897)	(1,341,419)

Net increase (decrease) in net assets resulting from operations	395,182	(244,707)	183,425,443	(30,411)	(262,957)	78,474,786

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(842,653)	(990,729)	(193,310,637)	(256,378)	(619,875)	(77,559,806)

Capital Shares	(876)	(486)	(135,656)	(74)	(39)	(76,698)

Service Shares	(1)	(2)	(300)	(1)	(1)	(6,973)

Preferred Shares	(14)	(70)	(42,411)	(154)	(152)	(42,649)

Select Shares	(446)	(278)	(319,301)	(2,271)	(5,954)	(789,855)

Administration Shares	(1,056)	(146)	(45,086)	(3,194)	(2,152)	(444,229)

Cash Management Shares	—	(1)	(9)	—	(1)	(9)

Premier Shares	—	(1)	(11)	—	(1)	(11)

Resource Shares	—	(1)	(11)	—	(1)	(11)

Drexel Hamilton Shares	—	—	—	(10,788)	(15,151)	(222,875)

Total distributions to shareholders	(845,046)	(991,714)	(193,853,422)	(272,860)	(643,327)	(79,143,116)

From share transactions

Proceeds from sales of shares	9,332,039,008	4,518,751,604	78,480,208,605	3,094,120,014	1,598,365,808	23,481,618,298

Reinvestment of distributions	600,178	711,579	103,679,725	204,392	449,261	46,774,158

Cost of shares redeemed	(9,594,404,868)	(7,077,678,629)	(89,738,454,628)	(4,381,791,148)	(3,433,760,005)	(24,964,599,237)

Net decrease in net assets resulting from share transactions	(261,765,682)	(2,558,215,446)	(11,154,566,298)	(1,287,466,742)	(1,834,944,936)	(1,436,206,781)

NET DECREASE	(262,215,546)	(2,559,451,867)	(11,164,994,277)	(1,287,770,013)	(1,835,851,220)	(1,436,875,111)

Net assets:

Beginning of period	4,060,387,993	6,619,839,860	17,784,834,137	2,973,286,696	4,809,137,916	6,246,013,027

End of period	$3,798,172,447	$4,060,387,993	$6,619,839,860	$1,685,516,683	$2,973,286,696	$4,809,137,916

†	The Funds changed their fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Instruments Fund			Treasury Obligations Fund
	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020
From operations:
Net investment income	$1,697,531	$741,423	$572,078,874	$3,759,688	$497,453	$153,535,660
Net realized gain from investment transactions	610,734	129,652	20,901,374	1,143,357	358,383	6,731,060

Net increase in net assets resulting from operations	2,308,265	871,075	592,980,248	4,903,045	855,836	160,266,720

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(2,492,962)	(1,172,410)	(572,962,578)	(4,368,044)	(935,691)	(132,077,257)
Capital Shares	(21,975)	(9,741)	(8,336,562)	(41,227)	(13,279)	(3,428,674)
Service Shares	(9,532)	(1,765)	(176,314)	(134,022)	(40,579)	(6,461,492)
Preferred Shares	(3,923)	(1,871)	(919,744)	(58,215)	(18,987)	(3,661,923)
Select Shares	(6,203)	(6,506)	(1,704,555)	(25,843)	(8,500)	(486,531)
Administration Shares	(51,689)	(25,304)	(13,043,114)	(311,769)	(91,693)	(14,614,602)
Cash Management Shares	(363)	(170)	(53,744)	(4,088)	(633)	(108,803)
Premier Shares	(4,363)	(2,932)	(1,019,410)	(1,518)	(571)	(128,767)
Resource Shares	—	(1)	(6)	—	(1)	(6)
Total distributions to shareholders	(2,591,010)	(1,220,700)	(598,216,027)	(4,944,726)	(1,109,934)	(160,968,055)

From share transactions
Proceeds from sales of shares	137,044,887,891	60,196,183,321	355,916,515,357	195,860,617,038	66,608,512,585	255,687,212,214
Reinvestment of distributions	1,499,466	700,269	325,529,187	2,310,414	429,229	66,582,114
Cost of shares redeemed	(119,927,233,506)	(68,435,569,288)	(323,780,571,442)	(200,160,868,828)	(54,621,016,772)	(245,417,780,026)

Net increase (decrease) in net assets resulting from share transactions	17,119,153,851	(8,238,685,698)	32,461,473,102	(4,297,941,376)	11,987,925,042	10,336,014,302
NET INCREASE (DECREASE)	17,118,871,106	(8,239,035,323)	32,456,237,323	(4,297,983,057)	11,987,670,945	10,335,312,967

Net assets:
Beginning of period	78,915,758,089	87,154,793,412	54,698,556,089	38,885,498,788	26,897,827,843	16,562,514,876
End of period	$96,034,629,195	$78,915,758,089	$87,154,793,412	$34,587,515,731	$38,885,498,788	$26,897,827,843

†	The Funds changed their fiscal year end from August 31 to November 30.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Solutions Fund
	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$42,466	$63,625	$84,944,805

Net realized gain from investment transactions	269,891	14,950	6,294,118

Net increase in net assets resulting from operations	312,357	78,575	91,238,923

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(315,146)	(156,692)	(84,516,483)

Capital Shares	(7,064)	(3,278)	(1,276,222)

Service Shares	(8,047)	(3,430)	(810,330)

Preferred Shares	(1,747)	(842)	(454,175)

Select Shares	(177)	(101)	(93,299)

Administration Shares	(14,084)	(7,842)	(2,714,596)

Cash Management Shares	(9,264)	(4,387)	(1,122,646)

Premier Shares	(2,395)	(1,520)	(950,305)

Resource Shares	—	(1)	(6)

Total distributions to shareholders	(357,924)	(178,093)	(91,938,062)

From share transactions

Proceeds from sales of shares	18,728,999,476	7,511,013,555	65,182,195,146

Reinvestment of distributions	210,385	109,544	57,158,747

Cost of shares redeemed	(20,293,805,826)	(8,356,792,865)	(60,968,545,207)

Net increase (decrease) in net assets resulting from share transactions	(1,564,595,965)	(845,669,766)	4,270,808,686

NET INCREASE (DECREASE)	(1,564,641,532)	(845,769,284)	4,270,109,547

Net assets:

Beginning of period	12,011,678,081	12,857,447,365	8,587,337,818

End of period	$10,447,036,549	$12,011,678,081	$12,857,447,365

†	The Funds changed their fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.	47

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Institutional Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)(a)	—	(b)	—	(b)	0.007	0.021	0.013	0.005	0.002

Net realized gain	—	(b)	—	(b)	0.003	0.001	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.010	0.022	0.013	0.005	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.010)	(0.022)	(0.013)	(0.005)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.010)	(0.022)	(0.013)	(0.005)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.99%	2.18%	1.34%	0.52%	0.16%

Net assets, end of period (in 000’s)	$2,639,942		$3,639,742		$3,761,104	$1,453,995	$508,647	$556,458	$577,395

Ratio of net expenses to average net assets	0.11	%(f)	0.14	%(f)	0.15%	0.18%	0.20%	0.20%	0.20	%(f)

Ratio of total expenses to average net assets	0.19	%(f)	0.21	%(f)	0.21%	0.22%	0.25%	0.28%	0.39	%(f)

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	0.01	%(f)	0.67%	2.15%	1.33%	0.51%	0.19	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Capital Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)(a)	—	(b)	—	(b)	0.007	0.019	0.012	0.003	—	(b)

Net realized gain	—	(b)	—	(b)	0.002	0.001	— (b)	0.001	—	(b)

Total from investment operations	—	(b)	—	(b)	0.009	0.020	0.012	0.004	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.85%	2.03%	1.19%	0.37%	0.05%

Net assets, end of period (in 000’s)	$527		$3,267		$1,135	$626	$5,136	$16,147	$50

Ratio of net expenses to average net assets	0.11	%(f)	0.15	%(f)	0.28%	0.33%	0.35%	0.35%	0.33	%(f)

Ratio of total expenses to average net assets	0.34	%(f)	0.36	%(f)	0.36%	0.37%	0.40%	0.43%	0.54	%(f)

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	(0.01	)%(f)	0.74%	1.90%	1.04%	0.31%	0.04	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

48	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Service Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)(a)	—	(b)	—	(b)	0.006	0.016	0.008	0.001	—	(b)

Net realized gain	—	(b)	—	(b)	— (b)	0.001	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.006	0.017	0.008	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.006)	(0.017)	(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.006)	(0.017)	(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.63%	1.67%	0.84%	0.10%	0.01%

Net assets, end of period (in 000’s)	$10,564		$10,277		$11,490	$11,493	$11,003	$15,129	$14,949

Ratio of net expenses to average net assets	0.11	%(f)	0.15	%(f)	0.50%	0.68%	0.70%	0.62%	0.39	%(f)

Ratio of total expenses to average net assets	0.69	%(f)	0.71	%(f)	0.71%	0.72%	0.75%	0.78%	0.89	%(f)

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	(0.01	)%(f)	0.57%	1.64%	0.83%	0.09%	(0.01	)%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Preferred Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)(a)	—	(b)	—	(b)	0.004	0.021	0.012	0.004	0.001

Net realized gain	—	(b)	—	(b)	0.005	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.009	0.021	0.012	0.004	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.021)	(0.012)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.021)	(0.012)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.89%	2.08%	1.24%	0.42%	0.08%

Net assets, end of period (in 000’s)	$2,807		$6,019		$22,779	$5,536	$2,386	$50	$50

Ratio of net expenses to average net assets	0.11	%(f)	0.15	%(f)	0.24%	0.28%	0.30%	0.30%	0.29	%(f)

Ratio of total expenses to average net assets	0.29	%(f)	0.31	%(f)	0.31%	0.32%	0.35%	0.38%	0.49	%(f)

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	(0.01	)%(f)	0.39%	2.09%	1.43%	0.41%	0.08	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	49

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Select Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)(a)	—	(b)	—		0.010	0.021	0.013	0.005	0.001

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.010	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.96%	2.15%	1.31%	0.49%	0.13%

Net assets, end of period (in 000’s)	$49		$49		$49	$49	$48	$47	$50

Ratio of net expenses to average net assets	0.11	%(f)	0.15	%(f)	0.18%	0.21%	0.23%	0.23%	0.23	%(f)

Ratio of total expenses to average net assets	0.22	%(f)	0.24	%(f)	0.24%	0.25%	0.28%	0.31%	0.42	%(f)

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	—	%(e)(f)	0.91%	2.11%	1.30%	0.48%	0.14	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Administration Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)(a)	—	(b)	—	(b)	0.007	0.019	0.011	0.003	—	(b)

Net realized gain	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.008	0.019	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.78%	1.93%	1.09%	0.27%	0.01%

Net assets, end of period (in 000’s)	$57,085		$76,144		$73,011	$61,267	$59,447	$50,768	$43,835

Ratio of net expenses to average net assets	0.11	%(f)	0.15	%(f)	0.35%	0.43%	0.45%	0.45%	0.39	%(f)

Ratio of total expenses to average net assets	0.44	%(f)	0.46	%(f)	0.46%	0.47%	0.50%	0.53%	0.64	%(f)

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	(0.01	)%(f)	0.69%	1.89%	1.08%	0.26%	(0.01	)%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

50	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Cash Management Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,					Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income (loss)(a)	—	(b)	—	(b)	0.002	0.013	0.005	—	(b)	—	(b)

Net realized gain	—	(b)	—	(b)	0.003	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.005	0.014	0.005	—	(b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.005)	(0.014)	(0.005)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.005)	(0.014)	(0.005)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	—	%(e)	—	%(e)	0.46%	1.37%	0.53%	0.01%		0.01%

Net assets, end of period (in 000’s)	$96,702		$73,555		$52,216	$92	$50	$50		$50

Ratio of net expenses to average net assets	0.11	%(f)	0.15	%(f)	0.45%	0.98%	1.00%	0.71%		0.38	%(f)

Ratio of total expenses to average net assets	0.99	%(f)	1.01	%(f)	1.01%	1.02%	1.05%	1.08%		1.19	%(f)

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	(0.01	)%(f)	0.12%	1.34%	0.53%	0.01%		—	%(e)(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Premier Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)(a)	—	(b)	—		0.007	0.018	0.010	0.002	—	(b)

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.007	0.018	0.010	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.72%	1.82%	0.99%	0.19%	0.01%

Net assets, end of period (in 000’s)	$52		$52		$52	$52	$51	$50	$50

Ratio of net expenses to average net assets	0.11	%(f)	0.15	%(f)	0.42%	0.53%	0.55%	0.53%	0.38	%(f)

Ratio of total expenses to average net assets	0.55	%(f)	0.56	%(f)	0.56%	0.57%	0.60%	0.63%	0.74	%(f)

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	—	%(e)(f)	0.67%	1.79%	0.99%	0.19%	—	%(e)(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	51

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Class A Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.019	0.011	0.003	—	(b)

Net realized gain	—	(b)	—	(b)	0.001	0.001	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.008	0.020	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.76%	1.97%	1.12%	0.30%	0.01%

Net assets, end of period (in 000’s)	$388,038		$282,556		$366,871	$244,295	$69,681	$55,506	$1,563

Ratio of net expenses to average net assets	0.09	%(f)	0.20	%(f)	0.39%	0.43%	0.42%	0.43%	0.43	%(f)

Ratio of total expenses to average net assets	0.43	%(f)	0.43	%(f)	0.43%	0.43%	0.44%	0.48%	0.48	%(f)

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.69%	1.94%	1.12%	0.34%	0.02	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Class C Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,					Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	—	(b)	—	(b)	0.003	0.012	0.004	—	(b)	—	(b)

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.003	0.012	0.004	—	(b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.003)	(0.012)	(0.004)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.003)	(0.012)	(0.004)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.01%		—	%(e)	0.34%	1.21%	0.39%	0.01%		0.01%

Net assets, end of period (in 000’s)	$5,057		$6,327		$6,529	$4,532	$4,928	$5,937		$413

Ratio of net expenses to average net assets	0.09	%(f)	0.20	%(f)	0.73%	1.18%	1.15%	0.70%		0.44	%(f)

Ratio of total expenses to average net assets	1.18	%(f)	1.18	%(f)	1.18%	1.18%	1.19%	1.23%		1.23	%(f)

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.25%	1.19%	0.37%	0.01%		0.01	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

52	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Institutional Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.022	0.014	0.006	0.002

Net realized gain	—	(b)	—	(b)	0.003	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	0.010	0.022	0.014	0.006	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.01%		0.97%	2.23%	1.38%	0.55%	0.20%

Net assets, end of period (in 000’s)	$186,788,803		$154,904,106		$204,287,540	$100,539,271	$96,230,361	$79,411,937	$63,804,041

Ratio of net expenses to average net assets	0.09	%(e)	0.18	%(e)	0.18%	0.18%	0.17%	0.18%	0.18%

Ratio of total expenses to average net assets	0.18	%(e)	0.18	%(e)	0.18%	0.18%	0.19%	0.23%	0.23%

Ratio of net investment income to average net assets	0.02	%(e)	—	%(e)(f)	0.70%	2.19%	1.39%	0.55%	0.21%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Government Fund — Capital Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.008	0.021	0.012	0.004	0.001

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	0.008	0.021	0.012	0.004	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.021)	(0.012)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.021)	(0.012)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.83%	2.08%	1.22%	0.40%	0.08%

Net assets, end of period (in 000’s)	$1,260,726		$1,435,345		$1,291,798	$1,302,391	$1,287,999	$893,496	$1,390,271

Ratio of net expenses to average net assets	0.09	%(f)	0.19	%(f)	0.32%	0.33%	0.32%	0.33%	0.30%

Ratio of total expenses to average net assets	0.33	%(f)	0.33	%(f)	0.33%	0.33%	0.34%	0.38%	0.38%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.76%	2.05%	1.24%	0.37%	0.07%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	53

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Service Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.006	0.017	0.009	0.001	—	(b)

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.006	0.017	0.009	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.61%	1.72%	0.87%	0.12%	0.01%

Net assets, end of period (in 000’s)	$916,970		$860,075		$1,775,966	$665,252	$587,810	$337,219	$368,299

Ratio of net expenses to average net assets	0.09	%(f)	0.20	%(f)	0.53%	0.68%	0.67%	0.60%	0.36%

Ratio of total expenses to average net assets	0.68	%(f)	0.68	%(f)	0.68%	0.68%	0.69%	0.73%	0.73%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.58%	1.69%	0.93%	0.11%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Preferred Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.009	0.021	0.013	0.004	0.001

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.001	— (b)

Total from investment operations	—	(b)	—	(b)	0.009	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.88%	2.13%	1.28%	0.45%	0.12%

Net assets, end of period (in 000’s)	$1,117,877		$820,201		$1,627,349	$1,755,404	$1,330,598	$553,781	$536,818

Ratio of net expenses to average net assets	0.09	%(f)	0.20	%(f)	0.28%	0.28%	0.27%	0.28%	0.27%

Ratio of total expenses to average net assets	0.28	%(f)	0.28	%(f)	0.28%	0.28%	0.29%	0.33%	0.33%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.89%	2.08%	1.32%	0.43%	0.13%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

54	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Select Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.009	0.022	0.013	0.005	0.002

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	0.009	0.022	0.013	0.005	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.022)	(0.013)	(0.005)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.022)	(0.013)	(0.005)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.94%	2.20%	1.35%	0.52%	0.17%

Net assets, end of period (in 000’s)	$919,544		$448,540		$481,493	$825,651	$598,258	$2,921,971	$2,471,275

Ratio of net expenses to average net assets	0.09	%(f)	0.20	%(f)	0.21%	0.21%	0.20%	0.21%	0.21%

Ratio of total expenses to average net assets	0.21	%(f)	0.21	%(f)	0.21%	0.21%	0.22%	0.26%	0.26%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.86%	2.16%	1.19%	0.52%	0.21%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Administration Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.008	0.020	0.011	0.003	—	(b)

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.008	0.020	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.76%	1.97%	1.12%	0.30%	0.02%

Net assets, end of period (in 000’s)	$6,490,280		$5,706,517		$5,421,224	$4,862,853	$4,454,065	$4,138,362	$2,673,689

Ratio of net expenses to average net assets	0.09	%(f)	0.20	%(f)	0.39%	0.43%	0.42%	0.43%	0.36%

Ratio of total expenses to average net assets	0.43	%(f)	0.43	%(f)	0.43%	0.43%	0.44%	0.48%	0.48%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.76%	1.95%	1.13%	0.32%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	55

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Cash Management Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	—	(b)	—	(b)	0.004	0.013	0.006	—	(b)	—	(b)

Net realized gain	—	(b)	—	(b)	0.001	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.005	0.014	0.006	—	(b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.005)	(0.014)	(0.006)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.005)	(0.014)	(0.006)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.01%		—	%(e)	0.45%	1.42%	0.57%	0.02%		0.02%

Net assets, end of period (in 000’s)	$294,956		$168,903		$198,129	$96,690	$6,573	$3,779		$14

Ratio of net expenses to average net assets	0.09	%(f)	0.20	%(f)	0.65%	0.98%	0.97%	0.62%		0.35%

Ratio of total expenses to average net assets	0.98	%(f)	0.98	%(f)	0.98%	0.98%	0.99%	1.03%		1.03%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.35%	1.35%	0.64%	0.01%		0.06%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Premier Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.019	0.010	0.003	—	(b)

Net realized loss	—	(b)	—	(b)	— (b)	— (b)	— (b)	(0.001)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.007	0.019	0.010	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.007)	(0.019)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.007)	(0.019)	(0.010)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.70%	1.87%	1.02%	0.22%	0.02%

Net assets, end of period (in 000’s)	$211,664		$219,114		$195,822	$190,633	$168,032	$101,311	$1

Ratio of net expenses to average net assets	0.09	%(f)	0.20	%(f)	0.46%	0.53%	0.52%	0.52%	0.20%

Ratio of total expenses to average net assets	0.53	%(f)	0.53	%(f)	0.53%	0.53%	0.54%	0.58%	0.58%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.70%	1.85%	0.99%	0.28%	0.40%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

56	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Resource Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.005	0.015	0.007	0.001	—	(b)

Net realized gain	—	(b)	—	(b)	— (b)	0.001	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.005	0.016	0.007	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.005)	(0.016)	(0.007)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.005)	(0.016)	(0.007)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.53%	1.57%	0.72%	0.05%	0.01%

Net assets, end of period (in 000’s)	$83,026		$93,981		$83,378	$70,841	$70,747	$74,864	$17,634

Ratio of net expenses to average net assets	0.09	%(f)	0.20	%(f)	0.60%	0.83%	0.82%	0.69%	0.43%

Ratio of total expenses to average net assets	0.83	%(f)	0.83	%(f)	0.83%	0.83%	0.84%	0.88%	0.88%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.47%	1.54%	0.70%	0.06%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Class R6 Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.009	0.022	0.014	0.006	0.002

Net realized gain	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.010	0.022	0.014	0.006	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.01%		0.97%	2.23%	1.38%	0.55%	0.18%

Net assets, end of period (in 000’s)	$124,601		$91,630		$115,111	$96,804	$49,441	$12,773	$4,705

Ratio of net expenses to average net assets	0.09	%(e)	0.18	%(e)	0.18%	0.18%	0.17%	0.18%	0.18	%(e)

Ratio of total expenses to average net assets	0.18	%(e)	0.18	%(e)	0.18%	0.18%	0.19%	0.23%	0.23	%(e)

Ratio of net investment income to average net assets	0.02	%(e)	—	%(e)(f)	0.93%	2.20%	1.54%	0.56%	0.26	%(e)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on December 29, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	57

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Drexel Hamilton Class Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Period Ended August 31, 2020*
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income(a)	—	(b)	—	(b)	0.005

Net realized gain	—	(b)	—	(b)	0.004

Total from investment operations	—	(b)	—	(b)	0.009

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00		$1.00

Total return(d)	0.01%		0.01%		0.93%

Net assets, end of period (in 000’s)	$4,937,970		$3,042,967		$2,354,098

Ratio of net expenses to average net assets	0.09	%(e)	0.18	%(e)	0.18	%(e)

Ratio of total expenses to average net assets	0.18	%(e)	0.18	%(e)	0.18	%(e)

Ratio of net investment income to average net assets	0.02	%(e)	—	%(e)(f)	0.54	%(e)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on September 9, 2019.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Institutional Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0011		$1.0006	$1.0003	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0001		—	(c)	0.0152	0.0244	0.0187	0.0071	0.003

Net realized and unrealized gain (loss)	0.0001		(0.0001)		(0.0027)	0.0004	(0.0019)	0.0015	— (b)

Total from investment operations	0.0002		(0.0001)		0.0125	0.0248	0.0168	0.0086	0.003

Distributions to shareholders from net investment income	(0.0001)		—	(c)	(0.0120)	(0.0245)	(0.0168)	(0.0082)	(0.003)

Distributions to shareholders from net realized gains	(0.0002)		(0.0002)		— (c)	— (c)	— (c)	(0.0001)	— (b)

Total distributions(d)	(0.0003)		(0.0002)		(0.0120)	(0.0245)	(0.0168)	(0.0083)	(0.003)

Net asset value, end of period	$1.0007		$1.0008		$1.0011	$1.0006	$1.0003	$1.0003	$1.000

Total return(e)	0.02%		(0.01)%		1.25%	2.52%	1.68%	0.87%	0.32%

Net assets, end of period (in 000’s)	$3,791,637		$4,042,145		$6,595,783	$17,728,767	$11,570,439	$2,542,693	$15,336,774

Ratio of net expenses to average net assets	0.13	%(f)	0.18	%(f)	0.15%	0.13%	0.11%	0.18%	0.18%

Ratio of total expenses to average net assets	0.19	%(f)	0.19	%(f)	0.18%	0.18%	0.20%	0.25%	0.23%

Ratio of net investment income to average net assets	0.01	%(f)	0.01	%(f)	1.52%	2.44%	1.87%	0.71%	0.32%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Capital Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0011		$1.0006	$1.0004	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	—	(c)	0.0100	0.0231	0.0177	0.0020	0.002

Net realized and unrealized gain (loss)	—	(c)	0.0001		0.0010	0.0011	0.0001	0.0051	— (b)

Total from investment operations	—	(c)	0.0001		0.0110	0.0242	0.0178	0.0071	0.002

Distributions to shareholders from net investment income	—	(c)	—	(c)	(0.0105)	(0.0240)	(0.0177)	(0.0068)	(0.002)

Distributions to shareholders from net realized gains	(0.0002)		(0.0002)		— (c)	— (c)	— (c)	—	— (b)

Total distributions(d)	(0.0002)		(0.0002)		(0.0105)	(0.0240)	(0.0177)	(0.0068)	(0.002)

Net asset value, end of period	$1.0008		$1.0010		$1.0011	$1.0006	$1.0004	$1.0003	$1.000

Total return(e)	—	%(f)	(0.01)%		1.10%	2.35%	1.54%	0.72%	0.18%

Net assets, end of period (in 000’s)	$3,091		$11.541		$15,265	$11,720	$1	$1	$108,671

Ratio of net expenses to average net assets	0.15	%(g)	0.24	%(g)	0.29%	0.28%	0.11%	0.33%	0.33%

Ratio of total expenses to average net assets	0.34	%(g)	0.34	%(g)	0.33%	0.33%	0.35%	0.40%	0.38%

Ratio of net investment income (loss) to average net assets	(0.01	)%(g)	(0.06	)%(g)	1.00%	2.31%	1.77%	0.20%	0.18%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Amount is less than 0.005%.
(g)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Service Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0000		$1.0006		$1.0002	$1.0001	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0004		0.0126	0.0199	0.0115	0.0011	—	(b)

Net realized and unrealized gain (loss)	0.0008		(0.0004)		(0.0041)	(0.0003)	0.0001	0.0027	—	(b)

Total from investment operations	0.0008		—		0.0085	0.0196	0.0116	0.0038	—	(b)

Distributions to shareholders from net investment income	—	(c)	(0.0003)		(0.0081)	(0.0195)	(0.0118)	(0.0034)	—	(b)

Distributions to shareholders from net realized gains	(0.0002)		(0.0003)		— (c)	— (c)	— (c)	(0.0001)	—	(b)

Total distributions(d)	(0.0002)		(0.0006)		(0.0081)	(0.0195)	(0.0118)	(0.0035)	—	(b)

Net asset value, end of period	$1.0006		$1.0000		$1.0006	$1.0002	$1.0001	$1.0003	$1.000

Total return(e)	0.08%		(0.06)%		0.81%	1.99%	1.16%	0.38%	0.01%

Net assets, end of period (in 000’s)	$3		$3		$3	$8	$128	$67	$17,000

Ratio of net expenses to average net assets	0.15	%(f)	0.26	%(f)	0.64%	0.63%	0.61%	0.60%	0.49%

Ratio of total expenses to average net assets	0.74	%(f)	0.69	%(f)	0.68%	0.68%	0.70%	0.75%	0.73%

Ratio of net investment income to average net assets	0.05	%(f)	0.03	%(f)	1.26%	1.99%	1.15%	0.11%	—	%(g)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	61

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Preferred Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0011		$1.0006	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	—	(c)	0.0136	0.0231	0.0172	0.0032	0.002

Net realized and unrealized gain (loss)	0.0001		(0.0001)		(0.0021)	0.0008	(0.0015)	0.0044	— (b)

Total from investment operations	0.0001		(0.0001)		0.0115	0.0239	0.0157	0.0076	0.002

Distributions to shareholders from net investment income	—	(c)	—	(c)	(0.0110)	(0.0235)	(0.0158)	(0.0072)	(0.002)

Distributions to shareholders from net realized gains	(0.0002)		(0.0002)		— (c)	— (c)	— (c)	(0.0001)	— (b)

Total distributions(d)	(0.0002)		(0.0002)		(0.0110)	(0.0235)	(0.0158)	(0.0073)	(0.002)

Net asset value, end of period	$1.0007		$1.0008		$1.0011	$1.0006	$1.0002	$1.0003	$1.000

Total return(e)	0.01%		(0.03)%		1.15%	2.41%	1.58%	0.77%	0.22%

Net assets, end of period (in 000’s)	$66		$66		$1,919	$4,901	$2,752	$1,418	$59,053

Ratio of net expenses to average net assets	0.14	%(f)	0.24	%(f)	0.25%	0.23%	0.21%	0.28%	0.28%

Ratio of total expenses to average net assets	0.29	%(f)	0.29	%(f)	0.28%	0.28%	0.30%	0.35%	0.33%

Ratio of net investment income (loss) to average net assets	—	%(f)(g)	(0.05	)%(f)	1.35%	2.31%	1.72%	0.32%	0.20%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

62	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Select Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0007		$1.0009		$1.0006	$1.0003	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	—	(c)	0.0163	0.0240	0.0182	0.0040	0.003

Net realized and unrealized gain (loss)	0.0001		—	(c)	(0.0043)	0.0005	(0.0017)	0.0043	— (b)

Total from investment operations	0.0001		—	(c)	0.0120	0.0245	0.0165	0.0083	0.003

Distributions to shareholders from net investment income	—	(c)	—	(c)	(0.0117)	(0.0242)	(0.0165)	(0.0079)	(0.003)

Distributions to shareholders from net realized gains	(0.0002)		(0.0002)		— (c)	— (c)	— (c)	(0.0001)	— (b)

Total distributions(d)	(0.0002)		(0.0002)		(0.0117)	(0.0242)	(0.0165)	(0.0080)	(0.003)

Net asset value, end of period	$1.0006		$1.0007		$1.0009	$1.0006	$1.0003	$1.0003	$1.000

Total return(e)	0.01%		(0.01)%		1.20%	2.49%	1.65%	0.84%	0.29%

Net assets, end of period (in 000’s)	$1,700		$2,361		$2,362	$34,943	$34,354	$9,847	$1,080,075

Ratio of net expenses to average net assets	0.14	%(f)	0.21	%(f)	0.18%	0.16%	0.14%	0.21%	0.21%

Ratio of total expenses to average net assets	0.22	%(f)	0.22	%(f)	0.21%	0.21%	0.23%	0.28%	0.26%

Ratio of net investment income (loss) to average net assets	0.01	%(f)	(0.03	%)(f)	1.63%	2.40%	1.82%	0.40%	0.29%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Administration Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0007		$1.0010		$1.0005	$1.0003	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	—	(c)	0.0094	0.0214	0.0140	0.0024	0.001

Net realized and unrealized gain (loss)	0.0001		(0.0001)		0.0007	0.0008	0.0003	0.0037	— (b)

Total from investment operations	0.0001		(0.0001)		0.0101	0.0222	0.0143	0.0061	0.001

Distributions to shareholders from net investment income	—	(c)	—	(c)	(0.0096)	(0.0220)	(0.0143)	(0.0057)	(0.001)

Distributions to shareholders from net realized gains	(0.0002)		(0.0002)		— (c)	— (c)	— (c)	(0.0001)	— (b)

Total distributions(d)	(0.0002)		(0.0002)		(0.0096)	(0.0220)	(0.0143)	(0.0058)	(0.001)

Net asset value, end of period	$1.0006		$1.0007		$1.0010	$1.0005	$1.0003	$1.0003	$1.000

Total return(e)	0.01%		(0.03)%		1.01%	2.25%	1.43%	0.61%	0.10%

Net assets, end of period (in 000’s)	$1,673		$4,270		$4,506	$4,493	$3,218	$5,516	$316,162

Ratio of net expenses to average net assets	0.14	%(f)	0.24	%(f)	0.38%	0.38%	0.36%	0.43%	0.40%

Ratio of total expenses to average net assets	0.44	%(f)	0.44	%(f)	0.43%	0.43%	0.45%	0.50%	0.48%

Ratio of net investment income (loss) to average net assets	—	%(f)(g)	(0.05	)%(f)	0.93%	2.14%	1.40%	0.24%	0.09%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

64	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Cash Management Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$0.9999		$1.0009		$1.0007	$1.0004	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0002		0.0009		0.0097	0.0182	0.0106	0.0001	—	(b)

Net realized and unrealized gain (loss)	0.0009		(0.0010)		(0.0008)	0.0003	0.0001	0.0017	—	(b)

Total from investment operations	0.0011		(0.0001)		0.0089	0.0185	0.0107	0.0018	—	(b)

Distributions to shareholders from net investment income	(0.0002)		(0.0009)		(0.0087)	(0.0182)	(0.0106)	(0.0015)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	—	(c)	— (c)	— (c)	— (c)	— (c)	—	(b)

Total distributions(d)	(0.0002)		(0.0009)		(0.0087)	(0.0182)	(0.0106)	(0.0015)	—	(b)

Net asset value, end of period	$1.0008		$0.9999		$1.0009	$1.0007	$1.0004	$1.0003	$1.000

Total return(e)	0.11%		(0.10)%		0.60%	1.69%	0.89%	0.18%	0.01%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$10,742

Ratio of net expenses to average net assets	0.13	%(f)	0.18	%(f)	0.68%	0.85%	0.83%	0.50%	0.51%

Ratio of total expenses to average net assets	0.90	%(f)	0.99	%(f)	0.98%	0.98%	1.00%	1.05%	1.03%

Ratio of net investment income to average net assets	0.06	%(f)	—	%(f)(g)	0.89%	1.81%	1.06%	0.01%	—	%(g)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	65

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Premier Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0000		$1.0010		$1.0006	$1.0004	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0002		0.0009		0.0115	0.0217	0.0142	0.0068	0.001

Net realized and unrealized gain (loss)	0.0008		(0.0010)		(0.0003)	0.0002	0.0001	(0.0016)	— (b)

Total from investment operations	0.0010		(0.0001)		0.0112	0.0219	0.0143	0.0052	0.001

Distributions to shareholders from net investment income	(0.0002)		(0.0009)		(0.0108)	(0.0217)	(0.0142)	(0.0049)	(0.001)

Distributions to shareholders from net realized gains	—	(c)	—	(c)	— (c)	— (c)	— (c)	— (c)	— (b)

Total distributions(d)	(0.0002)		(0.0009)		(0.0108)	(0.0217)	(0.0142)	(0.0049)	(0.001)

Net asset value, end of period	$1.0008		$1.0000		$1.0010	$1.0006	$1.0004	$1.0003	$1.000

Total return(e)	0.10%		(0.10)%		0.91%	2.15%	1.35%	0.52%	0.10%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.13	%(f)	0.18	%(f)	0.45%	0.48%	0.47%	0.53%	0.19%

Ratio of total expenses to average net assets	0.54	%(f)	0.54	%(f)	0.53%	0.53%	0.55%	0.60%	0.58%

Ratio of net investment income to average net assets	0.06	%(f)	—	%(f)(g)	1.10%	2.17%	1.42%	0.69%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

66	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Resource Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$0.9999		$1.0008		$1.0006	$1.0004	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0002		0.0009		0.0116	0.0217	0.0142	0.0068	0.001

Net realized and unrealized gain (loss)	0.0009		(0.0009)		(0.0005)	0.0002	0.0001	(0.0040)	— (b)

Total from investment operations	0.0011		—	(c)	0.0111	0.0219	0.0143	0.0028	0.001

Distributions to shareholders from net investment income	(0.0002)		(0.0009)		(0.0109)	(0.0217)	(0.0142)	(0.0025)	(0.001)

Distributions to shareholders from net realized gains	—	(c)	—	(c)	— (c)	— (c)	— (c)	— (c)	— (b)

Total distributions(d)	(0.0002)		(0.0009)		(0.0109)	(0.0217)	(0.0142)	(0.0025)	(0.001)

Net asset value, end of period	$1.0008		$0.9999		$1.0008	$1.0006	$1.0004	$1.0003	$1.000

Total return(e)	0.11%		(0.09)%		0.69%	1.84%	1.04%	0.28%	0.10%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.13	%(f)	0.18	%(f)	0.45%	0.49%	0.47%	0.53%	0.19%

Ratio of total expenses to average net assets	0.54	%(f)	0.84	%(f)	0.83%	0.83%	0.85%	0.90%	0.88%

Ratio of net investment income to average net assets	0.06	%(f)	—	%(f)(g)	1.11%	2.17%	1.42%	0.68%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	67

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Institutional Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0013		$1.0006	$1.0003	$1.0003	$1.0000		$1.000

Net investment income (loss)(a)	—	(c)	—	(c)	0.0130	0.0243	0.0182	0.0073		0.003

Net realized and unrealized gain (loss)	—	(c)	(0.0001)		(0.0002)	0.0004	(0.0014)	0.0014		— (b)

Total from investment operations	—	(c)	(0.0001)		0.0128	0.0247	0.0168	0.0087		0.003

Distributions to shareholders from net investment income	—	(c)	—	(c)	(0.0121)	(0.0244)	(0.0168)	(0.0083)		(0.003)

Distributions to shareholders from net realized gains	(0.0001)		(0.0002)		— (c)	— (c)	— (c)	(0.0001	)(c)	— (b)

Total distributions(d)	(0.0001)		(0.0002)		(0.0121)	(0.0244)	(0.0168)	(0.0084)		(0.003)

Net asset value, end of period	$1.0009		$1.0010		$1.0013	$1.0006	$1.0003	$1.0003		$1.000

Total return(e)	—	%(f)	(0.01)%		1.28%	2.51%	1.68%	0.87%		0.29%

Net assets, end of period (in 000’s)	$1,593,122		$2,747,965		$4,619,641	$6,122,574	$3,766,257	$1,467,979		$7,299,656

Ratio of net expenses to average net assets	0.16	%(g)	0.18	%(g)	0.16%	0.13%	0.11%	0.18%		0.18%

Ratio of total expenses to average net assets	0.19	%(g)	0.19	%(g)	0.18%	0.18%	0.21%	0.27%		0.23%

Ratio of net investment income (loss) to average net assets	(0.01	)%(g)	—	%(f)(g)	1.30%	2.43%	1.82%	0.73%		0.31%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Amount is less than 0.005%.
(g)	Annualized.

68	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Capital Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.0009		$1.0012		$1.0006	$1.0002	$1.0003	$1.0000		$1.000

Net investment income (loss)(a)	—	(c)	—	(c)	0.0108	0.0227	0.0178	0.0024		0.002

Net realized and unrealized gain (loss)	—	(c)	(0.0001)		0.0004	0.0006	(0.0026)	0.0048		— (b)

Total from investment operations	—	(c)	(0.0001)		0.0112	0.0233	0.0152	0.0072		0.002

Distributions to shareholders from net investment income	—	(c)	—	(c)	(0.0106)	(0.0229)	(0.0153)	(0.0068)		(0.002)

Distributions to shareholders from net realized gains	(0.0001)		(0.0002)		— (c)	— (c)	— (c)	(0.0001	)(c)	— (b)

Total distributions(d)	(0.0001)		(0.0002)		(0.0106)	(0.0229)	(0.0153)	(0.0069)		(0.002)

Net asset value, end of period	$1.0008		$1.0009		$1.0012	$1.0006	$1.0002	$1.0003		$1.000

Total return(e)	—	%(f)	(0.03)%		1.12%	2.35%	1.53%	0.72%		0.16%

Net assets, end of period (in 000’s)	$911		$911		$1,014	$6,755	$6,829	$407		$140,138

Ratio of net expenses to average net assets	0.17	%(g)	0.23	%(g)	0.31%	0.28%	0.26%	0.33%		0.31%

Ratio of total expenses to average net assets	0.34	%(g)	0.34	%(g)	0.33%	0.33%	0.36%	0.42%		0.38%

Ratio of net investment income (loss) to average net assets	(0.02	)%(g)	(0.05	)%(g)	1.07%	2.27%	1.78%	0.24%		0.16%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Amount is less than 0.005%.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.	69

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Service Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.0001		$1.0004		$1.0004	$1.0002	$1.0003	$1.0000		$1.000

Net investment income (loss)(a)	—	(c)	—	(c)	0.0167	0.0197	0.0145	0.0003		—	(b)

Net realized and unrealized gain (loss)	0.0010		(0.0001)		(0.0079)	(0.0001)	(0.0028)	0.0035		—	(b)

Total from investment operations	0.0010		(0.0001)		0.0088	0.0196	0.0117	0.0038		—	(b)

Distributions to shareholders from net investment income	—	(c)	—	(c)	(0.0088)	(0.0194)	(0.0118)	(0.0034)		—	(b)

Distributions to shareholders from net realized gains	(0.0001)		(0.0002)		— (c)	— (c)	— (c)	(0.0001	)(c)	—	(b)

Total distributions(d)	(0.0001)		(0.0002)		(0.0088)	(0.0194)	(0.0118)	(0.0035)		—	(b)

Net asset value, end of period	$1.0010		$1.0001		$1.0004	$1.0004	$1.0002	$1.0003		$1.000

Total return(e)	0.10%		(0.03)%		0.76%	2.00%	1.16%	0.38%		0.01%

Net assets, end of period (in 000’s)	$14		$9		$9	$5,098	$102	$103		$253,231

Ratio of net expenses to average net assets	0.16	%(f)	0.21	%(f)	0.66%	0.63%	0.61%	0.59%		0.42%

Ratio of total expenses to average net assets	0.69	%(f)	0.69	%(f)	0.68%	0.68%	0.71%	0.77%		0.73%

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	(0.04	)%(f)	1.66%	1.97%	1.45%	0.03%		—	%(g)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

70	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Preferred Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0010		$1.0004	$1.0001	$1.0003	$1.0000	$1.000

Net investment income (loss)(a)	—	(c)	—	(c)	0.0111	0.0233	0.0142	0.0030	0.002

Net realized and unrealized gain (loss)	—	(c)	(0.0001)		0.0006	0.0004	0.0014	0.0047	— (b)

Total from investment operations	—	(c)	(0.0001)		0.0117	0.0237	0.0156	0.0077	0.002

Distributions to shareholders from net investment income	—	(c)	—	(c)	(0.0111)	(0.0234)	(0.0158)	(0.0073)	(0.002)

Distributions to shareholders from net realized gains	(0.0001)		(0.0001)		— (c)	— (c)	— (c)	(0.0001)	— (b)

Total distributions(d)	(0.0001)		(0.0001)		(0.0111)	(0.0234)	(0.0158)	(0.0074)	(0.002)

Net asset value, end of period	$1.0007		$1.0008		$1.0010	$1.0004	$1.0001	$1.0003	$1.000

Total return(e)	—	%(f)	(0.02)%		1.16%	2.41%	1.57%	0.77%	0.20%

Net assets, end of period (in 000’s)	$1,014		$3,364		$3,365	$2,839	$2,624	$1,003	$279,445

Ratio of net expenses to average net assets	0.17	%(g)	0.22	%(g)	0.26%	0.23%	0.21%	0.28%	0.28%

Ratio of total expenses to average net assets	0.29	%(g)	0.29	%(g)	0.28%	0.28%	0.31%	0.37%	0.33%

Ratio of net investment income (loss) to average net assets	(0.03	)%(g)	(0.05	)%(g)	1.11%	2.33%	1.42%	0.30%	0.19%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Amount is less than 0.005%.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.	71

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Select Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0012		$1.0004	$1.0002	$1.0003	$1.0000		$1.000

Net investment income (loss)(a)	—	(c)	—	(c)	0.0120	0.0241	0.0181	0.0097		0.003

Net realized and unrealized gain (loss)	—	(c)	—	(c)	0.0006	0.0002	(0.0017)	(0.0013)		— (b)

Total from investment operations	—	(c)	—	(c)	0.0126	0.0243	0.0164	0.0084		0.003

Distributions to shareholders from net investment income	—	(c)	—	(c)	(0.0118)	(0.0241)	(0.0165)	(0.0080)		(0.003)

Distributions to shareholders from net realized gains	(0.0001)		(0.0002)		— (c)	— (c)	— (c)	(0.0001	)(c)	— (b)

Total distributions(d)	(0.0001)		(0.0002)		(0.0118)	(0.0241)	(0.0165)	(0.0081)		(0.003)

Net asset value, end of period	$1.0009		$1.0010		$1.0012	$1.0004	$1.0002	$1.0003		$1.000

Total return(e)	—	%(f)	(0.01)%		1.25%	2.48%	1.64%	0.84%		0.26%

Net assets, end of period (in 000’s)	$17,809		$38,230		$76,327	$98,996	$60,236	$18,082		$9,454

Ratio of net expenses to average net assets	0.17	%(g)	0.20	%(g)	0.19%	0.16%	0.14%	0.21%		0.21%

Ratio of total expenses to average net assets	0.22	%(g)	0.22	%(g)	0.21%	0.21%	0.24%	0.30%		0.26%

Ratio of net investment income (loss) to average net assets	(0.02	)%(g)	(0.02	)%(g)	1.19%	2.41%	1.81%	0.97%		0.29%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Amount is less than 0.005%.
(g)	Annualized.

72	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Administration Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0012		$1.0005	$1.0002	$1.0003	$1.0000		$1.000

Net investment income (loss)(a)	—	(c)	—	(c)	0.0121	0.0222	0.0139	0.0015		0.001

Net realized and unrealized gain (loss)	—	(c)	—	(c)	(0.0017)	—	0.0003	0.0047		— (b)

Total from investment operations	—	(c)	—	(c)	0.0104	0.0222	0.0142	0.0062		0.001

Distributions to shareholders from net investment income	—	(c)	—	(c)	(0.0097)	(0.0219)	(0.0143)	(0.0058)		(0.001)

Distributions to shareholders from net realized gains	(0.0001)		(0.0002)		— (c)	— (c)	— (c)	(0.0001	)(c)	— (b)

Total distributions(d)	(0.0001)		(0.0002)		(0.0097)	(0.0219)	(0.0143)	(0.0059)		(0.001)

Net asset value, end of period	$1.0009		$1.0010		$1.0012	$1.0005	$1.0002	$1.0003		$1.000

Total return(e)	—	%(f)	(0.02)%		1.03%	2.25%	1.43%	0.62%		0.09%

Net assets, end of period (in 000’s)	$6,763		$81,920		$8,736	$9,748	$7,474	$4,282		$1,250,848

Ratio of net expenses to average net assets	0.17	%(g)	0.21	%(g)	0.41%	0.38%	0.36%	0.43%		0.38%

Ratio of total expenses to average net assets	0.44	%(g)	0.44	%(g)	0.43%	0.43%	0.46%	0.52%		0.48%

Ratio of net investment income (loss) to average net assets	(0.02	)%(g)	(0.04	)%(g)	1.21%	2.22%	1.39%	0.15%		0.09%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Amount is less than 0.005%.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.	73

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Cash Management Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0000		$1.0010		$1.0005	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0009		0.0087	0.0181	0.0108	0.0051	0.001

Net realized and unrealized gain (loss)	0.0012		(0.0010)		0.0004	0.0003	(0.0001)	(0.0033)	— (b)

Total from investment operations	0.0012		(0.0001)		0.0091	0.0184	0.0107	0.0018	0.001

Distributions to shareholders from net investment income	—	(c)	(0.0009)		(0.0086)	(0.0181)	(0.0108)	(0.0015)	(0.001)

Distributions to shareholders from net realized gains	(0.0001)		—	(c)	— (c)	— (c)	— (c)	— (c)	— (b)

Total distributions(d)	(0.0001)		(0.0009)		(0.0086)	(0.0181)	(0.0108)	(0.0015)	(0.001)

Net asset value, end of period	$1.0011		$1.0000		$1.0010	$1.0005	$1.0002	$1.0003	$1.000

Total return(e)	0.12%		(0.10)%		0.63%	1.69%	0.86%	0.18%	0.09%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.16	%(f)	0.18	%(f)	0.70%	0.85%	0.83%	0.73%	0.18%

Ratio of total expenses to average net assets	0.90	%(f)	0.99	%(f)	0.98%	0.98%	1.01%	1.07%	1.03%

Ratio of net investment income to average net assets	0.06	%(f)	—	%(f)(g)	0.87%	1.80%	1.08%	0.51%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

74	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Premier Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0000		$1.0009		$1.0005	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0009		0.0115	0.0216	0.0144	0.0071	0.001

Net realized and unrealized gain (loss)	0.0012		(0.0009)		(0.0001)	0.0003	(0.0001)	(0.0018)	— (b)

Total from investment operations	0.0012		(0.0009)		0.0114	0.0219	0.0143	0.0053	0.001

Distributions to shareholders from net investment income	—	(c)	(0.0009)		(0.0110)	(0.0216)	(0.0144)	(0.0050)	(0.001)

Distributions to shareholders from net realized gains	(0.0001)		—	(c)	— (c)	— (c)	— (c)	— (c)	— (b)

Total distributions(d)	(0.0001)		(0.0009)		(0.0110)	(0.0216)	(0.0144)	(0.0050)	(0.001)

Net asset value, end of period	$1.0011		$1.0000		$1.0009	$1.0005	$1.0002	$1.0003	$1.000

Total return(e)	0.12%		(0.09)%		0.93%	2.15%	1.32%	0.53%	0.09%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.16	%(f)	0.18	%(f)	0.46%	0.49%	0.47%	0.53%	0.18%

Ratio of total expenses to average net assets	0.54	%(f)	0.54	%(f)	0.53%	0.53%	0.56%	0.62%	0.58%

Ratio of net investment income to average net assets	0.06	%(f)	—	%(f)(g)	1.10%	2.16%	1.44%	0.71%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	75

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Resource Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0000		$1.0010		$1.0005	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0009		0.0106	0.0216	0.0144	0.0002	—	(b)

Net realized and unrealized gain (loss)	0.0011		(0.0010)		0.0008	0.0003	(0.0001)	0.0025	—	(b)

Total from investment operations	0.0011		(0.0001)		0.0114	0.0219	0.0143	0.0027	—	(b)

Distributions to shareholders from net investment income	—	(c)	(0.0009)		(0.0109)	(0.0216)	(0.0144)	(0.0024)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		—	(c)	— (c)	— (c)	— (c)	— (c)	—	(b)

Total distributions(d)	(0.0001)		(0.0009)		(0.0109)	(0.0216)	(0.0144)	(0.0024)	—	(b)

Net asset value, end of period	$1.0010		$1.0000		$1.0010	$1.0005	$1.0002	$1.0003	$1.000

Total return(e)	0.11%		(0.10)%		0.73%	1.85%	1.01%	0.27%	0.01%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$71,804

Ratio of net expenses to average net assets	0.16	%(f)	0.18	%(f)	0.47%	0.49%	0.47%	0.52%	0.46%

Ratio of total expenses to average net assets	0.55	%(f)	0.84	%(f)	0.83%	0.83%	0.86%	0.92%	0.88%

Ratio of net investment income to average net assets	0.06	%(f)	—	%(f)(g)	1.10%	2.16%	1.44%	0.02%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

Financial Square Prime Obligations Fund — Drexel Hamilton Class Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Period Ended August 31, 2020*
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0012		$1.0006

Net investment income(a)	—	(b)	—	(b)	0.0080

Net realized and unrealized gain (loss)	(0.0001)		—		0.0042

Total from investment operations	(0.0001)		—	(b)	0.0122

Distributions to shareholders from net investment income	(0.0001)		—	(b)	(0.0116)

Distributions to shareholders from net realized gains	—	(b)	(0.0002)		—	(b)

Total distributions(d)	(0.0001)		(0.0002)		(0.0116)

Net asset value, end of period	$1.0008		$1.0010		$1.0012

Total return(e)	(0.01)%		—	%(c)	1.22%

Net assets, end of period (in 000’s)	$65,880		$100,884		$100,044

Ratio of net expenses to average net assets	0.16	%(f)	0.18	%(f)	0.16	%(f)

Ratio of total expenses to average net assets	0.19	%(f)	0.19	%(f)	0.18	%(f)

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	(0.01	)%(f)	0.78	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on September 9, 2019.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Amount is less than 0.005%.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

76	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Institutional Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.021	0.014	0.005	0.001

Net realized gain (loss)	—	(b)	—	(b)	0.002	— (b)	(0.001)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	0.009	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.95%	2.16%	1.34%	0.48%	0.13%

Net assets, end of period (in 000’s)	$93,022,509		$75,892,232		$84,038,158	$51,789,901	$51,205,454	$44,355,448	$50,595,412

Ratio of net expenses to average net assets	0.10	%(f)	0.16	%(f)	0.20%	0.20%	0.20%	0.20%	0.19%

Ratio of total expenses to average net assets	0.20	%(f)	0.20	%(f)	0.20%	0.20%	0.21%	0.23%	0.23%

Ratio of net investment income to average net assets	—	%(e)(f)	—	%(e)(f)	0.71%	2.11%	1.35%	0.47%	0.14%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	77

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Capital Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.009	0.020	0.011	0.004	—	(b)

Net realized gain (loss)	—	(b)	—	(b)	(0.001)	— (b)	0.001	(0.001)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.008	0.020	0.012	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.82%	2.01%	1.19%	0.33%	0.03%

Net assets, end of period (in 000’s)	$595,260		$675,659		$725,405	$766,401	$374,831	$1,054,817	$495,853

Ratio of net expenses to average net assets	0.10	%(f)	0.16	%(f)	0.33%	0.35%	0.35%	0.35%	0.30%

Ratio of total expenses to average net assets	0.35	%(f)	0.35	%(f)	0.35%	0.35%	0.36%	0.38%	0.38%

Ratio of net investment income to average net assets	—	%(e)(f)	—	%(e)(f)	0.85%	1.98%	1.08%	0.38%	0.02%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

78	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Service Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.003	0.016	0.008	0.001	—	(b)

Net realized gain	—	(b)	—	(b)	0.003	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.006	0.016	0.008	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.60%	1.65%	0.84%	0.10%	—	%(e)

Net assets, end of period (in 000’s)	$367,714		$122,542		$116,172	$26,723	$22,063	$47,234	$91,598

Ratio of net expenses to average net assets	0.10	%(f)	0.16	%(f)	0.41%	0.70%	0.70%	0.55%	0.29%

Ratio of total expenses to average net assets	0.70	%(f)	0.70	%(f)	0.70%	0.70%	0.71%	0.73%	0.73%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	—	%(e)(f)	0.28%	1.60%	0.79%	0.05%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	79

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Preferred Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.020	0.012	0.003	0.001

Net realized gain	—	(b)	—	(b)	0.002	— (b)	— (b)	0.001	— (b)

Total from investment operations	—	(b)	—	(b)	0.009	0.020	0.012	0.004	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.86%	2.06%	1.24%	0.38%	0.06%

Net assets, end of period (in 000’s)	$94,906		$137,607		$113,769	$92,406	$45,007	$39,754	$12,735

Ratio of net expenses to average net assets	0.10	%(f)	0.16	%(f)	0.29%	0.30%	0.30%	0.30%	0.26%

Ratio of total expenses to average net assets	0.30	%(f)	0.30	%(f)	0.30%	0.30%	0.31%	0.33%	0.33%

Ratio of net investment income to average net assets	—	%(e)(f)	—	%(e)(f)	0.68%	2.02%	1.24%	0.34%	0.05%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

80	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Select Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.006	0.021	0.015	0.004	0.001

Net realized gain (loss)	—	(b)	—	(b)	0.003	— (b)	(0.002)	0.001	— (b)

Total from investment operations	—	(b)	—	(b)	0.009	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.92%	2.13%	1.31%	0.45%	0.11%

Net assets, end of period (in 000’s)	$147,959		$336,761		$495,422	$141,728	$370,898	$47,839	$21,009

Ratio of net expenses to average net assets	0.10	%(f)	0.16	%(f)	0.23%	0.23%	0.23%	0.23%	0.21%

Ratio of total expenses to average net assets	0.23	%(f)	0.23	%(f)	0.23%	0.23%	0.24%	0.26%	0.26%

Ratio of net investment income to average net assets	—	%(e)(f)	—	%(e)(f)	0.60%	2.09%	1.49%	0.43%	0.07%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	81

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Administration Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.008	0.019	0.011	0.003	—	(b)

Net realized loss	—	(b)	—	(b)	— (b)	— (b)	— (b)	(0.001)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.008	0.019	0.011	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.75%	1.91%	1.09%	0.24%	—	%(e)

Net assets, end of period (in 000’s)	$1,693,798		$1,578,689		$1,493,968	$1,716,942	$2,361,026	$2,817,291	$2,186,426

Ratio of net expenses to average net assets	0.10	%(f)	0.16	%(f)	0.40%	0.45%	0.45%	0.44%	0.32%

Ratio of total expenses to average net assets	0.45	%(f)	0.45	%(f)	0.45%	0.45%	0.46%	0.48%	0.48%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	—	%(e)(f)	0.72%	1.86%	1.07%	0.26%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

82	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Cash Management Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	—	(b)	—	(b)	0.004	0.014	0.006	—	(b)	—	(b)

Net realized loss	—	(b)	—	(b)	— (b)	(0.001)	(0.001)	—	(b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.004	0.013	0.005	—	(b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	—	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	—	%(e)	—	%(e)	0.43%	1.35%	0.54%	0.01%		—	%(e)

Net assets, end of period (in 000’s)	$11,938		$9,744		$10,781	$12,515	$64	$30		$279

Ratio of net expenses to average net assets	0.10	%(f)	0.16	%(f)	0.73%	1.00%	1.00%	0.61%		0.35%

Ratio of total expenses to average net assets	1.00	%(f)	1.00	%(f)	1.00%	1.00%	1.01%	1.03%		1.03%

Ratio of net investment income to average net assets	—	%(e)(f)	—	%(e)(f)	0.40%	1.36%	0.60%	—	%(e)	0.05%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	83

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Premier Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.018	0.011	0.002	—	(b)

Net realized loss	—	(b)	—	(b)	— (b)	— (b)	(0.001)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.007	0.018	0.010	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.69%	1.80%	0.99%	0.17%	—	%(e)

Net assets, end of period (in 000’s)	$100,543		$162,524		$161,117	$151,939	$152,344	$56,059	$19,142

Ratio of net expenses to average net assets	0.10	%(f)	0.16	%(f)	0.45%	0.55%	0.55%	0.50%	0.38%

Ratio of total expenses to average net assets	0.55	%(f)	0.55	%(f)	0.55%	0.55%	0.56%	0.58%	0.58%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	—	%(e)(f)	0.65%	1.76%	1.12%	0.20%	(0.02)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

84	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Resource Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.001		0.003	0.016	0.009	0.004	—	(b)

Net realized gain (loss)	—	(b)	—	(b)	0.003	— (b)	— (b)	(0.004)	—	(b)

Total from investment operations	—	(b)	0.001		0.006	0.016	0.009	— (b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.001)		(0.006)	(0.016)	(0.009)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—		—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.001)		(0.006)	(0.016)	(0.009)	— (b)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.52%	1.50%	0.69%	0.04%	—	%(e)

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.10	%(f)	0.16	%(f)	0.41%	0.56%	0.55%	0.26%	0.19%

Ratio of total expenses to average net assets	0.55	%(f)	0.85	%(f)	0.85%	0.85%	0.86%	0.88%	0.88%

Ratio of net investment income to average net assets	0.06	%(f)	0.36	%(f)	0.57%	1.61%	0.87%	0.37%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	85

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Institutional Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.022	0.013	0.005	0.002

Net realized gain	—	(b)	—	(b)	0.002	— (b)	0.001	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	0.009	0.022	0.014	0.005	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.022)	(0.014)	(0.005)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.022)	(0.014)	(0.005)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.94%	2.20%	1.37%	0.50%	0.15%

Net assets, end of period (in 000’s)	$29,476,962		$34,576,104		$22,518,304	$12,649,125	$10,649,826	$15,091,527	$19,950,969

Ratio of net expenses to average net assets	0.07	%(f)	0.15	%(f)	0.20%	0.20%	0.20%	0.20%	0.19%

Ratio of total expenses to average net assets	0.20	%(f)	0.20	%(f)	0.20%	0.20%	0.21%	0.23%	0.23%

Ratio of net investment income to average net assets	0.02	%(f)	0.01	%(f)	0.68%	2.17%	1.31%	0.47%	0.14%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Capital Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.020	0.012	0.003	—	(b)

Net realized gain	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.008	0.020	0.012	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.80%	2.05%	1.21%	0.35%	0.05%

Net assets, end of period (in 000’s)	$360,787		$330,016		$372,260	$390,680	$299,105	$269,417	$404,533

Ratio of net expenses to average net assets	0.07	%(f)	0.15	%(f)	0.34%	0.35%	0.35%	0.35%	0.30%

Ratio of total expenses to average net assets	0.35	%(f)	0.35	%(f)	0.35%	0.35%	0.36%	0.38%	0.38%

Ratio of net investment income to average net assets	0.02	%f)	—	%(e)(f)	0.74%	2.01%	1.19%	0.34%	0.03%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

86	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Service Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.006	0.017	0.009	0.001	—	(b)

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.006	0.017	0.009	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.59%	1.69%	0.86%	0.11%	0.01%

Net assets, end of period (in 000’s)	$1,011,456		$911,413		$937,649	$936,398	$1,342,308	$954,846	$787,768

Ratio of net expenses to average net assets	0.07	%(f)	0.15	%(f)	0.55%	0.70%	0.70%	0.59%	0.33%

Ratio of total expenses to average net assets	0.70	%(f)	0.70	%(f)	0.70%	0.70%	0.71%	0.73%	0.73%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	—	%(e)(f)	0.55%	1.67%	0.88%	0.11%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Preferred Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.008	0.021	0.013	0.004	0.001

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	0.008	0.021	0.013	0.004	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.021)	(0.013)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.021)	(0.013)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.84%	2.10%	1.26%	0.40%	0.08%

Net assets, end of period (in 000’s)	$435,256		$440,733		$771,943	$461,459	$173,807	$123,436	$81,542

Ratio of net expenses to average net assets	0.07	%(f)	0.15	%(f)	0.30%	0.30%	0.30%	0.30%	0.25%

Ratio of total expenses to average net assets	0.30	%(f)	0.30	%(f)	0.30%	0.30%	0.31%	0.33%	0.33%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	(0.01	)%(f)	0.76%	2.08%	1.28%	0.40%	0.05%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	87

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Select Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.021	0.015	0.005	0.001

Net realized gain (loss)	—	(b)	—	(b)	0.002	— (b)	(0.002)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	0.009	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.91%	2.17%	1.34%	0.47%	0.13%

Net assets, end of period (in 000’s)	$224,278		$213,174		$178,351	$50,890	$134,034	$67,865	$505,162

Ratio of net expenses to average net assets	0.07	%(f)	0.15	%(f)	0.23%	0.23%	0.23%	0.23%	0.21%

Ratio of total expenses to average net assets	0.23	%(f)	0.23	%(f)	0.23%	0.23%	0.24%	0.26%	0.26%

Ratio of net investment income to average net assets	0.02	%(f)	—	%(e)(f)	0.70%	2.08%	1.46%	0.46%	0.12%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Administration Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.019	0.011	0.002	—	(b)

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.001	—	(b)

Total from investment operations	—	(b)	—	(b)	0.007	0.019	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.007)	(0.019)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.007)	(0.019)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.73%	1.95%	1.11%	0.26%	0.01%

Net assets, end of period (in 000’s)	$3,033,587		$2,380,299		$2,088,737	$2,034,113	$1,810,200	$1,307,550	$1,543,863

Ratio of net expenses to average net assets	0.07	%(f)	0.15	%(f)	0.40%	0.45%	0.45%	0.44%	0.33%

Ratio of total expenses to average net assets	0.45	%(f)	0.45	%(f)	0.45%	0.45%	0.46%	0.48%	0.48%

Ratio of net investment income (loss) to average net assets	0.02	%(f)	—	%(r)(f)	0.65%	1.91%	1.14%	0.25%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

88	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Cash Management Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.003	0.013	0.004	0.001	—	(b)

Net realized gain (loss)	—	(b)	—	(b)	0.001	0.001	0.002	(0.001)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.004	0.014	0.006	— (b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.004)	(0.014)	(0.006)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.004)	(0.014)	(0.006)	— (b)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.43%	1.39%	0.56%	0.02%	0.01%

Net assets, end of period (in 000’s)	$34,073		$20,187		$13,015	$22,364	$48	$154	$1

Ratio of net expenses to average net assets	0.07	%(f)	0.15	%(f)	0.68%	1.00%	1.00%	0.97%	0.19%

Ratio of total expenses to average net assets	1.00	%(f)	1.00	%(f)	1.00%	1.00%	1.01%	1.03%	1.03%

Ratio of net investment income to average net assets	0.02	%(f)	0.01	%(f)	0.35%	1.29%	0.43%	0.14%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Premier Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.006	0.018	0.013	0.004	—	(b)

Net realized gain (loss)	—	(b)	—	(b)	0.001	— (b)	(0.004)	(0.002)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.007	0.018	0.009	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.007)	(0.018)	(0.009)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.007)	(0.018)	(0.009)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.68%	1.84%	1.01%	0.19%	0.01%

Net assets, end of period (in 000’s)	$11,115		$13,573		$17,568	$17,485	$16,492	$1	$1

Ratio of net expenses to average net assets	0.07	%(f)	0.15	%(f)	0.46%	0.55%	0.55%	0.27%	0.19%

Ratio of total expenses to average net assets	0.55	%(f)	0.55	%(f)	0.55%	0.55%	0.56%	0.58%	0.58%

Ratio of net investment income to average net assets	0.02	%(f)	—	%(e)(f)	0.62%	1.82%	1.32%	0.37%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	89

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Resource Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.001		0.006	0.016	0.008	0.004	—	(b)

Net realized loss	—	(b)	—	(b)	— (b)	— (b)	— (b)	(0.004)	—	(b)

Total from investment operations	—	(b)	0.001		0.006	0.016	0.008	— (b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)	— (b)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.51%	1.54%	0.71%	0.05%	0.01%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.07	%(f)	0.15	%(f)	0.39%	0.56%	0.56%	0.27%	0.19%

Ratio of total expenses to average net assets	0.55	%(f)	0.85	%(f)	0.85%	0.85%	0.86%	0.88%	0.88%

Ratio of net investment income to average net assets	0.06	%(f)	0.34	%(f)	0.59%	1.59%	0.78%	0.37%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

90	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Institutional Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.021	0.013	0.005	0.001

Net realized gain	—	(b)	—	(b)	0.003	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	—	(b)	0.010	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.96%	2.17%	1.34%	0.49%	0.14%

Net assets, end of period (in 000’s)	$9,034,629		$10,518,867		$11,543,913	$7,395,030	$7,667,540	$8,619,492	$9,876,558

Ratio of net expenses to average net assets	0.11	%(f)	0.17	%(f)	0.20%	0.20%	0.20%	0.20%	0.19%

Ratio of total expenses to average net assets	0.20	%(f)	0.20	%(f)	0.20%	0.20%	0.21%	0.23%	0.23%

Ratio of net investment income to average net assets	—	%(e)(f)	—	%(e)(f)	0.70%	2.11%	1.31%	0.48%	0.11%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Capital Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.020	0.012	0.003	—	(b)

Net realized gain	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.008	0.020	0.012	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.83%	2.02%	1.19%	0.34%	0.03%

Net assets, end of period (in 000’s)	$288,149		$234,344		$201,227	$162,212	$165,645	$215,820	$264,092

Ratio of net expenses to average net assets	0.11	%(f)	0.17	%(f)	0.32%	0.35%	0.35%	0.35%	0.32%

Ratio of total expenses to average net assets	0.35	%(f)	0.35	%(f)	0.35%	0.35%	0.36%	0.38%	0.38%

Ratio of net investment income to average net assets	—	%(e)(f)	—	%(e)(f)	0.65%	1.97%	1.15%	0.30%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	91

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Service Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.005	0.016	0.008	0.001	—	(b)

Net realized gain	—	(b)	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.006	0.016	0.008	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.62%	1.66%	0.84%	0.10%	0.01%

Net assets, end of period (in 000’s)	$212,351		$240,184		$208,499	$124,910	$155,808	$144,728	$142,607

Ratio of net expenses to average net assets	0.11	%(f)	0.17	%(f)	0.50%	0.70%	0.70%	0.58%	0.29%

Ratio of total expenses to average net assets	0.70	%(f)	0.70	%(f)	0.70%	0.70%	0.71%	0.73%	0.73%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	—	%(e)(f)	0.47%	1.60%	0.83%	0.08%	(0.02)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Preferred Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.008	0.020	0.013	0.003	0.001

Net realized gain (loss)	—	(b)	—	(b)	0.001	— (b)	(0.001)	0.001	— (b)

Total from investment operations	—	(b)	—	(b)	0.009	0.020	0.012	0.004	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.87%	2.07%	1.24%	0.39%	0.07%

Net assets, end of period (in 000’s)	$57,465		$59,340		$52,791	$38,419	$19,545	$14,565	$75,756

Ratio of net expenses to average net assets	0.11	%(f)	0.17	%(f)	0.29%	0.30%	0.30%	0.30%	0.26%

Ratio of total expenses to average net assets	0.30	%(f)	0.30	%(f)	0.30%	0.30%	0.31%	0.33%	0.33%

Ratio of net investment income to average net assets	—	%(e)(f)	—	%(e)(f)	0.78%	2.04%	1.26%	0.25%	0.03%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

92	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Select Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.009	0.021	0.013	0.004	0.001

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.001	— (b)

Total from investment operations	—	(b)	—	(b)	0.009	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.93%	2.14%	1.31%	0.46%	0.12%

Net assets, end of period (in 000’s)	$5,773		$6,547		$7,067	$8,325	$7,439	$7,333	$10,969

Ratio of net expenses to average net assets	0.11	%(f)	0.17	%(f)	0.23%	0.23%	0.23%	0.23%	0.21%

Ratio of total expenses to average net assets	0.23	%(f)	0.23	%(f)	0.23%	0.23%	0.24%	0.26%	0.26%

Ratio of net investment income to average net assets	—	%(e)(f)	—	%(e)(f)	0.91%	2.07%	1.27%	0.42%	0.09%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Administration Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.006	0.019	0.011	0.003	—	(b)

Net realized gain	—	(b)	—	(b)	0.002	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.008	0.019	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.77%	1.92%	1.09%	0.25%	0.01%

Net assets, end of period (in 000’s)	$381,863		$610,539		$443,470	$473,937	$360,817	$237,557	$189,870

Ratio of net expenses to average net assets	0.11	%(f)	0.17	%(f)	0.38%	0.45%	0.45%	0.44%	0.30%

Ratio of total expenses to average net assets	0.45	%(f)	0.45	%(f)	0.45%	0.45%	0.46%	0.48%	0.48%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	—	%(e)(f)	0.61%	1.85%	1.09%	0.28%	(0.02)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	93

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Cash Management Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	—	(b)	—	(b)	0.004	0.013	0.005	—	(b)	—	(b)

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.004	0.013	0.005	—	(b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	—	%(e)	—	%(e)	0.45%	1.36%	0.54%	0.01%		0.01%

Net assets, end of period (in 000’s)	$346,174		$262,647		$272,981	$223,501	$23,332	$33,252		$73,211

Ratio of net expenses to average net assets	0.11	%(f)	0.17	%(f)	0.70%	1.00%	1.00%	0.62%		0.31%

Ratio of total expenses to average net assets	1.00	%(f)	1.00	%(f)	1.00%	1.00%	1.01%	1.03%		1.03%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	—	%(e)(f)	0.37%	1.31%	0.54%	—	%(e)	(0.20)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
Financial Square Treasury Solutions Fund — Premier Shares					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.006	0.018	0.011	0.001	—	(b)

Net realized gain (loss)	—	(b)	—	(b)	0.001	— (b)	(0.001)	0.001	—	(b)

Total from investment operations	—	(b)	—	(b)	0.007	0.018	0.010	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.71%	1.82%	0.99%	0.18%	0.01%

Net assets, end of period (in 000’s)	$120,631		$79,208		$127,497	$161,003	$45,627	$15,512	$1

Ratio of net expenses to average net assets	0.11	%(f)	0.17	%(f)	0.45%	0.55%	0.55%	0.50%	0.19%

Ratio of total expenses to average net assets	0.55	%(f)	0.55	%(f)	0.55%	0.55%	0.56%	0.58%	0.58%

Ratio of net investment income to average net assets	—	%(e)(f)	—	%(e)(f)	0.63%	1.77%	1.10%	0.13%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

94	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Resource Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.001		0.006	0.016	0.008	0.004	—	(b)

Net realized loss	—	(b)	—	(b)	— (b)	— (b)	— (b)	(0.004)	—	(b)

Total from investment operations	—	(b)	0.001		0.006	0.016	0.008	— (b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.001)		(0.006)	(0.016)	(0.008)	— (b)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	—	%(e)	0.53%	1.51%	0.69%	0.05%	0.01%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.11	%(f)	0.17	%(f)	0.40%	0.56%	0.55%	0.26%	0.19%

Ratio of total expenses to average net assets	0.56	%(f)	0.85	%(f)	0.85%	0.85%	0.86%	0.88%	0.88%

Ratio of net investment income to average net assets	0.06	%(f)	0.34	%(f)	0.59%	1.59%	0.84%	0.37%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements

May 31, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund*	Share Classes Offered	Diversified/ Non-Diversified
Federal Instruments	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, and Premier	Diversified
Government	Class A, Class C, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Class R6, and Drexel Hamilton Class	Diversified
Money Market, Treasury Instruments, Treasury Obligations and Treasury Solutions	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, and Resource	Diversified
Prime Obligations	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, and Drexel Hamilton Class	Diversified
Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The following Funds were designated by the Board of Trustees (“Trustees”) as “institutional money market funds” under Rule 2a-7 under the Act: Financial Square Money Market Fund and Financial Square Prime Obligations Fund (the “Institutional Money Market Funds”). Each of the Institutional Money Market Funds must price its shares at a net asset value (“NAV”) reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Funds, except for the Institutional Money Market Funds, is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s NAV per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2021, all investments and repurchase agreements, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G7 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares, as set forth below.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2021, Goldman Sachs has advised that it retained $1,354 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets, as set forth below.

F.  Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year Other Expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.014%. These Other Expense limitations will remain in place through at least March 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial

Square Government, Financial Square Money Market and Financial Square Prime Obligations Funds.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares(a)	Class C Shares(a)		Institutional Shares	Capital Shares	Service Shares		Preferred Shares	Select Shares	Administration Shares	Cash Management Shares		Premier Shares	Resource Shares		Class R6 Shares	Drexel Hamilton Class Shares
Administration, Service and/or Shareholder Administration Fees	N/A	0.25%		N/A	0.15%	0.25%		0.10%	0.03%	0.25%	0.50%		0.35%	0.50%		N/A	N/A
Distribution and/or Service (12b-1) Fees	0.25%	0.75	(b)	N/A	N/A	0.25	(c)	N/A	N/A	N/A	0.30	(b)	N/A	0.15	(b)	N/A	N/A
Transfer Agency Fee	0.01	0.01		0.01%	0.01	0.01		0.01	0.01	0.01	0.01		0.01	0.01		0.01%	0.01%

N/A	— Fees not applicable to respective share class
(a)	Government Fund only.
(b)	Distribution (12b-1) fee only.
(c)	Service (12b-1) fee only.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. For the period from December 1, 2020 to December 27, 2020, the investment adviser agreed to not impose a portion of the management fee equal annually to 0.06% of the Financial Square Federal Instruments Fund’s average daily net assets. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

During the six months ended May 31, 2021, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended May 31, 2021, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Transfer Agency Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Other Expense Reimbursements	Total Expense Reductions
Federal Instruments	$ 1,221	$149	$473	$19	$1,862
Government	75,285	8,833	13,457	—	97,575
Money Market	663	136	10	89	898
Prime Obligations	202	55	52	119	428
Treasury Instruments	38,901	4,246	3,831	—	46,978
Treasury Obligations	22,830	1,937	6,453	—	31,220
Treasury Solutions	4,762	586	2,791	—	8,139

For the six months ended May 31, 2021, the net effective management fee rate was 0.07% for the Financial Square Government Fund, 0.12% for the Financial Square Money Market Fund, 0.14% for the Financial Square Prime Obligations Fund, 0.10% for the Financial Square Federal Instruments and Financial Square Treasury Solutions Funds, 0.09% for the Financial Square Treasury Instruments Fund and 0.06% for the Financial Square Treasury Obligations Fund.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended May 31, 2021, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Money Market	$109,550,000	$208,230,000	$—
Prime Obligations	80,900,000	174,490,000	—

As of May 31, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Select Shares	Capital Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares
Federal Instruments	100%	10%	100%	—%	—%	—%
Money Market	—	—	100	39	100	100
Prime Obligations	—	—	100	—	100	100
Treasury Instruments	—	—	—	—	100	—
Treasury Obligations	—	—	—	—	100	—
Treasury Solutions	—	—	—	—	100	—

I.  Line of Credit Facility — As of May 31, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2020, the Funds’ capital loss carryforward and certain timing differences on a tax basis were as follows:

	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Capital loss carryforward:
Perpetual Short-Term	$—	$—	$(7,413,567)	$—	$—	$—	$—
Timing differences (Distribution Payable and Post-October Capital Loss Deferral)	$(7,087)	$(1,380,726)	$(63,168)	$(18,036)	$(231,000)	$(542,952)	$(10,023)

As of May 31, 2021, the aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBORs will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market and Credit Risks — In the normal course of business, a Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

New Accounting Standards — In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Federal Instruments Fund

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020

Institutional Shares
Shares sold	3,502,625,840	2,881,388,454	11,467,355,746
Reinvestment of distributions	70,493	120,380	14,134,111
Shares redeemed	(4,502,429,543)	(3,002,849,041)	(9,174,391,868)
	(999,733,210)	(121,340,207)	2,307,097,989
Capital Shares
Shares sold	560,073	2,157,185	501,043
Reinvestment of distributions	17	19	8,244
Shares redeemed	(3,300,009)	(25,009)	(25)
	(2,739,919)	2,132,195	509,262
Service Shares
Shares sold	1,885,894	1,685,917	3,838,675
Reinvestment of distributions	—	—	7
Shares redeemed	(1,599,110)	(2,898,000)	(3,841,287)
	286,784	(1,212,083)	(2,605)
Preferred Shares
Shares sold	4,195,969	11,152,032	63,137,357
Reinvestment of distributions	126	101	47,563
Shares redeemed	(7,408,680)	(27,911,851)	(45,941,975)
	(3,212,585)	(16,759,718)	17,242,945
Select Shares
Shares sold	—	—	—
Reinvestment of distributions	2	1	471
Shares redeemed	—	—	—
	2	1	471
Administration Shares
Shares sold	58,124,473	16,893,097	127,819,134
Reinvestment of distributions	286	205	34,491
Shares redeemed	(77,182,532)	(13,760,098)	(116,107,893)
	(19,057,773)	3,133,204	11,745,732
Cash Management Shares
Shares sold	116,919,767	34,092,441	72,905,405
Reinvestment of distributions	2,817	1,051	18,364
Shares redeemed	(93,774,317)	(12,754,198)	(20,801,134)
	23,148,267	21,339,294	52,122,635
Premier Shares
Shares sold	—	—	—
Reinvestment of distributions	2	1	372
Shares redeemed	—	—	—
	2	1	372

NET INCREASE (DECREASE) IN SHARES	(1,001,308,432)	(112,707,313)	2,388,716,801

†	The Funds changed their fiscal year end from August 31 to November 30.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Government Fund

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020

Class A Shares
Shares sold	226,435,299	39,423,676	478,954,470
Reinvestment of distributions	47,628	6,970	2,440,074
Shares redeemed	(120,732,785)	(123,733,027)	(358,818,070)
	105,750,142	(84,302,381)	122,576,474
Class C Shares
Shares sold	908,050	1,052,595	5,252,082
Reinvestment of distributions	788	148	15,762
Shares redeemed	(2,178,655)	(1,254,816)	(3,270,626)
	(1,269,817)	(202,073)	1,997,218
Institutional Shares
Shares sold	621,382,705,934	251,627,804,998	1,292,097,399,724
Reinvestment of distributions	11,565,968	5,154,007	547,567,680
Shares redeemed	(589,510,312,778)	(301,009,643,252)	(1,188,898,448,031)
	31,883,959,124	(49,376,684,247)	103,746,519,373
Capital Shares
Shares sold	4,668,053,471	2,417,065,442	12,087,534,623
Reinvestment of distributions	73,372	12,037	5,558,480
Shares redeemed	(4,842,750,378)	(2,273,488,269)	(12,103,662,104)
	(174,623,535)	143,589,210	(10,569,001)
Service Shares
Shares sold	2,599,692,372	794,222,735	4,298,412,758
Reinvestment of distributions	32,982	5,336	1,689,398
Shares redeemed	(2,542,833,602)	(1,710,060,111)	(3,189,413,033)
	56,891,752	(915,832,040)	1,110,689,123
Preferred Shares
Shares sold	2,257,175,017	925,989,653	5,393,398,769
Reinvestment of distributions	26,307	4,567	2,993,934
Shares redeemed	(1,959,530,433)	(1,733,087,320)	(5,524,411,917)
	297,670,891	(807,093,100)	(128,019,214)
Select Shares
Shares sold	3,441,330,058	389,583,154	3,001,875,360
Reinvestment of distributions	45,077	7,563	3,062,081
Shares redeemed	(2,970,375,393)	(422,527,750)	(3,349,068,697)
	470,999,742	(32,937,033)	(344,131,256)
Administration Shares
Shares sold	13,395,287,807	5,789,207,617	30,029,817,466
Reinvestment of distributions	199,311	27,402	11,968,688
Shares redeemed	(12,611,749,043)	(5,503,765,525)	(29,483,351,252)
	783,738,075	285,469,494	558,434,902
Cash Management Shares
Shares sold	521,542,225	88,554,797	699,422,044
Reinvestment of distributions	40,578	3,574	578,821
Shares redeemed	(395,531,413)	(117,777,211)	(598,564,352)
	126,051,390	(29,218,840)	101,436,513
Premier Shares
Shares sold	170,688,922	103,701,740	486,735,706
Reinvestment of distributions	3,015	421	341,527
Shares redeemed	(178,142,617)	(80,403,685)	(481,884,655)
	(7,450,680)	23,298,476	5,192,578
Resource Shares
Shares sold	100,493,195	79,128,457	179,483,137
Reinvestment of distributions	13,678	2,173	387,254
Shares redeemed	(111,461,655)	(68,524,922)	(167,332,878)
	(10,954,782)	10,605,708	12,537,513
Class R6 Shares
Shares sold	397,352,310	148,795,925	1,050,370,547
Reinvestment of distributions	14,784	6,348	928,983
Shares redeemed	(364,396,245)	(172,280,270)	(1,032,990,632)
	32,970,849	(23,477,997)	18,308,898
Drexel Hamilton Class Shares
Shares sold	21,853,596,540	9,147,779,445	21,022,026,637
Reinvestment of distributions	36,420	3,365	279,374
Shares redeemed	(19,958,651,157)	(8,458,837,273)	(18,668,287,984)
	1,894,981,803	688,945,537	2,354,018,027

NET INCREASE (DECREASE) IN SHARES	35,458,714,954	(50,117,839,286)	107,548,991,148

†	The Funds changed their fiscal year end from August 31 to November 30.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Money Market Fund

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	9,323,904,514	$9,331,054,342	4,513,672,105	$4,517,837,688	78,402,872,886	$78,447,354,503
Reinvestment of distributions	597,616	598,060	710,000	710,649	103,111,272	103,162,872
Shares redeemed	(9,574,360,017)	(9,581,711,606)	(7,064,336,914)	(7,070,953,571)	(89,635,800,187)	(89,673,066,279)
	(249,857,887)	(250,059,204)	(2,549,954,809)	(2,552,405,234)	(11,129,816,029)	(11,122,548,904)
Capital Shares
Shares sold	—	—	—	—	10,333,770	10,338,077
Reinvestment of distributions	800	800	461	461	135,462	135,526
Shares redeemed	(8,441,812)	(8,449,409)	(3,718,816)	(3,722,775)	(6,935,013)	(6,939,778)
	(8,441,012)	(8,448,609)	(3,718,355)	(3,722,314)	3,534,219	3,533,825
Service Shares
Shares sold	—	—	—	—	291,521	291,550
Reinvestment of distributions	—	—	—	—	155	155
Shares redeemed	—	—	—	—	(296,725)	(296,751)
	—	—	—	—	(5,049)	(5,046)
Preferred Shares
Shares sold	—	—	1	1	842,034	842,575
Reinvestment of distributions	14	14	54	54	40,518	40,538
Shares redeemed	—	—	(1,851,319)	(1,852,985)	(3,863,219)	(3,865,370)
	14	14	(1,851,264)	(1,852,930)	(2,980,667)	(2,982,257)
Select Shares
Shares sold	—	—	1	1	16,063,998	16,076,882
Reinvestment of distributions	442	443	277	277	295,451	295,593
Shares redeemed	(661,378)	(661,787)	—	—	(48,923,132)	(48,946,886)
	(660,936)	(661,344)	278	278	(32,563,683)	(32,574,411)
Administration Shares
Shares sold	983,977	984,666	913,275	913,914	5,300,344	5,305,018
Reinvestment of distributions	860	861	138	138	45,002	45,019
Shares redeemed	(3,579,912)	(3,582,066)	(1,148,265)	(1,149,298)	(5,334,638)	(5,339,564)
	(2,595,075)	(2,596,539)	(234,852)	(235,246)	10,708	10,473
Cash Management Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	6	6
Shares redeemed	—	—	—	—	—	—
	—	—	—	—	6	6
Premier Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	9	9
Shares redeemed	—	—	—	—	—	—
	—	—	—	—	9	9
Resource Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	7	7
Shares redeemed	—	—	—	—	—	—
	—	—	—	—	7	7

NET DECREASE IN SHARES	(261,554,896)	$(261,765,682)	(2,555,759,002)	$(2,558,215,446)	(11,161,820,479)	$(11,154,566,298)

†	The Funds changed their fiscal year end from August 31 to November 30.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Prime Obligations Fund

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	2,863,117,556	$2,865,828,306	1,435,424,024	$1,437,045,564	22,881,709,784	$22,898,819,820
Reinvestment of distributions	193,899	194,087	431,382	431,852	45,784,060	45,812,513
Shares redeemed	(4,016,761,150)	(4,020,583,537)	(3,304,583,089)	(3,308,292,025)	(24,432,416,641)	(24,446,902,006)
	(1,153,449,695)	(1,154,561,144)	(1,868,727,683)	(1,870,814,609)	(1,504,922,797)	(1,502,269,673)
Capital Shares
Shares sold	—	—	—	—	11,933,436	11,940,022
Reinvestment of distributions	72	72	37	37	74,048	74,090
Shares redeemed	(9)	(9)	(101,898)	(102,000)	(17,746,168)	(17,761,637)
	63	63	(101,861)	(101,963)	(5,738,684)	(5,747,525)
Service Shares
Shares sold	13,988	14,010	1	1	34,983	35,002
Reinvestment of distributions	—	—	—	—	6,968	6,970
Shares redeemed	(8,996)	(9,005)	—	—	(5,128,398)	(5,129,968)
	4,992	5,005	1	1	(5,086,447)	(5,087,996)
Preferred Shares
Shares sold	—	—	1	1	3,125,892	3,127,254
Reinvestment of distributions	144	144	151	151	42,527	42,544
Shares redeemed	(2,348,566)	(2,350,210)	—	—	(2,645,320)	(2,647,759)
	(2,348,422)	(2,350,066)	152	152	523,099	522,039
Select Shares
Shares sold	16,844,044	16,859,454	30,409,513	30,442,429	186,158,384	186,300,853
Reinvestment of distributions	2,030	2,032	5,713	5,719	773,014	773,419
Shares redeemed	(37,245,076)	(37,278,943)	(68,458,904)	(68,532,168)	(209,646,538)	(209,786,488)
	(20,399,002)	(20,417,457)	(38,043,678)	(38,084,020)	(22,715,140)	(22,712,216)
Administration Shares
Shares sold	164,325,344	164,473,238	129,889,428	130,027,813	151,133,246	151,197,664
Reinvestment of distributions	336	336	167	168	33,411	33,429
Shares redeemed	(239,406,816)	(239,624,438)	(56,776,710)	(56,833,812)	(152,184,059)	(152,299,185)
	(75,081,136)	(75,150,864)	73,112,885	73,194,169	(1,017,402)	(1,068,092)
Cash Management Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	6	6
Shares redeemed	—	—	—	—	—	—
	—	—	—	—	6	6
Premier Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	9	9
Shares redeemed	—	—	—	—	—	—
	—	—	—	—	9	9
Resource Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	7	7
Shares redeemed	—	—	—	—	—	—
	—	—	—	—	7	7
Drexel Hamilton Class Shares
Shares sold	46,900,214	46,945,006	849,151	850,000	229,984,794	230,197,683
Reinvestment of distributions	7,715	7,721	11,322	11,334	31,132	31,171
Shares redeemed	(81,868,742)	(81,945,006)	—	—	(130,089,629)	(130,072,194)
	(34,960,813)	(34,992,279.00)	860,473	861,334	99,926,297	100,156,660

NET DECREASE IN SHARES	(1,286,234,013)	$(1,287,466,742)	(1,832,899,711)	$(1,834,944,936)	(1,439,031,052)	$(1,436,206,781)

†	The Funds changed their fiscal year end from August 31 to November 30.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Instruments Fund

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020

Institutional Shares
Shares sold	127,704,828,563	55,184,984,775	338,267,495,591
Reinvestment of distributions	1,432,484	666,472	306,303,068
Shares redeemed	(110,575,713,254)	(63,331,239,433)	(306,320,589,797)
	17,130,547,793	(8,145,588,186)	32,253,208,862
Capital Shares
Shares sold	3,251,775,587	1,455,719,190	6,524,887,948
Reinvestment of distributions	21,927	9,710	7,826,069
Shares redeemed	(3,332,193,353)	(1,505,472,694)	(6,573,633,623)
	(80,395,839)	(49,743,794)	(40,919,606)
Service Shares
Shares sold	334,488,451	43,357,273	207,581,081
Reinvestment of distributions	11	6	38,855
Shares redeemed	(89,316,295)	(36,987,018)	(118,168,284)
	245,172,167	6,370,261	89,451,652
Preferred Shares
Shares sold	220,576,202	98,661,659	454,026,887
Reinvestment of distributions	3,420	1,658	845,797
Shares redeemed	(263,279,464)	(74,824,911)	(433,501,352)
	(42,699,842)	23,838,406	21,371,332
Select Shares
Shares sold	32,678,121	7,336,570	794,705,600
Reinvestment of distributions	5,785	6,321	1,695,856
Shares redeemed	(221,484,198)	(166,000,958)	(442,695,849)
	(188,800,292)	(158,658,067)	353,705,607
Administration Shares
Shares sold	5,383,379,980	2,759,172,819	9,413,059,439
Reinvestment of distributions	35,487	15,938	8,768,887
Shares redeemed	(5,268,300,355)	(2,674,462,736)	(9,644,633,665)
	115,115,112	84,726,021	(222,805,339)
Cash Management Shares
Shares sold	18,712,818	12,742,215	70,641,861
Reinvestment of distributions	352	164	50,579
Shares redeemed	(16,518,264)	(13,780,025)	(72,425,029)
	2,194,906	(1,037,646)	(1,732,589)
Premier Shares
Shares sold	98,448,169	634,208,820	184,116,950
Reinvestment of distributions	—	—	71
Shares redeemed	(160,428,323)	(632,801,513)	(174,923,843)
	(61,980,154)	1,407,307	9,193,178
Resource Shares
Shares sold	—	—	—
Reinvestment of distributions	—	—	5
Shares redeemed	—	—	—
	—	—	5

NET INCREASE (DECREASE) IN SHARES	17,119,153,851	(8,238,685,698)	32,461,473,102

†	The Funds changed their fiscal year end from August 31 to November 30.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Obligations Fund

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020

Institutional Shares
Shares sold	183,635,322,643	61,073,254,479	230,865,756,441
Reinvestment of distributions	2,148,420	376,637	57,390,240
Shares redeemed	(188,736,566,596)	(49,015,633,381)	(221,053,486,360)
	(5,099,095,533)	12,057,997,735	9,869,660,321
Capital Shares
Shares sold	1,050,028,449	412,761,752	2,726,402,195
Reinvestment of distributions	40,775	13,139	3,397,548
Shares redeemed	(1,019,297,524)	(455,014,733)	(2,748,197,283)
	30,771,700	(42,239,842)	(18,397,540)
Service Shares
Shares sold	3,140,570,655	1,382,536,150	7,270,577,278
Reinvestment of distributions	7,739	2,503	429,872
Shares redeemed	(3,040,535,378)	(1,408,762,262)	(7,269,693,083)
	100,043,016	(26,223,609)	1,314,067
Preferred Shares
Shares sold	1,098,049,760	381,567,066	2,114,103,134
Reinvestment of distributions	19,931	6,273	1,531,265
Shares redeemed	(1,103,546,709)	(712,770,880)	(1,805,131,461)
	(5,477,018)	(331,197,541)	310,502,938
Select Shares
Shares sold	524,192,764	277,320,037	553,086,606
Reinvestment of distributions	24,234	8,293	445,695
Shares redeemed	(513,112,778)	(242,503,331)	(426,071,325)
	11,104,220	34,824,999	127,460,976
Administration Shares
Shares sold	6,253,783,645	3,040,933,286	11,826,597,612
Reinvestment of distributions	64,053	21,254	3,165,725
Shares redeemed	(5,600,563,306)	(2,749,368,350)	(11,775,025,397)
	653,284,392	291,586,190	54,737,940
Cash Management Shares
Shares sold	134,226,450	24,745,925	242,339,931
Reinvestment of distributions	3,745	560	93,028
Shares redeemed	(120,344,421)	(17,574,065)	(251,781,062)
	13,885,774	7,172,420	(9,348,103)
Premier Shares
Shares sold	24,442,672	15,393,890	88,349,017
Reinvestment of distributions	1,517	570	128,736
Shares redeemed	(26,902,116)	(19,389,770)	(88,394,055)
	(2,457,927)	(3,995,310)	83,698
Resource Shares
Shares sold	—	—	—
Reinvestment of distributions	—	—	5
Shares redeemed	—	—	—
	—	—	5

NET INCREASE (DECREASE) IN SHARES	(4,297,941,376)	11,987,925,042	10,336,014,302

†	The Funds changed their fiscal year end from August 31 to November 30.

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Solutions Fund

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020

Institutional Shares
Shares sold	15,046,895,541	5,893,160,256	58,289,469,409
Reinvestment of distributions	184,688	96,601	52,958,124
Shares redeemed	(16,531,278,235)	(6,918,210,754)	(54,192,934,647)
	(1,484,198,006)	(1,024,953,897)	4,149,492,886
Capital Shares
Shares sold	795,098,402	345,375,918	1,629,785,876
Reinvestment of distributions	7,031	3,265	1,257,659
Shares redeemed	(741,300,061)	(312,261,073)	(1,592,015,250)
	53,805,372	33,118,110	39,028,285
Service Shares
Shares sold	561,181,890	174,601,142	660,391,876
Reinvestment of distributions	3,266	987	136,487
Shares redeemed	(589,016,869)	(142,915,520)	(576,929,878)
	(27,831,713)	31,686,609	83,598,485
Preferred Shares
Shares sold	57,711,643	35,028,514	152,775,517
Reinvestment of distributions	1,491	733	343,719
Shares redeemed	(59,587,714)	(28,480,081)	(138,743,689)
	(1,874,580)	6,549,166	14,375,547
Select Shares
Shares sold	—	—	5,450,000
Reinvestment of distributions	174	100	93,299
Shares redeemed	(775,000)	(520,000)	(6,800,000)
	(774,826)	(519,900)	(1,256,701)
Administration Shares
Shares sold	1,351,080,534	635,633,882	2,651,967,361
Reinvestment of distributions	11,581	6,401	2,014,743
Shares redeemed	(1,579,764,547)	(468,570,619)	(2,684,420,997)
	(228,672,432)	167,069,664	(30,438,893)
Cash Management Shares
Shares sold	566,733,131	265,391,569	1,086,664,753
Reinvestment of distributions	1,399	1,098	185,626
Shares redeemed	(483,207,448)	(275,724,818)	(1,037,350,612)
	83,527,082	(10,332,151)	49,499,767
Premier Shares
Shares sold	350,298,335	161,822,274	705,690,354
Reinvestment of distributions	755	359	169,085
Shares redeemed	(308,875,952)	(210,110,000)	(739,350,134)
	41,423,138	(48,287,367)	(33,490,695)
Resource Shares
Shares sold	—	—	—
Reinvestment of distributions	—	—	5
Shares redeemed	—	—	—
	—	—	5

NET INCREASE (DECREASE) IN SHARES	(1,564,595,965)	(845,669,766)	4,270,808,686

†	The Funds changed their fiscal year end from August 31 to November 30.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Class R6, or Drexel Hamilton Class of a Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Institutional Shares and Class R6 Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares, Select Shares, Preferred Shares. Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Resource Shares, Cash Management Shares, Class R6 Shares, or Drexel Hamilton Class of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021, which represents a period of 182 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2021 (Unaudited) (continued)

	Federal Instruments Fund				Government Fund				Money Market Fund
Share Class	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*
Class A Shares
Actual	—	—		—	$1,000.00	$1,014.40		$0.45	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.48	+	0.45	—	—		—
Class C Shares
Actual	—	—		—	1,000.00	1,014.40		0.45	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.48	+	0.45	—	—		—
Institutional Shares
Actual	$1,000.00	$1,003.10		$0.55	1,000.00	1,014.40		0.45	$1,000.00	$1,015.80		$0.65
Hypothetical 5% return	1,000.00	1,024.38	+	0.56	1,000.00	1,024.48	+	0.45	1,000.00	1,024.28	+	0.66
Capital Shares
Actual	1,000.00	1,003.10		0.55	1,000.00	1,014.40		0.45	1,000.00	1,001.80		0.75
Hypothetical 5% return	1,000.00	1,024.38	+	0.56	1,000.00	1,024.48	+	0.45	1,000.00	1,024.18	+	0.76
Service Shares
Actual	1,000.00	1,003.10		0.55	1,000.00	1,014.40		0.45	1,000.00	1,081.80		0.78
Hypothetical 5% return	1,000.00	1,024.38	+	0.56	1,000.00	1,024.48	+	0.45	1,000.00	1,024.18	+	0.76
Preferred Shares
Actual	1,000.00	1,003.10		0.55	1,000.00	1,014.40		0.45	1,000.00	1,011.80		0.70
Hypothetical 5% return	1,000.00	1,024.38	+	0.56	1,000.00	1,024.48	+	0.45	1,000.00	1,024.23	+	0.71
Select Shares
Actual	1,000.00	1,003.10		0.55	1,000.00	1,014.40		0.45	1,000.00	1,014.40		0.70
Hypothetical 5% return	1,000.00	1,024.38	+	0.56	1,000.00	1,024.48	+	0.45	1,000.00	1,024.23	+	0.71
Administration Shares
Actual	1,000.00	1,003.10		0.55	1,000.00	1,014.40		0.45	1,000.00	1,011.80		0.70
Hypothetical 5% return	1,000.00	1,024.38	+	0.56	1,000.00	1,024.48	+	0.45	1,000.00	1,024.23	+	0.71
Cash Management Shares
Actual	1,000.00	1,003.10		0.55	1,000.00	1,014.40		0.45	1,000.00	1,111.80		0.68
Hypothetical 5% return	1,000.00	1,024.38	+	0.56	1,000.00	1,024.48	+	0.45	1,000.00	1,024.28	+	0.66
Premier Shares
Actual	1,000.00	1,003.10		0.55	1,000.00	1,014.40		0.45	1,000.00	1,101.80		0.68
Hypothetical 5% return	1,000.00	1,024.38	+	0.56	1,000.00	1,024.48	+	0.45	1,000.00	1,024.28	+	0.66
Resource Shares
Actual	—	—		—	1,000.00	1,014.40		0.45	1,000.00	1,111.80		0.68
Hypothetical 5% return	—	—		—	1,000.00	1,024.48	+	0.45	1,000.00	1,024.28	+	0.66
Class R6 Shares
Actual	—	—		—	1,000.00	1,014.40		0.45	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.48	+	0.45	—	—		—
Drexel Hamilton Class Shares
Actual	—	—		—	1,000.00	1,014.40		0.45	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.48	+	0.45	—	—		—

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares	Class R6 Shares	Drexel Hamilton Class Shares
Federal Instruments Fund	—	—	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	—	—	—
Government Fund	0.09%	0.09%	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.09%	0.09%	0.09%
Money Market Fund	—	—	0.13	0.15	0.15	0.14	0.14	0.14	0.13	0.13	0.13	—	—

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2021 (Unaudited) (continued)

	Prime Obligations Fund				Treasury Instruments Fund				Treasury Obligations Fund
Share Class	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*
Institutional Shares
Actual	$1,000.00	$1,001.70		$0.80	$1,000.00	$1,003.00		$0.50	$1,000.00	$1,012.50		$0.35
Hypothetical 5% return	1,000.00	1,024.13	+	0.81	1,000.00	1,024.43	+	0.50	1,000.00	1,024.58	+	0.35
Capital Shares
Actual	1,000.00	998.00		0.85	1,000.00	1,003.00		0.50	1,000.00	1,012.50		0.35
Hypothetical 5% return	1,000.00	1,024.08	+	0.86	1,000.00	1,024.43	+	0.50	1,000.00	1,024.58	+	0.35
Service Shares
Actual	1,000.00	1,098.00		0.84	1,000.00	1,003.00		0.50	1,000.00	1,012.50		0.35
Hypothetical 5% return	1,000.00	1,024.13	+	0.81	1,000.00	1,024.43	+	0.50	1,000.00	1,024.58	+	0.35
Preferred Shares
Actual	1,000.00	998.00		0.85	1,000.00	1,003.00		0.50	1,000.00	1,012.50		0.35
Hypothetical 5% return	1,000.00	1,024.08	+	0.86	1,000.00	1,024.43	+	0.50	1,000.00	1,024.58	+	0.35
Select Shares
Actual	1,000.00	998.20		0.85	1,000.00	1,003.00		0.50	1,000.00	1,012.50		0.35
Hypothetical 5% return	1,000.00	1,024.08	+	0.86	1,000.00	1,024.43	+	0.50	1,000.00	1,024.58	+	0.35
Administration Shares
Actual	1,000.00	998.00		0.85	1,000.00	1,003.00		0.50	1,000.00	1,012.50		0.35
Hypothetical 5% return	1,000.00	1,024.08	+	0.86	1,000.00	1,024.43	+	0.50	1,000.00	1,024.58	+	0.35
Cash Management Shares
Actual	1,000.00	1,118.00		0.84	1,000.00	1,003.00		0.50	1,000.00	1,012.50		0.35
Hypothetical 5% return	1,000.00	1,024.13	+	0.81	1,000.00	1,024.43	+	0.50	1,000.00	1,024.58	+	0.35
Premier Shares
Actual	1,000.00	1,118.00		0.84	1,000.00	1,003.00		0.50	1,000.00	1,012.50		0.35
Hypothetical 5% return	1,000.00	1,024.13	+	0.81	1,000.00	1,024.43	+	0.50	1,000.00	1,024.58	+	0.35
Resource Shares
Actual	1,000.00	1,108.00		0.84	1,000.00	1,003.00		0.50	1,000.00	1,012.50		0.35
Hypothetical 5% return	1,000.00	1,024.13	+	0.81	1,000.00	1,024.43	+	0.50	1,000.00	1,024.58	+	0.35
Drexel Hamilton Class Shares
Actual	1,000.00	991.70		0.79	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	1,024.13	+	0.81	—	—		—	—	—		—

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares	Drexel Hamilton Class Shares
Prime Obligations Fund	0.16%	0.17%	0.16%	0.17%	0.17%	0.17%	0.16%	0.16%	0.16%	0.16%
Treasury Instruments Fund	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	—
Treasury Obligations Fund	0.07	0.07	0.07	0.07	0.07	0.07	0.07	0.07	0.07	—

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended May 31, 2021 (Unaudited) (continued)

	Treasury Solutions Fund
Share Class	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*
Institutional Shares
Actual	$1,000.00	$1,003.00		$0.55
Hypothetical 5% return	1,000.00	1,024.38	+	0.56
Capital Shares
Actual	1,000.00	1,003.00		0.55
Hypothetical 5% return	1,000.00	1,024.38	+	0.56
Service Shares
Actual	1,000.00	1,003.00		0.55
Hypothetical 5% return	1,000.00	1,024.38	+	0.56
Preferred Shares
Actual	1,000.00	1,003.00		0.55
Hypothetical 5% return	1,000.00	1,024.38	+	0.56
Select Shares
Actual	1,000.00	1,003.00		0.55
Hypothetical 5% return	1,000.00	1,024.38	+	0.56
Administration Shares
Actual	1,000.00	1,003.00		0.55
Hypothetical 5% return	1,000.00	1,024.38	+	0.56
Cash Management Shares
Actual	1,000.00	1,003.00		0.55
Hypothetical 5% return	1,000.00	1,024.38	+	0.56
Premier Shares
Actual	1,000.00	1,003.00		0.55
Hypothetical 5% return	1,000.00	1,024.38	+	0.56
Resource Shares
Actual	1,000.00	1,003.00		0.55
Hypothetical 5% return	1,000.00	1,024.38		0.56

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended May 31, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares
Treasury Solutions Fund	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.2 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Goldman Sachs & Co. LLC (“Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of May 31, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Financial Square FundsSM is a registered service mark of Goldman Sachs & Co LLC.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co LLC by calling (Class A Shares or Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 244883-OTU-1445690 FSQSAR-21

Goldman Sachs Funds

Semi-Annual Report	May 31, 2021

Investor FundsSM
Money Market
Tax-Exempt Money Market

Goldman Sachs Investor Funds

∎	MONEY MARKET

∎	TAX-EXEMPT MONEY MARKET

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Investor Funds

as of May 31, 2021

PERFORMANCE REVIEW[1,2]

December 1, 2020–May 31, 2021	Fund Total Return (based on NAV)[3] Class I Shares	SEC 7-Day Current Yield[4]	iMoneyNet Institutional Average[5]

Investor Money Market	0.03%	0.01%	0.02%[6]
Investor Tax-Exempt Money Market	0.01	0.01	0.01	[7]

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	The Money Market Fund offers seven separate classes of shares (Class I, Administration, Service, Resource, Cash Management, Class A and Class C Shares) and the Tax-Exempt Money Market Fund offers eleven separate classes of shares (Class I, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Class I Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees (as applicable) at the following contractual rates: Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Premier Shares pay 0.35%, Service Shares pay 0.50%, Resource Shares pay 0.65%, Cash Management Shares pay 0.80%, Class A Shares pay 0.25%, and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return assumes the reinvestment of dividends and other distributions.

[4]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]	Source: iMoneyNet, Inc. May 2021. The iMoneyNet Institutional Average represents total return.

[6]	First Tier Retail–Category includes only non-government retail funds that also are not holding any second-tier securities. Portfolio holdings of first-tier funds include US Treasury, US other, repos, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating rate notes and asset-backed commercial paper.

[7]	Tax-Free National Retail–Category includes all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds—6 months & less, put bonds—over 6 months, alternative minimum tax paper and other tax-free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

1

YIELD SUMMARY

SUMMARY OF THE CLASS I SHARES AS OF 5/31/21

Fund	7-Day Dist. Yield[8]	SEC 7-Day Effective Yield[9]	30-Day Average Yield[10]	Weighted Avg. Maturity (days)[11]	Weighted Avg. Life (days)[12]

Investor Money Market	0.09%	0.01%	0.09%	22	40
Investor Tax-Exempt Money Market	0.01	0.01	0.01	8	8

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[8]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[9]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[10]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[11]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[12]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

SECTOR ALLOCATIONS

INVESTOR MONEY MARKET FUND*

As of May 31, 2021

Security Type	Percentage of Net Assets

Certificates of Deposit - Eurodollar	0.6%

Certificates of Deposit - Yankeedollar	5.3

Commercial Paper & Corporate Obligations	32.2

Repurchase Agreements	25.1

Time Deposits	9.3

U.S. Government Agency Obligations	0.8

U.S. Treasury Obligations	16.2

Variable Rate Municipal Debt Obligations	8.9

As of November 30, 2020

Security Type	Percentage of Net Assets

Certificates of Deposit - Eurodollar	0.5%

Certificates of Deposit - Yankeedollar	4.3

Commercial Paper & Corporate Obligations	15.6

Repurchase Agreements	26.9

U.S. Government Agency Obligations	0.4

U.S. Treasury Obligations	42.0

Variable Rate Municipal Debt Obligations	11.6

*	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

3

SECTOR ALLOCATIONS

INVESTOR TAX-EXEMPT MONEY MARKET FUND*

As of May 31, 2021

Security Type	Percentage of Net Assets

Commercial Paper	11.4%

Revenue Anticipation Notes	0.2

Variable Rate Obligations	88.1

As of November 30, 2020

Security Type	Percentage of Net Assets

Commercial Paper	15.8%

General Obligation	7.5

Revenue Anticipation Notes	1.0

Variable Rate Obligations	74.2

*	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

4

INVESTOR MONEY MARKET FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 32.2%
Adventist Health System/West
$5,000,000	0.132%	08/19/21	$4,998,574
Agricultural Bank of China Ltd.
3,365,000	0.208	08/24/21	3,363,390
Albion Capital LLC
15,000,000	0.101	06/04/21	14,999,875
1,959,000	0.183	07/27/21	1,958,451
Antalis
5,000,000	0.172	08/04/21	4,998,489
7,323,000	0.172	08/11/21	7,320,545
Barclays US CCP Funding LLC
8,000,000	0.106	06/14/21	7,999,697
1,823,000	0.172	08/03/21	1,822,458
5,356,000	0.172	08/04/21	5,354,381
8,000,000	0.157	08/13/21	7,997,486
Barton Capital S.A.
15,000,000	0.152	07/06/21	14,997,813
Bedford Row Funding Corp.
5,000,000	0.132	08/04/21	4,998,844
BNG Bank N.V.
12,500,000	0.081	06/03/21	12,499,944
BNP Paribas
12,000,000	0.020	06/01/21	12,000,000
5,000,000	0.152	07/12/21	4,999,146
7,000,000	0.152	07/13/21	6,998,775
BNZ International Funding Ltd.
10,000,000	0.142	07/27/21	9,997,822
Cancara Asset Securitisation LLC
10,000,000	0.122	07/06/21	9,998,833
Chariot Funding LLC
15,100,000	0.132	06/11/21	15,099,455
5,000,000	0.091	07/02/21	4,999,612
Chesham Finance Ltd. – Series II
15,000,000	0.132	06/01/21	15,000,000
Chesham Finance Ltd. – Series III
8,000,000	0.061	06/01/21	8,000,000
Chesham Finance Ltd. – Series V
4,000,000	0.061	06/01/21	4,000,000
China Construction Bank Corp.
3,998,000	0.243	06/23/21	3,997,414
CNPC Finance (HK) Ltd.
15,000,000	0.264	06/01/21	15,000,000
Collateralized Commercial Paper V Co., LLC
13,624,000	0.183	06/21/21	13,622,637
9,410,000	0.152	07/16/21	9,408,236
Columbia Funding Company, LLC
5,000,000	0.162	07/20/21	4,998,911
DBS Bank Ltd.
6,702,000	0.142	07/01/21	6,701,218
5,121,000	0.147	07/09/21	5,120,216
Dexia Credit Local
7,000,000	0.142	07/16/21	6,998,775
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, Frankfurt Am Main
18,000,000	0.020	06/01/21	18,000,000
Federation des Caisses Desjardins du Quebec
5,000,000	0.147	07/02/21	4,999,376
15,000,000	0.101	07/12/21	14,998,291

Commercial Paper and Corporate Obligations – (continued)
First Abu Dhabi Bank P.J.S.C.
10,000,000	0.162	07/09/21	9,998,311
6,078,000	0.162	08/02/21	6,076,325
5,000,000	0.152	08/19/21	4,998,354
FMS Wertmanagement
11,138,000	0.142	06/15/21	11,137,394
4,436,000	0.147	07/08/21	4,435,339
Industrial & Commercial Bank of China Ltd.-New York Branch
5,410,000	0.243	06/15/21	5,409,495
2,811,000	0.243	06/22/21	2,810,607
ING (United States) Funding LLC
7,000,000	0.122	08/18/21	6,998,180
Ionic Capital II Trust
9,088,000	0.183	06/09/21	9,087,637
5,000,000	0.183	07/01/21	4,999,250
KfW
6,000,000	0.147	06/01/21	6,000,000
Liberty Street Funding LLC
5,000,000	0.132	08/05/21	4,998,826
Macquarie Bank Ltd.
5,000,000	0.152	07/16/21	4,999,062
7,000,000	0.142	08/18/21	6,997,877
Matchpoint Finance PLC
6,040,000	0.152	07/06/21	6,039,119
Nationwide Building Society
15,000,000	0.066	06/09/21	14,999,784
7,000,000	0.061	07/02/21	6,999,638
Nederlandse Waterschapsbank N.V.
11,000,000	0.056	06/25/21	10,999,597
7,863,000	0.051	06/28/21	7,862,892
Nieuw Amsterdam Receivables Corp.
5,556,000	0.142	06/11/21	5,555,784
15,000,000	0.152	07/22/21	14,996,812
5,000,000	0.132	08/02/21	4,998,881
NRW.Bank
10,000,000	0.041	06/21/21	9,999,778
Salisbury Receivables Company LLC
6,263,000	0.162	06/11/21	6,262,722
Sheffield Receivables Company LLC
5,000,000	0.142	08/02/21	4,998,794
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
10,000,000	0.091	08/31/21	9,997,725
Versailles Commercial Paper LLC
6,338,000	0.172	06/10/21	6,337,731
Victory Receivables Corp.
10,000,000	0.152	07/07/21	9,998,500
10,000,000	0.142	07/27/21	9,997,822
5,000,000	0.142	08/03/21	4,998,775
5,000,000	0.091	08/25/21	4,998,938

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$517,238,613

Certificate of Deposit-Eurodollar – 0.6%
Mitsubishi UFJ Trust and Banking Corp.-London Branch
$8,000,000	0.195%	08/03/21	$7,997,271

The accompanying notes are an integral part of these financial statements.	5

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificates of Deposit-Yankeedollar – 5.3%
Mitsubishi UFJ Trust and Banking Corp.
$7,500,000	0.150%		07/16/21	$7,500,000
National Bank of Kuwait S.A.K.P
18,000,000	0.070		06/03/21	18,000,000
4,696,000	0.320		06/09/21	4,696,000
3,054,000	0.320		06/25/21	3,054,000
3,953,000	0.200		07/26/21	3,953,000
5,000,000	0.290		08/20/21	5,000,000
Norinchukin Bank (The)
5,000,000	0.070		07/02/21	5,000,000
15,000,000	0.170		07/06/21	15,000,000
Sumitomo Mitsui Banking Corp.
16,000,000	0.080		06/14/21	16,000,000
Sumitomo Mitsui Trust Bank, Ltd.
7,500,000	0.150		07/16/21	7,500,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$85,703,000

Time Deposits – 9.3%
Banco Santander, S.A.
$50,000,000	0.050%		06/01/21	$50,000,000
Credit Agricole Corporate And Investment Bank
50,000,000	0.030		06/01/21	50,000,000
Erste Group Bank AG-New York Branch
50,000,000	0.050		06/01/21	50,000,000

TOTAL TIME DEPOSIT				$150,000,000

U.S. Government Agency Obligations – 0.8%
U.S. International Development Finance Corp.
$4,000,000	0.000%		01/26/22	$4,003,039
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
2,200,000	0.008	(a)	06/07/21	2,200,000
3,000,000	0.090	(a)	06/07/21	3,000,000
4,000,000	0.100	(a)	06/07/21	4,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$13,203,039

U.S. Treasury Obligations – 16.2%
United States Treasury Bills
$16,000,000	0.096%		06/01/21	$16,000,000
8,959,000	0.091		06/22/21	8,958,530
22,000,000	0.081		07/06/21	21,998,289
20,000,000	0.091		07/08/21	19,998,150
10,000,000	0.091		07/15/21	9,998,900
20,000,000	0.096		07/22/21	19,997,308
25,000,000	0.086		07/29/21	24,996,576
55,000,000	0.071		08/05/21	54,993,049
27,000,000	0.061		08/19/21	26,996,445
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
31,500,000	0.054	(a)	04/30/23	31,501,240

U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
12,000,000	0.069	(a)	01/31/23	12,000,811
United States Treasury Notes
560,000	1.125		06/30/21	560,459
4,960,000	2.625		07/15/21	4,975,177
1,200,000	1.125		07/31/21	1,202,026
2,200,000	2.125		08/15/21	2,209,233
2,100,000	1.125		08/31/21	2,105,326
600,000	1.500		08/31/21	602,081
1,100,000	2.000		08/31/21	1,105,199

TOTAL U.S. TREASURY OBLIGATIONS				$260,198,799

Variable Rate Municipal Debt Obligations(b) – 8.9%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$5,000,000	0.080%		06/07/21	$5,000,000
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
2,000,000	0.140		06/07/21	2,000,000
City of Colorado Springs Utilities System VRDN RB Series 2008 A (U.S. Bank N.A., SPA)
4,365,000	0.070		06/07/21	4,365,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (TB Bank N.A., LOC)
10,305,000	0.090		06/07/21	10,305,000
Colorado Housing And Finance Authority Single Family Mortgage Bonds Class I VRDN RB 2021 Refunding Series C-2 (GNMA Collat., FHLB, SPA)
2,230,000	0.080		06/07/21	2,230,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2016 Subseries E-3 RMKT (State Street Bank & Trust Co., SPA)
5,000,000	0.030		06/07/21	5,000,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 RMKT (State Street Bank & Trust Co., SPA)
5,000,000	0.030		06/07/21	5,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A
5,169,000	0.020		06/01/21	5,168,998
Michigan Finance Authority VRDN RB Refunding for School Loan Revolving Fund Series 2019 C (Bank of America N.A., LOC)
15,100,000	0.100		06/07/21	15,100,000
Ohio Higher Educational Facility Commission VRDN RB Refunding for Cleveland Clinic Health System Series 2008 B-4 RMKT (Barclays Bank PLC, SPA)
5,000,000	0.010		06/01/21	5,000,000
Providence Health & Services Obligated Group VRDN RB Series 12-E (U.S. Bank N.A., SPA)
24,880,000	0.120		06/07/21	24,880,000
Providence St. Joseph Health Obligated Group VRDN Series 16-G (Bank of Tokyo-Mitsubishi UFJ, LOC)
17,000,000	0.100		06/07/21	17,000,000

6	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Municipal Debt Obligations(b) – (continued)
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
$15,530,000	0.080%		06/07/21	$15,530,000
State of Texas Veterans VRDN GO Bonds, Series 2012 B RMKT (State Street Bank & Trust Co., SPA)
22,750,000	0.070		06/07/21	22,750,000
The Regents of the University of California Medical Center Pooled VRDN RB Series 2013 K RMKT
4,000,000	0.010		06/01/21	4,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$143,328,998

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$1,177,669,720

Repurchase Agreements(c) – 25.1%
BNP Paribas
$10,000,000	0.060	%(d)	06/07/21	$10,000,000
Maturity Value: $10,003,017
Settlement Date: 02/19/21

Collateralized by Federal Home Loan Mortgage Corp., 0.000% to
2.125%, due 12/11/25 to 03/01/42, Federal Home Loan
Mortgage Corp. Stripped Securities, 4.000% to 6.500%, due
06/01/31 to 02/15/45, Federal National Mortgage Association,
2.000% to 2.500%, due 12/01/50 to 04/01/51, Federal National
Mortgage Association Stripped Securities, 3.000% to 5.500%,
due 05/25/36 to 02/25/48, Government National Mortgage
Association, 2.319%, due 11/20/34, a U.S. Treasury Bond,
8.125%, due 08/15/21, a U.S. Treasury Inflation-Indexed Bond,
2.375%, due 01/15/25 and U.S. Treasury Notes, 0.500% to
2.250%, due 05/15/22 to 02/28/26. The aggregate market value of the collateral, including accrued interest, was $10,306,120.

10,000,000	0.060	(d)	06/07/21	10,000,000
Maturity Value: $10,003,100
Settlement Date: 03/05/21

Collateralized by U.S. Treasury Bills, 0.000%, due 10/07/21 to
01/27/22, a U.S. Treasury Floating Rate Note, 0.064%, due
01/31/23, U.S. Treasury Inflation-Indexed Notes, 0.125% to
0.375%, due 01/15/23 to 01/15/27, U.S. Treasury Interest-Only
Stripped Securities, 0.000%, due 08/15/31 to 02/15/41, U.S.
Treasury Notes, 1.375% to 1.875%, due 03/31/22 to 01/31/25
and a U.S. Treasury Principal-Only Stripped Security, 0.000%,
due 02/15/43. The aggregate market value of the collateral,
including accrued interest, was $10,200,001.

20,000,000	0.060	(d)	06/07/21	20,000,000
Maturity Value: $20,006,033
Settlement Date: 02/19/21

Collateralized by a U.S. Treasury Bond, 8.000%, due 11/15/21, a
U.S. Treasury Inflation-Indexed Note, 0.750%, due 07/15/28,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
02/15/33 to 02/15/48, U.S. Treasury Notes, 1.375% to 1.875%,
due 05/31/21 to 03/31/22 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/39 to 08/15/50. The
aggregate market value of the collateral, including accrued
interest, was $20,399,999.

22,000,000	0.060	(d)	06/07/21	22,000,000

Repurchase Agreements(c) – (continued)
Maturity Value: $22,006,820
Settlement Date: 03/05/21

Collateralized by Federal Home Loan Mortgage Corp., 4.500%,
due 11/15/48, Government National Mortgage Association,
2.121%, due 01/20/48, U.S. Treasury Bonds, 2.875% to
3.000%, due 05/15/43 to 05/15/47, a U.S. Treasury Inflation-
Indexed Note, 0.250%, due 07/15/29, U.S. Treasury Interest-
Only Stripped Securities, 0.000%, due 11/15/34 to 02/15/37
and U.S. Treasury Notes, 0.250% to 1.875%, due 03/31/22 to
08/31/25. The aggregate market value of the collateral,
including accrued interest, was $22,440,101.

Canadian Imperial Bank of Commerce
5,000,000	0.090	(d)	06/07/21	5,000,000
Maturity Value: $5,002,250
Settlement Date: 01/28/21

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.000%, due 07/01/48 to 06/01/50, Federal National Mortgage
Association, 2.000% to 4.500%, due 07/01/34 to 06/01/51,
Government National Mortgage Association, 4.000% to
5.000%, due 01/20/49 to 09/20/50 and a U.S. Treasury Note,
0.625%, due 11/30/27. The aggregate market value of the
collateral, including accrued interest, was $5,149,974.

5,000,000	0.090	(d)	06/07/21	5,000,000
Maturity Value: $5,002,250
Settlement Date: 01/29/21

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.000%, due 07/01/48 to 06/01/50, Federal National Mortgage
Association, 2.000% to 4.500%, due 10/01/32 to 05/01/51 and a
U.S. Treasury Note, 0.625%, due 11/30/27. The aggregate
market value of the collateral, including accrued interest, was
$5,149,965.

Joint Account III
152,000,000	0.013		06/01/21	152,000,000
Maturity Value: $152,000,211

Royal Bank of Canada
30,000,000	0.140		06/01/21	30,000,000
Maturity Value: $30,000,467
Collateralized by various corporate security issuers, 0.000% to 10.500%, due 09/10/21 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $31,534,745.
2,200,000	0.070	(d)	06/07/21	2,200,000
Maturity Value: $2,200,774
Settlement Date: 03/02/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.000%, due 09/01/40 to 06/01/51 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $2,244,000.

10,000,000	0.070	(d)	06/07/21	10,000,000
Maturity Value: $10,003,539
Settlement Date: 02/08/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.000%, due 09/01/40 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $10,199,999.

10,000,000	0.070	(d)	06/07/21	10,000,000

The accompanying notes are an integral part of these financial statements.	7

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Maturity Value: $10,003,519
Settlement Date: 02/09/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
5.000%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.000%, due 09/01/40 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $10,200,001.

$16,000,000	0.070	% (d)	06/07/21	$16,000,000
Maturity Value: $16,005,569
Settlement Date: 02/11/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 09/01/50, Federal National Mortgage
Association, 2.000% to 4.000%, due 09/01/40 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $16,320,003.

36,000,000	0.070	(d)	06/07/21	36,000,000
Maturity Value: $36,012,600
Settlement Date: 02/11/21

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 12/01/29 to 05/01/51, Federal National Mortgage
Association, 2.000% to 4.500%, due 05/01/26 to 05/01/58 and
Government National Mortgage Association, 4.500%, due
10/20/49. The aggregate market value of the collateral,
including accrued interest, was $36,720,003.

Scotia Capital (USA), Inc.
24,000,000	0.140		06/01/21	24,000,000
Maturity Value: $24,000,373
Collateralized by various corporate security issuers, 0.333% to 10.125%, due 07/08/21 to 02/01/31. The aggregate market value of the collateral, including accrued interest, was $25,203,931.
24,000,000	0.290		06/01/21	24,000,000
Maturity Value: $24,000,773
Collateralized by various corporate security issuers, 0.333% to 10.125%, due 06/23/21 to 04/15/33. The aggregate market value of the collateral, including accrued interest, was $25,446,646.

Wells Fargo Securities LLC
7,000,000	0.140		06/01/21	7,000,000
Maturity Value: $7,000,109
Collateralized by various corporate security issuers, 0.000% to 3.750%, due 06/01/21 to 02/08/51. The aggregate market value of the collateral, including accrued interest, was $7,329,412.
19,000,000	0.190		06/02/21	19,000,000
Maturity Value: $19,000,702
Settlement Date: 05/26/21
Collateralized by various corporate security issuers, 0.000% to 3.625%, due 06/01/21 to 10/15/50. The aggregate market value of the collateral, including accrued interest, was $19,894,524.

TOTAL REPURCHASE AGREEMENTS				$402,200,000

TOTAL INVESTMENTS – 98.4%				$1,579,869,720

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%				25,393,562

NET ASSETS – 100.0%				$1,605,263,282

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2021.

(b)	Rate shown is that which is in effect on May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2021. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FHLB	—Insured by Federal Home Loan Bank
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
IDB	—Industrial Development Board
LOC	—Letter of Credit
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

8	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 99.7%
Alabama – 0.8%
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2008 C RMKT(a)
$11,500,000	0.130%	06/07/21	$11,500,000

Alaska – 2.7%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 A RMKT (Wells Fargo Bank N.A., SPA)(a)
15,600,000	0.050	06/07/21	15,600,000
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 B RMKT (FHLB, SPA)(a)
10,100,000	0.050	06/07/21	10,100,000
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Company Project Series 1985(a)
5,200,000	0.020	06/01/21	5,200,000
City of Valdez Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (GTY AGMT - Exxon Mobil Corp.)(a)
6,710,000	0.020	06/01/21	6,710,000

			37,610,000

Arizona – 1.1%
Arizona State University VRDN RB Refunding Series 2008 B RMKT(a)
1,400,000	0.050	06/07/21	1,400,000
City of Phoenix IDA Health Care Facilities VRDN RB for Mayo Clinic Series 2014 B (Northern Trust Co., SPA) (GTY AGMT – Mayo Clinic)
13,250,000	0.020	06/01/21	13,250,000

			14,650,000

California – 3.8%
Bay Area Toll Authority Toll Bridge VRDN RB Series 2007 A-2 RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
16,500,000	0.010	06/07/21	16,500,000
Metropolitan Water District of Southern California VRDN RB Partial Refunding Series 2016 B-2 RMKT (Bank of America N.A., SPA)(a)
2,300,000	0.010	06/01/21	2,300,000
Metropolitan Water District of Southern California VRDN RB Series 2017 A (PNC Bank N.A., SPA)
14,400,000	0.010	06/01/21	14,400,000
San Francisco, California (City & County of) Lease Revenue CP Series 1-T
10,000,000	0.100	06/30/21	10,000,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 B RMKT (TD Bank N.A., SPA)(a)
7,180,000	0.030	06/07/21	7,180,000
The Regents of the University of California Medical Center Pooled VRDN RB Series 2013 K RMKT(a)
2,500,000	0.010	06/01/21	2,500,000

			52,880,000

Municipal Debt Obligations – (continued)
Colorado – 3.5%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2006 B RMKT (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
200,000	0.070	06/07/21	200,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C RMKT (Barclays Bank PLC, SPA)(a)
8,255,000	0.040	06/07/21	8,255,000
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)(a)
5,530,000	0.040	06/07/21	5,530,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Sumitomo Mitsui Banking Corp., LOC)(a)
8,500,000	0.070	06/07/21	8,500,000
University of Colorado Hospital Authority VRDN RB Series 2019 A(a)
26,850,000	0.050	06/07/21	26,850,000

			49,335,000

Connecticut – 3.5%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2012 Subseries B-3 (Royal Bank of Canada, SPA)(a)
17,130,000	0.040	06/07/21	17,130,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 RMKT (Sumitomo Mitsui Banking Corp., SPA)(a)
5,000,000	0.070	06/07/21	5,000,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2016 Subseries E-3 RMKT (State Street Bank & Trust Co., SPA)(a)
10,000,000	0.030	06/07/21	10,000,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 RMKT (State Street Bank & Trust Co., SPA)(a)
7,000,000	0.030	06/07/21	7,000,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2019 Subseries B-3 (Bank of America N.A., SPA)(a)
4,150,000	0.050	06/07/21	4,150,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2
5,485,000	0.010	06/01/21	5,485,000

			48,765,000

Delaware – 2.0%
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)(a)
20,475,000	0.020	06/01/21	20,475,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)(a)
7,000,000	0.020	06/01/21	7,000,000

			27,475,000

The accompanying notes are an integral part of these financial statements.	9

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
District of Columbia – 2.9%
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-1 (TD Bank N.A., SPA)(a)
$10,350,000	0.080%	06/07/21	$10,350,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
17,150,000	0.050	06/07/21	17,150,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
13,355,000	0.030	06/07/21	13,355,000

			40,855,000

Florida – 2.4%
Miami-Dade County IDA VRDN RB Florida Power & Light Co. Refunding Series 2021
12,385,000	0.030	06/01/21	12,385,000
Orlando Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)(a)
20,725,000	0.070	06/07/21	20,725,000

			33,110,000

Georgia – 1.6%
Fulton County Development Authority VRDN RB Refunding for Children’s Healthcare of Atlanta Series 2008 (PNC Bank N.A. SPA)(a)
22,800,000	0.060	06/07/21	22,800,000

Illinois – 3.1%
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B(a)
26,560,000	0.050	06/07/21	26,560,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-4 (U.S. Bank N.A., SPA)(a)
7,800,000	0.010	06/01/21	7,800,000
Illinois Housing Development Authority VRDN Homeowner Mortgage RB Series 2018 Subseries A-2 (GNMA/FNMA/ FHLMC)(FHLB, SPA)(a)
4,875,000	0.040	06/07/21	4,875,000
Illinois State Finance Authority VRDN RB Refunding for Advocate Health Care Series 2008 Subseries C3A (Northern Trust Co., SPA)(a)
4,000,000	0.060	06/07/21	4,000,000

			43,235,000

Indiana – 2.7%
Indiana Finance Authority VRDN RB Refunding for Ascension Health Credit Group Series 2008 E-8 Convertible(a)
25,000,000	0.070	06/07/21	25,000,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Subordinate Credit Group Series 2005 A-2 RMKT(a)
1,065,000	0.040	06/07/21	1,065,000

Municipal Debt Obligations – (continued)
Indiana – (continued)
Purdue University VRDN RB for Student Facilities System Series 2007 C(a)
11,800,000	0.060	06/07/21	11,800,000

			37,865,000

Iowa – 0.3%
Iowa Finance Authority VRDN RB for Archer-Daniels-Midland Co. Project Series 2012 1A
4,260,000	0.080	06/07/21	4,260,000

Louisiana – 1.4%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A(a)
14,000,000	0.020	06/01/21	14,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 B(a)
6,000,000	0.020	06/01/21	6,000,000

			20,000,000

Maryland – 2.0%
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Institute Project Series 2008 B(a)
2,725,000	0.060	06/07/21	2,725,000
Montgomery County CP BANS Series 2009 A
2,500,000	0.100	07/08/21	2,500,000
Montgomery County IAM CP BANS Series 2010 A
20,000,000	0.100	07/08/21	20,000,000
Washington Suburban Sanitary District GO VRDN BANS Series 2015 A-2 (County Guarantee)(TD Bank N.A., SPA)(a)
1,300,000	0.040	06/07/21	1,300,000
Washington Suburban Sanitary District GO VRDN BANS Series B-4 (County Guarantee)(State Street Bank & Trust Co., SPA)
1,800,000	0.060	06/07/21	1,800,000

			28,325,000

Massachusetts – 7.5%
Massachusetts Bay Transportation Authority VRDN RB Refunding for General Transportation System Series 2000 A-1 (Barclays Bank PLC, SPA)(a)
24,615,000	0.050	06/07/21	24,615,000
Massachusetts Bay Transportation Authority VRDN RB Refunding for General Transportation System Series 2000 Subseries A-2 (Barclays Bank PLC, SPA)(a)
13,400,000	0.060	06/07/21	13,400,000
Massachusetts Development Finance Agency VRDN RB Tufts University Series 2018 R (U.S. Bank N.A., SPA)
15,600,000	0.010	06/01/21	15,600,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y(a)
1,925,000	0.030	06/07/21	1,925,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Massachusetts General Brigham, Inc. Series P-2 RMKT (JPMorgan Chase Bank N.A., SPA)(a)
1,500,000	0.050	06/07/21	1,500,000

10	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-1
$200,000	0.030%	06/07/21	$200,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-2
5,955,000	0.030	06/07/21	5,955,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Bank of America N.A., SPA)(a)
6,395,000	0.020	06/01/21	6,395,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Harvard University Series 1999 R
8,450,000	0.010	06/01/21	8,450,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Partners Healthcare System Series 2005 F-3 (TD Bank N.A., LOC)(a)
1,400,000	0.050	06/07/21	1,400,000
Massachusetts Housing Finance Agency VRDN RB Single Family Housing Refunding Series 200 RMKT (UBS AG, SPA)
6,000,000	0.060	06/07/21	6,000,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 A-3 RMKT (Wells Fargo Bank N.A. SPA)(a)
4,000,000	0.060	06/07/21	4,000,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)(a)
14,335,000	0.050	06/07/21	14,335,000

			103,775,000

Michigan – 2.3%
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-2(a)
10,465,000	0.070	06/07/21	10,465,000
Michigan State University VRDN RB General Series 2000 A (Northern Trust Co., SPA)(a)
215,000	0.060	06/07/21	215,000
Regents of the University of Michigan VRDN RB Refunding Series General 2008 B RMKT(a)
300,000	0.030	06/07/21	300,000
University of Michigan CP Series B
15,000,000	0.130	06/17/21	15,000,000
University of Michigan CP Series L-1
6,500,000	0.080	06/02/21	6,500,000

			32,480,000

Minnesota – 2.4%
Minnesota Housing Finance Agency VRDN Residential Housing Finance RB Refunding Series 2019 D (GNMA/FNMA/ FHLMC) (Royal Bank of Canada, SPA)(a)
8,550,000	0.050	06/07/21	8,550,000
Rochester Health Care Facilities CP for Mayo Clinic Series 2021 3-A2
25,000,000	0.130	06/07/21	25,000,000

			33,550,000

Municipal Debt Obligations – (continued)
Mississippi – 2.7%
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Project Series 1993(a)
7,000,000	0.010	06/01/21	7,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 C (GTY AGMT – Chevron Corp.)(a)
3,170,000	0.060	06/07/21	3,170,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 H (GTY AGMT – Chevron Corp.)(a)
1,300,000	0.010	06/01/21	1,300,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 I (GTY AGMT- Chevron Corp.)
7,555,000	0.010	06/01/21	7,555,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K (GTY AGMT – Chevron Corp.)(a)
850,000	0.010	06/01/21	850,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 G (GTY AGMT – Chevron Corp.)(a)
8,070,000	0.010	06/01/21	8,070,000
Mississippi Development Bank VRDN Special Obligation RB Jackson County Industrial Water System Project Series 2009 (GTY AGMT – Chevron Corp.)(a)
10,000,000	0.010	06/01/21	10,000,000

			37,945,000

Missouri – 1.2%
Missouri Health & Educational Facilities Authority VRDN RB Refunding for Ascension Health Credit Group Series 2003 C-2 RMKT(a)
115,000	0.030	06/07/21	115,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2008 A (U.S. Bank N.A., LIQ)(a)
1,350,000	0.040	06/07/21	1,350,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2008 D(a)
15,000,000	0.040	06/07/21	15,000,000

			16,465,000

Multi-State – 0.8%
Federal Home Loan Mortgage Corporation Variable Rate Demand Certificates for Multi-Family Housing Series 2014-M031 Class A (FHLMC, LIQ)(a)(b)
11,470,000	0.092	06/07/21	11,470,000

Nebraska – 0.3%
Nebraska Investment Finance Authority VRDN RB for Single Family Housing Series 2019 C (FHLB, SPA)(a)
3,675,000	0.040	06/07/21	3,675,000

New York – 14.2%
Nassau County IDA VRDN RB Refunding for Cold Spring Harbor Laboratory Series 1999 (TD Bank N.A., SPA)(a)
5,630,000	0.010	06/01/21	5,630,000

The accompanying notes are an integral part of these financial statements.	11

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
New York – (continued)
New York City GO VRDN Series 2005 Subseries F-4A RMKT (Sumitomo Mitsui Banking Corp. LOC)(a)
$5,680,000	0.060%	06/07/21	$5,680,000
New York City GO VRDN Series 2018 Subseries B-5 (Barclays Bank PLC, SPA)(a)
2,500,000	0.010	06/01/21	2,500,000
New York City Housing Development Corp. Multi-Family Housing VRDN RB for 90 Washington Street Series 2005 A (FNMA, LIQ) (FNMA, LOC)(a)
2,650,000	0.040	06/07/21	2,650,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2009 Subseries BB-1 (UBS AG, SPA)(a)
1,500,000	0.030	06/01/21	1,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2010 CC (Barclays Bank PLC, SPA)
2,255,000	0.040	06/07/21	2,255,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2019 BB (Industrial & Commercial Bank of China, SPA)(a)
31,650,000	0.100	06/07/21	31,650,000
New York City Transitional Finance Authority VRDN RB Refunding for Future Tax Secured Series 2002 Subseries C-5 (Bank of America N.A., SPA)
5,770,000	0.020	06/01/21	5,770,000
New York City Transitional Finance Authority VRDN RB Refunding for Future Tax Secured Series 2011 Subseries A-4 (Barclays Bank PLC, SPA)
9,000,000	0.010	06/01/21	9,000,000
New York City Transitional Finance Authority VRDN RB Refunding for Future Tax Secured Series 2013 Subseries A-4 (JPMorgan Chase Bank N.A., SPA)
3,200,000	0.010	06/01/21	3,200,000
New York City Transitional Finance Authority VRDN RB Refunding for Future Tax Secured Series 2015 Subseries E-3 (JPMorgan Chase Bank N.A., SPA)
4,400,000	0.010	06/01/21	4,400,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT(a)
27,330,000	0.050	06/07/21	27,330,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
12,670,000	0.050	06/07/21	12,670,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Series 2004 A RMKT (Bank of New York Mellon, SPA)(a)
16,595,000	0.030	06/07/21	16,595,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2002 A2 Convertible (JPMorgan Chase Bank N.A., SPA)
1,500,000	0.050	06/07/21	1,500,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA, LIQ) (FNMA, LOC)(a)
4,600,000	0.030	06/07/21	4,600,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ)(FNMA, LOC)(a)
9,000,000	0.030	06/07/21	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)(FNMA, LOC)(a)
4,400,000	0.030	06/07/21	4,400,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2010 A (FHLMC, LIQ) (FHLMC, LOC)(a)
26,950,000	0.050	06/07/21	26,950,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A (FHLMC, LIQ)(a)
200,000	0.050	06/07/21	200,000
Triborough Bridge & Tunnel Authority VRDN RB Metropolitan Transportation Authority Bridges & Tunnels Series 2003B-1 RMKT (Bank of America N.A., LOC)
9,525,000	0.010	06/01/21	9,525,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for Metropolitan Transportation Authority Bridges & Tunnels Series 2018E (Bank of America N.A., LOC)
3,665,000	0.100	06/07/21	3,665,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (State Street Bank & Trust Co., LOC)(a)
6,320,000	0.020	06/01/21	6,320,000

			196,990,000

North Carolina – 2.2%
Charlotte-Mecklenburg Hospital Authority (The) VRDN RB Health Care Refunding Series 2007B (JPMorgan Chase Bank N.A., SPA)
14,000,000	0.010	06/01/21	14,000,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 A RMKT (Bank of America N.A., SPA)(a)
5,500,000	0.060	06/07/21	5,500,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 B RMKT (Bank of America N.A., SPA)(a)
6,670,000	0.060	06/07/21	6,670,000
City of Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (PNC Bank N.A., SPA)(a)
4,100,000	0.060	06/07/21	4,100,000

			30,270,000

Ohio – 7.0%
City of Columbus Sewerage System VRDN RB Refunding Series 2008 B(a)
36,000,000	0.030	06/07/21	36,000,000
County of Franklin VRDN RB for OhioHealth Corp. Hospital Facilities Series 2018C
10,000,000	0.030	06/07/21	10,000,000
County of Hamilton VRDN RB Refunding for Cincinnati Children’s Hospital Medical Center Series 2018 AA(a)
12,280,000	0.050	06/07/21	12,280,000

12	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission CP Cleveland Clinic Health System Series 2008 B-6
$1,190,000	0.090%	06/01/21	$1,190,000
Ohio Higher Educational Facility Commission VRDN RB Refunding for Cleveland Clinic Health System Series 2008 B-4 RMKT (Barclays Bank PLC, SPA)
23,900,000	0.010	06/01/21	23,900,000
State of Ohio GO VRDN for Common Schools Series 2006 C(a)
7,125,000	0.040	06/07/21	7,125,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2004 A (TD Bank N.A., LOC)(a)
6,665,000	0.050	06/07/21	6,665,000

			97,160,000

Pennsylvania – 0.8%
City of Philadelphia TRAN 2020-2021 Series A
2,515,000	4.000	06/30/21	2,522,710
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Children’s Hospital of Philadelphia Series 2011 A (Bank of America N.A., SPA)
1,950,000	0.010	06/01/21	1,950,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Refunding for Children’s Hospital of Philadelphia Project Series 2002 B (Wells Fargo Bank N.A., SPA)
5,000,000	0.010	06/01/21	5,000,000

			9,472,710

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B (Northern Trust Co., SPA)(a)
460,000	0.040	06/07/21	460,000

South Carolina – 0.5%
City of Columbia Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
6,750,000	0.050	06/07/21	6,750,000

Texas – 11.5%
Board of Regents of the University of Texas System VRDN RB Refunding for Financing System Series 2008 B (University of Texas Investment Management Company, LIQ)(a)
13,000,000	0.030	06/07/21	13,000,000
Dallas Area Rapid Transit Sr. Subordinated Lien Sales Tax Revenue CP
13,250,000	0.100	08/02/21	13,250,000
Dallas Area Rapid Transit Sr. Subordinated Lien Sales Tax Revenue CP Series IIA
500,000	0.120	08/02/21	500,000
El Paso Water & Sewer System CP Series A
10,000,000	0.110	06/08/21	10,000,000
Gulf Coast IDA VRDN RB for ExxonMobil Project Series 2012(a)
10,000,000	0.010	06/01/21	10,000,000
Harris County Cultural Education Facilities Finance Corp. CP Series C-1
25,000,000	0.100	06/07/21	25,000,000

Municipal Debt Obligations – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2020B
6,000,000	0.010	06/01/21	6,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-2(a)
3,850,000	0.010	06/01/21	3,850,000
Houston Texas Utilities System CP Series B-4
15,000,000	0.110	06/24/21	15,000,000
Port of Port Arthur Navigation District VRDN RB Refunding for Texaco, Inc. Project Series 1994(a)
10,000,000	0.020	06/01/21	10,000,000
State of Texas GO VRDN Refunding for Veterans Bonds Series 2011 C (FHLB, SPA)
31,110,000	0.050	06/07/21	31,110,000
State of Texas Veterans VRDN GO Bonds, Series 2012 B RMKT (State Street Bank & Trust Co., SPA)
21,715,000	0.070	06/07/21	21,715,000

			159,425,000

Utah – 2.9%
Murray City, Utah Hospital VRDN RB for IHC Health Services Series 2005 D (Wells Fargo Bank N.A., SPA)
10,600,000	0.010	06/01/21	10,600,000
Utah Water Finance Agency VRDN Program RB Series B-2 RMKT (JPMorgan Chase Bank N.A., SPA)
30,000,000	0.090	06/07/21	30,000,000

			40,600,000

Virginia – 4.7%
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2016 C(a)
6,905,000	0.060	06/07/21	6,905,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2018 C(a)
15,300,000	0.060	06/07/21	15,300,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 C(a)
2,445,000	0.060	06/07/21	2,445,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 E(a)
2,405,000	0.050	06/07/21	2,405,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 F(a)
7,950,000	0.050	06/07/21	7,950,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2009 B(a)
14,545,000	0.060	06/07/21	14,545,000
Virginia College Building Authority Educational Facilities VRDN RB Refunding for University of Richmond Project Series 2004 RMKT (U.S. Bank N.A., SPA)(a)
16,120,000	0.050	06/07/21	16,120,000

			65,670,000

Washington – 4.5%
King County GO VRDN RB Refunding Series 2019 A (TD Bank N.A., SPA)(a)
6,800,000	0.010	06/01/21	6,800,000

The accompanying notes are an integral part of these financial statements.	13

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Washington – (continued)
King County Washington CP Series A
$7,500,000	0.110%	06/17/21	$7,500,000
7,000,000	0.130	09/08/21	7,000,000
Port of Tacoma VRDN Subordinate Lien RB Series 2008 B RMKT (Bank of America N.A., LOC)(a)
11,500,000	0.050	06/07/21	11,500,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)(a)
13,000,000	0.060	06/07/21	13,000,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 D (U.S. Bank N.A., SPA)
16,550,000	0.060	06/07/21	16,550,000

			62,350,000

Wisconsin – 0.4%
Wisconsin Housing & Economic Development Authority VRDN Home Ownership RB Series 2019 B (FNMA)(FHLB, SPA)(a)
5,100,000	0.050	06/07/21	5,100,000

TOTAL INVESTMENTS – 99.7%			$1,386,272,710

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			3,996,222

NET ASSETS – 100.0%			$1,390,268,932

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Rate shown is that which is in effect on May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
BANS	—Bond Anticipation Notes
COPS	—Certificates of Participation
CP	—Commercial Paper
FHLB	—Insured by Federal Home Loan Bank
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
IHC	—Intermountain Health Care
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
VRDN	—Variable Rate Demand Notes

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2021, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of June 1, 2021, as follows:

Principal Amount	Maturity Value	Collateral Value
$152,000,000	$152,000,211	$156,494,140

REPURCHASE AGREEMENTS — At May 31, 2021, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.020%	$38,000,000
Bank of America, N.A.	0.010	31,666,667
BofA Securities, Inc.	0.010	19,000,000
Bank of Nova Scotia (The)	0.010	63,333,333

TOTAL		$152,000,000

At May 31, 2021, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	1.500 to 6.000%	10/01/26 to 05/01/51
Federal National Mortgage Association	2.000 to 6.500	02/01/25 to 05/01/51
Government National Mortgage Association	2.000 to 3.500	04/20/48 to 02/20/51
U.S. Treasury Notes	0.125 to 2.500	09/30/22 to 08/15/29

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Assets and Liabilities

May 31, 2021 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Assets:
Investments, at value (cost $1,177,669,720 and $1,386,272,710)	$1,177,669,720	$1,386,272,710
Repurchase agreements, at value (cost $402,200,000 and $0)	402,200,000	—
Cash	38,600	4,433,179
Receivables:
Investments sold	25,919,826	—
Fund shares sold	1,215,355	10,667
Interest	147,023	160,890
Reimbursement from investment advisor	22,059	13,570
Other assets	62,215	79,228
Total assets	1,607,274,798	1,390,970,244

Liabilities:
Payables:
Fund shares redeemed	1,745,728	516,164
Management fees	115,542	51,702
Dividend distribution	14,025	6,491
Accrued expenses	136,221	126,955
Total liabilities	2,011,516	701,312

Net Assets:
Paid-in capital	1,605,347,746	1,390,268,974
Total distributable earnings (loss)	(84,464)	(42)
NET ASSETS	$1,605,263,282	$1,390,268,932
Net asset value, offering and redemption price per share	$1.00	$1.00
Net Assets:
Class A Shares	$165,043,171	$9,342,923
Class C Shares	38,983	9,056
Class I Shares	1,327,238,502	1,376,626,950
Capital Shares	—	1,032
Service Shares	41,101,295	840,154
Preferred Shares	—	89,363
Select Shares	—	1,038
Administration Shares	37,516,918	304,956
Cash Management Shares	34,313,748	1,012
Premier Shares	—	1,026
Resource Shares	10,665	3,051,422
Total Net Assets	$1,605,263,282	$1,390,268,932
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	165,066,295	9,342,582
Class C Shares	38,989	9,055
Class I Shares	1,327,424,492	1,376,576,537
Capital Shares	—	1,032
Service Shares	41,107,053	840,124
Preferred Shares	—	89,360
Select Shares	—	1,038
Administration Shares	37,522,173	304,945
Cash Management Shares	34,318,554	1,012
Premier Shares	—	1,025
Resource Shares	10,666	3,051,310

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Operations

For the Six Months Ended May 31, 2021 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Investment Income:

Interest income	$1,103,761	$480,917

Expenses:
Fund-Level Expenses:

Management fees	1,311,431	1,145,869

Registration fees	127,326	74,757

Transfer Agency fees	81,969	71,621

Professional fees	47,618	45,676

Custody, accounting and administrative services	40,048	48,580

Printing and mailing fees	26,930	21,474

Trustee fees	11,105	10,696

Other	16,783	24,333

Subtotal	1,663,210	1,443,006
Class Specific Expenses:

Distribution and Service fees — Class A Shares	236,355	13,137

Service Share fees	118,456	2,068

Cash Management Share fees	116,011	2

Distribution fees — Cash Management Shares	69,607	2

Administration Share fees	40,215	380

Distribution fees — Class C Shares	195	105

Resource Share fees	27	8,072

Distribution fees — Resource Shares	7	2,422

Preferred Share fees	—	107

Premier Share fees	—	2

Total expenses	2,244,083	1,469,303

Less — expense reductions	(961,041)	(1,032,105)

Net expenses	1,283,042	437,198

NET INVESTMENT INCOME (LOSS)	$(179,281)	$43,719

Net realized gain from investment transactions	95,221	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(84,060)	$43,719

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund			Investor Tax-Exempt Money Market Fund
	For the Period Ended May 31, 2021	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Period Ended May 31, 2021	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income (loss)	$(179,281)	$(158,861)	$21,007,784	$43,719	$22,631	$11,096,792

Net realized gain from investment transactions	95,221	31,683	1,236,233	—	78,076	7,987

Net increase (decrease) in net assets resulting from operations	(84,060)	(127,178)	22,244,017	43,719	100,707	11,104,779

Distributions to shareholders:

From distributable earnings:

Class A Shares	(41,596)	(9,371)	(2,297,830)	(987)	(208)	(76,231)

Class C Shares	(9)	(2)	(63)	(2)	(1)	(39)

Class I Shares	(383,262)	(359,733)	(18,363,630)	(121,779)	(22,351)	(11,004,509)

Capital Shares	—	—	—	—	(1)	(10)

Service Shares	(10,675)	(2,182)	(314,654)	(71)	(12)	(4,489)

Preferred Shares	—	—	—	(22)	(3)	(1,884)

Select Shares	—	—	—	—	(1)	(10)

Administration Shares	(7,599)	(1,317)	(335,476)	(26)	(5)	(1,676)

Cash Management Shares	(10,727)	(1,794)	(138,019)	—	(1)	(6)

Premier Shares	—	—	—	—	(1)	(8)

Resource Shares	(3)	(1)	(72)	(258)	(48)	(7,929)

Total distributions to shareholders	(453,871)	(374,400)	(21,449,744)	(123,145)	(22,632)	(11,096,791)

From share transactions

Proceeds from sales of shares	747,871,506	303,870,341	4,020,278,618	910,488,047	409,431,141	2,567,445,330

Reinvestment of distributions	400,892	336,663	19,673,459	16,901	3,254	2,076,003

Cost of shares redeemed	(1,022,928,348)	(840,527,434)	(3,193,030,924)	(896,827,887)	(564,972,424)	(2,501,565,155)

Net increase (decrease) in net assets resulting from share transactions	(274,655,950)	(536,320,430)	846,921,153	13,677,061	(155,538,029)	67,956,178

NET INCREASE (DECREASE)	(275,193,881)	(536,822,008)	847,715,426	13,597,635	(155,459,954)	67,964,166

Net assets:

Beginning of period	1,880,457,163	2,417,279,171	1,569,563,745	1,376,671,297	1,532,131,251	1,464,167,085

End of period	$1,605,263,282	$1,880,457,163	$2,417,279,171	$1,390,268,932	$1,376,671,297	$1,532,131,251

†	The Funds changed their fiscal year end from August 31 to November 30.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights

	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Class A Shares					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.009	0.021	0.016	0.008	0.001

Net realized gain (loss)	—	(b)	—	(b)	0.001	— (b)	(0.003)	(0.002)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.010	0.021	0.013	0.006	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		—	%(e)	0.98%	2.14%	1.36%	0.62%	0.09%

Net assets, end of period (in 000’s)	$165,043		$221,008		$249,228	$169,451	$7,933	$563	$50

Ratio of net expenses to average net assets	0.17	%(f)	0.24	%(f)	0.42%	0.43%	0.43%	0.43%	0.43	%(f)

Ratio of total expenses to average net assets	0.45	%(f)	0.47	%(f)	0.46%	0.46%	0.54%	0.76%	5.13	%(f)

Ratio of net investment income (loss) to average net assets	(0.03	)%(f)	(0.08	)%(f)	0.88%	2.12%	1.59%	0.81%	0.16	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Class C Shares					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.003	0.014	0.004	— (b)	—	(b)

Net realized gain	—	(b)	—	(b)	0.002	— (b)	0.002	0.001	—	(b)

Total from investment operations	—	(b)	—	(b)	0.005	0.014	0.006	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.005)	(0.014)	(0.006)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.005)	(0.014)	(0.006)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		—	%(e)	0.46%	1.38%	0.60%	0.06%	0.05%

Net assets, end of period (in 000’s)	$39		$39		$53	$10	$10	$64	$50

Ratio of net expenses to average net assets	0.16	%(f)	0.24	%(f)	0.79%	1.18%	1.18%	1.02%	0.58	%(f)

Ratio of total expenses to average net assets	1.20	%(f)	1.22	%(f)	1.21%	1.21%	1.29%	1.51%	5.88	%(f)

Ratio of net investment income (loss) to average net assets	(0.03	)%(f)	(0.08	)%(f)	0.24%	1.38%	0.40%	0.04%	0.01	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Investor Money Market Fund — Class I Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.011	0.024	0.017	0.009	0.002

Net realized gain (loss)	—	(b)	—	(b)	0.001	— (b)	(0.001)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.012	0.024	0.016	0.009	0.002

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.012)	(0.024)	(0.016)	(0.009)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.012)	(0.024)	(0.016)	(0.009)	(0.002)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.03%		0.02%		1.22%	2.40%	1.61%	0.87%	0.24%

Net assets, end of period (in 000’s)	$1,327,239		$1,527,628		$2,025,657	$1,316,874	$504,770	$216,443	$10,679

Ratio of net expenses to average net assets	0.15	%(e)	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.18	%(e)

Ratio of total expenses to average net assets	0.20	%(e)	0.22	%(e)	0.21%	0.21%	0.29%	0.51%	4.88	%(e)

Ratio of net investment income (loss) to average net assets	(0.02	)%(e)	(0.02	)%(e)	1.11%	2.37%	1.68%	0.90%	0.41	%(e)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Service Shares					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.006	0.018	0.009	0.004	—	(b)

Net realized gain	—	(b)	—	(b)	0.002	0.001	0.002	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.008	0.019	0.011	0.004	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.008)	(0.019)	(0.011)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		—	%(e)	0.78%	1.89%	1.11%	0.39%	0.05%

Net assets, end of period (in 000’s)	$41,101		$50,167		$56,453	$30,615	$11	$50	$50

Ratio of net expenses to average net assets	0.17	%(f)	0.24	%(f)	0.62%	0.68%	0.68%	0.68%	0.61	%(f)

Ratio of total expenses to average net assets	0.70	%(f)	0.72	%(f)	0.71%	0.71%	0.79%	1.01%	5.38	%(f)

Ratio of net investment income (loss) to average net assets	(0.03	)%(f)	(0.08	)%(f)	0.62%	1.75%	0.92%	0.36%	0.02	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Investor Money Market Fund — Administration Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.009	0.021	0.014	0.007	0.001

Net realized gain (loss)	—	(b)	—	(b)	0.001	— (b)	(0.001)	(0.001)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.010	0.021	0.013	0.006	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		—	%(e)	0.98%	2.14%	1.36%	0.62%	0.09%

Net assets, end of period (in 000’s)	$37,517		$31,792		$33,860	$31,188	$132,200	$100,351	$50

Ratio of net expenses to average net assets	0.17	%(f)	0.24	%(f)	0.42%	0.43%	0.43%	0.43%	0.43	%(f)

Ratio of total expenses to average net assets	0.45	%(f)	0.47	%(f)	0.46%	0.46%	0.54%	0.76%	5.13	%(f)

Ratio of net investment income (loss) to average net assets	(0.03	)%(f)	(0.08	)%(f)	0.90%	2.12%	1.37%	0.72%	0.16	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Investor Money Market Fund — Cash Management Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.004	0.016	0.009	0.002	—	(b)

Net realized gain (loss)	—	(b)	—	(b)	0.002	— (b)	(0.001)	(0.001)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.006	0.016	0.008	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		—	%(e)	0.58%	1.58%	0.81%	0.15%	0.05%

Net assets, end of period (in 000’s)	$34,314		$49,812		$52,017	$21,414	$927	$91	$50

Ratio of net expenses to average net assets	0.17	%(f)	0.24	%(f)	0.76%	0.98%	0.98%	0.95%	0.62	%(f)

Ratio of total expenses to average net assets	1.00	%(f)	1.02	%(f)	1.01%	1.01%	1.09%	1.31%	5.68	%(f)

Ratio of net investment income (loss) to average net assets	(0.03	)%(f)	(0.08	)%(f)	0.38%	1.60%	0.88%	0.18%	0.01	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Resource Shares					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.017	0.008	0.002	—	(b)

Net realized gain	—	(b)	—	(b)	— (b)	— (b)	0.002	0.001	—	(b)

Total from investment operations	—	(b)	—	(b)	0.007	0.017	0.010	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.007)	(0.017)	(0.010)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.007)	(0.017)	(0.010)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		—	%(e)	0.67%	1.74%	0.96%	0.26%	0.05%

Net assets, end of period (in 000’s)	$11		$11		$11	$11	$11	$50	$50

Ratio of net expenses to average net assets	0.16	%(f)	0.23	%(f)	0.73%	0.81%	0.83%	0.82%	0.62	%(f)

Ratio of total expenses to average net assets	0.85	%(f)	0.87	%(f)	0.86%	0.86%	0.94%	1.16%	5.53	%(f)

Ratio of net investment income (loss) to average net assets	(0.03	)%(f)	(0.07	)%(f)	0.66%	1.75%	0.77%	0.22%	0.01	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Investor Tax-Exempt Money Market Fund — Class A Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.005	0.012	0.008	0.004	—	(b)

Net realized gain	—		—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	—	(b)	0.006	0.012	0.008	0.004	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.55%	1.16%	0.78%	0.38%	0.01%

Net assets, end of period (in 000’s)	$9,343		$10,756		$16,678	$14,846	$2,296	$643	$10

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.36%	0.43%	0.43%	0.43%	0.30	%(f)

Ratio of total expenses to average net assets	0.45	%(f)	0.48	%(f)	0.45%	0.45%	0.47%	0.54%	0.49	%(f)

Ratio of net investment income to average net assets	0.01	%(f)	0.01	%(f)	0.42%	1.11%	0.82%	0.35%	0.04	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Investor Tax-Exempt Money Market Fund — Class C Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
					2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—		—		0.001	0.004	0.001	— (b)	—	(b)

Net realized gain	—		—	(b)	— (b)	— (b)	— (b)	0.001	—	(b)

Total from investment operations	—	(b)	—	(b)	0.001	0.004	0.001	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.001)	(0.004)	(0.001)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.001)	(0.004)	(0.001)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.12%	0.41%	0.13%	0.07%	0.01%

Net assets, end of period (in 000’s)	$9		$29		$29	$9	$9	$9	$10

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.55%	1.19%	1.06%	0.72%	0.31	%(f)

Ratio of total expenses to average net assets	1.20	%(f)	1.23	%(f)	1.20%	1.20%	1.22%	1.29%	1.24	%(f)

Ratio of net investment income to average net assets	—	%(f)(g)	0.01	%(f)	0.14%	0.39%	0.15%	0.04%	0.04	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Investor Tax-Exempt Money Market Fund — Class I Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.007	0.014	0.010	0.006	0.001

Net realized gain	—		—	(b)	— (b)	— (b)	— (b)	0.001	— (b)

Total from investment operations	—	(b)	—	(b)	0.007	0.014	0.010	0.007	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.007)	(0.014)	(0.010)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.007)	(0.014)	(0.010)	(0.007)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.75%	1.42%	1.03%	0.63%	0.11%

Net assets, end of period (in 000’s)	$1,376,627		$1,361,639		$1,511,106	$1,444,641	$1,052,229	$924,326	$1,387,634

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.18%	0.18%	0.18%	0.18%	0.11%

Ratio of total expenses to average net assets	0.20	%(f)	0.23	%(f)	0.20%	0.20%	0.22%	0.29%	0.24%

Ratio of net investment income to average net assets	0.01	%(f)	0.01	%(f)	0.73%	1.40%	1.02%	0.57%	0.07%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Capital Shares					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—		0.001		0.010	0.017	0.013	0.003	—	(b)

Net realized gain	—		—	(b)	— (b)	— (b)	— (b)	0.002	—	(b)

Total from investment operations	—	(b)	0.001		0.010	0.017	0.013	0.005	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.001)		(0.010)	(0.017)	(0.013)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	(0.001)		(0.010)	(0.017)	(0.013)	(0.005)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.62%	1.27%	0.88%	0.48%	0.04%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$886

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.18%	0.18%	0.18%	0.33%	0.19%

Ratio of total expenses to average net assets	0.20	%(f)	0.38	%(f)	0.35%	0.35%	0.37%	0.44%	0.39%

Ratio of net investment income to average net assets	0.06	%(f)	0.35	%(f)	0.99%	1.69%	1.31%	0.30%	0.04%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Service Shares					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.005	0.009	0.005	— (b)	—	(b)

Net realized gain (loss)	—		—	(b)	(0.001)	— (b)	— (b)	0.002	—	(b)

Total from investment operations	—	(b)	—	(b)	0.004	0.009	0.005	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.004)	(0.009)	(0.005)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.004)	(0.009)	(0.005)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.39%	0.91%	0.53%	0.15%	0.01%

Net assets, end of period (in 000’s)	$840		$820		$818	$2,102	$836	$841	$58,173

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.56%	0.68%	0.68%	0.63%	0.21%

Ratio of total expenses to average net assets	0.70	%(f)	0.73	%(f)	0.70%	0.70%	0.72%	0.79%	0.74%

Ratio of net investment income to average net assets	0.01	%(f)	0.01	%(f)	0.45%	0.91%	0.52%	0.04%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Preferred Shares					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.005	0.013	0.009	0.005	0.001

Net realized gain	—		—	(b)	0.002	— (b)	— (b)	0.001	— (b)

Total from investment operations	—	(b)	—	(b)	0.007	0.013	0.009	0.006	0.001

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.007)	(0.013)	(0.009)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	— (b)

Total distributions(c)	—	(b)	—	(b)	(0.007)	(0.013)	(0.009)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.66%	1.32%	0.93%	0.53%	0.06%

Net assets, end of period (in 000’s)	$89		$278		$91	$61	$68	$37	$46

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.26%	0.28%	0.28%	0.28%	0.13%

Ratio of total expenses to average net assets	0.30	%(f)	0.33	%(f)	0.30%	0.30%	0.32%	0.39%	0.34%

Ratio of net investment income to average net assets	0.01	%(f)	0.01	%(f)	0.45%	1.31%	0.93%	0.48%	0.03%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Investor Tax-Exempt Money Market Fund — Select Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—		0.001		0.010	0.016	0.009	0.006	0.001

Net realized gain	—		—	(b)	— (b)	— (b)	0.001	— (b)	— (b)

Total from investment operations	—	(b)	0.001		0.010	0.016	0.010	0.006	0.001

Distributions to shareholders from net investment income	—	(b)	(0.001)		(0.010)	(0.016)	(0.010)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	— (b)

Total distributions(c)	—	(b)	(0.001)		(0.010)	(0.016)	(0.010)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.72%	1.39%	1.00%	0.60%	0.09%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$3	$5,401	$—

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.18%	0.18%	0.21%	0.21%	0.11%

Ratio of total expenses to average net assets	0.20	%(f)	0.26	%(f)	0.23%	0.23%	0.25%	0.32%	0.27%

Ratio of net investment income to average net assets	0.06	%(f)	0.35	%(f)	0.97%	1.50%	0.95%	0.62%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Investor Tax-Exempt Money Market Fund — Administration Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.006	0.012	0.008	0.003	—	(b)

Net realized gain	—		—	(b)	— (b)	— (b)	— (b)	0.001	—	(b)

Total from investment operations	—	(b)	—	(b)	0.006	0.012	0.008	0.004	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.006)	(0.012)	(0.008)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.55%	1.16%	0.78%	0.38%	0.01%

Net assets, end of period (in 000’s)	$305		$305		$305	$298	$2	$3,575	$13,041

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.37%	0.43%	0.43%	0.43%	0.18%

Ratio of total expenses to average net assets	0.45	%(f)	0.48	%(f)	0.45%	0.45%	0.47%	0.54%	0.49%

Ratio of net investment income to average net assets	0.01	%(f)	0.01	%(f)	0.55%	1.18%	0.75%	0.30%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Investor Tax-Exempt Money Market Fund — Cash Management Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—		0.001		0.004	0.010	0.002	— (b)	—	(b)

Net realized gain	—		—	(b)	0.001	— (b)	0.001	0.001	—	(b)

Total from investment operations	—	(b)	0.001		0.005	0.010	0.003	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.001)		(0.005)	(0.010)	(0.003)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	(0.001)		(0.005)	(0.010)	(0.003)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.22%	0.61%	0.24%	0.09%	0.01%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$54	$1

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.66%	0.90%	0.96%	0.77%	0.12%

Ratio of total expenses to average net assets	0.92	%(f)	1.03	%(f)	1.00%	1.00%	1.02%	1.09%	1.04%

Ratio of net investment income to average net assets	0.06	%(f)	0.36	%(f)	0.54%	0.96%	0.24%	0.01%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Investor Tax-Exempt Money Market Fund — Premier Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—		0.001		0.007	0.013	0.010	0.004	—	(b)

Net realized gain (loss)	—		—	(b)	0.001	— (b)	— (b)	(0.001)	—	(b)

Total from investment operations	—	(b)	0.001		0.008	0.013	0.010	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.001)		(0.008)	(0.013)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	(0.001)		(0.008)	(0.013)	(0.010)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.49%	1.06%	0.68%	0.29%	0.01%

Net assets, end of period (in 000’s)	$1		$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.43%	0.54%	0.54%	0.47%	0.12%

Ratio of total expenses to average net assets	0.56	%(f)	0.58	%(f)	0.55%	0.55%	0.57%	0.64%	0.59%

Ratio of net investment income to average net assets	0.06	%(f)	0.36	%(f)	0.75%	1.32%	0.95%	0.43%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Investor Tax-Exempt Money Market Fund — Resource Shares	Six Months Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020†		Year Ended August 31,
					2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	—	(b)	0.003	0.008	0.004	— (b)	—	(b)

Net realized gain	—		—	(b)	— (b)	— (b)	— (b)	0.001	—	(b)

Total from investment operations	—	(b)	—	(b)	0.003	0.008	0.004	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	—	(b)	(0.003)	(0.008)	(0.004)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—		—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	—	(b)	(0.003)	(0.008)	(0.004)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		—	%(e)	0.30%	0.76%	0.37%	0.08%	0.01%

Net assets, end of period (in 000’s)	$3,051		$2,840		$3,101	$2,206	$2,412	$3,731	$6,469

Ratio of net expenses to average net assets	0.06	%(f)	0.13	%(f)	0.61%	0.83%	0.83%	0.73%	0.20%

Ratio of total expenses to average net assets	0.85	%(f)	0.88	%(f)	0.85%	0.85%	0.87%	0.94%	0.89%

Ratio of net investment income to average net assets	0.01	%(f)	0.01	%(f)	0.29%	0.75%	0.36%	0.02%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements

May 31, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Investor Money Market	Class A, Class C, Class I, Service, Administration, Cash Management, and Resource	Diversified
Investor Tax-Exempt Money Market	Class A, Class C, Class I, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, and Resource	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees

(“Trustees”), GSAM evaluates daily the difference between each Fund’s NAV per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

29

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

30

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2021, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets, as set forth below.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares, as set forth below.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of the Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

31

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2021, Goldman Sachs has advised that it did not retain any CDSCs with respect to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.014%. These Other Expense limitations will remain in place through at least March 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.16% for the Investor Money Market and Investor Tax-Exempt Money Market Funds.

	Class A Shares	Class C Shares		Class I Shares	Capital Shares(a)	Service Shares		Preferred Shares(a)	Select Shares(a)	Administration Shares	Cash Management Shares		Premier Shares(a)	Resource Shares
Management Fee(a)	0.16%	0.16%		0.16%	0.16%	0.16%		0.16%	0.16%	0.16%	0.16%		0.16%	0.16%
Administration, Service and/or Shareholder Administration Fees	N/A	0.25		N/A	0.15	0.25		0.10	0.03	0.25	0.50		0.35	0.50
Distribution and/or Service (12b-1) Fees	0.25	0.75	(b)	N/A	N/A	0.25	(c)	N/A	N/A	N/A	0.30	(b)	N/A	0.15	(b)
Transfer Agency Fee	0.01	0.01		0.01	0.01	0.01		0.01	0.01	0.01	0.01		0.01	0.01

N/A – Fees not applicable to respective share class

(a)	Tax-Exempt Money Market Fund only.
(b)	Distribution (12b-1) fee only.
(c)	Service (12b-1) fee only.

32

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

During the six months ended May 31, 2021, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended May 31, 2021, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Transfer Agent Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Other Expense Reimbursements	Total Expense Reductions
Investor Money Market	$202	$42	$561	$156	$961
Investor Tax-Exempt Money Market	811	72	26	123	1,032

For the six months ended May 31, 2021, the net effective management fee rate for each of the Funds was 0.14% for Investor Money Market and 0.05% for Investor Tax-Exempt Money Market.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended May 31, 2021, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Investor Money Market	$176,415,000	$143,550,000	$—
Investor Tax-Exempt Money Market	489,405,000	326,115,000	—

As of May 31, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following funds:

Fund	Class A Shares	Class C Shares	Class I Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares
Investor Money Market	—	27%	—	—	—	—	—	—	—	—	100%
Investor Tax-Exempt Money Market	—	100%	—	100%	—	—	100%	—	100%	100%	—

I.  Line of Credit Facility — As of May 31, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021 the facility was $700,000,000.

33

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2020, the Funds’ certain timing differences on a tax basis were as follows:

	Investor Money Market	Investor Tax-Exempt Money Market
Timing differences (Distribution Payable)	$(6,981)	$(6,080)

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk – An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Floating and Variable Rate Obligations Risk – Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBORs will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV.

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Interest Rate Risk — When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.

34

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

6. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a

Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk – Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial Development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

New Accounting Standards — In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04,

“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

35

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

May 31, 2021 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Fiscal Year Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020

Class A Shares
Shares sold	18,022,657	16,805,199	397,334,164
Reinvestment of distributions	41,550	9,354	2,296,684
Shares redeemed	(73,969,198)	(44,988,673)	(319,934,660)
	(55,904,991)	(28,174,120)	79,696,188
Class C Shares
Shares sold	—	—	57,382
Reinvestment of distributions	9	1	60
Shares redeemed	—	(13,651)	(15,154)
	9	(13,650)	42,288
Class I Shares
Shares sold	581,574,439	244,513,031	3,317,488,991
Reinvestment of distributions	331,676	322,218	16,633,231
Shares redeemed	(781,855,284)	(742,434,339)	(2,626,006,125)
	(199,949,169)	(497,599,090)	708,116,097
Service Shares
Shares sold	25,912,004	14,774,282	152,624,789
Reinvestment of distributions	10,534	2,158	309,238
Shares redeemed	(34,974,422)	(21,051,684)	(127,114,736)
	(9,051,884)	(6,275,244)	25,819,291
Administration Shares
Shares sold	44,155,401	9,194,711	60,612,773
Reinvestment of distributions	6,667	1,172	298,507
Shares redeemed	(38,426,835)	(11,257,998)	(58,250,110)
	5,735,233	(2,062,115)	2,661,170
Cash Management Shares
Shares sold	78,207,005	18,583,118	92,160,519
Reinvestment of distributions	10,454	1,760	135,668
Shares redeemed	(93,702,609)	(20,781,089)	(61,710,139)
	(15,485,150)	(2,196,211)	30,586,048
Resource Shares
Shares sold	—	—	—
Reinvestment of distributions	2	—	71
Shares redeemed	—	—	—
	2	—	71

NET INCREASE IN SHARES	(274,655,950)	(536,320,430)	846,921,153

†	The Fund changed its fiscal year end from August 31 to November 30.

36

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt Money Market Fund

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Fiscal Year Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020

Class A Shares
Shares sold	2,686,074	517,326	39,422,787
Reinvestment of distributions	966	207	76,182
Shares redeemed	(4,099,897)	(6,439,317)	(37,666,872)
	(1,412,857)	(5,921,784)	1,832,097
Class C Shares
Shares sold	—	—	81,993
Reinvestment of distributions	2	—	37
Shares redeemed	(19,478)	—	(62,543)
	(19,476)	—	19,487
Class I Shares
Shares sold	900,270,876	406,405,883	2,514,777,537
Reinvestment of distributions	15,592	2,986	1,987,323
Shares redeemed	(885,220,376)	(555,953,190)	(2,450,307,364)
	15,066,092	(149,544,321)	66,457,496
Capital Shares
Shares sold	—	—	—
Reinvestment of distributions	—	—	6
Shares redeemed	—	—	—
	—	—	6
Service Shares
Shares sold	184,010	44,493	1,562,721
Reinvestment of distributions	46	8	2,073
Shares redeemed	(164,059)	(41,873)	(2,849,099)
	19,997	2,628	(1,284,305)
Preferred Shares
Shares sold	18,048	202,046	1,100,394
Reinvestment of distributions	17	1	1,436
Shares redeemed	(206,462)	(15,536)	(1,071,605)
	(188,397)	186,511	30,225
Select Shares
Shares sold	—	—	—
Reinvestment of distributions	—	—	8
Shares redeemed	—	—	—
	—	—	8
Administration Shares
Shares sold	—	—	5,100
Reinvestment of distributions	26	5	1,674
Shares redeemed	—	—	(50)
	26	5	6,724
Cash Management Shares
Shares sold	—	—	—
Reinvestment of distributions	—	—	2
Shares redeemed	—	—	—
	—	—	2
Premier Shares
Shares sold	—	—	—
Reinvestment of distributions	—	—	5
Shares redeemed	—	—	—
	—	—	5
Resource Shares
Shares sold	7,329,039	2,261,393	10,494,798
Reinvestment of distributions	252	47	7,257
Shares redeemed	(7,117,615)	(2,522,508)	(9,607,622)
	211,676	(261,068)	894,433

NET INCREASE (DECREASE) IN SHARES	13,677,061	(155,538,029)	67,956,178

†	The Fund changed its fiscal year end from August 31 to November 30.

37

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended May 31, 2021 (Unaudited)

As a shareholder of Class A Shares, Class C Shares, Class I Shares, Capital Shares, Service Shares, Preferred Shares, Select Shares, Administration Shares, Cash Management Shares, Premier Shares, or Resource Shares of a Fund you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Class I Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class I Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Resource Shares, Cash Management Shares, Class A Shares, or Class C Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021, which represents a period of 182 days in a 365-day year.

Actual Expenses — The first line under each Share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each Share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Investor Money Market Fund				Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*
Class A Shares
Actual	$1,000.00	$1,023.40		$0.86	$1,000.00	$1,008.60		$0.30
Hypothetical 5% return	1,000.00	1,024.08	+	0.86	1,000.00	1,024.63	+	0.30
Class C Shares
Actual	1,000.00	1,023.40		0.81	1,000.00	1,008.60		0.30
Hypothetical 5% return	1,000.00	1,024.13	+	0.81	1,000.00	1,024.63	+	0.30
Class I Shares
Actual	1,000.00	1,029.20		0.76	1,000.00	1,008.60		0.30
Hypothetical 5% return	1,000.00	1,024.18	+	0.76	1,000.00	1,024.63	+	0.30
Capital Shares
Actual	—	—		—	1,000.00	1,008.60		0.30
Hypothetical 5% return	—	—		—	1,000.00	1,024.63	+	0.30
Service Shares
Actual	1,000.00	1,023.40		0.86	1,000.00	1,008.60		0.30
Hypothetical 5% return	1,000.00	1,024.08	+	0.86	1,000.00	1,024.63	+	0.30
Preferred Shares
Actual	—	—		—	1,000.00	1,008.60		0.30
Hypothetical 5% return	—	—		—	1,000.00	1,024.63	+	0.30
Select Shares
Actual	—	—		—	1,000.00	1,008.60		0.30
Hypothetical 5% return	—	—		—	1,000.00	1,024.63	+	0.30
Administration Shares
Actual	1,000.00	1,023.40		0.86	1,000.00	1,008.60		0.30
Hypothetical 5% return	1,000.00	1,024.08	+	0.86	1,000.00	1,024.63	+	0.30
Cash Management Shares
Actual	1,000.00	1,023.40		0.86	1,000.00	1,008.60		0.30
Hypothetical 5% return	1,000.00	1,024.08	+	0.86	1,000.00	1,024.63	+	0.30

38

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended May 31, 2021 (Unaudited) (continued)

	Investor Money Market Fund				Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*	Beginning Account Value 12/1/20	Ending Account Value 5/31/21		Expenses Paid for the 6 months ended 5/31/2021*
Premier Shares
Actual	$—	$—		$—	$1,000.00	$1,008.60		$0.30
Hypothetical 5% return	—	—		—	1,000.00	1,024.63	+	0.30
Resource Shares
Actual	1,000.00	1,023.40		0.81	1,000.00	1,008.60		0.30
Hypothetical 5% return	1,000.00	1,024.13	+	0.81	1,000.00	1,024.63	+	0.30

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Class I Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares
Investor Money Market Fund	0.17%	0.16%	0.15%	—	0.17%	—	—	0.17%	0.17%	—	0.16%

Investor Tax-Exempt Money Market Fund	0.06	0.06	0.06	0.06%	0.06	0.06%	0.06%	0.06	0.06	0.06%	0.06

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

39

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.20 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of May 31, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co. LLC by calling (Class A Shares and Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 245180-OTU-1445695 IMMITEMMSAR-21

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 2, 2021

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 2, 2021